UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08532

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	11-30

Date of reporting period:	02-29-2016

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Global Allocation Fund
February 29, 2016

Global Allocation - Schedule of Investments
FEBRUARY 29, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 83.7%
International Equity Funds — 34.7%
Emerging Markets Fund Institutional Class	142,680	1,080,084
Global Gold Fund Institutional Class(2)	28,462	223,998
Global Real Estate Fund Institutional Class	221,763	2,355,121
International Growth Fund Institutional Class	183,768	1,874,437
NT International Small-Mid Cap Fund R6 Class	52,405	495,749
NT International Value Fund R6 Class	175,965	1,395,402
		7,424,791
Domestic Equity Funds — 21.3%
AC Alternatives Equity Market Neutral Fund Institutional Class(2)	18,076	209,315
AC Alternatives Market Neutral Value Fund Institutional Class	19,415	208,715
Core Equity Plus Fund Institutional Class	119,118	1,398,449
Heritage Fund Institutional Class	14,005	283,890
Large Company Value Fund Institutional Class	120,386	971,514
Mid Cap Value Fund Institutional Class	19,708	279,458
Select Fund Institutional Class	18,234	974,968
Small Company Fund Institutional Class	19,839	230,724
		4,557,033
International Fixed Income Funds — 14.2%
Emerging Markets Debt Fund R6 Class	66,392	639,355
International Bond Fund Institutional Class	193,350	2,389,804
		3,029,159
Domestic Fixed Income Funds — 13.5%
Diversified Bond Fund Institutional Class	126,595	1,364,689
High-Yield Fund Institutional Class	295,070	1,525,511
		2,890,200
TOTAL MUTUAL FUNDS (Cost $18,249,028)		17,901,183
EXCHANGE-TRADED FUNDS — 13.7%
iShares Global Tech ETF	2,426	221,712
iShares S&P GSCI Commodity Indexed Trust(2)	110,528	1,455,654
PowerShares DB Agriculture Fund(2)	23,416	467,617
ProShares VIX Mid-Term Futures ETF(2)	6,172	381,553
SPDR Gold Shares(2)	1,730	205,247
Sprott Physical Gold Trust(2)	19,999	204,590
TOTAL EXCHANGE-TRADED FUNDS (Cost $4,503,237)		2,936,373
TEMPORARY CASH INVESTMENTS — 2.6%
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.50% - 0.625%, 6/15/16 - 8/15/16, valued at $213,861), in a joint trading account at 0.20%, dated 2/29/16, due 3/1/16 (Delivery value $209,639)		209,638
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/44, valued at $332,450), at 0.10%, dated 2/29/16, due 3/1/16 (Delivery value $325,001)		325,000
SSgA U.S. Government Money Market Fund, Class N	616	616
State Street Institutional Liquid Reserves Fund, Premier Class	31,261	31,261
TOTAL TEMPORARY CASH INVESTMENTS (Cost $566,515)		566,515

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $23,318,780)	21,404,071
OTHER ASSETS AND LIABILITIES†	(10,010)
TOTAL NET ASSETS — 100.0%	$21,394,061

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	64,857	USD	46,400	Barclays Bank plc	3/16/16	(137)
AUD	1,964	USD	1,364	JPMorgan Chase Bank N.A.	3/16/16	37
AUD	5,291	USD	3,793	State Street Bank & Trust Co.	3/16/16	(19)
AUD	64,691	USD	45,349	Westpac Group	3/16/16	795
USD	34,130	AUD	48,169	Barclays Bank plc	3/16/16	(229)
USD	44,645	AUD	64,686	Barclays Bank plc	3/16/16	(1,495)
USD	1,553	AUD	2,135	Deutsche Bank	3/16/16	30
USD	504	AUD	710	JPMorgan Chase Bank N.A.	3/16/16	(3)
USD	45,041	AUD	63,981	Westpac Group	3/16/16	(596)
USD	17,679	AUD	25,109	Westpac Group	3/16/16	(231)
BRL	146,130	USD	35,404	UBS AG	3/16/16	852
BRL	32,628	USD	8,239	UBS AG	3/16/16	(144)
CAD	56,410	USD	41,187	Barclays Bank plc	3/16/16	505
CAD	68,295	USD	50,255	Barclays Bank plc	3/16/16	222
CAD	2,945	USD	2,119	JPMorgan Chase Bank N.A.	3/16/16	57
CAD	26,880	USD	18,669	JPMorgan Chase Bank N.A.	3/16/16	1,198
CAD	3,242	USD	2,284	State Street Bank & Trust Co.	3/16/16	112
CAD	18,016	USD	12,536	State Street Bank & Trust Co.	3/16/16	780
CAD	13,580	USD	9,358	State Street Bank & Trust Co.	3/16/16	679
CAD	85,578	USD	61,703	Westpac Group	3/16/16	1,548
USD	37,804	CAD	53,138	Barclays Bank plc	3/16/16	(1,471)
USD	69,670	CAD	97,393	Barclays Bank plc	3/16/16	(2,313)
USD	40,142	CAD	56,120	Westpac Group	3/16/16	(1,336)
CHF	40,538	USD	41,132	Barclays Bank plc	3/16/16	(507)
CHF	38,820	USD	40,014	Barclays Bank plc	3/16/16	(1,111)
CHF	39,628	USD	40,134	Barclays Bank plc	3/16/16	(421)
USD	40,336	CHF	40,538	Barclays Bank plc	3/16/16	(289)
USD	2,684	CHF	2,648	Barclays Bank plc	3/16/16	30
USD	36,305	CHF	36,172	Barclays Bank plc	3/16/16	55
USD	11,687	CHF	11,447	State Street Bank & Trust Co.	3/16/16	215
USD	28,775	CHF	28,265	UBS AG	3/16/16	449
CLP	1,551,036	USD	2,173	UBS AG	3/16/16	49
CLP	1,015,238	USD	1,379	UBS AG	3/16/16	75
CLP	8,797,961	USD	12,041	UBS AG	3/16/16	566
CLP	33,469,714	USD	47,074	UBS AG	3/16/16	887
CLP	26,269,757	USD	37,091	UBS AG	3/16/16	553
USD	36,600	CLP	26,269,758	UBS AG	3/16/16	(1,044)
USD	62,574	CLP	44,833,949	UBS AG	3/16/16	(1,672)
COP	151,043,201	USD	44,268	UBS AG	3/16/16	1,553
USD	28,428	COP	96,369,496	UBS AG	3/16/16	(808)
USD	15,931	COP	54,673,716	UBS AG	3/16/16	(656)
EUR	2,351	USD	2,585	Barclays Bank plc	3/16/16	(27)
EUR	57,267	USD	62,564	Barclays Bank plc	3/16/16	(242)
EUR	65,209	USD	73,095	Barclays Bank plc	3/16/16	(2,129)

EUR	50,031	USD	56,019	Barclays Bank plc	3/16/16	(1,572)
EUR	15,169	USD	17,145	Barclays Bank plc	3/16/16	(637)
EUR	1,389	USD	1,522	JPMorgan Chase Bank N.A.	3/16/16	(10)
EUR	8,595	USD	9,487	UBS AG	3/16/16	(133)
EUR	4,774	USD	5,187	UBS AG	3/16/16	8
USD	42,679	EUR	39,363	Barclays Bank plc	3/16/16	(159)
USD	27,372	EUR	25,293	Barclays Bank plc	3/16/16	(154)
USD	22,413	EUR	20,322	State Street Bank & Trust Co.	3/16/16	297
USD	603	EUR	553	UBS AG	3/16/16	1
USD	16,241	EUR	14,312	UBS AG	3/16/16	665
USD	43,928	EUR	39,879	UBS AG	3/16/16	529
USD	876	EUR	806	Westpac Group	3/16/16	(1)
GBP	14,248	USD	20,805	Barclays Bank plc	3/16/16	(973)
GBP	5,464	USD	7,879	UBS AG	3/16/16	(274)
USD	27,932	GBP	19,712	Barclays Bank plc	3/16/16	494
USD	53,330	GBP	37,004	Barclays Bank plc	3/16/16	1,824
USD	16,743	GBP	11,581	JPMorgan Chase Bank N.A.	3/16/16	623
USD	5,511	GBP	3,811	State Street Bank & Trust Co.	3/16/16	207
USD	57,080	HKD	444,755	Barclays Bank plc	3/16/16	(106)
USD	57,597	HKD	450,182	JPMorgan Chase Bank N.A.	3/16/16	(287)
HUF	11,441,795	USD	39,686	Barclays Bank plc	3/16/16	444
IDR	164,673,912	USD	11,877	UBS AG	3/16/16	422
IDR	699,872,212	USD	49,955	UBS AG	3/16/16	2,316
USD	1,094	IDR	15,355,694	UBS AG	3/16/16	(53)
USD	10,021	IDR	141,810,850	UBS AG	3/16/16	(570)
ILS	290,183	USD	74,851	Barclays Bank plc	3/16/16	(465)
ILS	2,532	USD	644	Deutsche Bank	3/16/16	5
USD	8,690	ILS	34,512	Barclays Bank plc	3/16/16	(156)
USD	35,004	ILS	138,793	Barclays Bank plc	3/16/16	(575)
USD	30,413	ILS	119,410	JPMorgan Chase Bank N.A.	3/16/16	(197)
INR	4,840,993	USD	71,900	UBS AG	3/16/16	(1,164)
INR	5,043,962	USD	74,527	Westpac Group	3/16/16	(826)
USD	14,817	INR	1,017,944	UBS AG	3/16/16	(57)
USD	74,007	INR	5,043,962	Westpac Group	3/16/16	306
JPY	34,071,620	USD	281,866	JPMorgan Chase Bank N.A.	3/16/16	20,428
JPY	5,749,439	USD	48,533	UBS AG	3/16/16	2,478
JPY	7,430,655	USD	61,218	UBS AG	3/16/16	4,709
JPY	11,049,492	USD	93,882	Westpac Group	3/16/16	4,153
USD	89,689	JPY	10,846,617	Barclays Bank plc	3/16/16	(6,546)
USD	235,777	JPY	27,560,679	Barclays Bank plc	3/16/16	(8,750)
USD	43,877	JPY	5,324,465	JPMorgan Chase Bank N.A.	3/16/16	(3,363)
USD	17,465	JPY	2,106,191	JPMorgan Chase Bank N.A.	3/16/16	(1,222)
USD	819	JPY	93,981	UBS AG	3/16/16	(15)
USD	48,619	JPY	5,749,438	Westpac Group	3/16/16	(2,392)
KRW	27,684,547	USD	23,111	UBS AG	3/16/16	(781)
KRW	47,573,127	USD	39,411	UBS AG	3/16/16	(1,040)
KRW	20,560,212	USD	17,274	UBS AG	3/16/16	(691)
USD	33,839	KRW	40,865,379	UBS AG	3/16/16	878
USD	22,424	KRW	27,267,961	UBS AG	3/16/16	431
USD	36,472	KRW	44,139,984	UBS AG	3/16/16	870
USD	22,809	KRW	27,684,545	UBS AG	3/16/16	480
MXN	199,915	USD	10,720	Barclays Bank plc	3/16/16	294
MXN	1,120,041	USD	61,873	Deutsche Bank	3/16/16	(165)

USD	22,763	MXN	420,011	Barclays Bank plc	3/16/16	(377)
USD	34,221	MXN	640,932	Barclays Bank plc	3/16/16	(1,090)
USD	57,744	MXN	1,041,960	Barclays Bank plc	3/16/16	339
MYR	228,888	USD	53,267	UBS AG	3/16/16	1,310
MYR	145,995	USD	35,171	UBS AG	3/16/16	(359)
USD	52,335	MYR	227,921	UBS AG	3/16/16	(2,011)
USD	540	MYR	2,323	UBS AG	3/16/16	(14)
NOK	377,006	USD	43,161	Barclays Bank plc	3/16/16	156
NOK	306,416	USD	34,789	JPMorgan Chase Bank N.A.	3/16/16	418
NOK	86,203	USD	10,035	JPMorgan Chase Bank N.A.	3/16/16	(130)
USD	42,915	NOK	376,849	Deutsche Bank	3/16/16	(384)
USD	11,397	NOK	97,685	Westpac Group	3/16/16	173
NZD	69,735	USD	46,675	Barclays Bank plc	3/16/16	(765)
USD	44,734	NZD	69,735	Westpac Group	3/16/16	(1,176)
PHP	1,036,228	USD	21,396	UBS AG	3/16/16	451
PHP	1,672,446	USD	34,777	UBS AG	3/16/16	484
USD	27,997	PHP	1,347,502	UBS AG	3/16/16	(413)
USD	34,617	PHP	1,650,195	UBS AG	3/16/16	(175)
USD	72,705	PHP	3,492,031	UBS AG	3/16/16	(920)
USD	35,393	PHP	1,688,977	UBS AG	3/16/16	(216)
PLN	115,399	USD	28,229	Barclays Bank plc	3/16/16	655
PLN	293,853	USD	74,629	Barclays Bank plc	3/16/16	(1,078)
PLN	5,810	USD	1,471	State Street Bank & Trust Co.	3/16/16	(16)
USD	28,819	PLN	115,399	Barclays Bank plc	3/16/16	(66)
USD	34,074	PLN	135,754	Barclays Bank plc	3/16/16	95
USD	53,718	PLN	212,808	Barclays Bank plc	3/16/16	452
USD	21,770	PLN	86,636	Barclays Bank plc	3/16/16	85
RUB	2,383,231	USD	30,321	UBS AG	3/16/16	1,216
USD	3,716	RUB	299,058	UBS AG	3/16/16	(241)
USD	25,607	RUB	2,084,173	UBS AG	3/16/16	(1,972)
SEK	408,508	USD	48,794	JPMorgan Chase Bank N.A.	3/16/16	(1,058)
SEK	26,414	USD	3,073	UBS AG	3/16/16	14
SEK	384,245	USD	44,819	UBS AG	3/16/16	82
USD	27,493	SEK	231,329	Deutsche Bank	3/16/16	461
USD	47,814	SEK	408,508	Deutsche Bank	3/16/16	77
USD	36,802	SEK	315,332	JPMorgan Chase Bank N.A.	3/16/16	(46)
USD	11,695	SEK	98,709	State Street Bank & Trust Co.	3/16/16	160
SGD	50,612	USD	35,441	Barclays Bank plc	3/16/16	548
SGD	105,792	USD	75,000	Deutsche Bank	3/16/16	227
SGD	48,659	USD	34,611	State Street Bank & Trust Co.	3/16/16	(11)
USD	737	SGD	1,039	JPMorgan Chase Bank N.A.	3/16/16	(2)
USD	69,016	SGD	99,271	State Street Bank & Trust Co.	3/16/16	(1,573)
USD	72,899	SGD	104,762	State Street Bank & Trust Co.	3/16/16	(1,595)
THB	1,631,940	USD	45,401	UBS AG	3/16/16	385
THB	931,654	USD	26,392	UBS AG	3/16/16	(254)
TRY	105,051	USD	34,165	Barclays Bank plc	3/16/16	1,110
TRY	64,933	USD	21,575	Barclays Bank plc	3/16/16	228
TRY	48,119	USD	16,284	Barclays Bank plc	3/16/16	(126)
TRY	97,917	USD	33,193	Barclays Bank plc	3/16/16	(313)
TRY	5,571	USD	1,832	Barclays Bank plc	3/16/16	39
TRY	156,365	USD	52,533	Barclays Bank plc	3/16/16	(28)
USD	51,450	TRY	151,535	Barclays Bank plc	3/16/16	567
USD	52,940	TRY	161,936	JPMorgan Chase Bank N.A.	3/16/16	(1,436)

TWD	290,763	USD	8,609	UBS AG	3/16/16	125
TWD	1,900,625	USD	57,682	UBS AG	3/16/16	(593)
TWD	1,988,082	USD	60,564	UBS AG	3/16/16	(849)
USD	22,022	TWD	739,394	UBS AG	3/16/16	(187)
USD	42,214	TWD	1,406,348	UBS AG	3/16/16	(29)
USD	60,099	TWD	1,988,082	UBS AG	3/16/16	384
USD	43,259	TWD	1,451,994	UBS AG	3/16/16	(354)
ZAR	342,407	USD	21,443	Barclays Bank plc	3/16/16	78
ZAR	579,880	USD	34,868	JPMorgan Chase Bank N.A.	3/16/16	1,578
						(4,065)

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
EUR	-	Euro
GBP	-	British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Mutual Funds	17,901,183	—	—
Exchange-Traded Funds	2,936,373	—	—
Temporary Cash Investments	31,877	534,638	—
	20,869,433	534,638	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	66,006	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	70,071	—

3. Affiliated Company Transactions

A summary of transactions for each affiliated fund for the three months ended February 29, 2016 follows:

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value

Emerging Markets Fund	$1,132,077	$276,913	$231,757	$(14,953)	$—	$1,080,084
Global Gold Fund(3)	234,060	—	111,093	(25,252)	—	223,998
Global Real Estate Fund	3,039,212	125,946	615,449	4,263	80,593	2,355,121
International Growth Fund	1,984,183	407,052	191,749	(7,526)	117,335	1,874,437
NT International Small-Mid Cap Fund	589,229	30,422	81,662	1,636	5,124	495,749
NT International Value Fund	1,400,434	335,136	154,450	(23,046)	35,949	1,395,402
AC Alternatives Equity Market Neutral Fund(3)	268,917	—	63,517	(19)	—	209,315
AC Alternatives Market Neutral Value Fund	267,616	4,173	62,215	938	4,173	208,715
Core Equity Plus Fund	1,655,626	239,756	246,697	23,706	126,341	1,398,449
Heritage Fund	583,228	48,464	250,888	(2,189)	45,481	283,890
Large Company Value Fund	1,217,056	184,392	367,643	(20,230)	4,848	971,514
Mid Cap Value Fund	586,565	53,902	302,920	(32,476)	52,885	279,458
Select Fund	1,211,875	241,843	252,710	87,705	55,859	974,968
Small Company Fund	647,245	1,283	244,077	82,882	1,283	230,724
Emerging Markets Debt Fund	775,712	6,902	140,415	(3,772)	6,901	639,355
International Bond Fund	2,796,543	98,621	637,806	(83,006)	61,948	2,389,804
Diversified Bond Fund	1,304,132	303,669	245,078	(349)	15,160	1,364,689
High-Yield Fund	1,793,034	24,508	239,818	(34,092)	24,487	1,525,511
	$21,486,744	$2,382,982	$4,439,944	$(45,780)	$638,367	$17,901,183

(1) Affiliated fund investments represent Institutional Class for all funds, except R6 Class for NT International Small-Mid Cap Fund, NT International Value Fund and Emerging Markets Debt Fund. Additional information and attributes of each affiliated fund are available at americancentury.com.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Non-income producing.

4. Federal Tax Information

As of February 29, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$23,848,771
Gross tax appreciation of investments	$461,890
Gross tax depreciation of investments	(2,906,590)
Net tax appreciation (depreciation) of investments	$(2,444,700)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Multi-Asset Income Fund
February 29, 2016

Multi-Asset Income - Schedule of Investments
FEBRUARY 29, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 42.9%
Emerging Markets Debt Fund R6 Class	197,350	1,900,481
High-Yield Fund R6 Class	699,646	3,610,530
International Value Fund R6 Class	212,852	1,426,109
Utilities Fund Investor Class	10,435	180,005
TOTAL MUTUAL FUNDS (Cost $7,916,696)		7,117,125
COMMON STOCKS — 27.7%
Air Freight and Logistics†
United Parcel Service, Inc., Class B	70	6,758
Banks — 0.4%
Comerica, Inc.	224	7,567
Commerce Bancshares, Inc.	154	6,542
JPMorgan Chase & Co.	118	6,643
PNC Financial Services Group, Inc. (The)	503	40,899
SunTrust Banks, Inc.	310	10,286
		71,937
Beverages — 0.2%
PepsiCo, Inc.	319	31,205
Capital Markets — 0.5%
AllianceBernstein Holding LP	728	14,400
Ameriprise Financial, Inc.	71	5,960
Blackstone Group LP (The)	2,180	56,615
Northern Trust Corp.	210	12,470
		89,445
Chemicals — 0.2%
Air Products & Chemicals, Inc.	200	26,494
Potash Corp. of Saskatchewan, Inc.	210	3,557
		30,051
Commercial Services and Supplies — 0.2%
Republic Services, Inc.	527	24,084
Tyco International plc	95	3,342
Waste Management, Inc.	59	3,295
		30,721
Communications Equipment — 0.2%
Cisco Systems, Inc.	1,274	33,353
Containers and Packaging†
International Paper Co.	206	7,354
Distributors — 0.2%
Genuine Parts Co.	345	31,102
Diversified Telecommunication Services — 0.1%
Verizon Communications, Inc.	364	18,466
Electric Utilities — 0.8%
Edison International	714	48,666
Eversource Energy	169	9,177
Westar Energy, Inc.	1,095	47,589
Xcel Energy, Inc.	565	22,340
		127,772

Electrical Equipment†
Eaton Corp. plc	118	6,692
Energy Equipment and Services — 0.4%
Frank's International NV	759	10,542
Schlumberger Ltd.	686	49,200
		59,742
Food and Staples Retailing — 0.4%
Sysco Corp.	679	29,964
Wal-Mart Stores, Inc.	625	41,463
		71,427
Food Products — 0.3%
General Mills, Inc.	248	14,595
Mead Johnson Nutrition Co.	412	30,389
		44,984
Gas Utilities — 0.8%
Atmos Energy Corp.	505	35,052
Laclede Group, Inc. (The)	250	16,380
ONE Gas, Inc.	1,074	62,271
WGL Holdings, Inc.	255	17,388
		131,091
Health Care Equipment and Supplies — 0.2%
Medtronic plc	371	28,712
Health Care Providers and Services — 0.1%
Quest Diagnostics, Inc.	244	16,233
Hotels, Restaurants and Leisure — 0.1%
McDonald's Corp.	86	10,078
Household Durables — 0.1%
Tupperware Brands Corp.	91	4,546
Whirlpool Corp.	36	5,592
		10,138
Household Products — 0.3%
Procter & Gamble Co. (The)	591	47,451
Industrial Conglomerates — 0.2%
3M Co.	162	25,413
General Electric Co.	198	5,770
		31,183
Insurance — 0.1%
Marsh & McLennan Cos., Inc.	350	19,968
MetLife, Inc.	152	6,013
		25,981
Life Sciences Tools and Services†
Agilent Technologies, Inc.	113	4,221
Machinery — 0.1%
Stanley Black & Decker, Inc.	112	10,529
Multi-Utilities — 0.5%
Ameren Corp.	289	13,569
NorthWestern Corp.	293	17,395
PG&E Corp.	848	48,107
		79,071
Oil, Gas and Consumable Fuels — 3.6%
Antero Midstream Partners LP	2,550	56,661
California Resources Corp.	41	23
Chevron Corp.	78	6,508

Columbia Pipeline Partners LP	3,742	66,196
Dominion Midstream Partners LP(2)	1,139	34,603
EQT GP Holdings LP	1,654	39,481
EQT Midstream Partners LP	553	39,611
Exxon Mobil Corp.	596	47,769
Imperial Oil Ltd.	52	1,657
Occidental Petroleum Corp.	441	30,350
Phillips 66 Partners LP	658	39,658
Rice Midstream Partners LP	3,418	45,288
Shell Midstream Partners LP	1,914	68,043
Spectra Energy Partners LP	1,926	89,193
TOTAL SA ADR	815	36,439
		601,480
Pharmaceuticals — 0.6%
Johnson & Johnson	355	37,350
Merck & Co., Inc.	273	13,707
Pfizer, Inc.	1,676	49,727
		100,784
Real Estate Investment Trusts (REITs) — 16.5%
Blackstone Mortgage Trust, Inc., Class A	5,496	135,971
Brixmor Property Group, Inc.	4,179	97,914
CapitaLand Mall Trust	89,300	139,089
Colony Starwood Homes	5,856	128,598
Corrections Corp. of America	1,853	53,607
Digital Realty Trust, Inc.	1,622	128,252
Easterly Government Properties, Inc.	7,774	132,935
EPR Properties	2,157	134,230
Frasers Centrepoint Trust	96,400	136,149
GEO Group, Inc. (The)	1,695	49,223
Kite Realty Group Trust	2,672	71,930
Liberty Property Trust	4,334	125,166
Mercialys SA	4,901	107,700
Mid-America Apartment Communities, Inc.	734	66,016
Physicians Realty Trust	7,734	132,870
Piedmont Office Realty Trust, Inc., Class A	277	5,088
Scentre Group	35,026	109,284
Simon Property Group, Inc.	356	67,544
Smart Real Estate Investment Trust	5,133	122,084
Spirit Realty Capital, Inc.	12,646	135,186
Starwood Property Trust, Inc.	7,101	124,552
STORE Capital Corp.	5,243	126,618
Ventas, Inc.	2,188	121,806
Vicinity Centres	62,731	139,289
Weyerhaeuser Co.	388	10,080
WP Carey, Inc.	2,311	131,011
		2,732,192
Road and Rail — 0.1%
Norfolk Southern Corp.	67	4,902
Union Pacific Corp.	93	7,334
		12,236
Semiconductors and Semiconductor Equipment — 0.2%
Applied Materials, Inc.	1,128	21,285
Maxim Integrated Products, Inc.	347	11,750

			33,035
Software — 0.1%
Microsoft Corp.		327	16,638
Thrifts and Mortgage Finance — 0.2%
Capitol Federal Financial, Inc.		3,223	40,513
TOTAL COMMON STOCKS (Cost $4,457,395)			4,592,575
PREFERRED STOCKS — 8.2%
Banks — 3.5%
U.S. Bancorp, 6.00%		12,633	332,766
Wells Fargo & Co., 8.00%		8,810	244,037
			576,803
Diversified Financial Services — 0.8%
Citigroup, Inc., 5.95%		137,000	129,979
Electric Utilities — 2.0%
Pacific Gas & Electric Co., 4.50%		7,768	186,238
Pacific Gas & Electric Co., 4.80%		1,537	37,718
Pacific Gas & Electric Co., 5.00%		4,387	109,916
			333,872
Multi-Utilities — 1.8%
SCE Trust II, 5.10%		11,950	297,555
Real Estate Investment Trusts (REITs) — 0.1%
DDR Corp., 6.25%		500	12,975
Kimco Realty Corp., 5.625%		530	13,467
			26,442
TOTAL PREFERRED STOCKS (Cost $1,351,489)			1,364,651
CONVERTIBLE PREFERRED STOCKS — 5.6%
Banks — 3.5%
Bank of America Corp., 7.25%		259	285,302
Wells Fargo & Co., 7.50%		251	294,119
			579,421
Gas Utilities — 1.1%
Laclede Group, Inc. (The), 6.75%, 4/1/17		3,158	184,743
Pharmaceuticals — 0.9%
Teva Pharmaceutical Industries Ltd., 7.00%, 12/15/18		158	143,385
Real Estate Investment Trusts (REITs) — 0.1%
Welltower Inc., 6.50%		324	18,866
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $947,682)			926,415
CORPORATE BONDS — 4.2%
Banks — 1.3%
Bank of America Corp., VRN, 5.20%, 6/1/23		13,000	11,830
Bank of America Corp., VRN, 6.50%, 10/23/24		159,000	163,174
Capital One Financial Corp., 4.20%, 10/29/25		15,000	14,749
Citigroup, Inc., 4.00%, 8/5/24		10,000	10,040
Citigroup, Inc., VRN, 5.90%, 2/15/23		13,000	12,386
Royal Bank of Scotland plc (The), MTN, VRN, 4.625%, 9/22/16	EUR	15,000	16,140
			228,319
Commercial Services and Supplies — 0.1%
Pitney Bowes, Inc., 4.625%, 3/15/24		$14,000	13,756
Diversified Financial Services — 0.1%
Morgan Stanley, 5.00%, 11/24/25		14,000	14,762

Energy Equipment and Services — 0.1%
Ensco plc, 4.70%, 3/15/21		14,000	7,521
Nabors Industries, Inc., 6.15%, 2/15/18		10,000	9,462
			16,983
Food and Staples Retailing — 0.1%
Dollar General Corp., 4.15%, 11/1/25		15,000	15,519
Tesco plc, MTN, 5.50%, 12/13/19	GBP	10,000	14,701
			30,220
Gas Utilities — 0.1%
MPLX LP, 4.875%, 12/1/24(3)		$12,000	9,822
Williams Cos., Inc. (The), 3.70%, 1/15/23		15,000	11,175
			20,997
Industrial Conglomerates — 1.7%
General Electric Co., VRN, 5.00%, 1/21/21		260,000	266,500
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24		14,000	14,132
			280,632
Insurance — 0.1%
TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24(3)		14,000	14,406
IT Services — 0.1%
Fidelity National Information Services, Inc., 3.50%, 4/15/23		15,000	14,271
Media — 0.1%
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 4.45%, 4/1/24		14,000	14,787
Multi-Utilities — 0.1%
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17		15,000	14,325
Oil, Gas and Consumable Fuels — 0.1%
Petrobras Global Finance BV, 5.375%, 1/27/21		14,000	10,465
Semiconductors and Semiconductor Equipment — 0.1%
KLA-Tencor Corp., 4.65%, 11/1/24		14,000	13,790
Technology Hardware, Storage and Peripherals — 0.1%
Seagate HDD Cayman, 4.75%, 6/1/23		14,000	11,331
TOTAL CORPORATE BONDS (Cost $692,625)			699,044
CONVERTIBLE BONDS — 3.8%
Health Care Equipment and Supplies — 0.3%
Credit Suisse AG, (convertible into Baxter International, Inc.), 3.25%, 4/15/16(3)(4)		1,356	49,230
Oil, Gas and Consumable Fuels†
Morgan Stanley BV, (convertible into EQT Corp.), 10.30%, 8/9/16(3)(4)		58	3,282
Semiconductors and Semiconductor Equipment — 2.2%
Intel Corp., 2.95%, 12/15/35		121,000	146,713
Microchip Technology, Inc., 1.625%, 2/15/25		219,000	211,198
			357,911
Specialty Retail — 0.4%
Merrill Lynch International & Co. CV, (convertible into Advance Auto Parts, Inc.), 5.50%, 5/18/16(3)(4)		95	14,201
UBS AG, (convertible into Advance Auto Parts, Inc.), 3.60%, 5/19/16(3)(4)		362	53,751
			67,952
Technology Hardware, Storage and Peripherals — 0.9%
SanDisk Corp., 0.50%, 10/15/20		153,000	157,494
TOTAL CONVERTIBLE BONDS (Cost $643,464)			635,869
COLLATERALIZED MORTGAGE OBLIGATIONS(5) — 1.6%
Alternative Loan Trust, Series 2003-20CB, Class 1A1 SEQ, 5.50%, 10/25/33		8,797	8,872
Banc of America Mortgage Securities, Inc., Series 2003-L, Class 2A2, VRN, 2.91%, 3/1/16		8,853	8,801
Banc of America Mortgage Trust, Series 2006-A, Class 2A1, VRN, 3.31%, 3/1/16		2,292	2,052
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 2.84%, 3/1/16		8,178	7,831

Chase Mortgage Finance Trust, Series 2007-A2, Class 6A2 SEQ, VRN, 2.70%, 3/1/16	2,332	2,049
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	8,618	8,957
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 2.78%, 3/1/16	13,222	13,002
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-19, Class 1A1, 5.50%, 8/25/35	2,959	2,677
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-3, Class 1A1, VRN, 5.50%, 3/1/16	11,203	11,074
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.84%, 3/1/16	9,978	10,119
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 2.80%, 3/1/16	4,341	4,337
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.68%, 3/1/16	15,266	15,106
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.76%, 3/1/16	8,757	8,317
JPMorgan Mortgage Trust, Series 2005-S2, Class 3A1, VRN, 6.93%, 3/1/16	1,084	1,134
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	1,105	1,105
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-3, Class 4A1, VRN, 5.66%, 3/1/16	7,201	7,312
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 2.59%, 3/1/16	14,272	13,941
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 2.49%, 3/1/16	8,037	7,886
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 2.83%, 3/1/16	17,042	16,958
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-E, Class A2, VRN, 2.76%, 3/1/16	21,610	21,629
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.83%, 3/1/16	9,551	9,594
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 2.85%, 3/1/16	8,478	8,465
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 2.75%, 3/1/16	10,384	10,341
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR8, Class 2A1, VRN, 2.79%, 3/1/16	213	217
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36	3,677	3,702
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 2.77%, 3/1/16	6,523	6,342
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 5.62%, 3/1/16	17,766	16,772
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	20,117	19,972
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-4, Class A15, 6.00%, 4/25/37	17,480	17,203
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $264,673)		265,767
COMMERCIAL MORTGAGE-BACKED SECURITIES(5) — 1.3%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(3)	25,000	25,091
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(3)	25,000	25,528
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.71%, 3/1/16	25,000	27,036
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 3/1/16	10,000	10,296
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, 4.65%, 2/10/49	10,000	10,153
Commercial Mortgage Trust, Series 2014-UBS5, Class B, VRN, 4.51%, 3/1/16	15,000	15,543
Commercial Mortgage Trust, Series 2015-CR22, Class B, VRN, 3.93%, 3/1/16	25,000	24,756
Core Industrial Trust, Series 2015-CALW, Class B, 3.25%, 2/10/34(3)	25,000	24,793
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(3)	25,000	24,719
GS Mortgage Securities Corp. II, Series 2015-GC28, Class AS, 3.76%, 2/10/48	15,000	15,127
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 3/1/16	15,000	15,155
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $224,111)		218,197
ASSET-BACKED SECURITIES(5) — 0.8%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class B, 2.62%, 9/20/19(3)	15,000	14,863
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(3)	25,000	24,488
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(3)	11,353	11,311
Invitation Homes Trust, Series 2013-SFR1, Class A, VRN, 1.58%, 3/17/16(3)	24,069	23,574
Invitation Homes Trust, Series 2014-SFR1, Class A, VRN, 1.43%, 3/17/16(3)	10,000	9,736
Marriott Vacation Club Owner Trust, Series 2012-1A, Class B, 3.50%, 5/20/30(3)	11,105	11,325
MVW Owner Trust, Series 2013-1A, Class B, 2.74%, 4/22/30(3)	8,858	8,822
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(3)	14,459	14,285
TAL Advantage V LLC, Series 2014-2A, Class B, 3.97%, 5/20/39(3)	12,375	11,783
TOTAL ASSET-BACKED SECURITIES (Cost $132,017)		130,187

EXCHANGE-TRADED FUNDS — 0.4%
Alerian MLP ETF (Cost $68,068)	6,228	63,027
TEMPORARY CASH INVESTMENTS — 3.3%
SSgA U.S. Government Money Market Fund, Class N	496,473	496,473
State Street Institutional Liquid Reserves Fund, Premier Class	27,627	27,627
U.S. Treasury Bills, 0.37%, 8/11/16(6)(7)	15,000	14,970
TOTAL TEMPORARY CASH INVESTMENTS (Cost $539,073)		539,070
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $17,237,293)		16,551,927
OTHER ASSETS AND LIABILITIES — 0.2%		39,126
TOTAL NET ASSETS — 100.0%		$16,591,053

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	96,422	AUD	136,138	Westpac Group	3/16/16	(684)
USD	241,367	AUD	334,614	Credit Suisse AG	3/31/16	2,851
USD	5,229	AUD	7,302	Credit Suisse AG	3/31/16	25
BRL	277,726	USD	69,250	UBS AG	3/16/16	(345)
CAD	867	USD	640	JPMorgan Chase Bank N.A.	3/31/16	—
USD	4,740	CAD	6,524	JPMorgan Chase Bank N.A.	3/31/16	(82)
USD	116,486	CAD	160,324	JPMorgan Chase Bank N.A.	3/31/16	(2,012)
EUR	934	USD	1,031	UBS AG	3/31/16	(14)
USD	36,742	EUR	33,254	State Street Bank & Trust Co.	3/16/16	553
USD	29,604	EUR	26,857	UBS AG	3/31/16	363
USD	10,639	EUR	9,651	UBS AG	3/31/16	131
USD	8,235	EUR	7,532	UBS AG	3/31/16	35
USD	797	EUR	732	UBS AG	3/31/16	—
USD	86,766	EUR	79,679	UBS AG	3/31/16	14
USD	36,963	GBP	24,357	Barclays Bank plc	3/16/16	3,060
USD	72,226	GBP	49,944	State Street Bank & Trust Co.	3/16/16	2,709
USD	121,004	HKD	943,012	UBS AG	3/16/16	(248)
HUF	19,494,265	USD	71,183	UBS AG	3/16/16	(2,810)
IDR	1,693,963,316	USD	124,830	UBS AG	3/16/16	1,686
USD	98,851	KRW	119,634,096	UBS AG	3/16/16	2,357
USD	142,598	MXN	2,743,960	State Street Bank & Trust Co.	3/16/16	(8,577)
USD	72,299	NOK	618,399	Barclays Bank plc	3/16/16	1,247
USD	120,313	PHP	5,743,726	UBS AG	3/16/16	(786)
PLN	277,498	USD	71,305	JPMorgan Chase Bank N.A.	3/16/16	(1,847)
USD	261,828	SGD	369,181	Credit Suisse AG	3/31/16	(610)
THB	4,423,237	USD	125,576	UBS AG	3/16/16	(1,478)
TRY	276,923	USD	93,745	JPMorgan Chase Bank N.A.	3/16/16	(758)
ZAR	1,122,669	USD	70,500	Barclays Bank plc	3/16/16	61
						(5,159)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS*
Reference Entity	Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Implied Credit Spread*** (%)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North America High Yield 23 Index	97,000	Sell	5.00	12/20/19	3.97	(1,357)	4,349
CDX North America High Yield 24 Index	49,500	Sell	5.00	6/20/20	4.48	(712)	1,448
CDX North America Investment Grade 25 Index	100,000	Sell	1.00	12/20/20	1.07	(1,393)	(132)
						(3,462)	5,665

* Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

** The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

*** Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller’s performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
EUR	-	Euro
GBP	-	British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
KRW	-	South Korean Won
MTN	-	Medium Term Note
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
PHP	-	Philippine Peso
PLN	-	Polish Zloty
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $375,010, which represented 2.3% of total net assets.

(4)	Equity-linked debt security. The aggregated value of these securities at the period end was $120,464, which represented 0.7% of total net assets.

(5)	Final maturity date indicated, unless otherwise noted.

(6)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on swap agreements. At the period end, the aggregate value of securities pledged was $10,978.

(7)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Mutual Funds	7,117,125	—	—
Common Stocks	3,838,980	753,595	—
Preferred Stocks	360,314	1,004,337	—
Convertible Preferred Stocks	—	926,415	—
Corporate Bonds	—	699,044	—
Convertible Bonds	—	635,869	—
Collateralized Mortgage Obligations	—	265,767	—
Commercial Mortgage-Backed Securities	—	218,197	—
Asset-Backed Securities	—	130,187	—
Exchange-Traded Funds	63,027	—	—
Temporary Cash Investments	524,100	14,970	—
	11,903,546	4,648,381	—
Other Financial Instruments
Swap Agreements	—	5,797	—
Forward Foreign Currency Exchange Contracts	—	15,092	—
	—	20,889	—
Liabilities
Other Financial Instruments
Swap Agreements	—	132	—
Forward Foreign Currency Exchange Contracts	—	20,251	—
	—	20,383	—

3. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the three months ended February 29, 2016 follows:

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value

Emerging Markets Debt Fund R6 Class	$1,925,681	$190,782	$208,483	$(6,701)	$19,064	$1,900,481
High-Yield Fund R6 Class	3,496,667	707,180	477,622	(57,064)	52,622	3,610,530
International Value Fund R6 Class	1,490,156	315,676	168,831	(39,562)	44,034	1,426,109
Utilities Fund Investor Class	163,513	8,670	1,592	(163)	5,772	180,005
	$7,076,017	$1,222,308	$856,528	$(103,490)	$121,492	$7,117,125

(1) Investments are funds within the American Century Investments family of funds and are considered affiliated funds. The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets. Additional information and attributes of each affiliated fund are available at americancentury.com.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.

4. Federal Tax Information

As of February 29, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$17,574,488
Gross tax appreciation of investments	$290,266
Gross tax depreciation of investments	(1,312,827)
Net tax appreciation (depreciation) of investments	$(1,022,561)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Strategic Allocation: Aggressive Fund
February 29, 2016

Strategic Allocation: Aggressive - Schedule of Investments
FEBRUARY 29, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 79.1%
Aerospace and Defense — 2.0%
B/E Aerospace, Inc.	5,769	251,644
BAE Systems plc	61,400	436,052
Boeing Co. (The)	33,850	4,000,393
Cubic Corp.	334	11,737
General Dynamics Corp.	11,096	1,512,052
Honeywell International, Inc.	37,025	3,752,484
Huntington Ingalls Industries, Inc.	7,818	1,024,627
Lockheed Martin Corp.	12,046	2,599,406
Saab AB, B Shares	7,871	251,085
Safran SA	2,853	176,910
Spirit AeroSystems Holdings, Inc., Class A(1)	27,275	1,254,650
Textron, Inc.	32,853	1,121,930
Thales SA	8,020	637,771
United Technologies Corp.	20,500	1,980,710
		19,011,451
Air Freight and Logistics — 0.3%
Royal Mail plc	55,156	346,331
United Parcel Service, Inc., Class B	21,626	2,087,990
XPO Logistics, Inc.(1)	4,484	111,024
		2,545,345
Airlines — 1.1%
Alaska Air Group, Inc.	19,866	1,468,097
Allegiant Travel Co.	228	37,365
American Airlines Group, Inc.	8,525	349,525
Delta Air Lines, Inc.	19,418	936,724
Deutsche Lufthansa AG(1)	3,181	47,730
Hawaiian Holdings, Inc.(1)	2,121	91,246
International Consolidated Airlines Group SA	90,745	691,014
Japan Airlines Co. Ltd.	16,600	592,906
JetBlue Airways Corp.(1)	33,609	739,398
Qantas Airways Ltd.	574,457	1,577,960
Ryanair Holdings plc ADR	10,184	847,003
Southwest Airlines Co.	37,468	1,571,783
Spirit Airlines, Inc.(1)	10,701	510,973
United Continental Holdings, Inc.(1)	12,311	704,928
		10,166,652
Auto Components — 0.8%
BorgWarner, Inc.	25,170	822,556
Continental AG	3,175	637,567
Cooper Tire & Rubber Co.	2,910	114,363
Delphi Automotive plc	22,213	1,481,163
Faurecia	8,423	283,371
Gentex Corp.	12,752	185,669
GKN plc	14,049	53,574
Goodyear Tire & Rubber Co. (The)	31,517	949,292
Hota Industrial Manufacturing Co. Ltd.	153,000	596,159
Koito Manufacturing Co. Ltd.	2,100	92,123

Lear Corp.	3,771	382,191
Plastic Omnium SA	5,796	184,638
Stoneridge, Inc.(1)	1,241	14,942
Tenneco, Inc.(1)	1,024	46,612
Tower International, Inc.	896	19,228
Tung Thih Electronic Co. Ltd.	73,000	912,106
Valeo SA	7,006	970,522
		7,746,076
Automobiles — 0.7%
Astra International Tbk PT	972,900	494,574
Fiat Chrysler Automobiles NV	15,687	107,343
Ford Motor Co.	76,832	961,168
Fuji Heavy Industries Ltd.	20,000	651,947
Harley-Davidson, Inc.	12,420	536,171
Honda Motor Co., Ltd.	16,000	412,574
Honda Motor Co., Ltd. ADR	12,506	321,529
Isuzu Motors Ltd.	40,100	399,792
Mitsubishi Motors Corp.	6,800	48,208
Peugeot SA(1)	35,533	533,701
Suzuki Motor Corp.	12,200	303,560
Tesla Motors, Inc.(1)	1,026	196,920
Thor Industries, Inc.	6,673	369,551
Tofas Turk Otomobil Fabrikasi AS	99,875	676,627
Toyota Motor Corp.	8,800	458,032
		6,471,697
Banks — 4.7%
Australia & New Zealand Banking Group Ltd.	37,249	593,005
Banca Popolare di Milano Scarl	59,930	40,789
Banco Santander SA	77,295	310,940
Bank Hapoalim BM	88,362	431,706
Bank Mandiri Persero Tbk PT	640,600	457,365
Bank of America Corp.	232,892	2,915,808
Bank of Hawaii Corp.	6,642	421,767
Bank of Ireland(1)	2,428,493	689,704
Bank of the Ozarks, Inc.	2,438	92,254
Bank of Yokohama Ltd. (The)	21,000	94,898
Bank Rakyat Indonesia Persero Tbk PT	901,200	747,863
BankUnited, Inc.	22,555	724,467
Barclays plc	275,829	651,736
BB&T Corp.	12,414	399,234
BNP Paribas SA	8,817	407,191
BOK Financial Corp.	719	35,138
Boston Private Financial Holdings, Inc.	7,648	80,763
Capital Bank Financial Corp., Class A	4,158	122,453
Capitec Bank Holdings Ltd.	15,686	465,728
Cathay General Bancorp.	2,460	65,657
Chiba Bank Ltd. (The)	16,000	74,746
Citigroup, Inc.	49,147	1,909,361
Comerica, Inc.	5,796	195,789
Commerce Bancshares, Inc.	14,286	606,869
Commercial International Bank Egypt S.A.E.	134,793	574,115
Commonwealth Bank of Australia	818	40,785
Credicorp Ltd.	7,677	900,051

Cullen/Frost Bankers, Inc.	741	35,516
CVB Financial Corp.	2,809	43,624
Eagle Bancorp, Inc.(1)	708	32,455
Erste Group Bank AG(1)	30,690	786,083
FCB Financial Holdings, Inc., Class A(1)	4,641	139,276
FinecoBank Banca Fineco SpA	20,260	154,095
First Financial Bankshares, Inc.	3,659	96,634
Hang Seng Bank Ltd.	29,900	506,389
HDFC Bank Ltd.	76,477	1,247,160
Home Bancshares, Inc.	1,871	73,942
HSBC Holdings plc	160,795	1,021,092
Industrial & Commercial Bank of China Ltd., H Shares	2,511,770	1,243,497
ING Groep NV CVA	74,731	876,029
Intesa Sanpaolo SpA	562,100	1,410,331
Itau Unibanco Holding SA ADR	50,347	317,186
JPMorgan Chase & Co.	89,854	5,058,780
Kasikornbank PCL	68,400	333,049
KBC Groep NV	29,144	1,545,394
KeyCorp	38,310	404,171
LegacyTexas Financial Group, Inc.	4,202	74,586
Lloyds Banking Group plc	439,296	437,525
M&T Bank Corp.	5,405	554,283
Mitsubishi UFJ Financial Group, Inc.	81,700	350,156
National Australia Bank Ltd.	4,100	70,828
PNC Financial Services Group, Inc. (The)	21,966	1,786,055
Qatar National Bank SAQ	9,219	342,771
Seven Bank Ltd.	85,400	363,649
Signature Bank(1)	3,228	418,187
Societe Generale SA	14,760	512,215
Southside Bancshares, Inc.	3,427	80,260
Sumitomo Mitsui Financial Group, Inc.	20,800	579,923
SunTrust Banks, Inc.	7,604	252,301
SVB Financial Group(1)	3,097	275,168
Texas Capital Bancshares, Inc.(1)	2,513	81,245
U.S. Bancorp	52,140	2,008,433
UMB Financial Corp.	8,887	436,441
United Overseas Bank Ltd.	4,600	56,189
Wells Fargo & Co.	83,075	3,897,879
Westamerica Bancorporation	14,370	646,506
Westpac Banking Corp.	51,102	1,049,198
		43,648,683
Beverages — 1.5%
Anheuser-Busch InBev SA/NV	7,878	882,610
Brown-Forman Corp., Class B	867	85,373
Coca-Cola Bottling Co. Consolidated	632	110,423
Coca-Cola Co. (The)	8,773	378,380
Constellation Brands, Inc., Class A	13,735	1,942,541
Dr Pepper Snapple Group, Inc.	4,208	385,158
Fomento Economico Mexicano SAB de CV ADR	9,617	900,055
Monster Beverage Corp.(1)	4,156	521,578
PepsiCo, Inc.	66,856	6,539,854
Pernod Ricard SA	6,950	739,216
Remy Cointreau SA	2,350	162,572

Suntory Beverage & Food Ltd.	18,200	770,156
Treasury Wine Estates Ltd.	49,274	339,509
		13,757,425
Biotechnology — 2.2%
AbbVie, Inc.	54,660	2,984,983
ACADIA Pharmaceuticals, Inc.(1)	1,324	22,852
Acceleron Pharma, Inc.(1)	588	14,900
Achillion Pharmaceuticals, Inc.(1)	1,649	12,186
Actelion Ltd.	3,070	424,952
Aimmune Therapeutics, Inc.(1)	1,282	20,512
Alder Biopharmaceuticals, Inc.(1)	1,107	21,022
Alexion Pharmaceuticals, Inc.(1)	3,733	525,606
Amgen, Inc.	26,525	3,773,977
Anacor Pharmaceuticals, Inc.(1)	1,040	66,331
Biogen, Inc.(1)	13,073	3,391,398
BioMarin Pharmaceutical, Inc.(1)	10,804	884,523
Celgene Corp.(1)	3,392	342,015
Celldex Therapeutics, Inc.(1)	1,386	9,425
Cepheid, Inc.(1)	968	28,730
Dynavax Technologies Corp.(1)	1,524	24,567
Eagle Pharmaceuticals, Inc.(1)	677	42,915
Exelixis, Inc.(1)	4,083	14,862
Galapagos NV(1)	2,765	114,212
Genmab A/S(1)	1,687	204,643
Gilead Sciences, Inc.	53,266	4,647,459
Halozyme Therapeutics, Inc.(1)	3,299	26,821
Heron Therapeutics, Inc.(1)	769	12,212
ImmunoGen, Inc.(1)	1,605	11,684
Incyte Corp.(1)	10,677	784,760
Innate Pharma SA(1)	3,763	47,967
Ionis Pharmaceuticals, Inc.(1)	261	9,020
Kite Pharma, Inc.(1)	561	25,088
Ligand Pharmaceuticals, Inc., Class B(1)	308	28,422
Medy-Tox, Inc.	1,933	694,539
Momenta Pharmaceuticals, Inc.(1)	940	7,901
Neurocrine Biosciences, Inc.(1)	1,314	48,329
Novavax, Inc.(1)	5,390	23,500
Portola Pharmaceuticals, Inc.(1)	947	26,677
Prothena Corp. plc(1)	639	20,346
Radius Health, Inc.(1)	1,008	29,534
Regeneron Pharmaceuticals, Inc.(1)	1,675	643,234
Repligen Corp.(1)	618	15,901
Spark Therapeutics, Inc.(1)	612	19,498
TESARO, Inc.(1)	531	21,484
Ultragenyx Pharmaceutical, Inc.(1)	603	36,777
Vertex Pharmaceuticals, Inc.(1)	3,545	303,062
		20,408,826
Building Products — 0.3%
Apogee Enterprises, Inc.	2,243	89,563
Continental Building Products, Inc.(1)	3,923	66,220
CSW Industrials, Inc.(1)	2,711	82,685
Geberit AG	560	201,144
Kingspan Group plc	1,797	45,214

Lennox International, Inc.	6,741	871,005
Masonite International Corp.(1)	2,288	131,583
NCI Building Systems, Inc.(1)	3,134	34,286
Nortek, Inc.(1)	150	6,184
Owens Corning	24,906	1,068,966
PGT, Inc.(1)	6,990	69,131
Trex Co., Inc.(1)	1,202	51,770
USG Corp.(1)	22,497	479,186
		3,196,937
Capital Markets — 1.3%
Affiliated Managers Group, Inc.(1)	8,699	1,206,464
Ameriprise Financial, Inc.	14,620	1,227,349
Ares Management LP	4,654	55,383
BlackRock, Inc.	2,400	748,704
Credit Suisse Group AG	14,849	198,933
Daiwa Securities Group, Inc.	42,000	247,024
Deutsche Bank AG	5,084	88,535
Evercore Partners, Inc., Class A	2,145	100,107
Federated Investors, Inc., Class B	4,452	116,509
Franklin Resources, Inc.	9,911	355,309
Goldman Sachs Group, Inc. (The)	7,390	1,105,027
HFF, Inc., Class A	771	19,298
Ichigo, Inc.	68,300	228,243
Invesco Ltd.	57,730	1,543,700
Investec plc	29,135	189,537
Julius Baer Group Ltd.	13,150	523,559
Legg Mason, Inc.	5,925	169,218
LPL Financial Holdings, Inc.	3,638	73,597
Magellan Financial Group Ltd.	13,796	216,071
Man Group plc	237,302	505,064
Moelis & Co., Class A	345	8,528
Northern Trust Corp.	27,341	1,623,509
NorthStar Asset Management Group, Inc.	515	5,629
SBI Holdings, Inc.	30,100	273,141
SEI Investments Co.	12,975	495,256
State Street Corp.	7,949	435,446
T. Rowe Price Group, Inc.	4,648	321,223
		12,080,363
Chemicals — 1.8%
Air Products & Chemicals, Inc.	12,883	1,706,611
Arkema SA	5,180	315,309
Ashland, Inc.	3,986	379,826
Axalta Coating Systems Ltd.(1)	23,712	615,564
BASF SE	2,013	131,586
Cabot Corp.	25,633	1,141,437
Chr Hansen Holding A/S	1,498	92,415
Dow Chemical Co. (The)	85,859	4,173,606
Innophos Holdings, Inc.	2,099	60,829
Innospec, Inc.	2,048	88,883
LG Chem Ltd.	3,766	911,544
LyondellBasell Industries NV, Class A	34,080	2,733,557
Minerals Technologies, Inc.	3,321	168,773
Mitsubishi Chemical Holdings Corp.	82,700	415,219

PolyOne Corp.	2,234	60,117
PPG Industries, Inc.	10,052	970,320
Sherwin-Williams Co. (The)	5,069	1,371,165
Sumitomo Chemical Co. Ltd.	68,000	296,005
Symrise AG	14,171	909,122
Teijin Ltd.	59,000	189,433
W-Scope Corp.	2,400	79,541
		16,810,862
Commercial Services and Supplies — 0.8%
ABM Industries, Inc.	2,873	90,212
ADT Corp. (The)	10,016	404,346
Brink's Co. (The)	1,800	52,650
Clean Harbors, Inc.(1)	12,872	548,347
Deluxe Corp.	714	40,991
dorma+kaba Holding AG	310	185,377
Downer EDI Ltd.	38,493	91,546
InnerWorkings, Inc.(1)	9,336	64,232
Interface, Inc.	1,310	20,829
Intrum Justitia AB	3,434	104,855
KAR Auction Services, Inc.	23,993	849,592
Multi-Color Corp.	4,222	205,527
Pitney Bowes, Inc.	38,382	695,482
Republic Services, Inc.	29,893	1,366,110
Tyco International plc	68,071	2,394,738
		7,114,834
Communications Equipment — 0.6%
Ciena Corp.(1)	2,851	58,446
Cisco Systems, Inc.	198,143	5,187,384
F5 Networks, Inc.(1)	54	5,193
Infinera Corp.(1)	3,950	61,975
Motorola Solutions, Inc.	6,879	505,538
		5,818,536
Construction and Engineering — 0.3%
China Railway Construction Corp. Ltd., H Shares	362,500	342,677
Chiyoda Corp.	21,000	164,643
CIMIC Group Ltd.	22,989	515,442
Eiffage SA	1,250	88,655
Larsen & Toubro Ltd.	27,991	439,794
Peab AB	22,129	193,145
Skanska AB, B Shares	19,306	411,575
Wijaya Karya Persero Tbk PT	3,203,400	624,607
		2,780,538
Construction Materials — 0.2%
Cemex SAB de CV ADR(1)	67,222	372,410
CRH plc	26,210	670,032
Headwaters, Inc.(1)	6,231	109,790
HeidelbergCement AG	6,960	511,814
Siam Cement PCL (The)	36,150	448,405
Summit Materials, Inc., Class A(1)	3,550	64,823
		2,177,274
Consumer Finance — 0.5%
American Express Co.	2,028	112,716
Capital One Financial Corp.	13,960	917,591

Discover Financial Services	36,207	1,680,729
Provident Financial plc	6,337	285,894
SKS Microfinance Ltd.(1)	48,163	339,812
Srisawad Power 1979 PCL	400,500	511,058
Synchrony Financial(1)	42,864	1,155,185
		5,002,985
Containers and Packaging — 0.5%
Avery Dennison Corp.	7,234	471,078
Ball Corp.	19,245	1,274,596
Bemis Co., Inc.	5,661	277,785
Berry Plastics Group, Inc.(1)	6,904	214,921
CCL Industries, Inc., Class B	460	70,357
Graphic Packaging Holding Co.	13,439	165,703
Multi Packaging Solutions International Ltd.(1)	9,310	142,815
Smurfit Kappa Group plc	26,210	605,977
Sonoco Products Co.	12,281	536,680
WestRock Co.	30,101	1,016,511
		4,776,423
Distributors — 0.1%
LKQ Corp.(1)	31,042	856,759
Diversified Consumer Services — 0.1%
2U, Inc.(1)	2,416	53,998
Bright Horizons Family Solutions, Inc.(1)	2,270	143,850
H&R Block, Inc.	9,559	314,300
Houghton Mifflin Harcourt Co.(1)	4,769	89,705
New Oriental Education & Technology Group, Inc. ADR	2,880	89,654
Nord Anglia Education, Inc.(1)	4,550	88,224
ServiceMaster Global Holdings, Inc.(1)	2,897	109,883
Strayer Education, Inc.(1)	36	1,625
		891,239
Diversified Financial Services — 1.0%
Berkshire Hathaway, Inc., Class B(1)	14,397	1,931,646
Compass Diversified Holdings	5,212	76,877
Deutsche Boerse AG	8,140	675,266
Element Financial Corp.	29,527	312,729
Financial Products Group Co. Ltd.	29,400	262,681
Haci Omer Sabanci Holding AS	104,359	306,656
Investor AB, B Shares	16,600	550,915
Japan Exchange Group, Inc.	11,100	171,412
London Stock Exchange Group plc	21,460	791,679
MarketAxess Holdings, Inc.	848	100,454
Markit Ltd.(1)	8,948	248,933
McGraw Hill Financial, Inc.	10,846	973,320
Moscow Exchange MICEX-RTS PJSC	236,832	309,628
MSCI, Inc., Class A	5,918	417,337
Nasdaq, Inc.	11,303	715,367
ORIX Corp.	97,300	1,265,661
Zenkoku Hosho Co. Ltd.	1,600	47,501
		9,158,062
Diversified Telecommunication Services — 1.1%
AT&T, Inc.	21,847	807,247
Bezeq The Israeli Telecommunication Corp. Ltd.	31,587	70,781
BT Group plc	12,189	81,858

Cellnex Telecom SAU	40,717	652,412
CenturyLink, Inc.	22,855	699,134
Deutsche Telekom AG	31,386	526,309
Iliad SA	2,050	501,162
inContact, Inc.(1)	12,433	115,254
Inmarsat plc	39,260	531,001
Nippon Telegraph & Telephone Corp.	19,400	830,229
Orange SA	40,515	699,248
SBA Communications Corp., Class A(1)	16,781	1,592,349
Telefonica SA	33,597	333,930
Telekomunikasi Indonesia Persero Tbk PT	3,017,100	738,260
Telstra Corp. Ltd.	90,118	337,789
Verizon Communications, Inc.	38,216	1,938,698
		10,455,661
Electric Utilities — 1.0%
ALLETE, Inc.	1,024	54,293
Edison International	25,875	1,763,640
EDP - Energias de Portugal SA	177,290	548,352
El Paso Electric Co.	859	35,090
Endesa SA	18,800	338,383
Enel SpA	94,237	376,079
Great Plains Energy, Inc.	15,204	446,085
Mighty River Power Ltd.	18,625	32,398
NextEra Energy, Inc.	10,965	1,237,071
PPL Corp.	19,150	670,059
Tokyo Electric Power Co., Inc.(1)	84,300	425,768
Westar Energy, Inc.	35,916	1,560,909
Xcel Energy, Inc.	37,764	1,493,189
		8,981,316
Electrical Equipment — 0.6%
Acuity Brands, Inc.	1,366	286,081
AMETEK, Inc.	18,751	870,234
Babcock & Wilcox Enterprises, Inc.(1)	3,051	59,586
Emerson Electric Co.	8,779	428,679
EnerSys	1,048	53,825
Gamesa Corp. Tecnologica SA	7,442	140,236
Hubbell, Inc.	4,256	422,876
Legrand SA	13,620	677,961
Mabuchi Motor Co. Ltd.	1,500	65,532
Nexans SA(1)	9,286	370,808
Nidec Corp.	3,400	226,727
OSRAM Licht AG	1,430	66,647
Prysmian SpA	15,814	320,912
Rockwell Automation, Inc.	14,834	1,544,071
Vestas Wind Systems A/S	8,217	553,704
		6,087,879
Electronic Equipment, Instruments and Components — 0.8%
Belden, Inc.	2,081	113,976
CDW Corp.	9,483	375,337
Delta Electronics, Inc.	103,093	416,336
Fingerprint Cards AB, B Shares(1)	1,866	100,733
Hexagon AB, B Shares	17,300	589,355
Ingenico Group SA	1,063	106,730

Ingram Micro, Inc., Class A	1,148	41,099
KCE Electronics PCL	65,600	156,497
Keyence Corp.	700	360,432
Keysight Technologies, Inc.(1)	22,846	596,052
Mercury Systems, Inc.(1)	3,230	52,778
Murata Manufacturing Co. Ltd.	6,400	765,142
PAX Global Technology Ltd.	460,000	484,363
TE Connectivity Ltd.	39,653	2,257,049
TTM Technologies, Inc.(1)	5,769	37,845
VeriFone Systems, Inc.(1)	26,541	634,065
		7,087,789
Energy Equipment and Services — 0.7%
Atwood Oceanics, Inc.	36,620	251,946
Cameron International Corp.(1)	10,695	701,164
Dril-Quip, Inc.(1)	3,419	185,481
FMC Technologies, Inc.(1)	30,687	752,752
Forum Energy Technologies, Inc.(1)	4,379	51,497
Halliburton Co.	45,191	1,458,765
Helmerich & Payne, Inc.	9,052	479,484
Matrix Service Co.(1)	1,751	32,201
Petrofac Ltd.	20,281	253,958
Schlumberger Ltd.	35,640	2,556,101
TGS Nopec Geophysical Co. ASA	13,683	199,498
Transocean Ltd.	9,900	85,589
		7,008,436
Food and Staples Retailing — 2.3%
Alimentation Couche-Tard, Inc., B Shares	18,160	821,696
Axfood AB	3,064	51,347
Carrefour SA	16,423	433,688
Casey's General Stores, Inc.	1,536	162,155
Costco Wholesale Corp.	6,248	937,387
CP ALL PCL	690,600	837,704
CVS Health Corp.	41,753	4,057,139
Fresh Market, Inc. (The)(1)	2,075	47,870
Jeronimo Martins SGPS SA	70,968	1,000,022
Koninklijke Ahold NV	21,846	478,173
Kroger Co. (The)	34,564	1,379,449
Lawson, Inc.	600	46,101
METRO AG	20,440	501,171
President Chain Store Corp.	145,000	979,251
Raia Drogasil SA	62,100	711,848
Seven & i Holdings Co. Ltd.	24,900	987,459
Sundrug Co. Ltd.	3,900	256,794
Sysco Corp.	73,213	3,230,890
Tesco plc(1)	199,770	500,173
Wal-Mart Stores, Inc.	28,090	1,863,491
Walgreens Boots Alliance, Inc.	19,707	1,555,671
WM Morrison Supermarkets plc	152,453	419,570
X5 Retail Group NV GDR(1)	39,608	733,405
		21,992,454
Food Products — 2.1%
Associated British Foods plc	13,171	619,819
Bellamy's Australia Ltd.	13,896	107,126

BRF SA ADR	23,388	298,665
Cal-Maine Foods, Inc.	4,736	252,808
Calbee, Inc.	14,900	600,423
CJ CheilJedang Corp.	1,757	516,703
ConAgra Foods, Inc.	18,513	778,657
Dean Foods Co.	58,752	1,133,326
Ezaki Glico Co. Ltd.	5,000	266,679
General Mills, Inc.	26,051	1,533,101
Greencore Group plc	18,370	96,835
Hain Celestial Group, Inc. (The)(1)	10,660	394,100
Hershey Co. (The)	5,330	484,444
Hormel Foods Corp.	4,668	198,437
Ingredion, Inc.	3,530	357,307
Inventure Foods, Inc.(1)	5,615	34,364
J&J Snack Foods Corp.	526	58,275
J.M. Smucker Co. (The)	4,185	533,880
Kellogg Co.	24,865	1,840,507
Mead Johnson Nutrition Co.	11,135	821,318
Mondelez International, Inc., Class A	42,928	1,739,872
Nestle SA	25,642	1,796,051
Pilgrim's Pride Corp.(1)	22,552	551,396
Samlip General Foods Co. Ltd.(1)	1,566	317,226
Seaboard Corp.(1)	2	5,850
TreeHouse Foods, Inc.(1)	5,177	437,042
Tyson Foods, Inc., Class A	26,957	1,745,466
Ulker Biskuvi Sanayi AS	74,202	449,967
Uni-President Enterprises Corp.	366,000	631,968
Universal Robina Corp.	157,440	656,736
WH Group Ltd.(1)	158,500	92,108
WhiteWave Foods Co. (The), Class A(1)	10,601	410,471
		19,760,927
Gas Utilities — 0.3%
Atmos Energy Corp.	7,208	500,307
China Gas Holdings Ltd.	416,000	553,500
Infraestructura Energetica Nova SAB de CV	143,611	562,404
Laclede Group, Inc. (The)	9,486	621,523
ONE Gas, Inc.	965	55,951
Rubis SCA	3,918	288,015
Southwest Gas Corp.	427	26,047
		2,607,747
Health Care Equipment and Supplies — 2.4%
Abbott Laboratories	55,033	2,131,978
ABIOMED, Inc.(1)	564	45,126
Ambu A/S, B Shares	3,376	115,507
Asahi Intecc Co. Ltd.	3,200	148,201
Baxter International, Inc.	64,690	2,555,902
Becton Dickinson and Co.	2,395	353,143
BioMerieux	780	98,912
Boston Scientific Corp.(1)	33,011	560,527
C.R. Bard, Inc.	11,980	2,304,712
Cantel Medical Corp.	860	54,722
Cooper Cos., Inc. (The)	5,413	773,842
DexCom, Inc.(1)	6,893	448,458

Edwards Lifesciences Corp.(1)	9,176	798,312
Essilor International SA	6,728	794,889
Ginko International Co. Ltd.	71,000	707,035
Globus Medical, Inc.(1)	1,246	30,278
Haemonetics Corp.(1)	2,886	92,583
Hologic, Inc.(1)	5,362	185,686
ICU Medical, Inc.(1)	582	53,486
Intuitive Surgical, Inc.(1)	855	481,416
Medtronic plc	25,690	1,988,149
Nevro Corp.(1)	1,289	74,246
NuVasive, Inc.(1)	14,312	598,242
Olympus Corp.	15,400	559,916
St. Jude Medical, Inc.	15,678	841,752
STERIS plc	2,259	145,299
Straumann Holding AG	380	123,219
Sysmex Corp.	2,900	178,894
Teleflex, Inc.	11,354	1,621,578
Utah Medical Products, Inc.	1,250	74,062
West Pharmaceutical Services, Inc.	8,868	549,993
Zimmer Biomet Holdings, Inc.	26,653	2,580,277
		22,070,342
Health Care Providers and Services — 1.9%
Adeptus Health, Inc., Class A(1)	1,901	108,205
Aetna, Inc.	14,569	1,582,630
AmerisourceBergen Corp.	22,084	1,912,916
AMN Healthcare Services, Inc.(1)	2,637	74,970
Anthem, Inc.	7,500	980,175
Attendo AB(1)	23,900	197,541
Cardinal Health, Inc.	17,580	1,436,286
Chartwell Retirement Residences	41,468	397,210
Cigna Corp.	268	37,416
ExamWorks Group, Inc.(1)	5,278	153,590
Express Scripts Holding Co.(1)	38,956	2,741,723
Fresenius Medical Care AG & Co. KGaA	16,280	1,377,002
HCA Holdings, Inc.(1)	10,330	714,939
HealthEquity, Inc.(1)	2,323	48,365
Laboratory Corp. of America Holdings(1)	7,910	868,834
LHC Group, Inc.(1)	1,129	40,226
LifePoint Health, Inc.(1)	14,710	917,316
McKesson Corp.	5,010	779,656
Molina Healthcare, Inc.(1)	1,204	74,696
PharMerica Corp.(1)	2,369	54,748
Providence Service Corp. (The)(1)	1,241	58,960
Quest Diagnostics, Inc.	9,343	621,590
Siloam International Hospitals Tbk PT	524,200	311,206
Team Health Holdings, Inc.(1)	1,019	45,417
UDG Healthcare plc	12,820	99,526
UnitedHealth Group, Inc.	459	54,667
Universal Health Services, Inc., Class B	4,921	543,131
VCA, Inc.(1)	23,579	1,203,236
		17,436,177
Health Care Technology — 0.1%
Cerner Corp.(1)	13,682	698,603

CompuGroup Medical SE	3,429	137,143
Evolent Health, Inc.(1)	2,698	27,115
HMS Holdings Corp.(1)	3,818	50,283
Medidata Solutions, Inc.(1)	784	27,048
Press Ganey Holdings, Inc.(1)	1,403	37,011
RaySearch Laboratories AB(1)	13,312	178,416
		1,155,619
Hotels, Restaurants and Leisure — 1.7%
Accor SA	18,620	787,238
Alsea SAB de CV	176,279	663,890
Aristocrat Leisure Ltd.	26,009	185,717
Bloomin' Brands, Inc.	57,504	994,244
Bob Evans Farms, Inc.	1,245	53,423
Brinker International, Inc.	11,325	563,985
Carnival Corp.	48,509	2,326,492
Carnival plc	20,130	994,911
Cedar Fair LP	1,390	81,927
Chipotle Mexican Grill, Inc.(1)	1,047	533,091
Churchill Downs, Inc.	1,139	154,471
ClubCorp Holdings, Inc.	19,249	255,434
Compass Group plc	29,900	523,308
Cracker Barrel Old Country Store, Inc.	828	122,585
Dalata Hotel Group plc(1)	21,650	104,187
Darden Restaurants, Inc.	21,821	1,393,925
Dave & Buster's Entertainment, Inc.(1)	2,167	79,984
Diamond Resorts International, Inc.(1)	7,196	156,801
Hilton Worldwide Holdings, Inc.	19,063	396,129
Las Vegas Sands Corp.	9,425	455,039
Madison Square Garden Co. (The)(1)	608	94,240
Marriott International, Inc., Class A	16,247	1,107,233
McDonald's Corp.	10,400	1,218,776
Minor International PCL	588,300	593,971
Panera Bread Co., Class A(1)	1,864	386,221
Papa John's International, Inc.	10,034	583,477
Papa Murphy's Holdings, Inc.(1)	1,443	15,628
Peak Resorts, Inc.	2,917	10,705
Popeyes Louisiana Kitchen, Inc.(1)	749	40,813
Red Robin Gourmet Burgers, Inc.(1)	1,676	109,108
Sands China Ltd.	74,400	258,631
Star Entertainment Grp Ltd. (The)	69,536	259,164
Starbucks Corp.	2,271	132,195
Texas Roadhouse, Inc.	3,217	134,181
Thomas Cook Group plc(1)	30,753	44,476
Vail Resorts, Inc.	1,074	136,838
		15,952,438
Household Durables — 0.8%
Berkeley Group Holdings plc	2,429	109,081
Cavco Industries, Inc.(1)	982	79,679
Century Communities, Inc.(1)	3,753	59,072
Coway Co. Ltd.	5,416	427,073
De' Longhi SpA	14,881	350,583
Harman International Industries, Inc.	7,453	571,496
Haseko Corp.	18,800	161,867

Iida Group Holdings Co. Ltd.	15,400	280,797
Installed Building Products, Inc.(1)	2,942	65,724
Jarden Corp.(1)	11,515	608,913
Mohawk Industries, Inc.(1)	7,550	1,356,962
Newell Rubbermaid, Inc.	17,304	657,725
Panasonic Corp.	21,300	179,186
Persimmon plc	10,021	302,837
PulteGroup, Inc.	21,801	374,759
Sony Corp.	23,500	495,607
Techtronic Industries Co. Ltd.	44,500	170,899
Tupperware Brands Corp.	529	26,429
Whirlpool Corp.	6,380	990,942
ZAGG, Inc.(1)	1,840	19,173
		7,288,804
Household Products — 0.6%
Central Garden & Pet Co.(1)	443	5,994
Church & Dwight Co., Inc.	9,583	869,753
Clorox Co. (The)	1,284	162,323
Energizer Holdings, Inc.	1,223	47,624
Procter & Gamble Co. (The)	22,693	1,822,021
Reckitt Benckiser Group plc	20,990	1,910,308
Svenska Cellulosa AB SCA, B Shares	24,449	726,123
		5,544,146
Industrial Conglomerates — 0.6%
3M Co.	13,457	2,111,000
Carlisle Cos., Inc.	11,861	1,069,388
CK Hutchison Holdings Ltd.	18,500	223,245
DCC plc	4,188	327,474
General Electric Co.	37,664	1,097,529
Koninklijke Philips NV	23,140	585,079
Raven Industries, Inc.	3,475	53,098
Siemens AG	2,400	222,870
		5,689,683
Insurance — 2.9%
Admiral Group plc	25,580	613,239
Aflac, Inc.	29,867	1,777,684
AIA Group Ltd.	271,200	1,380,870
Allianz SE	5,356	798,549
Allied World Assurance Co. Holdings Ltd.	7,387	239,265
Allstate Corp. (The)	17,230	1,093,416
American International Group, Inc.	34,984	1,756,197
Anicom Holdings, Inc.(1)	6,700	154,196
Aon plc	3,323	316,649
Atlas Financial Holdings, Inc.(1)	3,072	55,204
Aviva plc	163,057	983,166
AXA SA	39,396	865,715
BB Seguridade Participacoes SA	58,900	355,405
Brown & Brown, Inc.	12,672	409,432
Chubb Ltd.	21,048	2,431,675
Direct Line Insurance Group plc	44,281	237,986
Discovery Holdings Ltd.	64,715	464,656
Endurance Specialty Holdings Ltd.	2,202	137,119
Everest Re Group Ltd.	2,128	396,085

First American Financial Corp.	2,488	92,131
Hannover Rueck SE	2,224	227,718
Hanover Insurance Group, Inc. (The)	13,942	1,156,489
Heritage Insurance Holdings, Inc.	1,127	21,999
Infinity Property & Casualty Corp.	434	32,446
James River Group Holdings Ltd.	990	28,938
Legal & General Group plc	177,231	553,544
MetLife, Inc.	39,017	1,543,512
MS&AD Insurance Group Holdings, Inc.	15,400	416,751
Muenchener Rueckversicherungs-Gesellschaft AG	745	147,107
Ping An Insurance Group Co., H Shares	260,500	1,101,876
Primerica, Inc.	1,059	44,679
ProAssurance Corp.	5,865	289,203
Prudential Financial, Inc.	18,416	1,217,113
Prudential plc	44,740	772,404
Reinsurance Group of America, Inc.	6,651	599,255
Samsung Fire & Marine Insurance Co. Ltd.	2,795	685,580
St. James's Place plc	78,067	921,391
Swiss Reinsurance Co.	8,472	749,816
Torchmark Corp.	4,218	216,046
Travelers Cos., Inc. (The)	1,215	130,637
Universal Insurance Holdings, Inc.	3,288	64,182
Unum Group	16,483	470,260
Validus Holdings Ltd.	1,744	78,323
Zurich Insurance Group AG	3,740	790,104
		26,818,012
Internet and Catalog Retail — 1.4%
Amazon.com, Inc.(1)	11,998	6,629,135
ASOS plc(1)	4,180	169,070
Ctrip.com International Ltd. ADR(1)	20,057	820,732
Expedia, Inc.	22,855	2,379,434
Liberty Interactive Corp. QVC Group, Class A(1)	50,764	1,288,390
Nutrisystem, Inc.	380	7,733
PetMed Express, Inc.	703	11,600
TripAdvisor, Inc.(1)	9,879	618,425
Zalando SE(1)	50,990	1,593,498
		13,518,017
Internet Software and Services — 3.2%
Akamai Technologies, Inc.(1)	7,841	423,179
Alibaba Group Holding Ltd. ADR(1)	7,803	536,924
Alphabet, Inc., Class A(1)	16,510	11,841,302
Auto Trader Group plc	208,870	1,048,134
Baidu, Inc. ADR(1)	3,080	534,134
comScore, Inc.(1)	1,258	51,767
CoStar Group, Inc.(1)	6,866	1,215,694
Criteo SA ADR(1)	10,940	405,874
DeNA Co. Ltd.	4,400	63,977
Dip Corp.	9,200	172,175
eBay, Inc.(1)	68,055	1,619,709
Facebook, Inc., Class A(1)	60,081	6,423,860
LinkedIn Corp., Class A(1)	7,101	832,166
LogMeIn, Inc.(1)	1,688	85,919
Match Group, Inc.(1)	3,066	33,389

Mixi, Inc.	11,700	390,196
Pandora Media, Inc.(1)	22,824	233,261
PChome Online, Inc.	40,691	427,234
Q2 Holdings, Inc.(1)	5,579	113,086
Rightmove plc	3,013	164,049
Tencent Holdings Ltd.	208,200	3,791,228
		30,407,257
IT Services — 1.9%
Accenture plc, Class A	12,358	1,239,013
Alliance Data Systems Corp.(1)	4,684	984,249
Blackhawk Network Holdings, Inc.(1)	2,040	69,034
Cielo SA	52,540	408,094
Cognizant Technology Solutions Corp., Class A(1)	6,431	366,438
CoreLogic, Inc.(1)	985	34,071
CSG Systems International, Inc.	2,601	98,734
EPAM Systems, Inc.(1)	1,772	121,169
EVERTEC, Inc.	10,225	121,678
Fiserv, Inc.(1)	12,634	1,208,189
HCL Technologies Ltd.	51,563	614,248
International Business Machines Corp.	19,250	2,522,328
Jack Henry & Associates, Inc.	862	70,891
Leidos Holdings, Inc.	1,162	50,222
MAXIMUS, Inc.	1,931	94,947
NTT Data Corp.	3,500	174,745
PayPal Holdings, Inc.(1)	12,644	482,242
Sabre Corp.	29,376	797,558
Science Applications International Corp.	2,329	103,990
Vantiv, Inc., Class A(1)	24,603	1,280,340
Virtusa Corp.(1)	1,153	40,816
Visa, Inc., Class A	66,535	4,816,469
Wirecard AG	18,124	719,029
Worldpay Group plc(1)	277,461	1,100,040
		17,518,534
Leisure Products — 0.1%
Amer Sports Oyj	2,539	70,587
Brunswick Corp.	12,234	520,434
Malibu Boats, Inc.(1)	3,546	54,786
Mattel, Inc.	6,401	208,161
MCBC Holdings, Inc.(1)	5,279	70,105
Smith & Wesson Holding Corp.(1)	9,626	244,115
Thule Group AB (The)	5,238	64,623
		1,232,811
Life Sciences Tools and Services — 0.3%
Eurofins Scientific SE	668	235,833
Illumina, Inc.(1)	1,814	272,535
Lonza Group AG	2,503	378,756
PAREXEL International Corp.(1)	2,032	119,258
PRA Health Sciences, Inc.(1)	737	31,816
Thermo Fisher Scientific, Inc.	11,974	1,546,921
Waters Corp.(1)	2,850	342,884
		2,928,003
Machinery — 1.8%
Albany International Corp., Class A	1,921	70,347

Dynamic Materials Corp.	2,855	15,788
EnPro Industries, Inc.	1,508	78,235
GEA Group AG	2,320	102,075
Global Brass & Copper Holdings, Inc.	1,226	27,021
Graham Corp.	2,798	51,399
Hino Motors Ltd.	6,500	65,307
Hoshizaki Electric Co. Ltd.	1,600	123,687
Ingersoll-Rand plc	50,278	2,793,446
ITT Corp.	14,185	500,163
John Bean Technologies Corp.	2,366	124,452
KION Group AG	4,560	227,161
Kubota Corp.	79,000	1,007,222
Middleby Corp. (The)(1)	16,166	1,496,972
OKUMA Corp.	37,000	261,869
Oshkosh Corp.	7,570	261,165
PACCAR, Inc.	28,174	1,450,961
Parker-Hannifin Corp.	8,926	903,311
Rexnord Corp.(1)	4,502	81,666
SKF AB, B Shares	28,315	466,145
Snap-on, Inc.	8,809	1,274,398
Stanley Black & Decker, Inc.	26,014	2,445,576
Takeuchi Manufacturing Co. Ltd.	5,800	69,839
Valmont Industries, Inc.	806	91,118
WABCO Holdings, Inc.(1)	16,461	1,552,272
Wabtec Corp.	14,777	1,043,256
Weir Group plc (The)	13,837	181,599
Woodward, Inc.	1,458	68,453
		16,834,903
Marine†
Dfds A/S	3,680	131,525
Media — 2.0%
AMC Entertainment Holdings, Inc., Class A	1,165	27,995
AMC Networks, Inc., Class A(1)	7,510	492,205
APN Outdoor Group Ltd.	45,936	199,402
CBS Corp., Class B	20,375	985,743
Charter Communications, Inc., Class A(1)	7,349	1,319,586
Comcast Corp., Class A	58,855	3,397,699
Entercom Communications Corp., Class A(1)	686	7,841
Entravision Communications Corp., Class A	19,163	147,938
IMAX Corp.(1)	2,217	65,424
Innocean Worldwide, Inc.	4,575	311,164
Liberty Global plc, Class A(1)	11,190	412,240
Metropole Television SA	3,431	57,400
Naspers Ltd., N Shares	11,260	1,334,972
Nexstar Broadcasting Group, Inc., Class A	434	19,391
ProSiebenSat.1 Media SE	11,773	603,985
Scripps Networks Interactive, Inc., Class A	12,422	735,879
Sirius XM Holdings, Inc.(1)	151,478	563,498
Sky plc	31,168	449,388
Stroeer SE	6,379	368,204
Technicolor SA	30,217	183,553
Time Warner, Inc.	39,643	2,624,367
Townsquare Media, Inc.(1)	1,578	15,386

Viacom, Inc., Class B	33,833	1,246,746
Walt Disney Co. (The)	28,299	2,703,121
		18,273,127
Metals and Mining — 0.5%
Aurubis AG	4,716	213,679
BHP Billiton Ltd.	13,709	156,782
BHP Billiton plc	52,124	521,579
Boliden AB	16,711	250,102
Carpenter Technology Corp.	2,554	75,905
Compass Minerals International, Inc.	838	56,850
Newmont Mining Corp.	49,332	1,274,246
Nucor Corp.	7,717	303,587
Rio Tinto plc	52,932	1,387,399
		4,240,129
Multi-Utilities — 0.4%
A2A SpA	92,800	106,350
Ameren Corp.	6,749	316,866
Centrica plc	65,692	188,633
Consolidated Edison, Inc.	4,229	296,072
E.ON SE	38,897	355,058
Engie SA	32,346	501,291
National Grid plc	3,900	52,067
NorthWestern Corp.	5,549	329,444
PG&E Corp.	16,420	931,507
Suez Environnement Co.	9,945	171,046
Veolia Environnement SA	24,000	543,743
		3,792,077
Multiline Retail — 0.8%
Debenhams plc	28,440	31,538
Dollar Tree, Inc.(1)	39,164	3,142,911
Marks & Spencer Group plc	37,697	221,980
Matahari Department Store Tbk PT	460,200	635,620
Ryohin Keikaku Co. Ltd.	4,900	994,905
SACI Falabella	92,201	591,555
Target Corp.	28,239	2,215,350
		7,833,859
Oil, Gas and Consumable Fuels — 3.3%
Aegean Marine Petroleum Network, Inc.	2,886	20,693
Anadarko Petroleum Corp.	10,066	382,005
Apache Corp.	13,420	513,718
Ardmore Shipping Corp.	5,089	40,916
BP plc	108,110	524,142
California Resources Corp.	3,474	1,953
Carrizo Oil & Gas, Inc.(1)	3,798	81,657
Chevron Corp.	44,141	3,683,125
Cimarex Energy Co.	5,227	439,225
CNOOC Ltd.	544,000	573,093
Concho Resources, Inc.(1)	15,147	1,366,865
CVR Energy, Inc.	8,885	210,130
Delek US Holdings, Inc.	962	15,219
Devon Energy Corp.	13,835	272,273
Eni SpA	52,110	728,883
Enviva Partners, LP	4,193	81,302

EQT Corp.	13,235	737,719
Euronav SA(1)	2,048	20,521
Exxon Mobil Corp.	50,030	4,009,904
Gulfport Energy Corp.(1)	9,149	219,576
Imperial Oil Ltd.	76,912	2,455,158
JX Holdings, Inc.	110,600	428,679
Lundin Petroleum AB(1)	30,177	469,899
Newfield Exploration Co.(1)	1,165	31,723
Noble Energy, Inc.	23,169	683,485
NovaTek OAO GDR	8,899	763,278
Occidental Petroleum Corp.	36,964	2,543,862
Origin Energy Ltd.	52,007	164,608
Par Pacific Holdings, Inc.(1)	332	6,540
PDC Energy, Inc.(1)	559	28,011
PrairieSky Royalty Ltd.	4,590	74,736
Royal Dutch Shell plc, B Shares	74,315	1,688,978
Scorpio Tankers, Inc.	3,971	24,700
Statoil ASA	47,700	692,697
Tesoro Corp.	2,052	165,555
Thai Oil PCL	337,600	601,634
TOTAL SA	45,727	2,048,774
TOTAL SA ADR	53,470	2,390,644
Ultrapar Participacoes SA	39,700	620,777
Valero Energy Corp.	7,869	472,770
Woodside Petroleum Ltd.	2,355	42,603
World Fuel Services Corp.	1,971	92,263
		30,414,293
Paper and Forest Products†
KapStone Paper and Packaging Corp.	7,318	74,936
UPM-Kymmene Oyj	9,446	159,116
		234,052
Personal Products — 0.5%
Amorepacific Corp.	3,736	1,108,616
Boryung Medience Co. Ltd.(1)	18,669	310,220
Estee Lauder Cos., Inc. (The), Class A	12,419	1,134,227
Herbalife Ltd.(1)	19,448	1,064,778
Kao Corp.	8,300	417,522
LG Household & Health Care Ltd.	1,136	795,974
		4,831,337
Pharmaceuticals — 3.9%
Allergan plc(1)	8,231	2,387,895
Aspen Pharmacare Holdings Ltd.	21,721	382,796
AstraZeneca plc	15,908	902,482
Bayer AG	10,700	1,122,716
Bristol-Myers Squibb Co.	30,915	1,914,566
Cempra, Inc.(1)	1,020	17,167
Concordia Healthcare Corp.	4,514	131,483
Daiichi Sankyo Co. Ltd.	1,200	24,945
Eli Lilly & Co.	1,920	138,240
GlaxoSmithKline plc	21,897	425,210
H. Lundbeck A/S(1)	2,550	94,640
Horizon Pharma plc(1)	2,992	51,343
Jazz Pharmaceuticals plc(1)	1,821	221,397

Johnson & Johnson	41,016	4,315,293
Lannett Co., Inc.(1)	657	16,530
Mallinckrodt plc(1)	87	5,658
Merck & Co., Inc.	67,505	3,389,426
Mylan NV(1)	8,929	402,430
Novartis AG	19,782	1,411,846
Ono Pharmaceutical Co. Ltd.	6,900	1,272,915
Pacira Pharmaceuticals, Inc.(1)	1,095	56,951
Perrigo Co. plc	9,000	1,136,250
Pfizer, Inc.	192,944	5,724,648
Richter Gedeon Nyrt	40,278	714,772
Roche Holding AG	13,733	3,517,561
Sanofi	11,023	872,218
Shire plc	25,875	1,350,195
STADA Arzneimittel AG	1,968	66,445
Takeda Pharmaceutical Co., Ltd.	2,700	128,081
Teva Pharmaceutical Industries Ltd.	6,454	360,775
Teva Pharmaceutical Industries Ltd. ADR	24,024	1,335,734
TherapeuticsMD, Inc.(1)	3,277	20,022
UCB SA	9,470	697,985
Zoetis, Inc.	38,761	1,591,527
		36,202,142
Professional Services — 0.3%
Adecco SA	678	39,254
Korn / Ferry International	4,633	131,670
Nielsen Holdings plc	22,342	1,124,696
On Assignment, Inc.(1)	1,229	40,569
Teleperformance	2,710	209,681
Temp Holdings Co. Ltd.	20,600	261,415
USG People NV	9,420	176,493
Verisk Analytics, Inc., Class A(1)	14,361	1,046,055
		3,029,833
Real Estate Investment Trusts (REITs) — 4.0%
Acadia Realty Trust	18,604	614,862
Advance Residence Investment Corp.	91	219,003
alstria office REIT AG	38,574	484,287
American Campus Communities, Inc.	19,483	852,771
Apartment Investment & Management Co., Class A	13,117	480,213
Apollo Commercial Real Estate Finance, Inc.	1,458	22,526
Armada Hoffler Properties, Inc.	4,778	50,790
Ascendas Real Estate Investment Trust	224,200	385,869
AvalonBay Communities, Inc.	8,207	1,408,649
Big Yellow Group plc	30,515	311,248
Blackstone Mortgage Trust, Inc., Class A	1,654	40,920
Boston Properties, Inc.	10,810	1,233,853
British Land Co. plc (The)	12,971	118,081
CapitaLand Mall Trust	253,200	394,372
CBL & Associates Properties, Inc.	2,637	30,405
Champion REIT	119,000	57,920
Chatham Lodging Trust	1,955	39,217
Corrections Corp. of America	19,935	576,720
Crown Castle International Corp.	9,454	817,771
CubeSmart	32,733	978,717

CyrusOne, Inc.	2,250	89,190
Derwent London plc	3,935	164,983
DiamondRock Hospitality Co.	2,972	26,451
Digital Realty Trust, Inc.	10,672	843,835
Douglas Emmett, Inc.	20,941	562,056
Duke Realty Corp.	53,868	1,113,990
Easterly Government Properties, Inc.	1,520	25,992
Empire State Realty Trust, Inc.	17,907	280,782
EPR Properties	527	32,795
Equinix, Inc.	2,113	641,697
Equity Residential	13,223	984,981
Extra Space Storage, Inc.	10,925	897,489
First Industrial Realty Trust, Inc.	2,482	53,413
Gecina SA	4,009	495,808
General Growth Properties, Inc.	31,535	867,843
Goodman Group	81,938	379,700
GPT Group (The)	88,962	312,521
Great Portland Estates plc	18,449	178,166
Hatteras Financial Corp.	638	8,773
Healthcare Realty Trust, Inc.	527	15,288
Host Hotels & Resorts, Inc.	68,096	1,042,550
Invincible Investment Corp.	452	296,849
Japan Hotel REIT Investment Corp.	213	185,543
Japan Real Estate Investment Corp.	108	650,790
Kite Realty Group Trust	3,878	104,396
Klepierre	3,254	134,828
Lamar Advertising Co., Class A	26,244	1,499,320
Land Securities Group plc	12,129	169,096
LaSalle Logiport REIT(1)	236	219,769
Lexington Realty Trust	6,733	52,113
Liberty Property Trust	3,563	102,899
Link REIT	197,500	1,113,438
Medical Properties Trust, Inc.	4,840	55,999
Merlin Properties Socimi SA	13,796	143,392
MFA Financial, Inc.	2,451	16,691
Mid-America Apartment Communities, Inc.	7,205	648,018
Mori Hills REIT Investment Corp.	536	806,771
New Residential Investment Corp.	1,489	17,436
Outfront Media, Inc.	2,824	57,751
Physicians Realty Trust	41,925	720,272
Piedmont Office Realty Trust, Inc., Class A	31,996	587,767
Rexford Industrial Realty, Inc.	1,139	19,192
RioCan Real Estate Investment Trust	11,625	220,299
RLJ Lodging Trust	1,241	26,024
Rouse Properties, Inc.	1,508	27,506
Ryman Hospitality Properties, Inc.	19,122	915,370
Sabra Health Care REIT, Inc.	1,543	30,729
Safestore Holdings plc	50,940	231,575
Scentre Group	158,671	495,065
Segro plc	38,891	224,336
Shaftesbury plc	28,290	336,299
Simon Property Group, Inc.	17,152	3,254,249
Smart Real Estate Investment Trust	14,369	341,755

Sovran Self Storage, Inc.	865	92,071
Spirit Realty Capital, Inc.	52,268	558,745
STORE Capital Corp.	19,654	474,644
Summit Hotel Properties, Inc.	3,878	41,921
Sun Communities, Inc.	1,548	104,536
Sunstone Hotel Investors, Inc.	1,598	20,614
Two Harbors Investment Corp.	6,732	52,173
Unibail-Rodamco SE	3,335	827,052
Urban Edge Properties	25,830	628,186
Urstadt Biddle Properties, Inc., Class A	2,567	50,750
Ventas, Inc.	11,676	650,003
Vicinity Centres	113,545	252,118
Washington Real Estate Investment Trust	900	23,283
Westfield Corp.	64,084	455,574
Weyerhaeuser Co.	34,398	893,660
		36,967,364
Real Estate Management and Development — 1.4%
Ayala Land, Inc.	851,400	589,390
CBRE Group, Inc., Class A(1)	14,882	378,152
Cheung Kong Property Holdings Ltd.	24,500	125,134
China Overseas Land & Investment Ltd.	504,000	1,493,609
China Resources Land Ltd.	136,000	323,786
Corp. Inmobiliaria Vesta SAB de CV	281,162	407,863
Daito Trust Construction Co. Ltd.	10,700	1,445,931
Daiwa House Industry Co. Ltd.	4,700	128,047
Deutsche Wohnen AG	16,428	434,727
Fastighets AB Balder(1)	5,837	134,389
FirstService Corp.	2,407	93,843
Grand City Properties SA	36,394	755,418
Henderson Land Development Co. Ltd.	36,100	194,933
Hongkong Land Holdings Ltd.	37,300	218,939
Hufvudstaden AB, A Shares	38,708	565,062
Inmobiliaria Colonial SA(1)	692,171	449,103
Jones Lang LaSalle, Inc.	12,055	1,230,454
KWG Property Holding Ltd.	959,000	563,582
Lippo Karawaci Tbk PT	436,600	33,461
Mitsubishi Estate Co. Ltd.	63,000	1,164,078
Nexity SA	8,395	385,600
Open House Co. Ltd.	10,450	187,748
Realogy Holdings Corp.(1)	15,085	482,267
SM Prime Holdings, Inc.	229,300	100,077
Summarecon Agung Tbk PT	269,900	32,352
Sun Hung Kai Properties Ltd.	69,000	769,393
UNITE Group plc (The)	44,683	377,959
		13,065,297
Road and Rail — 0.8%
Canadian Pacific Railway Ltd.	5,280	643,473
Canadian Pacific Railway Ltd., New York Shares	9,994	1,211,173
Central Japan Railway Co.	2,900	517,263
CJ Korea Express Corp.(1)	4,533	717,511
CSX Corp.	22,551	544,381
DSV A/S	24,863	1,013,224
Go-Ahead Group plc	4,124	147,458

Heartland Express, Inc.	36,529	672,134
J.B. Hunt Transport Services, Inc.	7,587	578,812
Marten Transport Ltd.	735	12,054
Sankyu, Inc.	25,000	117,135
Union Pacific Corp.	21,281	1,678,220
		7,852,838
Semiconductors and Semiconductor Equipment — 2.3%
Analog Devices, Inc.	25,653	1,359,352
Applied Materials, Inc.	221,154	4,173,176
ARM Holdings plc	15,640	214,725
ASML Holding NV	5,910	539,183
Broadcom Ltd.	6,857	918,632
Cavium, Inc.(1)	1,380	82,096
Cree, Inc.(1)	22,150	703,041
Cypress Semiconductor Corp.	12,380	98,792
Exar Corp.(1)	10,642	56,828
Integrated Device Technology, Inc.(1)	2,252	43,734
Intel Corp.	108,509	3,210,781
Kulicke & Soffa Industries, Inc.(1)	6,608	74,670
Lam Research Corp.	13,412	983,100
M/A-COM Technology Solutions Holdings, Inc.(1)	1,333	50,521
Maxim Integrated Products, Inc.	44,176	1,495,799
Microchip Technology, Inc.	12,814	570,095
Microsemi Corp.(1)	4,082	141,360
Monolithic Power Systems, Inc.	1,183	69,868
NXP Semiconductors NV(1)	18,290	1,302,980
QUALCOMM, Inc.	3,431	174,260
Semtech Corp.(1)	3,010	57,672
Skyworks Solutions, Inc.	5,057	336,038
SMA Solar Technology AG(1)	4,756	217,885
Synaptics, Inc.(1)	618	50,188
Taiwan Semiconductor Manufacturing Co. Ltd.	601,425	2,707,060
Teradyne, Inc.	27,020	515,542
Xilinx, Inc.	25,463	1,202,363
Xinyi Solar Holdings Ltd.	506,000	141,502
		21,491,243
Software — 2.8%
Activision Blizzard, Inc.	19,128	605,784
Adobe Systems, Inc.(1)	30,910	2,631,986
BroadSoft, Inc.(1)	4,064	149,921
Cadence Design Systems, Inc.(1)	13,842	298,295
Callidus Software, Inc.(1)	7,545	103,593
CDK Global, Inc.	15,922	714,739
Citrix Systems, Inc.(1)	816	57,650
Electronic Arts, Inc.(1)	48,109	3,090,522
Guidewire Software, Inc.(1)	11,294	556,004
Intuit, Inc.	10,540	1,018,586
Manhattan Associates, Inc.(1)	2,579	142,516
Mentor Graphics Corp.	6,115	116,796
Microsoft Corp.	124,389	6,328,912
Mobileye NV(1)	14,100	457,686
Oracle Corp.	127,804	4,700,631
Paylocity Holding Corp.(1)	1,543	45,704

Proofpoint, Inc.(1)	798	37,378
RingCentral, Inc., Class A(1)	4,553	84,230
salesforce.com, inc.(1)	8,064	546,336
ServiceNow, Inc.(1)	17,513	963,040
Sophos Group plc	31,044	90,828
Splunk, Inc.(1)	14,355	625,878
Symantec Corp.	52,618	1,016,054
Synopsys, Inc.(1)	13,559	606,765
Tyler Technologies, Inc.(1)	7,074	851,144
UBISOFT Entertainment SA(1)	2,595	74,346
VMware, Inc., Class A(1)	9,883	498,993
		26,414,317
Specialty Retail — 1.9%
Advance Auto Parts, Inc.	12,864	1,909,532
AutoZone, Inc.(1)	1,245	964,340
Burlington Stores, Inc.(1)	16,228	909,742
CST Brands, Inc.	18,018	584,504
Destination Maternity Corp.	1,144	9,244
Foot Locker, Inc.	4,455	278,438
Gulliver International Co. Ltd.	23,300	234,964
Home Depot, Inc. (The)	1,556	193,131
Howden Joinery Group plc	31,053	211,829
Industria de Diseno Textil SA	33,625	1,040,061
L Brands, Inc.	11,055	937,353
Lowe's Cos., Inc.	7,114	480,408
MarineMax, Inc.(1)	1,726	30,619
Michaels Cos., Inc. (The)(1)	1,052	24,512
Nitori Holdings Co. Ltd.	7,900	605,060
O'Reilly Automotive, Inc.(1)	12,765	3,322,985
Outerwall, Inc.	1,568	48,906
Penske Automotive Group, Inc.	2,048	77,251
Restoration Hardware Holdings, Inc.(1)	2,890	109,791
Ross Stores, Inc.	20,620	1,133,688
Signet Jewelers Ltd.	6,974	755,982
Tiffany & Co.	3,442	223,661
TJX Cos., Inc. (The)	26,685	1,977,358
Tractor Supply Co.	11,599	980,927
Ulta Salon Cosmetics & Fragrance, Inc.(1)	3,679	607,734
Williams-Sonoma, Inc.	7,874	410,314
		18,062,334
Technology Hardware, Storage and Peripherals — 1.7%
Apple, Inc.	116,639	11,277,825
Canon, Inc.	27,800	776,524
EMC Corp.	25,832	674,990
FUJIFILM Holdings Corp.	11,700	437,152
Samsung Electronics Co. Ltd.	1,736	1,650,284
SanDisk Corp.	6,454	466,366
Silicon Graphics International Corp.(1)	9,091	55,182
Super Micro Computer, Inc.(1)	3,737	121,340
Western Digital Corp.	7,773	338,359
		15,798,022
Textiles, Apparel and Luxury Goods — 1.2%
adidas AG	7,050	754,936

Carter's, Inc.	8,629	876,965
Coach, Inc.	15,357	598,002
Culp, Inc.	2,419	61,636
Eclat Textile Co. Ltd.	71,586	897,018
Gildan Activewear, Inc.	5,447	140,825
Kering	4,320	750,496
lululemon athletica, Inc.(1)	8,172	512,630
LVMH Moet Hennessy Louis Vuitton SE	5,170	861,322
NIKE, Inc., Class B	361	22,234
Pandora A/S	17,604	2,218,403
Ralph Lauren Corp.	3,405	309,038
Regina Miracle International Holdings Ltd.(1)	138,000	200,521
Shenzhou International Group Holdings Ltd.	206,000	1,054,095
Skechers U.S.A., Inc., Class A(1)	2,137	70,350
Taiwan Paiho Ltd.	265,000	639,730
Under Armour, Inc., Class A(1)	12,387	1,036,668
		11,004,869
Thrifts and Mortgage Finance — 0.2%
Capitol Federal Financial, Inc.	41,777	525,137
Essent Group Ltd.(1)	50,563	973,338
		1,498,475
Tobacco — 0.6%
Altria Group, Inc.	31,287	1,926,341
Imperial Brands plc	7,738	399,970
Philip Morris International, Inc.	36,925	3,361,283
Swedish Match AB	3,079	99,142
		5,786,736
Trading Companies and Distributors — 0.4%
Ashtead Group plc	76,257	969,031
Bunzl plc	30,610	818,045
DXP Enterprises, Inc.(1)	2,533	34,424
Fastenal Co.	7,580	343,298
ITOCHU Corp.	27,200	319,215
MonotaRO Co. Ltd.	3,500	81,872
MSC Industrial Direct Co., Inc., Class A	891	61,996
Wolseley plc	18,400	940,752
		3,568,633
Transportation Infrastructure — 0.2%
Airports of Thailand PCL	84,400	947,716
Grupo Aeroportuario del Centro Norte Sab de CV	137,672	653,809
TAV Havalimanlari Holding AS	87,515	514,587
		2,116,112
Water Utilities — 0.1%
Beijing Enterprises Water Group Ltd.	1,118,000	585,266
Wireless Telecommunication Services — 0.4%
Bharti Infratel Ltd.	114,205	596,436
China Mobile Ltd.	132,000	1,398,284
Drillisch AG	2,235	90,379
KDDI Corp.	9,900	251,695
NTT DOCOMO, Inc.	11,700	271,971
Partner Communications Co. Ltd.(1)	26,257	123,031
Vodacom Group Ltd.	36,604	345,504
Vodafone Group plc	91,576	278,438

		3,355,738
TOTAL COMMON STOCKS (Cost $681,364,377)		739,347,540
CORPORATE BONDS — 8.8%
Aerospace and Defense — 0.1%
Boeing Co. (The), 2.20%, 10/30/22	30,000	29,479
Bombardier, Inc., 5.50%, 9/15/18(2)	110,000	99,550
Bombardier, Inc., 4.75%, 4/15/19(2)	60,000	48,305
Bombardier, Inc., 5.75%, 3/15/22(2)	125,000	88,437
Bombardier, Inc., 6.00%, 10/15/22(2)	30,000	21,225
Bombardier, Inc., 7.50%, 3/15/25(2)	80,000	56,800
KLX, Inc., 5.875%, 12/1/22(2)	70,000	67,025
Lockheed Martin Corp., 4.25%, 11/15/19	90,000	97,190
Lockheed Martin Corp., 3.55%, 1/15/26	20,000	21,074
TransDigm, Inc., 5.50%, 10/15/20	90,000	88,425
TransDigm, Inc., 6.00%, 7/15/22	130,000	127,400
United Technologies Corp., 6.05%, 6/1/36	66,000	80,576
		825,486
Air Freight and Logistics†
XPO Logistics, Inc., 6.50%, 6/15/22(2)	70,000	66,500
Airlines†
American Airlines Group, Inc., 4.625%, 3/1/20(2)	175,000	169,312
Auto Components — 0.1%
American Axle & Manufacturing, Inc., 6.625%, 10/15/22	75,000	76,125
Dana Holding Corp., 6.75%, 2/15/21	65,000	66,219
Goodyear Tire & Rubber Co. (The), 7.00%, 5/15/22	135,000	144,787
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23	65,000	67,113
Schaeffler Finance BV, 4.25%, 5/15/21(2)	135,000	136,350
UCI International LLC, 8.625%, 2/15/19(1)(4)	75,000	15,375
ZF North America Capital, Inc., 4.50%, 4/29/22(2)	65,000	64,350
ZF North America Capital, Inc., 4.75%, 4/29/25(2)	110,000	105,462
		675,781
Automobiles — 0.1%
American Honda Finance Corp., 1.50%, 9/11/17(2)	30,000	30,048
American Honda Finance Corp., 2.125%, 10/10/18	50,000	50,536
Daimler Finance North America LLC, 2.625%, 9/15/16(2)	50,000	50,344
Fiat Chrysler Automobiles NV, 4.50%, 4/15/20	305,000	301,950
Ford Motor Co., 4.75%, 1/15/43	30,000	27,649
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	80,000	83,736
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	130,000	143,584
General Motors Co., 5.00%, 4/1/35	30,000	26,248
General Motors Financial Co., Inc., 3.25%, 5/15/18	30,000	30,072
General Motors Financial Co., Inc., 3.10%, 1/15/19	90,000	89,105
General Motors Financial Co., Inc., 5.25%, 3/1/26(3)	20,000	20,170
Jaguar Land Rover Automotive plc, 3.50%, 3/15/20(2)	80,000	79,000
		932,442
Banks — 0.7%
Bank of America Corp., 6.50%, 8/1/16	10,000	10,218
Bank of America Corp., 5.75%, 12/1/17	30,000	31,830
Bank of America Corp., 5.70%, 1/24/22	105,000	118,678
Bank of America Corp., MTN, 4.00%, 4/1/24	30,000	31,052
Bank of America Corp., MTN, 4.20%, 8/26/24	80,000	80,235
Bank of America Corp., MTN, 4.00%, 1/22/25	70,000	68,212
Bank of America Corp., MTN, 5.00%, 1/21/44	40,000	42,661

Bank of America N.A., 5.30%, 3/15/17		510,000	527,417
Bank of Nova Scotia (The), 2.55%, 1/12/17		80,000	80,996
Barclays Bank plc, 7.625%, 11/21/22		100,000	101,312
Barclays Bank plc, MTN, 6.00%, 1/14/21	EUR	100,000	122,554
Barclays Bank plc, MTN, 6.625%, 3/30/22	EUR	50,000	64,074
BB&T Corp., MTN, 2.05%, 6/19/18		$40,000	40,300
BPCE SA, VRN, 2.75%, 7/8/21	EUR	100,000	109,861
Branch Banking & Trust Co., 3.625%, 9/16/25		$30,000	31,025
Capital One Financial Corp., 4.20%, 10/29/25		75,000	73,745
CGG SA, 6.50%, 6/1/21		35,000	11,988
Citigroup, Inc., 1.75%, 5/1/18		160,000	158,500
Citigroup, Inc., 4.50%, 1/14/22		110,000	118,227
Citigroup, Inc., 4.05%, 7/30/22		30,000	30,616
Citigroup, Inc., 4.40%, 6/10/25		180,000	179,814
Citigroup, Inc., 4.45%, 9/29/27		40,000	39,450
Co-Operative Bank plc, 4.75%, 11/11/21 (Secured)	GBP	100,000	155,628
Commerzbank AG, MTN, 6.375%, 3/22/19	EUR	70,000	84,228
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22		$50,000	52,724
Cooperatieve Rabobank UA, VRN, 2.50%, 5/26/21	EUR	100,000	109,713
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	113,000	142,255
European Investment Bank, MTN, 3.625%, 1/15/21	EUR	57,000	73,663
European Investment Bank, MTN, 4.25%, 12/7/21	GBP	125,000	203,103
European Investment Bank, MTN, 2.25%, 10/14/22	EUR	225,000	281,882
Fifth Third Bancorp, 4.30%, 1/16/24		$40,000	41,272
HSBC Holdings plc, 5.10%, 4/5/21		70,000	77,103
HSBC Holdings plc, MTN, 6.00%, 6/10/19	EUR	50,000	61,947
ING Bank NV, MTN, VRN, 3.625%, 2/25/21	EUR	100,000	114,920
International Bank for Reconstruction & Development, MTN, 3.875%, 5/20/19	EUR	96,000	118,628
Intesa Sanpaolo SpA, 5.02%, 6/26/24(2)		$225,000	207,115
JPMorgan Chase & Co., 6.00%, 1/15/18		350,000	375,557
JPMorgan Chase & Co., 4.625%, 5/10/21		30,000	32,800
JPMorgan Chase & Co., 3.25%, 9/23/22		40,000	40,688
JPMorgan Chase & Co., 3.875%, 9/10/24		70,000	70,466
JPMorgan Chase & Co., 3.125%, 1/23/25		110,000	109,738
KeyCorp, MTN, 2.30%, 12/13/18		80,000	80,084
KFW, 3.875%, 1/21/19	EUR	80,000	97,802
KFW, MTN, 4.625%, 1/4/23	EUR	80,000	114,940
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	20,000	32,984
Lloyds Banking Group plc, VRN, 6.66%, 5/21/37(2)		$245,000	266,284
Regions Bank, 6.45%, 6/26/37		175,000	210,410
Royal Bank of Canada, MTN, VRN, 0.94%, 3/9/16		133,000	133,136
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		55,000	57,812
Royal Bank of Scotland Group plc, MTN, VRN, 3.625%, 3/25/19	EUR	100,000	104,785
Royal Bank of Scotland Group plc, VRN, 7.64%, 9/30/17		$300,000	293,250
Royal Bank of Scotland plc (The), 4.375%, 3/16/16		110,000	110,142
Santander Issuances SAU, MTN, 2.50%, 3/18/25	EUR	100,000	102,803
U.S. Bancorp, MTN, 3.00%, 3/15/22		$50,000	51,831
U.S. Bancorp, MTN, 3.60%, 9/11/24		110,000	114,337
Wells Fargo & Co., 4.125%, 8/15/23		100,000	106,048
Wells Fargo & Co., MTN, 2.10%, 5/8/17		10,000	10,107
Wells Fargo & Co., MTN, 2.60%, 7/22/20		90,000	91,080
Wells Fargo & Co., MTN, 4.60%, 4/1/21		100,000	110,199
Wells Fargo & Co., MTN, 4.10%, 6/3/26		70,000	72,309

Wells Fargo & Co., MTN, 4.65%, 11/4/44		6,000	5,884
Wells Fargo & Co., MTN, 4.90%, 11/17/45		30,000	30,491
			6,622,913
Beverages†
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23		40,000	41,156
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26		60,000	61,959
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46		80,000	85,958
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22		110,000	109,158
			298,231
Biotechnology — 0.1%
AbbVie, Inc., 1.75%, 11/6/17		60,000	59,991
AbbVie, Inc., 2.90%, 11/6/22		70,000	69,589
AbbVie, Inc., 3.60%, 5/14/25		20,000	20,427
AbbVie, Inc., 4.40%, 11/6/42		80,000	76,969
AMAG Pharmaceuticals, Inc., 7.875%, 9/1/23(2)		60,000	52,500
Amgen, Inc., 2.125%, 5/15/17		70,000	70,614
Amgen, Inc., 4.10%, 6/15/21		40,000	42,866
Amgen, Inc., 5.375%, 5/15/43		70,000	75,080
Biogen, Inc., 3.625%, 9/15/22		70,000	72,475
Celgene Corp., 3.25%, 8/15/22		50,000	50,113
Celgene Corp., 3.625%, 5/15/24		50,000	50,392
Celgene Corp., 3.875%, 8/15/25		40,000	41,319
Concordia Healthcare Corp., 9.50%, 10/21/22(2)		60,000	58,500
Concordia Healthcare Corp., 7.00%, 4/15/23(2)		65,000	56,875
Gilead Sciences, Inc., 4.40%, 12/1/21		40,000	43,956
Gilead Sciences, Inc., 3.65%, 3/1/26		90,000	94,352
			936,018
Building Products†
Masco Corp., 5.95%, 3/15/22		115,000	126,213
Masco Corp., 4.45%, 4/1/25		60,000	59,887
			186,100
Capital Markets — 0.1%
ABN AMRO Bank NV, MTN, 7.125%, 7/6/22	EUR	100,000	134,909
Ameriprise Financial, Inc., 4.00%, 10/15/23		$50,000	53,019
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17		190,000	203,017
Dresdner Funding Trust I, 8.15%, 6/30/31(2)		205,000	231,137
E*TRADE Financial Corp., 4.625%, 9/15/23		60,000	58,950
Jefferies Group LLC, 5.125%, 4/13/18		70,000	72,303
			753,335
Chemicals — 0.1%
Ashland, Inc., 4.75%, 8/15/22		195,000	193,294
Blue Cube Spinco, Inc., 9.75%, 10/15/23(2)		110,000	122,925
Chemours Co. (The), 6.625%, 5/15/23(2)		100,000	72,750
Dow Chemical Co. (The), 4.25%, 11/15/20		44,000	47,033
Eastman Chemical Co., 2.70%, 1/15/20		60,000	59,538
Ecolab, Inc., 4.35%, 12/8/21		30,000	32,653
Hexion, Inc., 8.875%, 2/1/18		175,000	116,812
Hexion, Inc., 6.625%, 4/15/20		115,000	91,425
Huntsman International LLC, 5.125%, 11/15/22(2)		60,000	55,200
LyondellBasell Industries NV, 4.625%, 2/26/55		20,000	16,505
Mosaic Co. (The), 5.625%, 11/15/43		40,000	37,368
Platform Specialty Products Corp., 6.50%, 2/1/22(2)		50,000	40,750
Tronox Finance LLC, 6.375%, 8/15/20		75,000	47,437

WR Grace & Co-Conn, 5.125%, 10/1/21(2)	110,000	114,675
		1,048,365
Commercial Services and Supplies — 0.1%
ACCO Brands Corp., 6.75%, 4/30/20	30,000	31,875
ADT Corp. (The), 6.25%, 10/15/21	180,000	176,400
Clean Harbors, Inc., 5.25%, 8/1/20	110,000	110,825
Covanta Holding Corp., 5.875%, 3/1/24	145,000	125,425
Envision Healthcare Corp., 5.125%, 7/1/22(2)	200,000	201,000
Iron Mountain, Inc., 5.75%, 8/15/24	155,000	155,775
Pitney Bowes, Inc., 4.625%, 3/15/24	36,000	35,372
Republic Services, Inc., 3.55%, 6/1/22	100,000	105,018
Waste Management, Inc., 4.10%, 3/1/45	40,000	39,364
		981,054
Communications Equipment — 0.1%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29	125,000	129,140
Avaya, Inc., 7.00%, 4/1/19(2)	235,000	145,700
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23	70,000	70,641
CommScope, Inc., 5.50%, 6/15/24(2)	65,000	63,294
Nokia Oyj, 5.375%, 5/15/19	50,000	53,187
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23	190,000	188,100
		650,062
Construction and Engineering†
SBA Communications Corp., 5.625%, 10/1/19	50,000	52,188
SBA Communications Corp., 4.875%, 7/15/22	125,000	127,656
		179,844
Construction Materials — 0.1%
Associated Materials LLC / AMH New Finance, Inc., 9.125%, 11/1/17	100,000	70,500
Builders FirstSource, Inc., 7.625%, 6/1/21(2)	75,000	76,500
Builders FirstSource, Inc., 10.75%, 8/15/23(2)	80,000	74,960
Louisiana-Pacific Corp., 7.50%, 6/1/20	50,000	52,000
Nortek, Inc., 8.50%, 4/15/21	205,000	212,687
Owens Corning, 4.20%, 12/15/22	50,000	50,336
Standard Industries, Inc., 6.00%, 10/15/25(2)	60,000	61,275
USG Corp., 5.875%, 11/1/21(2)	25,000	26,063
USG Corp., 5.50%, 3/1/25(2)	135,000	138,544
		762,865
Consumer Discretionary†
Party City Holdings, Inc., 6.125%, 8/15/23(2)	75,000	73,875
Consumer Finance — 0.2%
American Express Co., 1.55%, 5/22/18	50,000	49,508
American Express Credit Corp., 1.30%, 7/29/16	70,000	70,132
American Express Credit Corp., 2.60%, 9/14/20	30,000	30,204
CIT Group, Inc., 5.50%, 2/15/19(2)	120,000	124,274
CIT Group, Inc., 5.00%, 8/15/22	320,000	322,000
CIT Group, Inc., 5.00%, 8/1/23	125,000	125,313
Equifax, Inc., 3.30%, 12/15/22	60,000	61,545
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23	70,000	69,300
Harland Clarke Holdings Corp., 9.25%, 3/1/21(2)	35,000	23,056
Navient Corp., 5.00%, 10/26/20	65,000	57,525
Navient Corp., 5.50%, 1/25/23	455,000	379,356
OneMain Financial Holdings, Inc., 6.75%, 12/15/19(2)	75,000	71,156
PNC Bank N.A., 6.00%, 12/7/17	230,000	245,350
Springleaf Finance Corp., 7.75%, 10/1/21	25,000	22,281

Springleaf Finance Corp., Series J, MTN, 6.90%, 12/15/17		175,000	174,781
Synchrony Financial, 2.60%, 1/15/19		30,000	29,772
Synchrony Financial, 3.00%, 8/15/19		10,000	10,024
			1,865,577
Containers and Packaging — 0.3%
AEP Industries, Inc., 8.25%, 4/15/19		175,000	179,375
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 9.125%, 10/15/20(2)		120,000	124,050
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.75%, 1/31/21(2)		150,000	141,562
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.00%, 6/30/21(2)		40,000	36,800
Ball Corp., 5.00%, 3/15/22		115,000	120,319
Ball Corp., 4.00%, 11/15/23		140,000	137,025
Ball Corp., 5.25%, 7/1/25		35,000	36,619
Berry Plastics Corp., 5.50%, 5/15/22		135,000	140,569
Berry Plastics Corp., 5.125%, 7/15/23		100,000	100,250
Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Issuer, Inc., 6.00%, 6/15/17(2)		150,000	150,000
BWAY Holding Co., 9.125%, 8/15/21(2)		170,000	142,800
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		130,000	133,250
Novelis, Inc., 8.375%, 12/15/17		70,000	70,000
Novelis, Inc., 8.75%, 12/15/20		105,000	97,913
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(2)		70,000	72,231
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.875%, 8/15/19		125,000	128,906
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20		150,000	154,500
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.25%, 2/15/21		90,000	88,875
Sealed Air Corp., 5.125%, 12/1/24(2)		155,000	161,587
WestRock RKT Co., 3.50%, 3/1/20		50,000	50,745
			2,267,376
Diversified Consumer Services†
Catholic Health Initiatives, 2.95%, 11/1/22		40,000	40,140
Laureate Education, Inc., 9.25%, 9/1/19(2)		125,000	64,375
Service Corp. International / US, 5.375%, 1/15/22		75,000	78,563
			183,078
Diversified Financial Services — 0.5%
Ally Financial, Inc., 5.50%, 2/15/17		50,000	51,063
Ally Financial, Inc., 6.25%, 12/1/17		100,000	104,375
Ally Financial, Inc., 3.60%, 5/21/18		70,000	69,825
Ally Financial, Inc., 4.75%, 9/10/18		150,000	153,188
Ally Financial, Inc., 3.50%, 1/27/19		180,000	177,300
Ally Financial, Inc., 8.00%, 3/15/20		141,000	157,215
Ally Financial, Inc., 4.625%, 3/30/25		155,000	150,931
Ally Financial, Inc., 5.75%, 11/20/25		60,000	58,425
Ally Financial, Inc., 8.00%, 11/1/31		70,000	77,875
BNP Paribas SA, MTN, VRN, 2.625%, 10/14/22	EUR	100,000	106,589
Credit Agricole SA, 2.625%, 3/17/27	EUR	100,000	104,351
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	50,000	82,399
Credit Suisse Group Guernsey I Ltd., VRN, 7.875%, 8/24/16		$110,000	110,526
Deutsche Bank AG, 4.50%, 4/1/25		65,000	55,195
Deutsche Bank AG, MTN, 2.75%, 2/17/25	EUR	180,000	169,675
DFC Finance Corp., 10.50%, 6/15/20(2)		$35,000	21,963
General Electric Co., MTN, 5.625%, 9/15/17		212,000	226,098
General Electric Co., MTN, 4.375%, 9/16/20		220,000	243,344
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18		170,000	171,109
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18		200,000	202,913

Goldman Sachs Group, Inc. (The), 2.75%, 9/15/20		20,000	19,979
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		50,000	56,884
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24		80,000	82,743
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25		40,000	39,882
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37		90,000	103,194
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44		30,000	30,448
HSBC Holdings plc, MTN, VRN, 3.375%, 1/10/19	EUR	150,000	168,184
HUB International Ltd., 7.875%, 10/1/21(2)		$75,000	67,313
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.00%, 8/1/20		90,000	84,150
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22		80,000	70,900
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.375%, 4/1/20(2)		70,000	54,250
Morgan Stanley, 5.00%, 11/24/25		122,000	128,644
Morgan Stanley, MTN, 6.625%, 4/1/18		110,000	119,816
Morgan Stanley, MTN, 5.625%, 9/23/19		250,000	274,594
Morgan Stanley, MTN, 3.70%, 10/23/24		20,000	20,301
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.50%, 7/1/21		70,000	61,950
Nationwide Building Society, MTN, 6.75%, 7/22/20	EUR	200,000	256,457
Societe Generale SA, VRN, 5.92%, 4/5/17(2)		$100,000	98,750
			4,232,798
Diversified Telecommunication Services — 0.5%
AT&T, Inc., 3.40%, 5/15/25		70,000	68,782
AT&T, Inc., 6.55%, 2/15/39		91,000	100,715
AT&T, Inc., 4.30%, 12/15/42		60,000	51,685
British Telecommunications plc, 5.95%, 1/15/18		70,000	75,436
CenturyLink, Inc., 5.625%, 4/1/20		385,000	391,256
CenturyLink, Inc., 7.65%, 3/15/42		100,000	82,500
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(2)		170,000	171,144
Frontier Communications Corp., 7.125%, 3/15/19		205,000	207,050
Frontier Communications Corp., 8.50%, 4/15/20		90,000	91,913
Frontier Communications Corp., 10.50%, 9/15/22(2)		50,000	50,875
Frontier Communications Corp., 7.125%, 1/15/23		195,000	170,565
Frontier Communications Corp., 6.875%, 1/15/25		140,000	118,475
Frontier Communications Corp., 11.00%, 9/15/25(2)		310,000	311,550
Hughes Satellite Systems Corp., 6.50%, 6/15/19		90,000	100,013
Inmarsat Finance plc, 4.875%, 5/15/22(2)		50,000	49,188
Intelsat Jackson Holdings SA, 7.25%, 4/1/19		305,000	234,087
Intelsat Jackson Holdings SA, 7.25%, 10/15/20		175,000	121,625
Intelsat Jackson Holdings SA, 6.625%, 12/15/22		110,000	55,825
Intelsat Luxembourg SA, 7.75%, 6/1/21		75,000	22,875
Intelsat Luxembourg SA, 8.125%, 6/1/23		45,000	13,950
Level 3 Financing, Inc., 7.00%, 6/1/20		125,000	131,406
Level 3 Financing, Inc., 5.375%, 8/15/22		40,000	41,250
Level 3 Financing, Inc., 5.375%, 5/1/25		55,000	56,650
Orange SA, 4.125%, 9/14/21		70,000	74,720
SoftBank Group Corp., 4.50%, 4/15/20(2)		140,000	138,810
Sprint Capital Corp., 6.90%, 5/1/19		235,000	201,512
Sprint Capital Corp., 8.75%, 3/15/32		100,000	77,500
Telecom Italia Capital SA, 6.375%, 11/15/33		325,000	300,625
Telecom Italia Capital SA, 7.72%, 6/4/38		125,000	121,250
Telecom Italia SpA, MTN, 5.875%, 5/19/23	GBP	50,000	72,930
Telefonica Emisiones SAU, 5.46%, 2/16/21		$10,000	10,975
Telefonica Europe BV, VRN, 6.50%, 9/18/18	EUR	100,000	110,709
Verizon Communications, Inc., 3.65%, 9/14/18		$138,000	144,514

Verizon Communications, Inc., 3.50%, 11/1/21		50,000	52,295
Verizon Communications, Inc., 5.15%, 9/15/23		130,000	147,430
Verizon Communications, Inc., 5.05%, 3/15/34		170,000	171,299
Verizon Communications, Inc., 4.75%, 11/1/41		40,000	38,347
Verizon Communications, Inc., 6.55%, 9/15/43		51,000	62,060
Verizon Communications, Inc., 4.86%, 8/21/46		33,000	32,373
Verizon Communications, Inc., 5.01%, 8/21/54		49,000	45,759
Virgin Media Finance plc, 5.75%, 1/15/25(2)		200,000	199,500
Windstream Services LLC, 7.875%, 11/1/17		20,000	21,050
Windstream Services LLC, 7.75%, 10/15/20		115,000	97,750
Windstream Services LLC, 6.375%, 8/1/23		95,000	69,350
			4,909,573
Electric Utilities — 0.1%
AES Corp. (The), 4.875%, 5/15/23		340,000	307,700
Terna Rete Elettrica Nazionale SpA, MTN, 2.875%, 2/16/18	EUR	100,000	114,735
			422,435
Electronic Equipment, Instruments and Components†
Sanmina Corp., 4.375%, 6/1/19(2)		$197,000	199,462
Energy Equipment and Services — 0.1%
Basic Energy Services, Inc., 7.75%, 2/15/19		50,000	9,500
Ensco plc, 4.70%, 3/15/21		110,000	59,094
FTS International, Inc., 6.25%, 5/1/22		120,000	13,200
Halliburton Co., 3.80%, 11/15/25		60,000	56,863
Hornbeck Offshore Services, Inc., 5.00%, 3/1/21		140,000	74,025
Pacific Drilling SA, 5.375%, 6/1/20(2)		115,000	23,575
Paragon Offshore plc, 7.25%, 8/15/24(1)(2)(4)		90,000	24,300
Petroleum Geo-Services ASA, 7.375%, 12/15/18(2)		100,000	62,500
Precision Drilling Corp., 6.50%, 12/15/21		100,000	65,000
Precision Drilling Corp., 5.25%, 11/15/24		105,000	60,375
Schlumberger Investment SA, 3.65%, 12/1/23		60,000	60,731
SESI LLC, 6.375%, 5/1/19		50,000	34,250
Transocean, Inc., 3.00%, 10/15/17		105,000	95,025
Transocean, Inc., 6.00%, 3/15/18		90,000	72,900
Transocean, Inc., 6.50%, 11/15/20		165,000	98,175
Transocean, Inc., 7.125%, 12/15/21		140,000	78,050
Weatherford International Ltd., 9.625%, 3/1/19		65,000	55,900
Weatherford International Ltd., 5.125%, 9/15/20		100,000	70,062
Weatherford International Ltd., 4.50%, 4/15/22		110,000	71,225
			1,084,750
Financial Services†
Argos Merger Sub, Inc., 7.125%, 3/15/23(2)		215,000	220,375
Food and Staples Retailing — 0.1%
Albertson's Holdings LLC / Safeway, Inc., 7.75%, 10/15/22(2)		27,000	28,249
BI-LO LLC / BI-LO Finance Corp., 9.25%, 2/15/19(2)		40,000	35,600
CVS Health Corp., 3.50%, 7/20/22		50,000	52,299
CVS Health Corp., 5.125%, 7/20/45		30,000	33,800
Delhaize Group, 5.70%, 10/1/40		30,000	31,787
Dollar General Corp., 3.25%, 4/15/23		40,000	39,549
Dollar General Corp., 4.15%, 11/1/25		10,000	10,346
Dollar Tree, Inc., 5.75%, 3/1/23(2)		60,000	64,125
Horizon Pharma Financing, Inc., 6.625%, 5/1/23(2)		75,000	66,375
Kroger Co. (The), 6.40%, 8/15/17		120,000	128,412
Kroger Co. (The), 3.30%, 1/15/21		70,000	73,321

Rite Aid Corp., 6.75%, 6/15/21		85,000	90,312
Rite Aid Corp., 6.125%, 4/1/23(2)		235,000	251,744
SUPERVALU, Inc., 6.75%, 6/1/21		80,000	63,600
Tesco plc, 6.15%, 11/15/37(2)		75,000	63,584
Tesco plc, MTN, 5.50%, 12/13/19	GBP	60,000	88,204
Wal-Mart Stores, Inc., 2.55%, 4/11/23		$20,000	20,515
Wal-Mart Stores, Inc., 4.30%, 4/22/44		20,000	21,168
			1,162,990
Food Products — 0.1%
JBS Investments GmbH, 7.25%, 4/3/24(2)		70,000	61,950
JBS USA LLC / JBS USA Finance, Inc., 8.25%, 2/1/20(2)		85,000	85,680
JBS USA LLC / JBS USA Finance, Inc., 7.25%, 6/1/21(2)		70,000	68,075
JBS USA LLC / JBS USA Finance, Inc., 5.75%, 6/15/25(2)		135,000	116,775
Kraft Foods Group, Inc., 5.00%, 6/4/42		30,000	31,228
Kraft Heinz Foods Co., 3.95%, 7/15/25(2)		70,000	73,508
Kraft Heinz Foods Co., 5.20%, 7/15/45(2)		30,000	32,431
Mondelez International, Inc., 4.00%, 2/1/24		60,000	62,694
NBTY, Inc., 9.00%, 10/1/18		65,000	66,788
Pilgrim's Pride Corp., 5.75%, 3/15/25(2)		215,000	209,894
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 4.875%, 5/1/21		100,000	101,750
Post Holdings, Inc., 7.375%, 2/15/22		150,000	159,562
Post Holdings, Inc., 7.75%, 3/15/24(2)		60,000	65,850
Smithfield Foods, Inc., 6.625%, 8/15/22		75,000	79,500
Tyson Foods, Inc., 4.50%, 6/15/22		50,000	53,895
			1,269,580
Gas Utilities — 0.4%
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.00%, 12/15/20		70,000	50,925
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23(2)		40,000	28,600
Enbridge Energy Partners LP, 6.50%, 4/15/18		90,000	90,976
Enbridge, Inc., 4.50%, 6/10/44		40,000	28,772
Energy Transfer Equity LP, 5.875%, 1/15/24		160,000	132,800
Energy Transfer Partners LP, 4.15%, 10/1/20		70,000	61,033
Energy Transfer Partners LP, 5.20%, 2/1/22		30,000	25,984
Energy Transfer Partners LP, 3.60%, 2/1/23		60,000	49,857
Energy Transfer Partners LP, 6.50%, 2/1/42		40,000	32,424
Enterprise Products Operating LLC, 6.30%, 9/15/17		120,000	126,048
Enterprise Products Operating LLC, 4.85%, 3/15/44		130,000	111,973
Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 8/1/22		95,000	80,275
Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24		130,000	98,800
Kinder Morgan Energy Partners LP, 6.50%, 4/1/20		50,000	50,508
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39		90,000	76,599
Kinder Morgan, Inc., 4.30%, 6/1/25		20,000	18,122
Magellan Midstream Partners LP, 6.55%, 7/15/19		36,000	39,352
MPLX LP, 4.875%, 12/1/24(2)		175,000	143,236
MPLX LP, 4.875%, 6/1/25(2)		90,000	74,412
NGPL PipeCo LLC, 7.12%, 12/15/17(2)		100,000	93,750
NuStar Logistics LP, 4.75%, 2/1/22		40,000	30,200
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22		90,000	74,238
Regency Energy Partners LP / Regency Energy Finance Corp., 5.50%, 4/15/23		125,000	105,313
Rockies Express Pipeline LLC, 5.625%, 4/15/20(2)		325,000	291,322
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21		100,000	95,938
Sabine Pass Liquefaction LLC, 6.25%, 3/15/22		125,000	119,688
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23		265,000	245,787

Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	140,000	127,575
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	110,000	90,241
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/18	65,000	62,603
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.375%, 8/1/22	53,000	45,845
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	190,000	145,350
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19(2)	50,000	47,750
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 6.25%, 10/15/22(2)	85,000	78,625
TransCanada PipeLines Ltd., 2.50%, 8/1/22	60,000	55,643
Williams Cos., Inc. (The), 3.70%, 1/15/23	50,000	37,250
Williams Cos., Inc. (The), 4.55%, 6/24/24	140,000	105,700
Williams Cos., Inc. (The), 5.75%, 6/24/44	30,000	19,800
Williams Partners LP, 5.10%, 9/15/45	30,000	20,504
		3,213,818
Health Care Equipment and Supplies — 0.1%
Alere, Inc., 6.50%, 6/15/20	100,000	104,000
Alere, Inc., 6.375%, 7/1/23(2)	135,000	148,500
Becton Dickinson and Co., 3.73%, 12/15/24	70,000	72,557
Crimson Merger Sub, Inc., 6.625%, 5/15/22(2)	50,000	36,125
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp., 8.125%, 6/15/21(2)	70,000	58,975
Kinetic Concepts, Inc. / KCI USA, Inc., 10.50%, 11/1/18	200,000	185,500
Kinetic Concepts, Inc. / KCI USA, Inc., 12.50%, 11/1/19	50,000	38,906
Mallinckrodt International Finance SA, 4.75%, 4/15/23	170,000	150,875
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.75%, 8/1/22(2)	105,000	104,213
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23(2)	40,000	39,500
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.50%, 4/15/25(2)	100,000	94,750
Medtronic, Inc., 2.50%, 3/15/20	40,000	41,001
Medtronic, Inc., 2.75%, 4/1/23	30,000	30,077
Medtronic, Inc., 3.50%, 3/15/25	80,000	83,906
Medtronic, Inc., 4.375%, 3/15/35	50,000	51,888
St. Jude Medical, Inc., 2.00%, 9/15/18	20,000	20,100
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	30,000	30,062
		1,290,935
Health Care Providers and Services — 0.5%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22	135,000	134,527
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	70,000	71,050
Aetna, Inc., 2.75%, 11/15/22	60,000	58,840
Amsurg Corp., 5.625%, 7/15/22	90,000	93,038
Centene Escrow Corp., 6.125%, 2/15/24(2)	115,000	122,331
CHS / Community Health Systems, Inc., 8.00%, 11/15/19	150,000	142,500
CHS / Community Health Systems, Inc., 7.125%, 7/15/20	55,000	49,775
CHS / Community Health Systems, Inc., 5.125%, 8/1/21	35,000	35,350
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	135,000	116,437
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	110,000	116,187
DaVita HealthCare Partners, Inc., 5.125%, 7/15/24	157,000	160,042
DaVita HealthCare Partners, Inc., 5.00%, 5/1/25	105,000	105,000
Express Scripts Holding Co., 2.65%, 2/15/17	150,000	151,526
Express Scripts Holding Co., 7.25%, 6/15/19	90,000	103,158
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(2)	140,000	153,650
Fresenius Medical Care US Finance II, Inc., 4.75%, 10/15/24(2)	100,000	102,700
HCA, Inc., 3.75%, 3/15/19	120,000	122,538
HCA, Inc., 4.25%, 10/15/19	125,000	129,219
HCA, Inc., 6.50%, 2/15/20	130,000	144,326
HCA, Inc., 7.50%, 2/15/22	215,000	243,982

HCA, Inc., 5.875%, 3/15/22	75,000	80,625
HCA, Inc., 4.75%, 5/1/23	180,000	184,500
HCA, Inc., 5.375%, 2/1/25	270,000	275,400
HealthSouth Corp., 5.75%, 11/1/24	95,000	96,425
IASIS Healthcare LLC / IASIS Capital Corp., 8.375%, 5/15/19	220,000	210,100
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 8/1/23(2)	95,000	97,138
Kindred Healthcare, Inc., 8.00%, 1/15/20	135,000	125,550
Kindred Healthcare, Inc., 6.375%, 4/15/22	60,000	49,275
LifePoint Health, Inc., 5.50%, 12/1/21	175,000	182,875
NYU Hospitals Center, 4.43%, 7/1/42	30,000	30,492
Tenet Healthcare Corp., 5.00%, 3/1/19	160,000	153,600
Tenet Healthcare Corp., 8.00%, 8/1/20	165,000	167,475
Tenet Healthcare Corp., 6.00%, 10/1/20	190,000	201,994
Tenet Healthcare Corp., 4.50%, 4/1/21	40,000	39,950
Tenet Healthcare Corp., 8.125%, 4/1/22	335,000	331,020
Tenet Healthcare Corp., 6.75%, 6/15/23	225,000	205,875
UnitedHealth Group, Inc., 2.875%, 3/15/22	80,000	81,644
UnitedHealth Group, Inc., 3.75%, 7/15/25	30,000	31,962
		4,902,076
Hotels, Restaurants and Leisure — 0.3%
1011778 B.C. ULC / New Red Finance, Inc., 6.00%, 4/1/22(2)	260,000	271,700
Affinity Gaming / Affinity Gaming Finance Corp., 9.00%, 5/15/18	75,000	76,125
Boyd Gaming Corp., 6.875%, 5/15/23	141,000	145,582
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope, 8.00%, 10/1/20	60,000	58,950
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope, 11.00%, 10/1/21	110,000	95,425
Eldorado Resorts, Inc., 7.00%, 8/1/23	130,000	130,325
Golden Nugget Escrow, Inc., 8.50%, 12/1/21(2)	225,000	216,000
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 5.625%, 10/15/21	255,000	265,837
International Game Technology plc, 6.25%, 2/15/22(2)	240,000	228,000
McDonald's Corp., MTN, 3.375%, 5/26/25	30,000	30,728
MGM Resorts International, 8.625%, 2/1/19	75,000	85,313
MGM Resorts International, 5.25%, 3/31/20	140,000	143,675
MGM Resorts International, 6.00%, 3/15/23	210,000	215,775
Pinnacle Entertainment, 7.50%, 4/15/21	165,000	172,425
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	80,000	81,600
Scientific Games International, Inc., 6.25%, 9/1/20	40,000	21,800
Scientific Games International, Inc., 7.00%, 1/1/22(2)	175,000	171,500
Scientific Games International, Inc., 10.00%, 12/1/22	105,000	82,950
Station Casinos LLC, 7.50%, 3/1/21	400,000	419,500
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(2)	20,000	19,175
Wynn Macau Ltd., 5.25%, 10/15/21(2)	200,000	185,500
Yum! Brands, Inc., 3.75%, 11/1/21	50,000	45,719
		3,163,604
Household Durables — 0.2%
Beazer Homes USA, Inc., 7.25%, 2/1/23	95,000	67,908
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(2)	125,000	105,000
CalAtlantic Group, Inc., 8.375%, 5/15/18	100,000	110,625
Century Communities, Inc., 6.875%, 5/15/22	30,000	26,775
K Hovnanian Enterprises, Inc., 7.00%, 1/15/19(2)	315,000	187,425
KB Home, 4.75%, 5/15/19	35,000	33,600
KB Home, 7.00%, 12/15/21	55,000	52,525
Meritage Homes Corp., 7.00%, 4/1/22	125,000	130,313
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23(2)	100,000	98,250

Taylor Morrison Communities, Inc. / Monarch Communities, Inc., 5.625%, 3/1/24(2)		275,000	247,500
Toll Brothers Finance Corp., 4.00%, 12/31/18		100,000	102,500
Toll Brothers Finance Corp., 6.75%, 11/1/19		50,000	55,500
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24		200,000	191,000
WCI Communities, Inc., 6.875%, 8/15/21		160,000	161,600
William Lyon Homes, Inc., 8.50%, 11/15/20		125,000	125,000
			1,695,521
Household Products — 0.1%
Energizer Holdings, Inc, 5.50%, 6/15/25(2)		65,000	64,513
Spectrum Brands, Inc., 6.375%, 11/15/20		150,000	159,750
Spectrum Brands, Inc., 6.625%, 11/15/22		130,000	140,562
Spectrum Brands, Inc., 5.75%, 7/15/25		75,000	79,406
			444,231
Industrial Conglomerates — 0.1%
Algeco Scotsman Global Finance plc, 10.75%, 10/15/19(2)		80,000	22,000
General Electric Co., 5.25%, 12/6/17		190,000	203,549
General Electric Co., 4.125%, 10/9/42		90,000	91,217
HD Supply, Inc., 7.50%, 7/15/20		135,000	142,762
HD Supply, Inc., 5.25%, 12/15/21(2)		100,000	105,469
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24		50,000	50,470
Jack Cooper Holdings Corp., 10.25%, 6/1/20(2)		20,000	15,100
Signode Industrial Group Lux SA / Signode Industrial Group US, Inc., 6.375%, 5/1/22(2)		253,000	216,315
Wise Metals Group LLC / Wise Alloys Finance Corp., 8.75%, 12/15/18(2)		60,000	50,700
			897,582
Insurance — 0.3%
ACE INA Holdings, Inc., 3.15%, 3/15/25		70,000	70,488
ACE INA Holdings, Inc., 3.35%, 5/3/26		30,000	30,754
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 4.50%, 5/15/21		150,000	151,687
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 4.625%, 7/1/22		150,000	150,938
Allianz Finance II BV, MTN, VRN, 5.75%, 7/8/21	EUR	100,000	125,234
Allianz SE, MTN, VRN, 4.75%, 10/24/23	EUR	100,000	115,250
Allstate Corp. (The), VRN, 5.75%, 8/15/23		$30,000	29,944
American International Group, Inc., 4.125%, 2/15/24		90,000	91,419
American International Group, Inc., 4.50%, 7/16/44		40,000	35,587
American International Group, Inc., MTN, 5.85%, 1/16/18		120,000	128,012
AXA SA, 7.125%, 12/15/20	GBP	20,000	32,120
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21		$70,000	77,041
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		8,000	8,299
Berkshire Hathaway, Inc., 4.50%, 2/11/43		50,000	50,522
CNP Assurances, VRN, 4.00%, 11/18/24	EUR	200,000	194,183
Generali Finance BV, MTN, VRN, 4.60%, 11/21/25	EUR	100,000	97,317
Genworth Holdings, Inc., 7.625%, 9/24/21		$35,000	23,188
Genworth Holdings, Inc., VRN, 6.15%, 11/15/16		135,000	31,471
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		20,000	23,621
International Lease Finance Corp., 8.75%, 3/15/17		205,000	216,787
International Lease Finance Corp., 6.25%, 5/15/19		125,000	134,375
Liberty Mutual Group, Inc., 4.85%, 8/1/44(2)		60,000	57,266
Liberty Mutual Group, Inc., VRN, 7.00%, 3/15/17(2)		175,000	155,312
Lincoln National Corp., 6.25%, 2/15/20		100,000	111,863
Markel Corp., 4.90%, 7/1/22		70,000	76,554
Markel Corp., 3.625%, 3/30/23		20,000	20,198
MetLife, Inc., 4.125%, 8/13/42		30,000	27,223
MetLife, Inc., 4.875%, 11/13/43		30,000	30,813

Principal Financial Group, Inc., 3.30%, 9/15/22	30,000	30,078
Prudential Financial, Inc., 5.375%, 6/21/20	60,000	66,328
Prudential Financial, Inc., 5.625%, 5/12/41	70,000	73,779
TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24(2)	40,000	41,160
Travelers Cos., Inc. (The), 4.60%, 8/1/43	40,000	43,254
Travelers Cos., Inc. (The), 4.30%, 8/25/45	20,000	20,879
Voya Financial, Inc., 5.50%, 7/15/22	30,000	33,326
Voya Financial, Inc., 5.70%, 7/15/43	50,000	55,781
Voya Financial, Inc., VRN, 5.65%, 5/15/23	125,000	116,711
WR Berkley Corp., 4.625%, 3/15/22	40,000	42,895
WR Berkley Corp., 4.75%, 8/1/44	30,000	29,325
		2,850,982
Internet Software and Services — 0.1%
Equinix, Inc., 5.375%, 4/1/23	70,000	75,229
Match Group, Inc., 6.75%, 12/15/22(2)	80,000	81,400
Netflix, Inc., 5.375%, 2/1/21	40,000	43,075
Netflix, Inc., 5.75%, 3/1/24	175,000	184,406
VeriSign, Inc., 4.625%, 5/1/23	40,000	39,600
VeriSign, Inc., 5.25%, 4/1/25	40,000	39,500
		463,210
IT Services — 0.1%
Audatex North America, Inc., 6.125%, 11/1/23(2)	160,000	162,200
CDW LLC / CDW Finance Corp., 5.00%, 9/1/23	65,000	66,787
CDW LLC / CDW Finance Corp., 5.50%, 12/1/24	90,000	93,150
Fidelity National Information Services, Inc., 4.50%, 10/15/22	50,000	51,865
Fidelity National Information Services, Inc., 3.50%, 4/15/23	40,000	38,057
First Data Corp., 7.00%, 12/1/23(2)	200,000	200,200
First Data Corp., 5.00%, 1/15/24(2)	60,000	61,088
First Data Corp., 5.75%, 1/15/24(2)	220,000	221,925
Xerox Corp., 2.95%, 3/15/17	30,000	30,072
		925,344
Life Sciences Tools and Services†
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	65,000	66,579
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	27,000	27,037
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	50,000	54,058
		147,674
Machinery†
Case New Holland Industrial, Inc., 7.875%, 12/1/17	170,000	181,985
Navistar International Corp., 8.25%, 11/1/21	50,000	30,500
Terex Corp., 6.50%, 4/1/20	50,000	47,750
		260,235
Marine†
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21	320,000	257,600
Media — 0.9%
21st Century Fox America, Inc., 3.70%, 10/15/25	10,000	10,081
21st Century Fox America, Inc., 6.90%, 8/15/39	100,000	112,870
21st Century Fox America, Inc., 4.75%, 9/15/44	30,000	28,241
Altice Financing SA, 6.50%, 1/15/22(2)	145,000	146,812
Altice Financing SA, 6.625%, 2/15/23(2)	210,000	207,900
Altice Finco SA, 7.625%, 2/15/25(2)	115,000	107,813
Altice Luxembourg SA, 7.75%, 5/15/22(2)	205,000	199,362
Altice Luxembourg SA, 7.625%, 2/15/25(2)	90,000	82,575
Altice US Finance I Corp., 5.375%, 7/15/23(2)	50,000	51,125

AMC Entertainment, Inc., 5.75%, 6/15/25	100,000	103,625
Cablevision Systems Corp., 5.875%, 9/15/22	150,000	120,375
CBS Corp., 3.50%, 1/15/25	50,000	48,587
CBS Corp., 4.85%, 7/1/42	30,000	26,909
CCO Holdings LLC / CCO Holdings Capital Corp., 7.375%, 6/1/20	135,000	140,805
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	300,000	304,125
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/23(2)	170,000	169,150
CCO Safari II LLC, 4.91%, 7/23/25(2)	170,000	174,261
CCOH Safari LLC, 5.75%, 2/15/26(2)	70,000	70,359
Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21(2)	80,000	73,700
Cinemark USA, Inc., 5.125%, 12/15/22	55,000	56,100
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	220,000	194,425
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	100,000	96,625
Comcast Corp., 6.40%, 5/15/38	100,000	126,767
Comcast Corp., 4.75%, 3/1/44	30,000	31,606
CSC Holdings LLC, 7.625%, 7/15/18	150,000	160,125
CSC Holdings LLC, 6.75%, 11/15/21	120,000	122,100
Cumulus Media Holdings, Inc., 7.75%, 5/1/19	50,000	14,250
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.00%, 3/1/21	70,000	76,935
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 4.45%, 4/1/24	50,000	52,811
Discovery Communications LLC, 5.625%, 8/15/19	50,000	54,147
Discovery Communications LLC, 3.25%, 4/1/23	30,000	27,598
DISH DBS Corp., 4.625%, 7/15/17	130,000	133,250
DISH DBS Corp., 6.75%, 6/1/21	260,000	265,525
DISH DBS Corp., 5.00%, 3/15/23	130,000	115,375
DISH DBS Corp., 5.875%, 11/15/24	80,000	72,184
Embarq Corp., 8.00%, 6/1/36	40,000	38,100
Gray Television, Inc., 7.50%, 10/1/20	75,000	79,125
iHeartCommunications, Inc., 10.00%, 1/15/18	85,000	27,625
iHeartCommunications, Inc., 9.00%, 3/1/21	135,000	92,475
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	30,000	30,548
Lamar Media Corp., 5.875%, 2/1/22	115,000	120,462
Lamar Media Corp., 5.00%, 5/1/23	140,000	142,100
McClatchy Co. (The), 9.00%, 12/15/22	35,000	30,931
NBCUniversal Media LLC, 5.15%, 4/30/20	60,000	67,578
NBCUniversal Media LLC, 4.375%, 4/1/21	50,000	55,221
NBCUniversal Media LLC, 2.875%, 1/15/23	50,000	51,000
Neptune Finco Corp., 10.125%, 1/15/23(2)	45,000	48,375
Neptune Finco Corp., 6.625%, 10/15/25(2)	50,000	52,875
Neptune Finco Corp., 10.875%, 10/15/25(2)	45,000	48,713
Nielsen Finance LLC / Nielsen Finance Co., 4.50%, 10/1/20	108,000	111,442
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(2)	75,000	76,219
Numericable-SFR SA, 6.00%, 5/15/22(2)	390,000	388,050
Omnicom Group, Inc., 3.625%, 5/1/22	10,000	10,209
Regal Entertainment Group, 5.75%, 3/15/22	100,000	101,500
RR Donnelley & Sons Co., 7.25%, 5/15/18	27,000	28,283
RR Donnelley & Sons Co., 6.00%, 4/1/24	130,000	98,150
Sinclair Television Group, Inc., 5.375%, 4/1/21	100,000	101,750
Sinclair Television Group, Inc., 5.625%, 8/1/24(2)	80,000	80,200
Sirius XM Radio, Inc., 5.75%, 8/1/21(2)	125,000	130,156
Sirius XM Radio, Inc., 6.00%, 7/15/24(2)	90,000	94,725
Sirius XM Radio, Inc., 5.375%, 4/15/25(2)	55,000	55,000
TEGNA, Inc., 5.50%, 9/15/24(2)	130,000	133,737

Time Warner Cable, Inc., 6.75%, 7/1/18		35,000	38,160
Time Warner Cable, Inc., 5.50%, 9/1/41		30,000	26,795
Time Warner Cable, Inc., 4.50%, 9/15/42		30,000	24,603
Time Warner, Inc., 3.60%, 7/15/25		30,000	29,592
Time Warner, Inc., 7.70%, 5/1/32		105,000	126,318
Time Warner, Inc., 5.35%, 12/15/43		30,000	28,642
Unitymedia GmbH, 6.125%, 1/15/25(2)		90,000	93,038
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 5.00%, 1/15/25(2)		35,000	35,240
Univision Communications, Inc., 8.50%, 5/15/21(2)		110,000	110,962
Univision Communications, Inc., 5.125%, 2/15/25(2)		170,000	166,812
UPCB Finance IV Ltd., 5.375%, 1/15/25(2)		125,000	124,375
Viacom, Inc., 4.50%, 3/1/21		30,000	31,023
Viacom, Inc., 3.125%, 6/15/22		10,000	9,124
Videotron Ltd., 5.00%, 7/15/22		175,000	179,594
Virgin Media Secured Finance plc, 5.25%, 1/15/26(2)		150,000	150,000
Walt Disney Co. (The), MTN, 2.35%, 12/1/22		60,000	61,002
Walt Disney Co. (The), MTN, 4.125%, 6/1/44		30,000	31,027
Wind Acquisition Finance SA, 4.75%, 7/15/20(2)		155,000	150,350
Wind Acquisition Finance SA, 7.375%, 4/23/21(2)		165,000	152,625
WMG Acquisition Corp., 5.625%, 4/15/22(2)		160,000	159,200
Ziggo Bond Finance BV, 5.875%, 1/15/25(2)		85,000	82,769
			7,884,298
Metals and Mining — 0.2%
AK Steel Corp., 7.625%, 5/15/20		80,000	48,800
Alcoa, Inc., 5.40%, 4/15/21		110,000	108,927
Alcoa, Inc., 5.125%, 10/1/24		185,000	168,119
Alcoa, Inc., 5.95%, 2/1/37		60,000	47,100
Aleris International, Inc., 7.625%, 2/15/18		41,000	36,285
Allegheny Technologies, Inc., 5.95%, 1/15/21		65,000	47,613
ArcelorMittal, 5.50%, 2/25/17		230,000	232,875
ArcelorMittal, 6.125%, 6/1/18		200,000	199,000
ArcelorMittal, 6.50%, 3/1/21		75,000	67,883
ArcelorMittal, 6.125%, 6/1/25		25,000	20,375
ArcelorMittal, 7.75%, 3/1/41		140,000	112,000
Barrick North America Finance LLC, 4.40%, 5/30/21		20,000	19,636
Barrick North America Finance LLC, 5.75%, 5/1/43		30,000	24,791
Cliffs Natural Resources, Inc., 8.25%, 3/31/20(2)		100,000	76,250
First Quantum Minerals Ltd., 6.75%, 2/15/20(2)		45,000	23,625
First Quantum Minerals Ltd., 7.00%, 2/15/21(2)		50,000	26,000
First Quantum Minerals Ltd., 7.25%, 5/15/22(2)		160,000	80,000
FMG Resources August 2006 Pty Ltd., 9.75%, 3/1/22(2)		115,000	108,675
Freeport-McMoRan, Inc., 3.55%, 3/1/22		70,000	46,900
Freeport-McMoRan, Inc., 3.875%, 3/15/23		4,000	2,650
Glencore Finance Canada Ltd., 4.95%, 11/15/21(2)		50,000	41,800
Glencore Finance Europe SA, MTN, 1.625%, 1/18/22	EUR	100,000	85,258
HudBay Minerals, Inc., 9.50%, 10/1/20		$70,000	40,275
Lundin Mining Corp., 7.875%, 11/1/22(2)		70,000	57,750
New Gold, Inc., 6.25%, 11/15/22(2)		35,000	25,113
Newmont Mining Corp., 6.25%, 10/1/39		30,000	26,753
Southern Copper Corp., 5.25%, 11/8/42		20,000	15,041
Steel Dynamics, Inc., 5.25%, 4/15/23		115,000	108,387
Teck Resources Ltd., 3.15%, 1/15/17		27,000	26,190
Teck Resources Ltd., 2.50%, 2/1/18		110,000	94,806

Teck Resources Ltd., 4.75%, 1/15/22		165,000	103,125
Teck Resources Ltd., 6.25%, 7/15/41		40,000	21,400
United States Steel Corp., 7.375%, 4/1/20		40,000	25,400
Vale Overseas Ltd., 5.625%, 9/15/19		30,000	27,066
			2,195,868
Multi-Utilities — 0.3%
Berkshire Hathaway Energy Co., 3.50%, 2/1/25		50,000	51,576
Calpine Corp., 5.375%, 1/15/23		200,000	187,500
Calpine Corp., 5.75%, 1/15/25		250,000	225,937
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42		10,000	9,205
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43		40,000	39,113
Constellation Energy Group, Inc., 5.15%, 12/1/20		70,000	77,222
Consumers Energy Co., 2.85%, 5/15/22		20,000	20,449
Consumers Energy Co., 3.375%, 8/15/23		70,000	73,637
Dominion Resources, Inc., 6.40%, 6/15/18		120,000	131,140
Dominion Resources, Inc., 2.75%, 9/15/22		10,000	9,787
Dominion Resources, Inc., 3.625%, 12/1/24		50,000	50,122
Dominion Resources, Inc., 4.90%, 8/1/41		30,000	29,213
Duke Energy Florida LLC, 6.35%, 9/15/37		51,000	66,973
Duke Energy Florida LLC, 3.85%, 11/15/42		40,000	38,958
Duke Energy Progress, LLC, 4.15%, 12/1/44		40,000	40,938
Dynegy, Inc., 6.75%, 11/1/19		75,000	70,313
Dynegy, Inc., 7.375%, 11/1/22		280,000	235,200
Dynegy, Inc., 7.625%, 11/1/24		60,000	49,950
Edison International, 3.75%, 9/15/17		40,000	41,222
Engie SA, VRN, 4.75%, 7/10/21	EUR	100,000	114,658
Exelon Generation Co. LLC, 4.25%, 6/15/22		$40,000	40,652
Exelon Generation Co. LLC, 5.60%, 6/15/42		30,000	27,255
FirstEnergy Corp., 4.25%, 3/15/23		70,000	73,181
GenOn Energy, Inc., 9.50%, 10/15/18		165,000	108,075
GenOn Energy, Inc., 9.875%, 10/15/20		80,000	48,800
Georgia Power Co., 4.30%, 3/15/42		30,000	29,696
Nisource Finance Corp., 5.65%, 2/1/45		40,000	46,445
NRG Energy, Inc., 7.625%, 1/15/18		150,000	156,187
NRG Energy, Inc., 6.25%, 7/15/22		50,000	42,500
NRG Energy, Inc., 6.25%, 5/1/24		155,000	129,425
Potomac Electric Power Co., 3.60%, 3/15/24		40,000	42,425
Progress Energy, Inc., 3.15%, 4/1/22		40,000	40,187
RWE AG, 3.50%, 4/21/25	EUR	90,000	69,391
Sempra Energy, 6.50%, 6/1/16		$40,000	40,472
Sempra Energy, 2.875%, 10/1/22		70,000	67,863
Southern Power Co., 5.15%, 9/15/41		20,000	18,642
SSE plc, VRN, 2.375%, 4/1/21	EUR	100,000	97,539
Talen Energy Supply LLC, 4.625%, 7/15/19(2)		$130,000	105,300
Talen Energy Supply LLC, 6.50%, 6/1/25		95,000	66,025
Virginia Electric and Power Co., 4.45%, 2/15/44		20,000	21,310
Xcel Energy, Inc., 4.80%, 9/15/41		20,000	21,167
			2,855,650
Multiline Retail†
Bon-Ton Department Stores, Inc. (The), 8.00%, 6/15/21		70,000	25,900
J.C. Penney Corp., Inc., 5.65%, 6/1/20		70,000	64,400
Macy's Retail Holdings, Inc., 2.875%, 2/15/23		80,000	72,378
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21(2)		180,000	127,782

Target Corp., 4.00%, 7/1/42	100,000	102,075
		392,535
Oil, Gas and Consumable Fuels — 0.5%
AmeriGas Finance LLC / AmeriGas Finance Corp., 6.75%, 5/20/20	160,000	163,200
Anadarko Petroleum Corp., 5.95%, 9/15/16	14,000	14,082
Anadarko Petroleum Corp., 6.45%, 9/15/36	40,000	33,298
Antero Resources Corp., 5.125%, 12/1/22	170,000	145,775
Antero Resources Corp., 5.625%, 6/1/23(2)	35,000	30,100
Apache Corp., 4.75%, 4/15/43	30,000	23,021
BreitBurn Energy Partners LP / BreitBurn Finance Corp., 7.875%, 4/15/22	35,000	3,675
California Resources Corp., 5.50%, 9/15/21	43,000	6,020
California Resources Corp., 8.00%, 12/15/22(2)	236,000	59,590
California Resources Corp., 6.00%, 11/15/24	46,000	6,095
Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.50%, 4/15/21	70,000	42,525
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20	135,000	105,300
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	70,000	50,050
Cenovus Energy, Inc., 6.75%, 11/15/39	100,000	73,172
Chaparral Energy, Inc., 7.625%, 11/15/22	35,000	2,625
Chesapeake Energy Corp., 8.00%, 12/15/22(2)	305,000	120,475
Chevron Corp., 2.43%, 6/24/20	30,000	30,006
Cimarex Energy Co., 4.375%, 6/1/24	70,000	65,447
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	50,000	51,463
Comstock Resources, Inc., 10.00%, 3/15/20(2)	65,000	23,887
Concho Resources, Inc., 6.50%, 1/15/22	30,000	28,950
Concho Resources, Inc., 5.50%, 10/1/22	195,000	181,716
Concho Resources, Inc., 5.50%, 4/1/23	195,000	183,300
ConocoPhillips Holding Co., 6.95%, 4/15/29	30,000	32,205
CONSOL Energy, Inc., 5.875%, 4/15/22	90,000	59,175
Continental Resources, Inc., 5.00%, 9/15/22	165,000	125,441
Continental Resources, Inc., 3.80%, 6/1/24	30,000	20,482
Denbury Resources, Inc., 5.50%, 5/1/22	60,000	19,200
Denbury Resources, Inc., 4.625%, 7/15/23	125,000	36,875
Devon Energy Corp., 5.00%, 6/15/45	10,000	6,638
Ecopetrol SA, 4.125%, 1/16/25	30,000	23,085
Energy XXI Gulf Coast, Inc., 7.75%, 6/15/19	100,000	3,750
EOG Resources, Inc., 5.625%, 6/1/19	120,000	126,656
EOG Resources, Inc., 4.10%, 2/1/21	40,000	40,751
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/20	250,000	72,500
EP Energy LLC / Everest Acquisition Finance, Inc., 6.375%, 6/15/23	55,000	15,125
Exxon Mobil Corp., 2.71%, 3/6/25	80,000	79,281
Exxon Mobil Corp., 3.04%, 3/1/26(3)	40,000	40,000
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 1/15/22	210,000	152,250
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 6/15/23(2)	105,000	75,862
Halcon Resources Corp., 8.625%, 2/1/20(2)	65,000	36,156
Halcon Resources Corp., 12.00%, 2/15/22(2)	33,150	15,829
Hess Corp., 6.00%, 1/15/40	30,000	22,815
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 10/1/25(2)	70,000	47,950
Laredo Petroleum, Inc., 5.625%, 1/15/22	65,000	41,925
Laredo Petroleum, Inc., 6.25%, 3/15/23	80,000	50,200
Linn Energy LLC / Linn Energy Finance Corp., 6.50%, 5/15/19	100,000	4,750
Linn Energy LLC / Linn Energy Finance Corp., 8.625%, 4/15/20	150,000	7,875
Linn Energy LLC / Linn Energy Finance Corp., 6.50%, 9/15/21	80,000	3,800
Marathon Petroleum Corp., 3.50%, 3/1/16	30,000	30,000

MEG Energy Corp., 7.00%, 3/31/24(2)		150,000	71,250
Newfield Exploration Co., 5.75%, 1/30/22		70,000	65,975
Newfield Exploration Co., 5.625%, 7/1/24		88,000	80,520
Noble Energy, Inc., 4.15%, 12/15/21		60,000	52,341
Oasis Petroleum, Inc., 6.875%, 3/15/22		125,000	73,750
Peabody Energy Corp., 6.00%, 11/15/18(4)		75,000	2,438
Peabody Energy Corp., 6.50%, 9/15/20(1)(4)		20,000	400
Peabody Energy Corp., 6.25%, 11/15/21(4)		85,000	2,656
Peabody Energy Corp., 10.00%, 3/15/22(1)(2)(4)		45,000	1,800
Penn Virginia Corp., 8.50%, 5/1/20		65,000	5,850
Petroleos Mexicanos, 6.00%, 3/5/20		80,000	82,480
Petroleos Mexicanos, 4.875%, 1/24/22		20,000	19,240
Petroleos Mexicanos, 3.50%, 1/30/23		30,000	26,040
Petroleos Mexicanos, 6.625%, 6/15/35		30,000	27,255
Petroleos Mexicanos, 5.50%, 6/27/44		60,000	46,398
Phillips 66, 4.30%, 4/1/22		70,000	71,489
Phillips 66, 4.65%, 11/15/34		50,000	45,802
QEP Resources, Inc., 5.375%, 10/1/22		175,000	121,625
QEP Resources, Inc., 5.25%, 5/1/23		100,000	70,500
Range Resources Corp., 5.75%, 6/1/21		100,000	85,000
Range Resources Corp., 5.00%, 8/15/22		155,000	130,200
Rice Energy, Inc., 6.25%, 5/1/22		50,000	40,750
Sanchez Energy Corp., 6.125%, 1/15/23		90,000	32,400
SandRidge Energy, Inc., 8.75%, 6/1/20(2)		60,000	11,663
Shell International Finance BV, 2.375%, 8/21/22		80,000	77,341
Shell International Finance BV, 3.625%, 8/21/42		30,000	25,134
Shell International Finance BV, 4.55%, 8/12/43		4,000	3,827
SM Energy Co., 6.50%, 1/1/23		70,000	28,175
SM Energy Co., 5.00%, 1/15/24		70,000	28,175
Statoil ASA, 2.45%, 1/17/23		80,000	75,262
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24		100,000	86,000
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25		135,000	114,750
Tesoro Corp., 4.25%, 10/1/17		100,000	102,000
Tesoro Corp., 5.375%, 10/1/22		20,000	18,725
Total Capital Canada Ltd., 2.75%, 7/15/23		40,000	38,290
Total Capital SA, 2.125%, 8/10/18		50,000	50,124
Total SA, MTN, VRN, 2.25%, 2/26/21	EUR	100,000	101,161
Whiting Petroleum Corp., 5.75%, 3/15/21		$220,000	103,950
WPX Energy, Inc., 5.25%, 1/15/17		125,000	123,125
WPX Energy, Inc., 8.25%, 8/1/23		65,000	40,462
			4,818,671
Paper and Forest Products†
Georgia-Pacific LLC, 2.54%, 11/15/19(2)		70,000	69,878
International Paper Co., 6.00%, 11/15/41		30,000	29,368
Sappi Papier Holding GmbH, 6.625%, 4/15/21(2)		175,000	178,063
			277,309
Personal Products†
Avon Products, Inc., 6.75%, 3/15/23		85,000	51,744
Pharmaceuticals — 0.2%
Actavis Funding SCS, 3.85%, 6/15/24		120,000	124,077
Actavis Funding SCS, 4.55%, 3/15/35		40,000	40,329
Actavis, Inc., 1.875%, 10/1/17		70,000	70,087
Actavis, Inc., 3.25%, 10/1/22		18,000	18,102

Actavis, Inc., 4.625%, 10/1/42	30,000	29,771
Capsugel SA, PIK, 7.00%, 5/15/19(2)	40,000	40,100
Endo Finance LLC / Endo Finco, Inc., 7.75%, 1/15/22(2)	60,000	62,550
Endo Finance LLC / Endo Finco, Inc., 5.875%, 1/15/23(2)	155,000	155,000
Endo Ltd. / Endo Finance LLC / Endo Finco, Inc., 6.00%, 7/15/23(2)	135,000	138,375
Endo Ltd. / Endo Finance LLC / Endo Finco, Inc., 6.00%, 2/1/25(2)	130,000	130,000
Merck & Co., Inc., 2.40%, 9/15/22	60,000	60,331
Valeant Pharmaceuticals International, Inc., 5.375%, 3/15/20(2)	100,000	88,500
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(2)	225,000	207,563
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21(2)	65,000	59,800
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/21(2)	115,000	102,925
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22(2)	210,000	186,900
Valeant Pharmaceuticals International, Inc., 5.50%, 3/1/23(2)	150,000	119,250
Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23(2)	140,000	114,800
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25(2)	235,000	190,350
		1,938,810
Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp., 5.05%, 9/1/20	60,000	64,454
Boston Properties LP, 3.65%, 2/1/26	30,000	30,443
Communications Sales & Leasing, Inc. / CSL Capital LLC, 8.25%, 10/15/23	135,000	121,163
Corrections Corp. of America, 4.125%, 4/1/20	100,000	101,250
Crown Castle International Corp., 5.25%, 1/15/23	35,000	37,188
Crown Castle International Corp., 4.45%, 2/15/26	20,000	20,367
CTR Partnership LP / CareTrust Capital Corp., 5.875%, 6/1/21	75,000	73,313
DDR Corp., 3.625%, 2/1/25	40,000	38,123
Essex Portfolio LP, 3.625%, 8/15/22	20,000	20,689
Essex Portfolio LP, 3.375%, 1/15/23	30,000	30,419
Essex Portfolio LP, 3.25%, 5/1/23	20,000	19,795
Hospitality Properties Trust, 4.65%, 3/15/24	160,000	153,716
Host Hotels & Resorts LP, 3.75%, 10/15/23	30,000	29,299
Kilroy Realty LP, 3.80%, 1/15/23	70,000	70,812
Kilroy Realty LP, 4.375%, 10/1/25	20,000	20,847
MPT Operating Partnership LP / MPT Finance Corp., 6.875%, 5/1/21	140,000	146,650
Omega Healthcare Investors, Inc., 5.875%, 3/15/24	50,000	50,662
Realty Income Corp., 4.125%, 10/15/26	30,000	30,696
RHP Hotel Properties LP / RHP Finance Corp., 5.00%, 4/15/21	75,000	75,750
Senior Housing Properties Trust, 4.75%, 5/1/24	60,000	57,982
Simon Property Group LP, 3.30%, 1/15/26	50,000	50,670
Ventas Realty LP / Ventas Capital Corp., 4.75%, 6/1/21	40,000	43,106
Welltower, Inc., 2.25%, 3/15/18	20,000	19,957
Welltower, Inc., 3.75%, 3/15/23	60,000	59,564
		1,366,915
Real Estate Management and Development†
Realogy Group LLC / Realogy Co-Issuer Corp., 4.50%, 4/15/19(2)	160,000	165,000
Road and Rail — 0.1%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	103,000	109,811
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	30,000	32,130
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	12,000	12,230
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	30,000	29,331
CSX Corp., 4.25%, 6/1/21	50,000	53,750
CSX Corp., 3.40%, 8/1/24	60,000	61,004
Norfolk Southern Corp., 5.75%, 4/1/18	20,000	21,577
Union Pacific Corp., 4.75%, 9/15/41	80,000	86,653

		406,486
Semiconductors and Semiconductor Equipment — 0.1%
Advanced Micro Devices, Inc., 7.50%, 8/15/22	35,000	22,925
Advanced Micro Devices, Inc., 7.00%, 7/1/24	75,000	47,250
Amkor Technology, Inc., 6.375%, 10/1/22	75,000	67,969
Freescale Semiconductor, Inc., 6.00%, 1/15/22(2)	100,000	106,375
Intel Corp., 3.70%, 7/29/25	30,000	32,436
KLA-Tencor Corp., 4.65%, 11/1/24	20,000	19,700
Micron Technology, Inc., 5.25%, 8/1/23(2)	100,000	85,875
Micron Technology, Inc., 5.50%, 2/1/25	135,000	114,412
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(2)	65,000	65,900
NXP BV / NXP Funding LLC, 5.75%, 2/15/21(2)	50,000	52,188
NXP BV / NXP Funding LLC, 5.75%, 3/15/23(2)	75,000	77,812
		692,842
Software — 0.1%
Activision Blizzard, Inc., 5.625%, 9/15/21(2)	130,000	137,312
Infor US, Inc., 6.50%, 5/15/22(2)	163,000	141,810
Intuit, Inc., 5.75%, 3/15/17	172,000	179,355
Microsoft Corp., 2.375%, 5/1/23	30,000	30,367
Microsoft Corp., 2.70%, 2/12/25	50,000	51,018
Microsoft Corp., 3.125%, 11/3/25	30,000	31,559
Nuance Communications, Inc., 5.375%, 8/15/20(2)	50,000	51,375
Oracle Corp., 3.625%, 7/15/23	90,000	95,332
Oracle Corp., 3.40%, 7/8/24	10,000	10,476
Oracle Corp., 2.95%, 5/15/25	40,000	40,387
		768,991
Specialty Retail — 0.2%
Asbury Automotive Group, Inc., 6.00%, 12/15/24	100,000	99,500
Ashtead Capital, Inc., 5.625%, 10/1/24(2)	70,000	69,300
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.125%, 6/1/22(2)	100,000	93,625
BMC Stock Holdings, Inc., 9.00%, 9/15/18(2)	80,000	80,800
Claire's Stores, Inc., 9.00%, 3/15/19(2)	40,000	23,100
Hertz Corp. (The), 6.75%, 4/15/19	125,000	125,014
Hertz Corp. (The), 7.375%, 1/15/21	115,000	115,000
Hertz Corp. (The), 6.25%, 10/15/22	65,000	62,156
Home Depot, Inc. (The), 3.35%, 9/15/25	30,000	31,926
Home Depot, Inc. (The), 5.95%, 4/1/41	70,000	89,515
Michaels Stores, Inc., 5.875%, 12/15/20(2)	105,000	108,412
Rent-A-Center, Inc., 6.625%, 11/15/20	70,000	58,450
Sally Holdings LLC / Sally Capital, Inc., 5.50%, 11/1/23	75,000	78,750
Serta Simmons Bedding LLC, 8.125%, 10/1/20(2)	230,000	237,475
Sonic Automotive, Inc., 7.00%, 7/15/22	80,000	83,600
Sonic Automotive, Inc., 5.00%, 5/15/23	125,000	118,750
Toys "R" Us Property Co. II LLC, 8.50%, 12/1/17	85,000	80,537
United Rentals North America, Inc., 7.625%, 4/15/22	25,000	26,500
United Rentals North America, Inc., 6.125%, 6/15/23	75,000	77,344
United Rentals North America, Inc., 4.625%, 7/15/23	205,000	205,769
United Rentals North America, Inc., 5.50%, 7/15/25	200,000	190,500
		2,056,023
Technology Hardware, Storage and Peripherals — 0.1%
Apple, Inc., 1.00%, 5/3/18	12,000	11,969
Apple, Inc., 2.85%, 5/6/21	60,000	62,390
Apple, Inc., 3.45%, 5/6/24	130,000	137,493

CommScope Technologies Finance LLC, 6.00%, 6/15/25(2)	195,000	194,025
Dell, Inc., 5.875%, 6/15/19	120,000	124,380
Hewlett Packard Enterprise Co., 3.60%, 10/15/20(2)	80,000	79,869
Hewlett Packard Enterprise Co., 4.90%, 10/15/25(2)	50,000	47,524
HP, Inc., 4.30%, 6/1/21	50,000	50,530
NCR Corp., 5.00%, 7/15/22	65,000	61,831
Seagate HDD Cayman, 4.75%, 6/1/23	60,000	48,560
		818,571
Textiles, Apparel and Luxury Goods†
L Brands, Inc., 6.625%, 4/1/21	75,000	84,281
L Brands, Inc., 5.625%, 2/15/22	140,000	150,570
Men's Wearhouse, Inc. (The), 7.00%, 7/1/22	195,000	146,250
		381,101
Tobacco†
Altria Group, Inc., 2.85%, 8/9/22	140,000	140,880
Philip Morris International, Inc., 4.125%, 5/17/21	110,000	120,365
Reynolds American, Inc., 4.45%, 6/12/25	60,000	65,287
		326,532
Wireless Telecommunication Services — 0.2%
Sprint Communications, Inc., 9.00%, 11/15/18(2)	100,000	104,310
Sprint Communications, Inc., 7.00%, 3/1/20(2)	100,000	98,750
Sprint Communications, Inc., 7.00%, 8/15/20	40,000	31,458
Sprint Communications, Inc., 6.00%, 11/15/22	220,000	156,200
Sprint Corp., 7.25%, 9/15/21	265,000	200,738
Sprint Corp., 7.875%, 9/15/23	145,000	107,736
Sprint Corp., 7.125%, 6/15/24	285,000	204,487
Sprint Corp., 7.625%, 2/15/25	70,000	50,400
T-Mobile USA, Inc., 6.625%, 11/15/20	125,000	130,625
T-Mobile USA, Inc., 6.63%, 4/28/21	120,000	126,000
T-Mobile USA, Inc., 6.125%, 1/15/22	75,000	77,625
T-Mobile USA, Inc., 6.625%, 4/1/23	245,000	257,250
T-Mobile USA, Inc., 6.375%, 3/1/25	130,000	132,113
T-Mobile USA, Inc., 6.50%, 1/15/26	50,000	50,919
Vodafone Group plc, 5.625%, 2/27/17	30,000	31,255
		1,759,866
TOTAL CORPORATE BONDS (Cost $90,327,802)		82,650,201
U.S. TREASURY SECURITIES — 5.5%
U.S. Treasury Bonds, 3.50%, 2/15/39	920,000	1,099,777
U.S. Treasury Bonds, 2.875%, 5/15/43	250,000	264,610
U.S. Treasury Bonds, 3.00%, 11/15/44	220,000	237,793
U.S. Treasury Bonds, 2.50%, 2/15/45	1,150,000	1,121,250
U.S. Treasury Bonds, 3.00%, 5/15/45	250,000	270,000
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	4,021,023	4,950,048
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	1,057,218	989,771
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	318,919	288,453
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	1,167,101	1,263,059
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	1,225,405	1,140,759
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17	3,696,828	3,721,016
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18	1,279,013	1,292,094
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/19	857,999	867,489
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/20	4,040,040	4,078,416
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	2,865,286	3,026,421
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	1,358,526	1,361,224

U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	2,365,619	2,375,368
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	1,485,830	1,477,279
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23(5)	4,471,984	4,541,975
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	760,268	781,036
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	1,992,240	1,970,774
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	1,127,051	1,134,770
U.S. Treasury Inflation Indexed Notes, 2.125%, 2/15/40	831,683	1,031,374
U.S. Treasury Inflation Indexed Notes, 2.125%, 2/15/41	561,636	700,722
U.S. Treasury Notes, 0.75%, 10/31/17	1,000,000	999,414
U.S. Treasury Notes, 0.875%, 1/31/18	302,000	302,460
U.S. Treasury Notes, 1.00%, 2/15/18	60,000	60,238
U.S. Treasury Notes, 0.75%, 4/15/18	500,000	499,326
U.S. Treasury Notes, 1.25%, 12/15/18	2,000,000	2,019,960
U.S. Treasury Notes, 1.50%, 11/30/19	600,000	609,187
U.S. Treasury Notes, 1.625%, 12/31/19	350,000	356,891
U.S. Treasury Notes, 1.375%, 2/29/20	350,000	353,274
U.S. Treasury Notes, 1.50%, 5/31/20	100,000	101,357
U.S. Treasury Notes, 1.625%, 6/30/20	450,000	458,315
U.S. Treasury Notes, 1.375%, 9/30/20	500,000	503,662
U.S. Treasury Notes, 1.375%, 10/31/20	1,200,000	1,208,555
U.S. Treasury Notes, 2.00%, 11/30/20	750,000	776,001
U.S. Treasury Notes, 1.75%, 12/31/20	100,000	102,426
U.S. Treasury Notes, 1.75%, 5/15/22	500,000	508,975
U.S. Treasury Notes, 1.875%, 5/31/22	350,000	358,859
U.S. Treasury Notes, 1.75%, 9/30/22(5)	750,000	762,275
U.S. Treasury Notes, 2.125%, 12/31/22	700,000	728,437
U.S. Treasury Notes, 1.50%, 2/28/23	700,000	699,125
TOTAL U.S. TREASURY SECURITIES (Cost $49,876,727)		51,394,215
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(6) — 1.6%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.3%
FHLMC, VRN, 1.78%, 3/15/16	50,107	51,297
FHLMC, VRN, 1.96%, 3/15/16	86,281	88,852
FHLMC, VRN, 1.97%, 3/15/16	86,987	89,035
FHLMC, VRN, 2.32%, 3/15/16	200,448	205,011
FHLMC, VRN, 2.40%, 3/15/16	95,316	100,931
FHLMC, VRN, 2.50%, 3/15/16	28,417	30,018
FHLMC, VRN, 2.55%, 3/15/16	215,447	227,214
FHLMC, VRN, 2.55%, 3/15/16	31,319	32,691
FHLMC, VRN, 2.59%, 3/15/16	66,562	70,252
FHLMC, VRN, 2.61%, 3/15/16	48,206	50,920
FHLMC, VRN, 2.77%, 3/15/16	110,299	116,373
FHLMC, VRN, 3.25%, 3/15/16	81,017	85,404
FHLMC, VRN, 3.68%, 3/15/16	66,815	70,096
FHLMC, VRN, 4.06%, 3/15/16	58,904	62,036
FHLMC, VRN, 4.22%, 3/15/16	85,939	91,003
FHLMC, VRN, 4.72%, 3/15/16	67,928	71,349
FHLMC, VRN, 5.12%, 3/15/16	5,719	6,029
FNMA, VRN, 2.04%, 3/25/16	100,035	104,541
FNMA, VRN, 2.07%, 3/25/16	253,306	263,691
FNMA, VRN, 2.07%, 3/25/16	154,468	160,300
FNMA, VRN, 2.07%, 3/25/16	243,013	252,811
FNMA, VRN, 2.07%, 3/25/16	145,932	153,210
FNMA, VRN, 2.18%, 3/25/16	39,692	41,032

FNMA, VRN, 2.48%, 3/25/16	127,647	134,771
FNMA, VRN, 2.50%, 3/25/16	49,012	51,591
FNMA, VRN, 2.57%, 3/25/16	37,174	38,922
FNMA, VRN, 2.65%, 3/25/16	34,539	36,523
FNMA, VRN, 3.36%, 3/25/16	86,842	90,871
FNMA, VRN, 3.61%, 3/25/16	51,868	54,826
FNMA, VRN, 3.95%, 3/25/16	63,679	67,243
FNMA, VRN, 4.79%, 3/25/16	96,395	101,463
		3,000,306
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 1.3%
FHLMC, 4.50%, 1/1/19	46,386	47,968
FHLMC, 7.00%, 8/1/29	1,060	1,156
FHLMC, 8.00%, 7/1/30	8,623	10,990
FHLMC, 5.50%, 12/1/33	60,296	68,583
FHLMC, 6.00%, 11/1/38	277,225	315,311
FHLMC, 6.50%, 7/1/47	5,275	5,820
FNMA, 3.00%, 3/14/16(7)	200,000	205,117
FNMA, 3.50%, 3/14/16(7)	1,860,000	1,949,113
FNMA, 4.00%, 3/14/16(7)	150,000	160,084
FNMA, 5.00%, 3/14/16(7)	115,000	127,324
FNMA, 5.50%, 3/14/16(7)	85,000	95,399
FNMA, 5.50%, 12/1/16	2,875	2,904
FNMA, 5.00%, 9/1/20	28,711	30,436
FNMA, 7.00%, 6/1/26	375	441
FNMA, 7.50%, 3/1/27	1,040	1,043
FNMA, 7.00%, 1/1/29	4,229	4,689
FNMA, 6.50%, 4/1/29	10,643	12,216
FNMA, 6.50%, 8/1/29	6,775	7,914
FNMA, 6.50%, 12/1/29	15,146	17,388
FNMA, 7.00%, 3/1/30	3,315	3,779
FNMA, 8.00%, 7/1/30	5,493	5,618
FNMA, 7.50%, 9/1/30	2,189	2,746
FNMA, 5.00%, 7/1/31	8,954	9,952
FNMA, 7.00%, 9/1/31	10,475	11,798
FNMA, 6.50%, 1/1/32	3,268	3,751
FNMA, 6.50%, 8/1/32	6,279	7,428
FNMA, 6.50%, 11/1/32	63,825	76,330
FNMA, 5.50%, 6/1/33	19,990	22,724
FNMA, 5.50%, 8/1/33	36,497	41,360
FNMA, 5.00%, 11/1/33	264,144	294,161
FNMA, 4.50%, 9/1/35	151,153	165,106
FNMA, 5.00%, 2/1/36	205,248	227,911
FNMA, 5.50%, 1/1/37	141,177	159,020
FNMA, 6.50%, 8/1/37	119,773	134,412
FNMA, 5.00%, 4/1/40	495,246	549,821
FNMA, 4.00%, 1/1/41	1,335,265	1,451,231
FNMA, 4.50%, 7/1/41	663,677	727,145
FNMA, 4.50%, 9/1/41	57,712	62,926
FNMA, 4.00%, 12/1/41	439,699	475,489
FNMA, 3.50%, 5/1/42	327,049	344,426
FNMA, 3.50%, 6/1/42	185,542	196,324
FNMA, 3.00%, 11/1/42	636,048	653,737
FNMA, 3.50%, 5/1/45	950,243	998,392

FNMA, 6.50%, 8/1/47		15,420	17,177
FNMA, 6.50%, 8/1/47		6,925	7,712
FNMA, 6.50%, 9/1/47		31,758	35,389
FNMA, 6.50%, 9/1/47		1,755	1,956
FNMA, 6.50%, 9/1/47		11,932	13,290
FNMA, 6.50%, 9/1/47		17,349	19,329
FNMA, 6.50%, 9/1/47		4,632	5,157
GNMA, 3.50%, 3/22/16(7)		275,000	290,404
GNMA, 4.00%, 3/22/16(7)		300,000	320,414
GNMA, 7.50%, 10/15/25		1,287	1,335
GNMA, 6.00%, 3/15/26		14,401	16,277
GNMA, 7.00%, 12/15/27		3,543	3,619
GNMA, 6.50%, 2/15/28		895	1,028
GNMA, 7.50%, 5/15/30		3,047	3,163
GNMA, 7.00%, 5/15/31		15,802	19,469
GNMA, 5.50%, 11/15/32		36,118	41,476
GNMA, 6.50%, 10/15/38		502,049	607,535
GNMA, 4.50%, 5/20/41		471,122	513,681
GNMA, 4.50%, 6/15/41		477,048	527,098
GNMA, 3.50%, 4/20/45		156,855	165,951
			12,300,943
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $14,748,853)			15,301,249
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.4%
Australia†
Australia Government Bond, 2.75%, 4/21/24	AUD	327,000	241,287
New South Wales Treasury Corp., 4.00%, 2/20/17	AUD	164,000	119,334
			360,621
Austria†
Austria Government Bond, 4.35%, 3/15/19(2)	EUR	85,000	105,977
Austria Government Bond, 3.90%, 7/15/20(2)	EUR	45,000	58,110
Austria Government Bond, 1.65%, 10/21/24(2)	EUR	57,000	69,499
Austria Government Bond, 4.15%, 3/15/37(2)	EUR	23,000	39,340
			272,926
Belgium — 0.1%
Belgium Government Bond, 4.25%, 9/28/22	EUR	140,000	195,643
Belgium Government Bond, 2.25%, 6/22/23	EUR	147,000	185,656
Belgium Government Bond, 5.00%, 3/28/35(2)	EUR	55,000	98,995
Belgium Government Bond, 4.25%, 3/28/41(2)	EUR	23,000	40,312
			520,606
Canada — 0.1%
Canadian Government Bond, 4.00%, 6/1/17	CAD	96,000	74,019
Canadian Government Bond, 3.25%, 6/1/21	CAD	200,000	167,103
Canadian Government Bond, 4.00%, 6/1/41	CAD	145,000	149,785
Province of British Columbia, 2.85%, 6/18/25	CAD	85,000	66,765
Province of Ontario Canada, 4.65%, 6/2/41	CAD	80,000	74,311
Province of Quebec Canada, 3.00%, 9/1/23	CAD	50,000	39,538
Province of Quebec Canada, 5.00%, 12/1/41	CAD	17,000	16,514
			588,035
Colombia†
Colombia Government International Bond, 4.375%, 7/12/21		$100,000	101,400
Czech†
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	1,000,000	52,466
Denmark†

Denmark Government Bond, 4.00%, 11/15/19	DKK	13,000	2,198
Denmark Government Bond, 7.00%, 11/10/24	DKK	147,000	34,057
Denmark Government Bond, 4.50%, 11/15/39	DKK	62,000	15,828
			52,083
Finland†
Finland Government Bond, 1.625%, 9/15/22(2)	EUR	50,000	60,437
France — 0.1%
France Government Bond OAT, 3.25%, 10/25/21	EUR	285,000	369,770
France Government Bond OAT, 5.50%, 4/25/29	EUR	90,000	155,392
France Government Bond OAT, 3.25%, 5/25/45	EUR	140,000	216,139
			741,301
Germany — 0.1%
Bundesrepublik Deutschland, 1.75%, 2/15/24	EUR	93,000	116,659
Bundesrepublik Deutschland, 0.50%, 2/15/25	EUR	350,000	398,282
			514,941
Ireland†
Ireland Government Bond, 5.90%, 10/18/19	EUR	40,000	52,949
Ireland Government Bond, 3.40%, 3/18/24	EUR	46,000	60,949
			113,898
Italy — 0.1%
Italy Buoni Poliennali Del Tesoro, 3.50%, 11/1/17	EUR	73,000	84,093
Italy Buoni Poliennali Del Tesoro, 1.50%, 8/1/19	EUR	505,000	574,706
Italy Government International Bond, 6.875%, 9/27/23		$60,000	75,558
			734,357
Japan — 0.5%
Japan Government Five Year Bond, 0.30%, 9/20/18	JPY	55,000,000	494,827
Japan Government Ten Year Bond, 1.00%, 12/20/21	JPY	190,600,000	1,811,161
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	86,500,000	1,032,135
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	25,600,000	290,443
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	64,000,000	697,711
			4,326,277
Malaysia†
Malaysia Government Bond, 3.96%, 9/15/25	MYR	300,000	71,316
Mexico — 0.1%
Mexican Bonos, 6.50%, 6/9/22	MXN	1,700,000	97,385
Mexico Government International Bond, MTN, 5.95%, 3/19/19		$200,000	222,950
Mexico Government International Bond, 5.125%, 1/15/20		$70,000	76,895
Mexico Government International Bond, 6.05%, 1/11/40		$80,000	89,300
Mexico Government International Bond, MTN, 4.75%, 3/8/44		$60,000	56,550
			543,080
Netherlands†
Netherlands Government Bond, 3.50%, 7/15/20(2)	EUR	223,000	284,403
Netherlands Government Bond, 2.75%, 1/15/47(2)	EUR	11,000	17,607
			302,010
New Zealand†
New Zealand Government Bond, 5.00%, 3/15/19	NZD	57,000	40,526
Norway†
Norway Government Bond, 3.75%, 5/25/21(2)	NOK	502,000	66,409
Peru†
Peruvian Government International Bond, 6.55%, 3/14/37		$40,000	48,500
Peruvian Government International Bond, 5.625%, 11/18/50		$60,000	64,350
			112,850

Poland†
Poland Government Bond, 4.00%, 10/25/23	PLN	200,000	54,719
Poland Government International Bond, 5.125%, 4/21/21		$70,000	78,760
			133,479
Portugal — 0.1%
Portugal Obrigacoes do Tesouro OT, 2.875%, 10/15/25(2)	EUR	685,000	748,437
Singapore†
Singapore Government Bond, 3.125%, 9/1/22	SGD	50,000	37,929
South Africa†
South Africa Government Bond, 7.75%, 2/28/23	ZAR	1,500,000	87,155
South Korea†
Korea Development Bank (The), 3.25%, 3/9/16		$80,000	80,025
Spain — 0.1%
Spain Government Bond, 4.30%, 10/31/19(2)	EUR	115,000	143,165
Spain Government Bond, 4.40%, 10/31/23(2)	EUR	275,000	368,973
Spain Government Bond, 4.20%, 1/31/37(2)	EUR	200,000	280,940
Spain Government Bond, 5.15%, 10/31/44(2)	EUR	37,000	60,328
			853,406
Sweden†
Sweden Government Bond, 3.50%, 6/1/22	SEK	875,000	123,621
Switzerland†
Switzerland Government Bond, 2.00%, 4/28/21	CHF	302,000	349,538
Thailand†
Thailand Government Bond, 3.85%, 12/12/25	THB	2,200,000	71,420
Turkey†
Turkey Government Bond, 8.00%, 3/12/25	TRY	200,000	58,030
United Kingdom — 0.1%
United Kingdom Gilt, 5.00%, 3/7/25	GBP	50,000	92,148
United Kingdom Gilt, 4.25%, 3/7/36	GBP	48,000	90,243
United Kingdom Gilt, 4.50%, 12/7/42	GBP	275,000	555,896
United Kingdom Gilt, 4.25%, 12/7/55	GBP	10,000	21,769
			760,056
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45		$30,000	24,600
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $12,484,081)			12,903,235
COLLATERALIZED MORTGAGE OBLIGATIONS(6) — 0.6%
Private Sponsor Collateralized Mortgage Obligations — 0.6%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33		21,462	22,363
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.84%, 3/1/16		37,227	36,813
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37		185,718	146,432
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2A1, VRN, 2.77%, 3/1/16		90,226	89,124
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19		24,800	24,558
Banc of America Mortgage Securities, Inc., Series 2004-E, Class 2A6 SEQ, VRN, 2.89%, 3/1/16		170,727	168,423
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35		54,433	56,296
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 2.84%, 3/1/16		49,068	46,988
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.36%, 3/1/16		72,653	68,289
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.18%, 3/1/16		138,029	135,504
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 2.78%, 3/1/16		58,177	57,210
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-3, Class 1A1, VRN, 5.50%, 3/1/16		112,028	110,741
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.37%, 3/1/16		129,525	126,945
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 2.59%, 3/1/16		44,760	42,816
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.31%, 3/1/16		91,000	88,026

GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 2.70%, 3/1/16	124,308	123,428
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.74%, 3/1/16	116,161	114,602
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.84%, 3/1/16	184,205	186,819
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 2.80%, 3/1/16	66,778	66,725
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 3.04%, 3/1/16	50,287	49,458
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.68%, 3/1/16	41,981	41,541
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.82%, 3/1/16	112,299	112,275
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/1/16(2)	133,051	134,336
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.78%, 3/1/16	188,844	192,176
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	44,215	44,190
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.35%, 3/25/16	128,292	126,243
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.64%, 3/1/16	77,083	75,257
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.64%, 3/1/16	30,833	30,767
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.40%, 3/1/16	34,044	33,839
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 3/1/16	40,041	39,973
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, 4.00%, 12/25/43(2)	110,048	113,933
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 2.55%, 3/1/16	131,295	131,162
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.54%, 3/1/16	77,816	77,249
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-3, Class 4A1, VRN, 5.66%, 3/1/16	90,012	91,404
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.18%, 3/25/16	97,919	90,398
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	71,966	73,920
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 2.59%, 3/1/16	222,992	217,831
WaMu Mortgage Pass-Through Certificates, Series 2005-AR4, Class A5, VRN, 2.47%, 3/1/16	79,167	76,666
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 2.49%, 3/1/16	80,370	78,861
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 2.75%, 3/1/16	109,686	111,601
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.85%, 3/1/16	139,713	138,914
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	79,540	78,777
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-3, Class A12, 5.50%, 5/25/35	62,942	63,878
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	128,047	133,989
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.77%, 3/1/16	251,261	254,954
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.78%, 3/1/16	110,636	111,987
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 2.81%, 3/1/16	36,362	36,695
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 2.74%, 3/1/16	45,775	45,058
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.80%, 3/1/16	74,074	74,213
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.83%, 3/1/16	66,855	67,156
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 2.85%, 3/1/16	73,473	73,365
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 2.75%, 3/1/16	181,729	180,962
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	106,202	107,768
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 2.77%, 3/1/16	104,372	101,465
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 2.73%, 3/1/16	107,234	100,965
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 1A7 SEQ, VRN, 5.84%, 3/1/16	84,543	81,501
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR3, Class A1, VRN, 2.93%, 3/1/16	41,064	40,178
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	53,738	55,050
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	40,720	41,919
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	70,176	69,670
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	31,141	32,314
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.26%, 3/1/16	91,899	90,400
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR7, Class A1, VRN, 2.77%, 3/1/16	66,981	61,649
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	60,835	64,046
		5,762,055
U.S. Government Agency Collateralized Mortgage Obligations†
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	223,823	243,211

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,078,327)		6,005,266
COMMERCIAL MORTGAGE-BACKED SECURITIES(6) — 0.5%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(2)	75,000	76,346
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 1.23%, 3/15/16(2)	275,000	274,439
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(2)	225,000	225,818
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(2)	275,000	280,802
BBCMS Trust, Series 2013-TYSN, Class C, 3.82%, 9/5/32(2)	100,000	100,710
BLCP Hotel Trust, Series 2014-CLRN, Class A, VRN, 1.38%, 3/15/16(2)	408,095	396,748
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 1.23%, 3/15/16(2)	125,000	121,338
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	250,000	272,555
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 3/1/16	225,000	237,838
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, 4.19%, 9/10/47	200,000	210,192
Commercial Mortgage Pass-Through Certificates, Series 2015-3BP, Class B, VRN, 3.24%, 3/1/16(2)	125,000	124,161
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, 3.60%, 3/1/16	275,000	279,797
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, 4.65%, 2/10/49	75,000	76,145
Core Industrial Trust, Series 2015-TEXW, Class C, 3.73%, 2/10/34(2)	75,000	73,875
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(2)	450,000	455,058
GS Mortgage Securities Corp. II, Series 2015-GC28, Class AS, 3.76%, 2/10/48	75,000	75,637
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 3/10/16(2)	425,000	435,453
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 3/1/16	100,000	101,035
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46	125,000	137,047
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 1.33%, 3/15/16(2)	400,000	394,617
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 3/1/16(2)	225,000	222,257
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $4,557,556)		4,571,868
ASSET-BACKED SECURITIES(6) — 0.4%
American Airlines Pass-Through Trust, 7.00%, 7/31/19(2)	47,604	49,567
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A SEQ, 2.80%, 5/20/18(2)	225,000	226,478
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(2)	75,000	73,466
Barclays Dryrock Issuance Trust, Series 2014-1, Class A, VRN, 0.79%, 3/15/16	225,000	224,990
BMW Floorplan Master Owner Trust, Series 2015-1A, Class A, VRN, 0.93%, 3/15/16(2)	225,000	225,079
Chase Issuance Trust, Series 2007-B1, Class B1, VRN, 0.68%, 3/15/16	100,000	99,528
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.85%, 3/7/16(2)	231,365	230,693
Dell Equipment Finance Trust, Series 2015-2, Class A2B, VRN, 1.33%, 3/22/16(2)	125,000	125,007
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(2)	65,174	64,967
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(2)	300,000	299,366
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(2)	225,000	224,837
Harley-Davidson Motorcycle Trust, Series 2014-1, Class A2B, VRN, 0.60%, 3/15/16	30,131	30,120
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 0.83%, 3/10/16(2)	224,914	224,355
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(2)	56,764	56,555
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	285,038	282,105
Invitation Homes Trust, Series 2014-SFR1, Class A, VRN, 1.43%, 3/17/16(2)	125,000	121,696
Invitation Homes Trust, Series 2015-SFR1, Class A, VRN, 1.88%, 3/17/16(2)	147,150	143,573
John Deere Owner Trust, Series 2014-A, Class A3 SEQ, 0.92%, 4/16/18	153,508	153,346
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/22/31(2)	158,555	156,049
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(2)	152,995	152,965
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A SEQ, 1.59%, 11/20/29(2)	75,134	74,282
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A SEQ, 2.28%, 11/20/25(2)	47,529	47,548
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(2)	226,450	225,312
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(2)	130,127	128,565

Toyota Auto Receivables Owner Trust, Series 2015-C, Class A2B, VRN, 0.76%, 3/15/16	150,000	150,090
UAL Pass-Through Trust, Series 2007-1, Class A, 6.64%, 1/2/24	77,013	80,960
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	54,277	54,616
Volvo Financial Equipment LLC, Series 2015-1A, Class A2, 0.95%, 11/15/17(2)	165,433	165,270
TOTAL ASSET-BACKED SECURITIES (Cost $4,107,723)		4,091,385
EXCHANGE-TRADED FUNDS — 0.4%
iShares MSCI EAFE Value ETF	6,600	276,144
iShares MSCI Japan ETF	24,996	272,207
iShares MSCI Malaysia ETF	53,028	415,209
iShares Russell 1000 Growth ETF	11,257	1,056,244
iShares Russell Mid-Cap Value ETF	20,505	1,340,412
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,422,875)		3,360,216
MUNICIPAL SECURITIES — 0.2%
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S-1, (Building Bonds), 6.92%, 4/1/40	100,000	136,807
California GO, (Building Bonds), 6.65%, 3/1/22	20,000	24,542
California GO, (Building Bonds), 7.55%, 4/1/39	20,000	29,880
California GO, (Building Bonds), 7.30%, 10/1/39	45,000	64,199
California GO, (Building Bonds), 7.60%, 11/1/40	40,000	61,013
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	45,000	42,053
Kansas State Department of Transportation Highway Rev., Series 2010 A, (Building Bonds), 4.60%, 9/1/35	50,000	56,894
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36	50,000	67,781
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	35,000	44,330
Metropolitan Transportation Authority Rev., Series 2010 C-1, (Building Bonds), 6.69%, 11/15/40	15,000	20,360
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	10,000	13,730
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	70,000	103,517
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	30,000	43,013
New York GO, Series 2010 F-1, (Building Bonds), 6.27%, 12/1/37	5,000	6,679
Ohio Water Development Authority Pollution Control Rev., Series 2010 B-2, (Building Bonds), 4.88%, 12/1/34	80,000	93,748
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	50,000	65,883
Port Authority of New York & New Jersey Rev., (Consolidated Bonds), 4.46%, 10/1/62	10,000	10,069
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	90,000	110,185
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	140,000	177,675
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	45,000	53,846
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	10,000	12,667
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 FG, (Building Bonds), 6.95%, 11/1/50	5,000	7,179
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	55,000	68,946
Utah Housing Corp. Multifamily Housing Rev., Series 2004 B, (Tanglewood),VRDN, 0.45%, 3/2/16 (LOC: Citibank N.V.)	275,000	275,000
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40	20,000	24,597
TOTAL MUNICIPAL SECURITIES (Cost $1,341,983)		1,614,593
U.S. GOVERNMENT AGENCY SECURITIES (6) — 0.1%
FNMA, 2.625%, 9/6/24	130,000	137,360
FNMA, 6.625%, 11/15/30	800,000	1,194,325
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $1,191,897)		1,331,685
COMMERCIAL PAPER(8) — 0.1%
Concord Minutemen Capital Co. LLC, 0.48%, 3/7/16(2)	250,000	249,980
Concord Minutemen Capital Co. LLC, 0.48%, 4/4/16(2)	250,000	249,890
Thunder Bay Funding LLC, 0.85%, 6/10/16(2)	250,000	249,549

Toronto Dominion Holding, 0.38%, 3/18/16(2)	250,000	249,954
TOTAL COMMERCIAL PAPER (Cost $999,244)		999,373
TEMPORARY CASH INVESTMENTS — 1.3%
Federal Home Loan Bank Discount Notes, 0.46%, 9/2/16(8)	175,000	175,025
SSgA U.S. Government Money Market Fund, Class N	3,725,619	3,725,619
State Street Institutional Liquid Reserves Fund, Premier Class	8,051,802	8,051,802
TOTAL TEMPORARY CASH INVESTMENTS (Cost $11,952,421)		11,952,446
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $882,453,866)		935,523,272
OTHER ASSETS AND LIABILITIES†		(177,704)
TOTAL NET ASSETS — 100.0%		$935,345,568

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	136,852	USD	97,906	Barclays Bank plc	3/16/16	(290)
AUD	54,688	USD	39,067	Barclays Bank plc	3/16/16	(58)
AUD	168,012	USD	117,801	JPMorgan Chase Bank N.A.	3/16/16	2,041
USD	95,979	AUD	139,064	Barclays Bank plc	3/16/16	(3,214)
USD	86,700	AUD	122,364	Barclays Bank plc	3/16/16	(582)
USD	395,224	AUD	552,097	JPMorgan Chase Bank N.A.	3/16/16	1,417
USD	123,308	AUD	175,136	Westpac Group	3/16/16	(1,615)
USD	46,100	AUD	65,476	Westpac Group	3/16/16	(603)
BRL	308,094	USD	74,644	UBS AG	3/16/16	1,795
BRL	151,234	USD	38,190	UBS AG	3/16/16	(669)
CAD	143,057	USD	104,452	Barclays Bank plc	3/16/16	1,281
CAD	221,547	USD	159,718	Barclays Bank plc	3/16/16	4,028
CAD	178,640	USD	131,452	Barclays Bank plc	3/16/16	581
CAD	103,139	USD	71,633	JPMorgan Chase Bank N.A.	3/16/16	4,597
CAD	171,085	USD	120,980	JPMorgan Chase Bank N.A.	3/16/16	5,469
CAD	3,497	USD	2,549	JPMorgan Chase Bank N.A.	3/31/16	35
CAD	44,931	USD	32,753	JPMorgan Chase Bank N.A.	3/31/16	456
CAD	34,228	USD	25,148	JPMorgan Chase Bank N.A.	3/31/16	150
CAD	43,209	USD	31,978	JPMorgan Chase Bank N.A.	3/31/16	(42)
CAD	30,394	USD	22,494	JPMorgan Chase Bank N.A.	3/31/16	(29)
CAD	71,950	USD	53,141	JPMorgan Chase Bank N.A.	3/31/16	39
USD	149,912	CAD	209,563	Barclays Bank plc	3/16/16	(4,976)
USD	96,604	CAD	135,790	Barclays Bank plc	3/16/16	(3,758)
USD	695,722	CAD	947,177	UBS AG	3/16/16	(4,337)
USD	104,774	CAD	146,478	Westpac Group	3/16/16	(3,488)
USD	810,039	CAD	1,114,887	JPMorgan Chase Bank N.A.	3/31/16	(13,989)
USD	83,521	CAD	114,953	JPMorgan Chase Bank N.A.	3/31/16	(1,442)
USD	1,296,363	CAD	1,784,234	JPMorgan Chase Bank N.A.	3/31/16	(22,388)
USD	1,153,073	CAD	1,587,017	JPMorgan Chase Bank N.A.	3/31/16	(19,914)
USD	1,952	CAD	2,643	JPMorgan Chase Bank N.A.	3/31/16	(1)
CHF	84,266	USD	85,342	Barclays Bank plc	3/16/16	(895)
CHF	104,539	USD	106,070	Barclays Bank plc	3/16/16	(1,307)
CHF	98,667	USD	101,703	Barclays Bank plc	3/16/16	(2,824)
USD	102,350	CHF	102,862	Barclays Bank plc	3/16/16	(732)
USD	100,804	CHF	100,380	JPMorgan Chase Bank N.A.	3/16/16	208
USD	445,827	CHF	437,931	UBS AG	3/16/16	6,957

CLP	94,340,016	USD	132,686	UBS AG	3/16/16	2,500
CLP	68,540,008	USD	96,774	UBS AG	3/16/16	1,442
USD	131,668	CLP	94,340,015	UBS AG	3/16/16	(3,518)
USD	95,493	CLP	68,540,007	UBS AG	3/16/16	(2,723)
COP	392,339,329	USD	114,988	UBS AG	3/16/16	4,035
USD	73,623	COP	249,582,614	UBS AG	3/16/16	(2,092)
USD	41,596	COP	142,756,717	UBS AG	3/16/16	(1,712)
USD	54,296	CZK	1,325,007	Barclays Bank plc	3/16/16	1,029
USD	51,370	DKK	347,481	State Street Bank & Trust Co.	3/16/16	670
EUR	88,033	USD	96,176	Barclays Bank plc	3/16/16	(372)
EUR	193,396	USD	216,783	Barclays Bank plc	3/16/16	(6,315)
EUR	141,627	USD	158,579	Barclays Bank plc	3/16/16	(4,450)
EUR	60,921	USD	68,855	Barclays Bank plc	3/16/16	(2,557)
EUR	11,285	USD	12,526	Barclays Bank plc	3/16/16	(244)
EUR	156,500	USD	171,521	Deutsche Bank	3/16/16	(1,206)
EUR	171,235	USD	188,640	Deutsche Bank	3/16/16	(2,289)
EUR	28,849	USD	31,275	HSBC Holdings plc	3/16/16	120
EUR	14,000	USD	15,343	HSBC Holdings plc	3/16/16	(107)
EUR	46,152	USD	52,277	HSBC Holdings plc	3/16/16	(2,051)
EUR	18,787	USD	20,921	HSBC Holdings plc	3/16/16	(476)
EUR	17,173	USD	18,812	JPMorgan Chase Bank N.A.	3/16/16	(124)
EUR	120,739	USD	132,265	JPMorgan Chase Bank N.A.	3/16/16	(868)
EUR	161,745	USD	177,839	JPMorgan Chase Bank N.A.	3/16/16	(1,816)
EUR	97,657	USD	106,321	JPMorgan Chase Bank N.A.	3/16/16	(43)
EUR	30,719	USD	33,531	JPMorgan Chase Bank N.A.	3/16/16	(100)
EUR	101,847	USD	110,287	JPMorgan Chase Bank N.A.	3/16/16	551
EUR	28,441	USD	31,937	JPMorgan Chase Bank N.A.	3/16/16	(986)
EUR	3,700	USD	3,981	UBS AG	3/16/16	45
EUR	33,860	USD	38,094	Westpac Group	3/16/16	(1,245)
EUR	65,135	USD	71,876	UBS AG	3/31/16	(958)
EUR	428	USD	473	UBS AG	3/31/16	(6)
EUR	11,900	USD	13,136	UBS AG	3/31/16	(180)
EUR	456	USD	499	UBS AG	3/31/16	(2)
EUR	1,202	USD	1,309	UBS AG	3/31/16	—
USD	119,338	EUR	110,067	Barclays Bank plc	3/16/16	(445)
USD	128,478	EUR	118,720	Barclays Bank plc	3/16/16	(722)
USD	192,568	EUR	176,235	Barclays Bank plc	3/16/16	775
USD	37,496	EUR	33,677	Barclays Bank plc	3/16/16	846
USD	78,263	EUR	70,983	Deutsche Bank	3/16/16	1,014
USD	73,181	EUR	67,010	Deutsche Bank	3/16/16	256
USD	1,285,973	EUR	1,163,886	State Street Bank & Trust Co.	3/16/16	19,345
USD	7,962,898	EUR	7,230,538	State Street Bank & Trust Co.	3/16/16	94,087
USD	77,145	EUR	70,800	UBS AG	3/16/16	95
USD	632,134	EUR	571,579	UBS AG	3/16/16	10,099
USD	58,725	EUR	51,751	UBS AG	3/16/16	2,405
USD	19,038	EUR	17,271	UBS AG	3/31/16	234
USD	2,063,665	EUR	1,872,141	UBS AG	3/31/16	25,322
USD	497,149	EUR	451,010	UBS AG	3/31/16	6,100
USD	18,848	EUR	17,309	UBS AG	3/31/16	3
USD	55,575	EUR	51,036	UBS AG	3/31/16	9
GBP	13,531	USD	19,671	Barclays Bank plc	3/16/16	(837)
GBP	34,106	USD	49,801	Barclays Bank plc	3/16/16	(2,329)
GBP	104,645	USD	148,744	Deutsche Bank	3/16/16	(3,088)

GBP	150,525	USD	215,987	Deutsche Bank	3/16/16	(6,470)
GBP	26,406	USD	37,901	Deutsche Bank	3/16/16	(1,146)
GBP	27,249	USD	38,554	Deutsche Bank	3/16/16	(626)
GBP	19,900	USD	29,624	UBS AG	3/16/16	(1,925)
USD	102,413	GBP	72,275	Barclays Bank plc	3/16/16	1,813
USD	137,598	GBP	95,475	Barclays Bank plc	3/16/16	4,705
USD	42,047	GBP	29,084	JPMorgan Chase Bank N.A.	3/16/16	1,565
USD	2,032,297	GBP	1,340,882	State Street Bank & Trust Co.	3/16/16	165,915
USD	146,857	HKD	1,144,278	Barclays Bank plc	3/16/16	(273)
USD	146,709	HKD	1,147,761	Deutsche Bank	3/16/16	(869)
HUF	29,614,702	USD	102,718	Barclays Bank plc	3/16/16	1,150
IDR	1,474,444,763	USD	105,242	UBS AG	3/16/16	4,879
ILS	606,844	USD	156,532	Barclays Bank plc	3/16/16	(972)
USD	92,704	ILS	367,576	Barclays Bank plc	3/16/16	(1,522)
USD	60,940	ILS	239,268	JPMorgan Chase Bank N.A.	3/16/16	(395)
INR	10,210,335	USD	151,646	UBS AG	3/16/16	(2,456)
INR	14,965,194	USD	221,117	Westpac Group	3/16/16	(2,450)
USD	219,576	INR	14,965,194	Westpac Group	3/16/16	909
JPY	1,592,500	USD	13,183	Barclays Bank plc	3/16/16	947
JPY	10,626,234	USD	90,421	Barclays Bank plc	3/16/16	3,858
JPY	7,414,532	USD	61,309	Barclays Bank plc	3/16/16	4,475
JPY	8,319,328	USD	70,040	Deutsche Bank	3/16/16	3,771
JPY	12,179,348	USD	102,877	Deutsche Bank	3/16/16	5,182
JPY	14,929,679	USD	126,270	JPMorgan Chase Bank N.A.	3/16/16	6,190
JPY	7,595,947	USD	66,863	JPMorgan Chase Bank N.A.	3/16/16	531
JPY	7,295,879	USD	64,491	JPMorgan Chase Bank N.A.	3/16/16	240
JPY	15,038,523	USD	123,896	UBS AG	3/16/16	9,530
JPY	7,816,407	USD	65,135	Westpac Group	3/16/16	4,214
USD	160,843	JPY	19,052,650	Barclays Bank plc	3/16/16	(8,198)
USD	79,862	JPY	9,014,694	Barclays Bank plc	3/16/16	(119)
USD	4,239,899	JPY	514,507,527	JPMorgan Chase Bank N.A.	3/16/16	(324,973)
USD	33,519	JPY	3,936,993	JPMorgan Chase Bank N.A.	3/16/16	(1,412)
USD	37,262	JPY	4,504,144	JPMorgan Chase Bank N.A.	3/16/16	(2,701)
USD	124,041	JPY	14,668,404	Westpac Group	3/16/16	(6,102)
USD	195,567	JPY	21,919,097	Credit Suisse AG	3/31/16	981
KRW	72,471,465	USD	60,499	UBS AG	3/16/16	(2,045)
KRW	127,669,933	USD	105,766	UBS AG	3/16/16	(2,791)
KRW	52,827,782	USD	44,384	UBS AG	3/16/16	(1,774)
USD	56,778	KRW	68,914,382	UBS AG	3/16/16	1,194
USD	87,876	KRW	106,123,922	UBS AG	3/16/16	2,280
USD	61,194	KRW	74,411,588	UBS AG	3/16/16	1,175
USD	93,349	KRW	112,975,300	UBS AG	3/16/16	2,226
MXN	2,864,484	USD	157,948	Barclays Bank plc	3/16/16	(133)
USD	122,658	MXN	2,213,292	Barclays Bank plc	3/16/16	719
USD	59,725	MXN	1,102,019	Barclays Bank plc	3/16/16	(989)
USD	86,437	MXN	1,618,914	Barclays Bank plc	3/16/16	(2,754)
USD	108,469	MXN	1,861,711	JPMorgan Chase Bank N.A.	3/16/16	5,901
MYR	519,705	USD	120,946	UBS AG	3/16/16	2,975
MYR	475,148	USD	110,577	UBS AG	3/16/16	2,720
MYR	367,014	USD	88,416	UBS AG	3/16/16	(903)
USD	109,091	MYR	475,090	UBS AG	3/16/16	(4,192)
USD	121,284	MYR	522,372	UBS AG	3/16/16	(3,272)
USD	69,185	MYR	295,840	Westpac Group	3/16/16	(1,357)

NOK	880,380	USD	100,789	Barclays Bank plc	3/16/16	364
NOK	778,901	USD	88,432	JPMorgan Chase Bank N.A.	3/16/16	1,062
NOK	789,630	USD	90,429	UBS AG	3/16/16	297
USD	67,166	NOK	585,020	Barclays Bank plc	3/16/16	(51)
USD	101,394	NOK	880,405	Barclays Bank plc	3/16/16	238
USD	89,883	NOK	789,295	Deutsche Bank	3/16/16	(805)
NZD	180,652	USD	120,913	Barclays Bank plc	3/16/16	(1,981)
USD	40,685	NZD	61,818	Barclays Bank plc	3/16/16	(13)
USD	116,178	NZD	181,130	Westpac Group	3/16/16	(3,068)
PHP	4,505,558	USD	93,690	UBS AG	3/16/16	1,304
USD	150,060	PHP	7,207,366	UBS AG	3/16/16	(1,898)
USD	79,006	PHP	3,770,166	UBS AG	3/16/16	(483)
USD	69,464	PHP	3,343,295	UBS AG	3/16/16	(1,025)
USD	87,983	PHP	4,194,127	UBS AG	3/16/16	(445)
PLN	631,365	USD	160,347	Barclays Bank plc	3/16/16	(2,316)
PLN	294,153	USD	71,956	Barclays Bank plc	3/16/16	1,670
USD	213,063	PLN	844,071	Barclays Bank plc	3/16/16	1,792
USD	74,975	PLN	300,224	Barclays Bank plc	3/16/16	(171)
USD	87,697	PLN	349,391	Barclays Bank plc	3/16/16	245
RUB	6,113,430	USD	77,779	UBS AG	3/16/16	3,119
USD	75,113	RUB	6,113,430	UBS AG	3/16/16	(5,785)
SEK	955,839	USD	111,654	Barclays Bank plc	3/16/16	42
SEK	858,161	USD	102,504	JPMorgan Chase Bank N.A.	3/16/16	(2,222)
USD	129,215	SEK	1,085,661	Barclays Bank plc	3/16/16	2,349
USD	99,374	SEK	849,015	Deutsche Bank	3/16/16	161
USD	94,687	SEK	796,709	Deutsche Bank	3/16/16	1,587
USD	93,506	SEK	801,186	JPMorgan Chase Bank N.A.	3/16/16	(118)
SGD	126,506	USD	88,585	Barclays Bank plc	3/16/16	1,371
SGD	239,795	USD	170,000	Deutsche Bank	3/16/16	514
SGD	222,652	USD	157,919	State Street Bank & Trust Co.	3/16/16	404
SGD	125,773	USD	89,462	State Street Bank & Trust Co.	3/16/16	(28)
USD	170,145	SGD	239,973	JPMorgan Chase Bank N.A.	3/16/16	(495)
USD	154,803	SGD	222,422	State Street Bank & Trust Co.	3/16/16	(3,357)
USD	176,232	SGD	253,486	State Street Bank & Trust Co.	3/16/16	(4,017)
USD	37,634	SGD	53,069	UBS AG	3/16/16	(102)
THB	4,219,840	USD	117,397	UBS AG	3/16/16	995
THB	2,274,546	USD	64,435	UBS AG	3/16/16	(620)
USD	68,032	THB	2,464,803	UBS AG	3/16/16	(1,121)
TRY	338,225	USD	113,631	Barclays Bank plc	3/16/16	(60)
TRY	270,375	USD	87,932	Barclays Bank plc	3/16/16	2,856
TRY	171,654	USD	57,035	Barclays Bank plc	3/16/16	604
TRY	122,274	USD	41,379	Barclays Bank plc	3/16/16	(321)
TRY	252,152	USD	85,477	Barclays Bank plc	3/16/16	(807)
USD	134,227	TRY	395,169	Deutsche Bank	3/16/16	1,534
USD	59,418	TRY	177,888	JPMorgan Chase Bank N.A.	3/16/16	(315)
USD	109,575	TRY	335,174	JPMorgan Chase Bank N.A.	3/16/16	(2,972)
TWD	5,872,329	USD	178,893	UBS AG	3/16/16	(2,507)
TWD	4,922,335	USD	149,388	UBS AG	3/16/16	(1,537)
USD	177,519	TWD	5,872,329	UBS AG	3/16/16	1,133
USD	91,240	TWD	3,062,459	UBS AG	3/16/16	(747)
USD	55,395	TWD	1,859,876	UBS AG	3/16/16	(470)
USD	114,032	TWD	3,798,983	UBS AG	3/16/16	(77)
ZAR	847,323	USD	53,063	Barclays Bank plc	3/16/16	192

ZAR	1,538,093	USD	92,486	JPMorgan Chase Bank N.A.	3/16/16	4,185
USD	98,707	ZAR	1,465,750	Deutsche Bank	3/16/16	6,583
						(79,085)

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
20	U.S. Treasury 10-Year Ultra Notes	June 2016	2,822,188	15,309
37	U.S. Treasury 2-Year Notes	June 2016	8,086,234	(7,599)
2	U.S. Treasury Long Bonds	June 2016	329,063	1,433
			11,237,485	9,143
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
5	U.S. Treasury 10-Year Notes	June 2016	652,578	2,723
8	U.S. Treasury 10-Year Ultra Notes	June 2016	1,128,875	951
4	U.S. Treasury 5-Year Notes	June 2016	483,938	(753)
16	U.S. Treasury Ultra Bonds	June 2016	2,770,500	(22,036)
			5,035,891	(19,115)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS*
Reference Entity	Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Implied Credit Spread*** (%)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North America High Yield 24 Index	717,750	Sell	5.00	06/20/20	4.48	(22,416)	20,997
CDX North America High Yield 25 Index	1,260,000	Sell	5.00	12/20/20	5.22	22,104	1,555
						(312)	22,552

* Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

** The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

*** Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller’s performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CVA	-	Certificaten Van Aandelen
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GDR	-	Global Depositary Receipt
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
LOC	-	Letter of Credit
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
PIK	-	Payment in Kind
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $30,970,348, which represented 3.3% of total net assets.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)	Security is in default.

(5)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $100,696.

(6)	Final maturity date indicated, unless otherwise noted.

(7)	Forward commitment. Settlement date is indicated.

(8)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	524,390,596	214,956,944	—
Corporate Bonds	—	82,650,201	—
U.S. Treasury Securities	—	51,394,215	—
U.S. Government Agency Mortgage-Backed Securities	—	15,301,249	—
Sovereign Governments and Agencies	—	12,903,235	—
Collateralized Mortgage Obligations	—	6,005,266	—
Commercial Mortgage-Backed Securities	—	4,571,868	—
Asset-Backed Securities	—	4,091,385	—
Exchange-Traded Funds	3,360,216	—	—
Municipal Securities	—	1,614,593	—
U.S. Government Agency Securities	—	1,331,685	—
Commercial Paper	—	999,373	—
Temporary Cash Investments	11,777,421	175,025	—
	539,528,233	395,995,039	—
Other Financial Instruments
Futures Contracts	20,416	—	—
Swap Agreements	—	22,552	—
Forward Foreign Currency Exchange Contracts	—	474,682	—
	20,416	497,234	—
Liabilities
Other Financial Instruments
Futures Contracts	30,388	—	—
Forward Foreign Currency Exchange Contracts	—	553,767	—
	30,388	553,767	—

3. Federal Tax Information

As of February 29, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$895,293,368
Gross tax appreciation of investments	$97,034,862
Gross tax depreciation of investments	(56,804,958)
Net tax appreciation (depreciation) of investments	$40,229,904

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Strategic Allocation: Conservative Fund
February 29, 2016

Strategic Allocation: Conservative - Schedule of Investments
FEBRUARY 29, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 45.6%
Aerospace and Defense — 1.3%
B/E Aerospace, Inc.	1,597	69,661
BAE Systems plc	25,510	181,167
Boeing Co. (The)	10,594	1,251,999
Cubic Corp.	155	5,447
General Dynamics Corp.	3,930	535,541
Honeywell International, Inc.	13,954	1,414,238
Huntington Ingalls Industries, Inc.	3,235	423,979
Lockheed Martin Corp.	3,306	713,402
Saab AB, B Shares	2,134	68,074
Safran SA	1,028	63,745
Spirit AeroSystems Holdings, Inc., Class A(1)	9,493	436,678
Textron, Inc.	16,357	558,591
Thales SA	3,030	240,954
United Technologies Corp.	8,840	854,121
		6,817,597
Air Freight and Logistics — 0.2%
Royal Mail plc	18,560	116,541
United Parcel Service, Inc., Class B	7,377	712,249
XPO Logistics, Inc.(1)	1,605	39,740
		868,530
Airlines — 0.6%
Alaska Air Group, Inc.	5,981	441,996
Allegiant Travel Co.	83	13,602
American Airlines Group, Inc.	2,271	93,111
Delta Air Lines, Inc.	5,330	257,119
Deutsche Lufthansa AG(1)	1,511	22,672
Hawaiian Holdings, Inc.(1)	608	26,156
International Consolidated Airlines Group SA	35,101	267,291
Japan Airlines Co. Ltd.	5,000	178,586
JetBlue Airways Corp.(1)	12,185	268,070
Qantas Airways Ltd.	183,046	502,804
Ryanair Holdings plc ADR	3,844	319,705
Southwest Airlines Co.	12,929	542,372
Spirit Airlines, Inc.(1)	2,711	129,450
United Continental Holdings, Inc.(1)	4,352	249,196
		3,312,130
Auto Components — 0.4%
BorgWarner, Inc.	10,790	352,617
Continental AG	1,033	207,435
Cooper Tire & Rubber Co.	1,018	40,007
Delphi Automotive plc	7,385	492,432
Faurecia	2,561	86,159
Gentex Corp.	3,463	50,421
GKN plc	3,722	14,194
Goodyear Tire & Rubber Co. (The)	11,790	355,115
Koito Manufacturing Co. Ltd.	600	26,321
Lear Corp.	1,320	133,782

Plastic Omnium SA	1,549	49,345
Stoneridge, Inc.(1)	588	7,080
Tenneco, Inc.(1)	491	22,350
Tower International, Inc.	427	9,163
Valeo SA	2,582	357,677
		2,204,098
Automobiles — 0.4%
Fiat Chrysler Automobiles NV	4,513	30,881
Ford Motor Co.	32,050	400,946
Fuji Heavy Industries Ltd.	7,400	241,220
Harley-Davidson, Inc.	5,210	224,916
Honda Motor Co., Ltd.	5,500	141,822
Honda Motor Co., Ltd. ADR	7,742	199,047
Isuzu Motors Ltd.	13,300	132,599
Mitsubishi Motors Corp.	2,100	14,888
Peugeot SA(1)	11,510	172,879
Suzuki Motor Corp.	4,600	114,457
Tesla Motors, Inc.(1)	275	52,781
Thor Industries, Inc.	4,131	228,775
Toyota Motor Corp.	2,800	145,737
		2,100,948
Banks — 2.8%
Australia & New Zealand Banking Group Ltd.	12,455	198,284
Banca Popolare di Milano Scarl	16,500	11,230
Banco Santander SA	25,408	102,210
Bank Hapoalim BM	28,177	137,663
Bank of America Corp.	93,537	1,171,083
Bank of Hawaii Corp.	4,112	261,112
Bank of Ireland(1)	816,123	231,783
Bank of the Ozarks, Inc.	1,158	43,819
Bank of Yokohama Ltd. (The)	7,000	31,633
BankUnited, Inc.	6,823	219,155
Barclays plc	94,878	224,180
BB&T Corp.	7,685	247,150
BNP Paribas SA	3,031	139,979
BOK Financial Corp.	445	21,747
Boston Private Financial Holdings, Inc.	3,666	38,713
Capital Bank Financial Corp., Class A	1,974	58,134
Cathay General Bancorp.	888	23,701
Chiba Bank Ltd. (The)	5,000	23,358
Citigroup, Inc.	18,309	711,305
Comerica, Inc.	3,622	122,351
Commerce Bancshares, Inc.	8,844	375,693
Commonwealth Bank of Australia	229	11,418
Cullen/Frost Bankers, Inc.	355	17,015
CVB Financial Corp.	1,334	20,717
Eagle Bancorp, Inc.(1)	344	15,769
Erste Group Bank AG(1)	9,880	253,063
FCB Financial Holdings, Inc., Class A(1)	1,811	54,348
FinecoBank Banca Fineco SpA	5,447	41,429
First Financial Bankshares, Inc.	1,767	46,667
Hang Seng Bank Ltd.	9,600	162,586
Home Bancshares, Inc.	894	35,331

HSBC Holdings plc	50,053	317,850
ING Groep NV CVA	24,540	287,669
Intesa Sanpaolo SpA	185,760	466,079
JPMorgan Chase & Co.	36,764	2,069,813
KBC Groep NV	11,203	594,052
KeyCorp	16,400	173,020
LegacyTexas Financial Group, Inc.	1,988	35,287
Lloyds Banking Group plc	320,982	319,688
M&T Bank Corp.	3,346	343,132
Mitsubishi UFJ Financial Group, Inc.	24,700	105,861
National Australia Bank Ltd.	1,200	20,730
PNC Financial Services Group, Inc. (The)	10,523	855,625
Seven Bank Ltd.	29,800	126,894
Signature Bank(1)	999	129,421
Societe Generale SA	4,845	168,136
Southside Bancshares, Inc.	1,627	38,104
Sumitomo Mitsui Financial Group, Inc.	6,400	178,438
SunTrust Banks, Inc.	4,707	156,178
SVB Financial Group(1)	742	65,927
Texas Capital Bancshares, Inc.(1)	1,203	38,893
U.S. Bancorp	22,470	865,544
UMB Financial Corp.	5,041	247,564
United Overseas Bank Ltd.	1,400	17,101
Wells Fargo & Co.	34,498	1,618,646
Westamerica Bancorporation	8,525	383,540
Westpac Banking Corp.	16,918	347,351
		15,023,169
Beverages — 0.7%
Anheuser-Busch InBev SA/NV	1,968	220,485
Brown-Forman Corp., Class B	228	22,451
Coca-Cola Bottling Co. Consolidated	227	39,661
Coca-Cola Co. (The)	2,717	117,184
Constellation Brands, Inc., Class A	3,707	524,281
Dr Pepper Snapple Group, Inc.	1,468	134,366
Monster Beverage Corp.(1)	1,053	132,152
PepsiCo, Inc.	20,326	1,988,289
Pernod Ricard SA	2,490	264,841
Remy Cointreau SA	641	44,344
Suntory Beverage & Food Ltd.	6,700	283,519
Treasury Wine Estates Ltd.	13,423	92,488
		3,864,061
Biotechnology — 1.2%
AbbVie, Inc.	19,959	1,089,961
ACADIA Pharmaceuticals, Inc.(1)	469	8,095
Acceleron Pharma, Inc.(1)	207	5,245
Achillion Pharmaceuticals, Inc.(1)	590	4,360
Actelion Ltd.	1,060	146,726
Aimmune Therapeutics, Inc.(1)	470	7,520
Alder Biopharmaceuticals, Inc.(1)	382	7,254
Alexion Pharmaceuticals, Inc.(1)	1,024	144,179
Amgen, Inc.	8,635	1,228,588
Anacor Pharmaceuticals, Inc.(1)	371	23,662
Biogen, Inc.(1)	4,104	1,064,660

BioMarin Pharmaceutical, Inc.(1)	2,784	227,926
Celgene Corp.(1)	966	97,402
Celldex Therapeutics, Inc.(1)	504	3,427
Cepheid, Inc.(1)	346	10,269
Dynavax Technologies Corp.(1)	544	8,769
Eagle Pharmaceuticals, Inc.(1)	244	15,467
Exelixis, Inc.(1)	1,390	5,060
Galapagos NV(1)	763	31,517
Genmab A/S(1)	441	53,496
Gilead Sciences, Inc.	16,928	1,476,968
Halozyme Therapeutics, Inc.(1)	1,159	9,423
Heron Therapeutics, Inc.(1)	269	4,272
ImmunoGen, Inc.(1)	560	4,077
Incyte Corp.(1)	2,920	214,620
Innate Pharma SA(1)	1,084	13,818
Ionis Pharmaceuticals, Inc.(1)	92	3,179
Kite Pharma, Inc.(1)	199	8,899
Ligand Pharmaceuticals, Inc., Class B(1)	111	10,243
Momenta Pharmaceuticals, Inc.(1)	338	2,841
Neurocrine Biosciences, Inc.(1)	467	17,176
Novavax, Inc.(1)	1,923	8,384
Portola Pharmaceuticals, Inc.(1)	332	9,352
Prothena Corp. plc(1)	226	7,196
Radius Health, Inc.(1)	349	10,226
Regeneron Pharmaceuticals, Inc.(1)	457	175,497
Repligen Corp.(1)	222	5,712
Spark Therapeutics, Inc.(1)	210	6,691
TESARO, Inc.(1)	181	7,323
Ultragenyx Pharmaceutical, Inc.(1)	216	13,174
Vertex Pharmaceuticals, Inc.(1)	936	80,019
		6,272,673
Building Products — 0.2%
Apogee Enterprises, Inc.	804	32,104
Continental Building Products, Inc.(1)	1,888	31,869
CSW Industrials, Inc.(1)	1,295	39,498
Geberit AG	160	57,470
Kingspan Group plc	498	12,530
Lennox International, Inc.	1,853	239,426
Masonite International Corp.(1)	826	47,503
NCI Building Systems, Inc.(1)	1,460	15,972
Owens Corning	8,899	381,945
PGT, Inc.(1)	3,318	32,815
Trex Co., Inc.(1)	425	18,305
USG Corp.(1)	7,270	154,851
		1,064,288
Capital Markets — 0.9%
Affiliated Managers Group, Inc.(1)	2,291	317,739
Ameriprise Financial, Inc.	6,270	526,367
Ares Management LP	2,234	26,585
BlackRock, Inc.	1,030	321,319
Credit Suisse Group AG	5,174	69,316
Daiwa Securities Group, Inc.	14,000	82,341
Deutsche Bank AG	1,807	31,468

Evercore Partners, Inc., Class A	773	36,076
Federated Investors, Inc., Class B	1,372	35,905
Franklin Resources, Inc.	6,137	220,011
Goldman Sachs Group, Inc. (The)	3,160	472,515
HFF, Inc., Class A	263	6,583
Ichigo, Inc.	18,000	60,152
Invesco Ltd.	24,710	660,745
Investec plc	9,013	58,634
Julius Baer Group Ltd.	4,430	176,378
Legg Mason, Inc.	2,340	66,830
LPL Financial Holdings, Inc.	2,253	45,578
Magellan Financial Group Ltd.	3,680	57,636
Man Group plc	77,879	165,755
Moelis & Co., Class A	116	2,868
Northern Trust Corp.	17,116	1,016,348
NorthStar Asset Management Group, Inc.	139	1,519
SBI Holdings, Inc.	9,700	88,022
SEI Investments Co.	3,060	116,800
State Street Corp.	4,923	269,682
T. Rowe Price Group, Inc.	2,877	198,829
		5,132,001
Chemicals — 1.0%
Air Products & Chemicals, Inc.	4,425	586,180
Arkema SA	1,690	102,871
Ashland, Inc.	1,097	104,533
Axalta Coating Systems Ltd.(1)	6,297	163,470
BASF SE	676	44,189
Cabot Corp.	9,525	424,148
Chr Hansen Holding A/S	412	25,417
Dow Chemical Co. (The)	29,778	1,447,509
Innophos Holdings, Inc.	1,008	29,212
Innospec, Inc.	978	42,445
LyondellBasell Industries NV, Class A	11,742	941,826
Minerals Technologies, Inc.	1,424	72,368
Mitsubishi Chemical Holdings Corp.	26,700	134,055
PolyOne Corp.	796	21,420
PPG Industries, Inc.	2,781	268,450
Sherwin-Williams Co. (The)	1,397	377,889
Sumitomo Chemical Co. Ltd.	22,000	95,766
Symrise AG	5,861	376,005
Teijin Ltd.	15,000	48,161
W-Scope Corp.	700	23,199
		5,329,113
Commercial Services and Supplies — 0.6%
ABM Industries, Inc.	1,027	32,248
ADT Corp. (The)	6,200	250,294
Brink's Co. (The)	852	24,921
Clean Harbors, Inc.(1)	7,701	328,063
Deluxe Corp.	341	19,577
dorma+kaba Holding AG	86	51,427
Downer EDI Ltd.	12,340	29,348
InnerWorkings, Inc.(1)	4,496	30,932
Interface, Inc.	350	5,565

Intrum Justitia AB	1,156	35,298
KAR Auction Services, Inc.	6,603	233,812
Multi-Color Corp.	1,899	92,443
Pitney Bowes, Inc.	13,254	240,162
Republic Services, Inc.	18,534	847,004
Tyco International plc	35,871	1,261,942
		3,483,036
Communications Equipment — 0.4%
Ciena Corp.(1)	1,022	20,951
Cisco Systems, Inc.	77,444	2,027,484
F5 Networks, Inc.(1)	15	1,443
Infinera Corp.(1)	1,408	22,091
Motorola Solutions, Inc.	1,812	133,164
		2,205,133
Construction and Engineering — 0.1%
Chiyoda Corp.	7,000	54,881
CIMIC Group Ltd.	8,076	181,074
Eiffage SA	340	24,114
Peab AB	7,049	61,524
Skanska AB, B Shares	6,579	140,255
		461,848
Construction Materials — 0.1%
CRH plc	10,450	267,144
Headwaters, Inc.(1)	2,227	39,240
HeidelbergCement AG	3,640	267,673
Summit Materials, Inc., Class A(1)	1,286	23,482
		597,539
Consumer Finance — 0.3%
American Express Co.	882	49,021
Capital One Financial Corp.	5,990	393,723
Discover Financial Services	12,956	601,417
Provident Financial plc	1,685	76,019
Synchrony Financial(1)	15,706	423,277
		1,543,457
Containers and Packaging — 0.4%
Amcor Ltd.	23,980	239,871
Avery Dennison Corp.	2,692	175,303
Ball Corp.	5,024	332,740
Bemis Co., Inc.	3,505	171,990
Berry Plastics Group, Inc.(1)	2,903	90,370
CCL Industries, Inc., Class B	130	19,883
Graphic Packaging Holding Co.	6,407	78,998
Multi Packaging Solutions International Ltd.(1)	4,442	68,140
Smurfit Kappa Group plc	10,700	247,385
Sonoco Products Co.	7,602	332,208
WestRock Co.	15,136	511,143
		2,268,031
Distributors†
LKQ Corp.(1)	8,323	229,715
Diversified Consumer Services — 0.1%
2U, Inc.(1)	853	19,064
Bright Horizons Family Solutions, Inc.(1)	807	51,140
H&R Block, Inc.	3,727	122,544

Houghton Mifflin Harcourt Co.(1)	1,704	32,052
New Oriental Education & Technology Group, Inc. ADR	785	24,437
Nord Anglia Education, Inc.(1)	1,638	31,761
ServiceMaster Global Holdings, Inc.(1)	1,028	38,992
Strayer Education, Inc.(1)	14	632
		320,622
Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc., Class B(1)	5,709	765,977
Compass Diversified Holdings	2,482	36,609
Deutsche Boerse AG	3,120	258,824
Element Financial Corp.	7,545	79,911
Financial Products Group Co. Ltd.	7,700	68,797
Investor AB, B Shares	5,489	182,167
Japan Exchange Group, Inc.	3,000	46,328
London Stock Exchange Group plc	7,960	293,652
MarketAxess Holdings, Inc.	303	35,893
Markit Ltd.(1)	5,662	157,517
McGraw Hill Financial, Inc.	2,816	252,708
MSCI, Inc., Class A	2,194	154,721
Nasdaq, Inc.	4,248	268,856
ORIX Corp.	33,500	435,762
Zenkoku Hosho Co. Ltd.	500	14,844
		3,052,566
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	7,097	262,234
Bezeq The Israeli Telecommunication Corp. Ltd.	10,022	22,458
BT Group plc	2,923	19,630
Cellnex Telecom SAU	14,276	228,746
CenturyLink, Inc.	14,037	429,392
Deutsche Telekom AG	9,552	160,177
Iliad SA	770	188,241
inContact, Inc.(1)	4,386	40,658
Inmarsat plc	14,900	201,526
Nippon Telegraph & Telephone Corp.	6,300	269,610
Orange SA	13,309	229,700
SBA Communications Corp., Class A(1)	4,379	415,523
Telefonica SA	10,874	108,080
Telstra Corp. Ltd.	31,049	116,381
Verizon Communications, Inc.	12,921	655,482
		3,347,838
Electric Utilities — 0.8%
ALLETE, Inc.	483	25,609
Edison International	13,784	939,518
EDP - Energias de Portugal SA	60,111	185,921
El Paso Electric Co.	402	16,422
Endesa SA	6,569	118,236
Enel SpA	31,287	124,859
Great Plains Energy, Inc.	9,318	273,390
Mighty River Power Ltd.	6,203	10,790
NextEra Energy, Inc.	3,972	448,121
PPL Corp.	8,220	287,618
Tokyo Electric Power Co., Inc.(1)	26,500	133,842
Westar Energy, Inc.	19,076	829,043

Xcel Energy, Inc.	20,036	792,223
		4,185,592
Electrical Equipment — 0.4%
Acuity Brands, Inc.	358	74,976
AMETEK, Inc.	5,054	234,556
Babcock & Wilcox Enterprises, Inc.(1)	1,460	28,514
Emerson Electric Co.	5,365	261,973
EnerSys	496	25,474
Gamesa Corp. Tecnologica SA	2,029	38,234
Hubbell, Inc.	2,636	261,913
Legrand SA	4,980	247,889
Mabuchi Motor Co. Ltd.	400	17,475
Nexans SA(1)	2,631	105,061
Nidec Corp.	1,400	93,358
OSRAM Licht AG	467	21,765
Prysmian SpA	5,393	109,440
Rockwell Automation, Inc.	7,003	728,942
Vestas Wind Systems A/S	2,891	194,811
		2,444,381
Electronic Equipment, Instruments and Components — 0.5%
Belden, Inc.	739	40,475
CDW Corp.	2,602	102,987
Fingerprint Cards AB, B Shares(1)	500	26,992
Hexagon AB, B Shares	9,550	325,337
Ingenico Group SA	291	29,218
Ingram Micro, Inc., Class A	556	19,905
Keyence Corp.	300	154,471
Keysight Technologies, Inc.(1)	14,934	389,628
Mercury Systems, Inc.(1)	1,137	18,579
Murata Manufacturing Co. Ltd.	2,400	286,928
TE Connectivity Ltd.	16,926	963,428
TTM Technologies, Inc.(1)	2,074	13,605
VeriFone Systems, Inc.(1)	11,572	276,455
		2,648,008
Energy Equipment and Services — 0.6%
Atwood Oceanics, Inc.	12,695	87,342
Cameron International Corp.(1)	6,292	412,504
Dril-Quip, Inc.(1)	1,358	73,671
FMC Technologies, Inc.(1)	15,248	374,033
Forum Energy Technologies, Inc.(1)	2,085	24,520
Halliburton Co.	15,828	510,928
Helmerich & Payne, Inc.	5,657	299,651
Matrix Service Co.(1)	850	15,632
Petrofac Ltd.	7,175	89,845
Schlumberger Ltd.	15,290	1,096,599
TGS Nopec Geophysical Co. ASA	4,450	64,881
Transocean Ltd.	3,010	26,022
		3,075,628
Food and Staples Retailing — 1.3%
Axfood AB	856	14,345
Carrefour SA	6,200	163,726
Casey's General Stores, Inc.	492	51,940
Costco Wholesale Corp.	1,707	256,101

CVS Health Corp.	15,812	1,536,452
Fresh Market, Inc. (The)(1)	977	22,539
Jeronimo Martins SGPS SA	25,897	364,919
Koninklijke Ahold NV	6,965	152,452
Kroger Co. (The)	9,414	375,713
Lawson, Inc.	300	23,051
METRO AG	6,629	162,537
Seven & i Holdings Co. Ltd.	9,300	368,810
Sundrug Co. Ltd.	1,000	65,845
Sysco Corp.	38,552	1,701,300
Tesco plc(1)	74,970	187,706
Wal-Mart Stores, Inc.	10,413	690,798
Walgreens Boots Alliance, Inc.	7,012	553,527
WM Morrison Supermarkets plc	47,170	129,818
		6,821,579
Food Products — 1.2%
Associated British Foods plc	4,546	213,932
Bellamy's Australia Ltd.	3,755	28,948
Cal-Maine Foods, Inc.	1,306	69,714
Calbee, Inc.	5,500	221,633
Chocoladefabriken Lindt & Spruengli AG	10	57,047
ConAgra Foods, Inc.	11,460	482,008
Dean Foods Co.	20,906	403,277
Ezaki Glico Co. Ltd.	1,200	64,003
General Mills, Inc.	11,033	649,292
Greencore Group plc	5,060	26,673
Hain Celestial Group, Inc. (The)(1)	2,920	107,952
Hershey Co. (The)	2,260	205,411
Hormel Foods Corp.	1,756	74,648
Ingredion, Inc.	1,310	132,598
Inventure Foods, Inc.(1)	2,662	16,292
J&J Snack Foods Corp.	187	20,718
J.M. Smucker Co. (The)	2,595	331,044
Kellogg Co.	8,959	663,145
Kerry Group plc, A Shares	3,590	313,772
Mead Johnson Nutrition Co.	2,979	219,731
Mondelez International, Inc., Class A	21,614	876,015
Nestle SA	3,942	276,111
Pilgrim's Pride Corp.(1)	7,986	195,258
TreeHouse Foods, Inc.(1)	1,511	127,559
Tyson Foods, Inc., Class A	9,340	604,765
WH Group Ltd.(1)	49,500	28,766
WhiteWave Foods Co. (The), Class A(1)	2,806	108,648
		6,518,960
Gas Utilities — 0.1%
Atmos Energy Corp.	4,462	309,707
Laclede Group, Inc. (The)	5,872	384,734
ONE Gas, Inc.	500	28,990
Rubis SCA	1,044	76,745
Southwest Gas Corp.	204	12,444
		812,620
Health Care Equipment and Supplies — 1.5%
Abbott Laboratories	22,525	872,618

ABIOMED, Inc.(1)	202	16,162
Ambu A/S, B Shares	901	30,827
Asahi Intecc Co. Ltd.	1,000	46,313
Baxter International, Inc.	28,538	1,127,536
Becton Dickinson and Co.	1,483	218,668
BioMerieux	210	26,630
Boston Scientific Corp.(1)	20,436	347,003
C.R. Bard, Inc.	3,901	750,474
Cantel Medical Corp.	306	19,471
Cooper Cos., Inc. (The)	1,486	212,439
DexCom, Inc.(1)	1,947	126,672
Edwards Lifesciences Corp.(1)	2,511	218,457
Essilor International SA	2,474	292,294
Globus Medical, Inc.(1)	442	10,741
Haemonetics Corp.(1)	1,352	43,372
Hologic, Inc.(1)	1,487	51,495
ICU Medical, Inc.(1)	204	18,748
Intuitive Surgical, Inc.(1)	220	123,873
Medtronic plc	10,990	850,516
Nevro Corp.(1)	457	26,323
NuVasive, Inc.(1)	3,972	166,030
Olympus Corp.	5,700	207,241
St. Jude Medical, Inc.	5,752	308,825
STERIS plc	812	52,228
Straumann Holding AG	110	35,669
Sysmex Corp.	1,000	61,688
Teleflex, Inc.	3,063	437,458
Utah Medical Products, Inc.	582	34,483
West Pharmaceutical Services, Inc.	2,464	152,817
Zimmer Biomet Holdings, Inc.	13,600	1,316,616
		8,203,687
Health Care Providers and Services — 1.2%
Adeptus Health, Inc., Class A(1)	673	38,307
Aetna, Inc.	5,222	567,266
AmerisourceBergen Corp.	6,823	591,008
AMN Healthcare Services, Inc.(1)	1,254	35,651
Anthem, Inc.	3,240	423,436
Attendo AB(1)	6,597	54,526
Cardinal Health, Inc.	4,851	396,327
Chartwell Retirement Residences	17,077	163,576
Cigna Corp.	79	11,029
ExamWorks Group, Inc.(1)	1,872	54,475
Express Scripts Holding Co.(1)	12,159	855,750
Fresenius Medical Care AG & Co. KGaA	6,150	520,182
HCA Holdings, Inc.(1)	4,460	308,677
HealthEquity, Inc.(1)	818	17,031
Laboratory Corp. of America Holdings(1)	3,390	372,358
LHC Group, Inc.(1)	402	14,323
LifePoint Health, Inc.(1)	9,016	562,238
McKesson Corp.	2,150	334,583
Molina Healthcare, Inc.(1)	428	26,553
PharMerica Corp.(1)	1,133	26,184
Providence Service Corp. (The)(1)	583	27,698

Quest Diagnostics, Inc.	5,974	397,450
Team Health Holdings, Inc.(1)	364	16,223
UDG Healthcare plc	3,480	27,017
UnitedHealth Group, Inc.	127	15,126
Universal Health Services, Inc., Class B	1,366	150,765
VCA, Inc.(1)	6,225	317,662
		6,325,421
Health Care Technology — 0.1%
Cerner Corp.(1)	3,702	189,024
CompuGroup Medical SE	933	37,316
Evolent Health, Inc.(1)	998	10,030
HMS Holdings Corp.(1)	1,381	18,188
Medidata Solutions, Inc.(1)	282	9,729
Press Ganey Holdings, Inc.(1)	503	13,269
RaySearch Laboratories AB(1)	3,915	52,471
		330,027
Hotels, Restaurants and Leisure — 1.0%
Accor SA	6,980	295,109
Aristocrat Leisure Ltd.	7,134	50,940
Bloomin' Brands, Inc.	19,516	337,432
Bob Evans Farms, Inc.	334	14,332
Brinker International, Inc.	3,906	194,519
Carnival Corp.	20,168	967,257
Carnival plc	6,770	334,603
Cedar Fair LP	500	29,470
Chipotle Mexican Grill, Inc.(1)	268	136,455
Churchill Downs, Inc.	340	46,111
ClubCorp Holdings, Inc.	8,305	110,207
Compass Group plc	11,120	194,622
Cracker Barrel Old Country Store, Inc.	363	53,742
Dalata Hotel Group plc(1)	6,050	29,115
Darden Restaurants, Inc.	7,516	480,122
Dave & Buster's Entertainment, Inc.(1)	779	28,753
Diamond Resorts International, Inc.(1)	2,269	49,441
Domino's Pizza Group plc	26,490	384,142
Hilton Worldwide Holdings, Inc.	4,226	87,816
Las Vegas Sands Corp.	2,536	122,438
Madison Square Garden Co. (The)(1)	218	33,790
Marriott International, Inc., Class A	6,080	414,352
McDonald's Corp.	3,718	435,712
Panera Bread Co., Class A(1)	509	105,465
Papa John's International, Inc.	2,769	161,017
Papa Murphy's Holdings, Inc.(1)	389	4,213
Peak Resorts, Inc.	1,403	5,149
Popeyes Louisiana Kitchen, Inc.(1)	271	14,767
Red Robin Gourmet Burgers, Inc.(1)	798	51,950
Sands China Ltd.	27,600	95,944
Star Entertainment Grp Ltd. (The)	18,585	69,267
Starbucks Corp.	697	40,572
Texas Roadhouse, Inc.	1,145	47,758
Thomas Cook Group plc(1)	12,884	18,633
Vail Resorts, Inc.	385	49,053
Yum! Brands, Inc.	22	1,594

		5,495,862
Household Durables — 0.4%
Berkeley Group Holdings plc	675	30,313
Cavco Industries, Inc.(1)	472	38,298
Century Communities, Inc.(1)	1,777	27,970
De' Longhi SpA	4,241	99,914
Harman International Industries, Inc.	2,012	154,280
Haseko Corp.	5,200	44,772
Iida Group Holdings Co. Ltd.	5,200	94,815
Installed Building Products, Inc.(1)	1,035	23,122
Jarden Corp.(1)	3,169	167,577
Mohawk Industries, Inc.(1)	2,035	365,750
Newell Rubbermaid, Inc.	4,694	178,419
Panasonic Corp.	7,200	60,570
Persimmon plc	2,704	81,715
PulteGroup, Inc.	13,499	232,048
Sony Corp.	7,800	164,499
Techtronic Industries Co. Ltd.	12,000	46,085
Tupperware Brands Corp.	250	12,490
Whirlpool Corp.	2,750	427,130
ZAGG, Inc.(1)	488	5,085
		2,254,852
Household Products — 0.3%
Central Garden & Pet Co.(1)	125	1,691
Church & Dwight Co., Inc.	2,630	238,699
Clorox Co. (The)	353	44,626
Energizer Holdings, Inc.	586	22,819
Procter & Gamble Co. (The)	7,596	609,883
Reckitt Benckiser Group plc	6,660	606,129
Svenska Cellulosa AB SCA, B Shares	9,740	289,273
		1,813,120
Industrial Conglomerates — 0.4%
3M Co.	3,696	579,791
Carlisle Cos., Inc.	4,153	374,434
CK Hutchison Holdings Ltd.	6,500	78,438
DCC plc	1,206	94,301
General Electric Co.	13,527	394,177
Koninklijke Philips NV	14,325	362,198
Raven Industries, Inc.	1,656	25,304
Siemens AG	770	71,504
		1,980,147
Insurance — 1.8%
Admiral Group plc	9,630	230,864
Aflac, Inc.	11,924	709,716
AIA Group Ltd.	87,000	442,978
Allianz SE	1,760	262,406
Allied World Assurance Co. Holdings Ltd.	3,244	105,073
Allstate Corp. (The)	8,241	522,974
American International Group, Inc.	12,485	626,747
Anicom Holdings, Inc.(1)	1,800	41,426
Aon plc	1,330	126,736
Atlas Financial Holdings, Inc.(1)	1,438	25,841
Aviva plc	60,919	367,316

AXA SA	12,500	274,684
Brown & Brown, Inc.	7,950	256,865
Chubb Ltd.	10,301	1,190,075
Direct Line Insurance Group plc	11,369	61,102
Endurance Specialty Holdings Ltd.	1,046	65,134
Everest Re Group Ltd.	877	163,236
First American Financial Corp.	889	32,920
Hannover Rueck SE	707	72,391
Hanover Insurance Group, Inc. (The)	4,897	406,206
Heritage Insurance Holdings, Inc.	232	4,529
Hiscox Ltd.	16,514	222,490
Infinity Property & Casualty Corp.	201	15,027
James River Group Holdings Ltd.	471	13,767
Legal & General Group plc	61,025	190,599
MetLife, Inc.	18,160	718,410
MS&AD Insurance Group Holdings, Inc.	4,800	129,897
Muenchener Rueckversicherungs-Gesellschaft AG	277	54,696
Primerica, Inc.	646	27,255
ProAssurance Corp.	3,630	178,995
Prudential Financial, Inc.	6,816	450,469
Prudential plc	13,530	233,586
Reinsurance Group of America, Inc.	4,124	371,572
St. James's Place plc	27,364	322,965
Swiss Reinsurance Co.	2,789	246,841
Torchmark Corp.	2,611	133,735
Travelers Cos., Inc. (The)	752	80,855
Universal Insurance Holdings, Inc.	893	17,431
Unum Group	10,204	291,120
Validus Holdings Ltd.	834	37,455
Zurich Insurance Group AG	1,210	255,622
		9,982,006
Internet and Catalog Retail — 0.7%
Amazon.com, Inc.(1)	3,756	2,075,265
ASOS plc(1)	1,135	45,908
Expedia, Inc.	6,133	638,507
Liberty Interactive Corp. QVC Group, Class A(1)	17,679	448,693
Nutrisystem, Inc.	113	2,299
PetMed Express, Inc.	200	3,300
TripAdvisor, Inc.(1)	2,710	169,646
Zalando SE(1)	19,653	614,179
		3,997,797
Internet Software and Services — 1.4%
Akamai Technologies, Inc.(1)	2,066	111,502
Alphabet, Inc., Class A(1)	5,119	3,671,449
Auto Trader Group plc	73,245	367,552
comScore, Inc.(1)	447	18,394
CoStar Group, Inc.(1)	1,927	341,195
Criteo SA ADR(1)	4,070	150,997
DeNA Co. Ltd.	1,300	18,902
Dip Corp.	2,400	44,915
eBay, Inc.(1)	23,827	567,083
Facebook, Inc., Class A(1)	18,112	1,936,535
LinkedIn Corp., Class A(1)	1,862	218,208

LogMeIn, Inc.(1)	606	30,845
Match Group, Inc.(1)	1,080	11,761
Mixi, Inc.	3,800	126,731
Pandora Media, Inc.(1)	6,532	66,757
Q2 Holdings, Inc.(1)	1,989	40,317
Rightmove plc	801	43,612
		7,766,755
IT Services — 1.0%
Accenture plc, Class A	4,520	453,175
Alliance Data Systems Corp.(1)	1,214	255,098
Blackhawk Network Holdings, Inc.(1)	729	24,669
Cap Gemini SA	3,470	286,485
Cognizant Technology Solutions Corp., Class A(1)	1,701	96,923
CoreLogic, Inc.(1)	358	12,383
CSG Systems International, Inc.	801	30,406
EPAM Systems, Inc.(1)	633	43,285
EVERTEC, Inc.	4,864	57,882
Fiserv, Inc.(1)	3,466	331,454
International Business Machines Corp.	6,701	878,032
Jack Henry & Associates, Inc.	233	19,162
Leidos Holdings, Inc.	422	18,239
MAXIMUS, Inc.	686	33,731
NTT Data Corp.	1,200	59,912
PayPal Holdings, Inc.(1)	4,299	163,964
Sabre Corp.	7,773	211,037
Science Applications International Corp.	831	37,104
Vantiv, Inc., Class A(1)	6,500	338,260
Virtusa Corp.(1)	407	14,408
Visa, Inc., Class A	18,278	1,323,144
Wirecard AG	6,300	249,938
Worldpay Group plc(1)	97,612	386,999
		5,325,690
Leisure Products — 0.1%
Amer Sports Oyj	648	18,015
Brunswick Corp.	3,518	149,656
Malibu Boats, Inc.(1)	1,701	26,280
Mattel, Inc.	3,968	129,039
MCBC Holdings, Inc.(1)	2,283	30,318
Smith & Wesson Holding Corp.(1)	2,785	70,628
Thule Group AB (The)	1,796	22,158
		446,094
Life Sciences Tools and Services — 0.2%
Eurofins Scientific SE	185	65,313
Illumina, Inc.(1)	474	71,214
Lonza Group AG	755	114,247
PAREXEL International Corp.(1)	729	42,785
PRA Health Sciences, Inc.(1)	257	11,095
Thermo Fisher Scientific, Inc.	4,287	553,837
Waters Corp.(1)	753	90,593
		949,084

Machinery — 1.0%
Albany International Corp., Class A	916	33,544

Dynamic Materials Corp.	1,377	7,615
EnPro Industries, Inc.	721	37,405
GEA Group AG	640	28,159
Global Brass & Copper Holdings, Inc.	571	12,585
Graham Corp.	1,434	26,343
Hino Motors Ltd.	2,300	23,108
Hoshizaki Electric Co. Ltd.	500	38,652
Ingersoll-Rand plc	19,556	1,086,531
ITT Corp.	3,762	132,648
John Bean Technologies Corp.	841	44,237
KION Group AG	1,287	64,113
Kubota Corp.	24,600	313,641
Middleby Corp. (The)(1)	4,302	398,365
OKUMA Corp.	13,000	92,008
Oshkosh Corp.	4,686	161,667
PACCAR, Inc.	9,964	513,146
Parker-Hannifin Corp.	3,496	353,795
Rexnord Corp.(1)	1,624	29,459
SKF AB, B Shares	9,651	158,883
Snap-on, Inc.	2,358	341,132
Stanley Black & Decker, Inc.	10,082	947,809
Takeuchi Manufacturing Co. Ltd.	1,600	19,266
Valmont Industries, Inc.	386	43,637
WABCO Holdings, Inc.(1)	4,405	415,392
Wabtec Corp.	4,054	286,212
Weir Group plc (The)	4,605	60,437
Woodward, Inc.	526	24,696
		5,694,485
Marine†
Dfds A/S	1,010	36,098
Media — 1.0%
AMC Entertainment Holdings, Inc., Class A	385	9,252
AMC Networks, Inc., Class A(1)	3,023	198,127
APN Outdoor Group Ltd.	12,672	55,008
CBS Corp., Class B	6,921	334,838
Charter Communications, Inc., Class A(1)	1,885	338,471
Comcast Corp., Class A	16,232	937,073
Entercom Communications Corp., Class A(1)	313	3,578
Entravision Communications Corp., Class A	9,161	70,723
IMAX Corp.(1)	557	16,437
Liberty Global plc, Class A(1)	4,240	156,202
Metropole Television SA	1,221	20,427
Nexstar Broadcasting Group, Inc., Class A	202	9,025
ProSiebenSat.1 Media SE	3,941	202,183
Scripps Networks Interactive, Inc., Class A	4,011	237,612
Sirius XM Holdings, Inc.(1)	41,321	153,714
Sky plc	9,810	141,443
Stroeer SE	5,319	307,019
Technicolor SA	9,437	57,325
Time Warner, Inc.	15,120	1,000,944
Townsquare Media, Inc.(1)	742	7,234
Viacom, Inc., Class B	11,883	437,889
Walt Disney Co. (The)	7,919	756,423

		5,450,947
Metals and Mining — 0.3%
Aurubis AG	1,575	71,362
BHP Billiton Ltd.	4,115	47,061
BHP Billiton plc	17,355	173,663
Boliden AB	4,702	70,372
Carpenter Technology Corp.	867	25,767
Compass Minerals International, Inc.	399	27,068
Newmont Mining Corp.	18,105	467,652
Nucor Corp.	4,777	187,927
Rio Tinto Ltd.	6,970	200,498
Rio Tinto plc	10,883	285,254
		1,556,624
Multi-Utilities — 0.3%
A2A SpA	29,007	33,242
Ameren Corp.	4,178	196,157
Centrica plc	22,428	64,402
Consolidated Edison, Inc.	2,618	183,286
E.ON SE	12,801	116,850
Engie SA	10,741	166,462
National Grid plc	1,300	17,356
NorthWestern Corp.	3,435	203,936
PG&E Corp.	10,165	576,660
Suez Environnement Co.	3,243	55,777
Veolia Environnement SA	9,080	205,716
		1,819,844
Multiline Retail — 0.4%
Debenhams plc	8,372	9,284
Dollar Tree, Inc.(1)	10,601	850,730
Marks & Spencer Group plc	11,715	68,984
Ryohin Keikaku Co. Ltd.	1,800	365,476
Target Corp.	10,649	835,414
		2,129,888
Oil, Gas and Consumable Fuels — 2.2%
Aegean Marine Petroleum Network, Inc.	1,518	10,884
Anadarko Petroleum Corp.	6,241	236,846
Apache Corp.	5,650	216,282
Ardmore Shipping Corp.	2,396	19,264
BP plc	34,886	169,135
California Resources Corp.	1,675	941
Carrizo Oil & Gas, Inc.(1)	1,506	32,379
Chevron Corp.	18,061	1,507,010
Cimarex Energy Co.	3,235	271,837
Concho Resources, Inc.(1)	4,217	380,542
CVR Energy, Inc.	3,271	77,359
Delek US Holdings, Inc.	467	7,388
Devon Energy Corp.	8,578	168,815
Eni SpA	16,623	232,513
Enviva Partners, LP	1,479	28,678
EQT Corp.	8,444	470,669
Euronav SA(1)	973	9,749
Exxon Mobil Corp.	19,612	1,571,902
Gulfport Energy Corp.(1)	2,610	62,640

Imperial Oil Ltd.	38,852	1,240,220
JX Holdings, Inc.	36,200	140,309
Lundin Petroleum AB(1)	10,983	171,021
Newfield Exploration Co.(1)	417	11,355
Noble Energy, Inc.	14,350	423,325
Occidental Petroleum Corp.	17,830	1,227,061
Origin Energy Ltd.	17,231	54,538
Par Pacific Holdings, Inc.(1)	106	2,088
PDC Energy, Inc.(1)	266	13,329
PrairieSky Royalty Ltd.	1,270	20,679
Royal Dutch Shell plc, B Shares	24,429	555,205
Royal Dutch Shell plc, Class A	12,010	274,005
Scorpio Tankers, Inc.	1,865	11,600
Statoil ASA	18,520	268,946
Tesoro Corp.	766	61,801
TOTAL SA	19,342	866,608
TOTAL SA ADR	22,890	1,023,412
Valero Energy Corp.	2,891	173,691
Woodside Petroleum Ltd.	688	12,446
World Fuel Services Corp.	828	38,759
		12,065,231
Paper and Forest Products†
KapStone Paper and Packaging Corp.	3,501	35,850
UPM-Kymmene Oyj	3,076	51,815
		87,665
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	3,407	311,161
Herbalife Ltd.(1)	6,639	363,485
Kao Corp.	3,100	155,942
Kose Corp.	2,200	188,296
		1,018,884
Pharmaceuticals — 2.2%
Allergan plc(1)	3,057	886,866
AstraZeneca plc	5,131	291,088
Bayer AG	2,460	258,120
Bristol-Myers Squibb Co.	8,510	527,024
Cempra, Inc.(1)	365	6,143
Concordia Healthcare Corp.	1,225	35,682
Daiichi Sankyo Co. Ltd.	400	8,315
Eli Lilly & Co.	519	37,368
GlaxoSmithKline plc	7,168	139,193
H. Lundbeck A/S(1)	710	26,351
Horizon Pharma plc(1)	1,070	18,361
Jazz Pharmaceuticals plc(1)	508	61,763
Johnson & Johnson	15,504	1,631,176
Lannett Co., Inc.(1)	232	5,837
Mallinckrodt plc(1)	30	1,951
Merck & Co., Inc.	25,302	1,270,413
Mylan NV(1)	3,026	136,382
Novartis AG	6,518	465,191
Ono Pharmaceutical Co. Ltd.	2,000	368,961
Pacira Pharmaceuticals, Inc.(1)	388	20,180
Perrigo Co. plc	2,478	312,847

Pfizer, Inc.	74,761	2,218,159
Roche Holding AG	4,002	1,025,069
Sanofi	3,648	288,656
Shire plc	9,603	501,098
STADA Arzneimittel AG	626	21,136
Takeda Pharmaceutical Co., Ltd.	900	42,694
Teva Pharmaceutical Industries Ltd.	2,195	122,699
Teva Pharmaceutical Industries Ltd. ADR	7,905	439,518
TherapeuticsMD, Inc.(1)	1,169	7,143
UCB SA	3,442	253,692
Zoetis, Inc.	10,287	422,384
		11,851,460
Professional Services — 0.2%
Adecco SA	278	16,095
Korn / Ferry International	1,654	47,007
Nielsen Holdings plc	5,834	293,684
On Assignment, Inc.(1)	593	19,575
Teleperformance	722	55,863
Temp Holdings Co. Ltd.	5,800	73,602
USG People NV	2,582	48,376
Verisk Analytics, Inc., Class A(1)	3,800	276,792
		830,994
Real Estate Investment Trusts (REITs) — 2.8%
Acadia Realty Trust	7,661	253,196
Advance Residence Investment Corp.	37	89,045
alstria office REIT AG	15,885	199,432
American Campus Communities, Inc.	8,014	350,773
Apartment Investment & Management Co., Class A	5,381	196,998
Apollo Commercial Real Estate Finance, Inc.	706	10,908
Armada Hoffler Properties, Inc.	2,257	23,992
Ascendas Real Estate Investment Trust	91,300	157,136
AvalonBay Communities, Inc.	3,379	579,972
Big Yellow Group plc	12,517	127,671
Blackstone Mortgage Trust, Inc., Class A	783	19,371
Boston Properties, Inc.	4,809	548,899
British Land Co. plc (The)	4,695	42,741
CapitaLand Mall Trust	103,100	160,583
CBL & Associates Properties, Inc.	1,245	14,355
Champion REIT	49,000	23,849
Chatham Lodging Trust	944	18,937
Corrections Corp. of America	12,343	357,083
Crown Castle International Corp.	2,601	224,986
CubeSmart	13,469	402,723
CyrusOne, Inc.	802	31,791
Derwent London plc	1,621	67,964
DiamondRock Hospitality Co.	1,414	12,585
Digital Realty Trust, Inc.	4,390	347,117
Douglas Emmett, Inc.	8,634	231,737
Duke Realty Corp.	22,177	458,620
Easterly Government Properties, Inc.	728	12,449
Empire State Realty Trust, Inc.	11,085	173,813
EPR Properties	243	15,122
Equinix, Inc.	861	261,477

Equity Residential	5,426	404,183
Extra Space Storage, Inc.	4,494	369,182
First Industrial Realty Trust, Inc.	1,179	25,372
Gecina SA	1,656	204,804
General Growth Properties, Inc.	12,986	357,375
Goodman Group	33,566	155,544
GPT Group (The)	36,635	128,698
Great Portland Estates plc	7,587	73,269
Hatteras Financial Corp.	301	4,139
Healthcare Realty Trust, Inc.	254	7,368
Host Hotels & Resorts, Inc.	32,879	503,377
Invincible Investment Corp.	185	121,498
Japan Hotel REIT Investment Corp.	61	53,137
Japan Real Estate Investment Corp.	45	271,163
Kite Realty Group Trust	1,859	50,044
Klepierre	1,326	54,942
Lamar Advertising Co., Class A	9,047	516,855
Land Securities Group plc	4,270	59,530
LaSalle Logiport REIT(1)	98	91,260
Lexington Realty Trust	3,229	24,992
Liberty Property Trust	1,610	46,497
Link REIT	74,000	417,187
Medical Properties Trust, Inc.	2,289	26,484
Merlin Properties Socimi SA	3,673	38,176
MFA Financial, Inc.	1,184	8,063
Mid-America Apartment Communities, Inc.	2,607	234,474
Mori Hills REIT Investment Corp.	210	316,086
New Residential Investment Corp.	710	8,314
Outfront Media, Inc.	1,330	27,198
Physicians Realty Trust	17,264	296,595
Piedmont Office Realty Trust, Inc., Class A	19,807	363,855
Rexford Industrial Realty, Inc.	543	9,150
RioCan Real Estate Investment Trust	4,787	90,716
RLJ Lodging Trust	582	12,204
Rouse Properties, Inc.	725	13,224
Ryman Hospitality Properties, Inc.	6,788	324,942
Sabra Health Care REIT, Inc.	727	14,478
Safestore Holdings plc	21,038	95,640
Scentre Group	65,339	203,862
Segro plc	13,072	75,404
Shaftesbury plc	11,822	140,535
Simon Property Group, Inc.	6,252	1,186,192
Smart Real Estate Investment Trust	5,892	140,136
Sovran Self Storage, Inc.	312	33,209
Spirit Realty Capital, Inc.	21,524	230,092
STORE Capital Corp.	8,093	195,446
Summit Hotel Properties, Inc.	1,810	19,566
Sun Communities, Inc.	556	37,547
Sunstone Hotel Investors, Inc.	764	9,856
Two Harbors Investment Corp.	3,207	24,854
Unibail-Rodamco SE	1,372	340,245
Urban Edge Properties	10,637	258,692
Urstadt Biddle Properties, Inc., Class A	1,224	24,198

Ventas, Inc.	4,757	264,822
Vicinity Centres	46,759	103,825
Washington Real Estate Investment Trust	423	10,943
Westfield Corp.	26,278	186,811
Weyerhaeuser Co.	21,435	556,881
		15,278,456
Real Estate Management and Development — 0.7%
CBRE Group, Inc., Class A(1)	5,612	142,601
Cheung Kong Property Holdings Ltd.	10,000	51,075
China Overseas Land & Investment Ltd.	66,000	195,592
China Resources Land Ltd.	56,000	133,324
Daito Trust Construction Co. Ltd.	3,800	513,508
Daiwa House Industry Co. Ltd.	1,700	46,315
Deutsche Wohnen AG	6,771	179,178
Fastighets AB Balder(1)	1,586	36,515
FirstService Corp.	862	33,607
Grand City Properties SA	13,428	278,721
Henderson Land Development Co. Ltd.	15,100	81,537
Hongkong Land Holdings Ltd.	15,300	89,806
Hufvudstaden AB, A Shares	15,772	230,241
Inmobiliaria Colonial SA(1)	261,746	169,829
Jones Lang LaSalle, Inc.	3,823	390,214
Lippo Karawaci Tbk PT	179,000	13,718
Mitsubishi Estate Co. Ltd.	26,000	480,413
Nexity SA	3,049	140,047
Open House Co. Ltd.	2,625	47,162
Realogy Holdings Corp.(1)	5,284	168,929
SM Prime Holdings, Inc.	96,400	42,073
Summarecon Agung Tbk PT	110,600	13,257
Sun Hung Kai Properties Ltd.	28,000	312,218
UNITE Group plc (The)	18,350	155,217
		3,945,097
Road and Rail — 0.4%
Canadian Pacific Railway Ltd., New York Shares	2,613	316,669
Central Japan Railway Co.	900	160,530
CSX Corp.	13,982	337,526
DSV A/S	7,982	325,285
Go-Ahead Group plc	1,516	54,206
Heartland Express, Inc.	22,648	416,723
J.B. Hunt Transport Services, Inc.	2,080	158,683
Marten Transport Ltd.	402	6,593
Sankyu, Inc.	8,000	37,483
Union Pacific Corp.	7,346	579,306
		2,393,004
Semiconductors and Semiconductor Equipment — 1.3%
Analog Devices, Inc.	9,197	487,349
Applied Materials, Inc.	98,090	1,850,958
ARM Holdings plc	5,780	79,355
ASML Holding NV	2,190	199,799
Broadcom Ltd.	1,871	250,658
Cavium, Inc.(1)	494	29,388
Cree, Inc.(1)	6,120	194,249
Cypress Semiconductor Corp.	5,929	47,313

Exar Corp.(1)	5,089	27,175
Integrated Device Technology, Inc.(1)	804	15,614
Intel Corp.	41,985	1,242,336
Kulicke & Soffa Industries, Inc.(1)	3,157	35,674
Lam Research Corp.	6,537	479,162
M/A-COM Technology Solutions Holdings, Inc.(1)	471	17,851
Maxim Integrated Products, Inc.	18,216	616,794
Microchip Technology, Inc.	6,190	275,393
Microsemi Corp.(1)	1,444	50,006
Monolithic Power Systems, Inc.	423	24,982
NXP Semiconductors NV(1)	5,628	400,939
QUALCOMM, Inc.	992	50,384
Semtech Corp.(1)	1,424	27,284
Skyworks Solutions, Inc.	1,374	91,302
SMA Solar Technology AG(1)	1,356	62,122
Synaptics, Inc.(1)	220	17,866
Teradyne, Inc.	16,726	319,132
Xilinx, Inc.	7,072	333,940
		7,227,025
Software — 1.6%
Activision Blizzard, Inc.	6,022	190,717
Adobe Systems, Inc.(1)	9,922	844,858
BroadSoft, Inc.(1)	1,925	71,013
Cadence Design Systems, Inc.(1)	3,802	81,933
Callidus Software, Inc.(1)	2,679	36,783
CDK Global, Inc.	4,399	197,471
Citrix Systems, Inc.(1)	245	17,309
Dassault Systemes SA	3,220	242,734
Electronic Arts, Inc.(1)	14,306	919,018
Guidewire Software, Inc.(1)	3,184	156,748
Intuit, Inc.	3,649	352,639
Manhattan Associates, Inc.(1)	919	50,784
Mentor Graphics Corp.	2,920	55,772
Microsoft Corp.	41,627	2,117,982
Mobileye NV(1)	4,570	148,342
Oracle Corp.	46,140	1,697,029
Paylocity Holding Corp.(1)	558	16,528
Proofpoint, Inc.(1)	288	13,490
RingCentral, Inc., Class A(1)	1,618	29,933
salesforce.com, inc.(1)	2,226	150,812
ServiceNow, Inc.(1)	4,581	251,909
Sophos Group plc	8,300	24,284
Splunk, Inc.(1)	3,948	172,133
Symantec Corp.	14,436	278,759
Synopsys, Inc.(1)	5,114	228,852
Tyler Technologies, Inc.(1)	1,979	238,113
UBISOFT Entertainment SA(1)	998	28,593
VMware, Inc., Class A(1)	3,498	176,614
		8,791,152
Specialty Retail — 1.0%
Advance Auto Parts, Inc.	6,254	928,344
American Eagle Outfitters, Inc.	108	1,648
AutoZone, Inc.(1)	329	254,834

Burlington Stores, Inc.(1)	4,550	255,073
CST Brands, Inc.	11,156	361,901
Destination Maternity Corp.	569	4,597
Foot Locker, Inc.	1,587	99,187
Gulliver International Co. Ltd.	6,100	61,514
Home Depot, Inc. (The)	424	52,627
Howden Joinery Group plc	8,718	59,470
Industria de Diseno Textil SA	10,150	313,952
L Brands, Inc.	2,831	240,040
Lowe's Cos., Inc.	2,983	201,442
MarineMax, Inc.(1)	831	14,742
Michaels Cos., Inc. (The)(1)	296	6,897
Nitori Holdings Co. Ltd.	2,800	214,452
O'Reilly Automotive, Inc.(1)	3,415	888,993
Outerwall, Inc.	437	13,630
Penske Automotive Group, Inc.	982	37,041
Restoration Hardware Holdings, Inc.(1)	823	31,266
Ross Stores, Inc.	5,644	310,307
Signet Jewelers Ltd.	1,819	197,180
Tiffany & Co.	989	64,265
TJX Cos., Inc. (The)	7,324	542,708
Tractor Supply Co.	3,135	265,127
Ulta Salon Cosmetics & Fragrance, Inc.(1)	930	153,627
Urban Outfitters, Inc.(1)	66	1,748
Williams-Sonoma, Inc.	2,098	109,327
		5,685,939
Technology Hardware, Storage and Peripherals — 0.8%
Apple, Inc.	36,300	3,509,847
Canon, Inc.	9,200	256,979
EMC Corp.	8,275	216,226
FUJIFILM Holdings Corp.	3,800	141,981
SanDisk Corp.	3,996	288,751
Silicon Graphics International Corp.(1)	4,315	26,192
Super Micro Computer, Inc.(1)	1,344	43,640
Western Digital Corp.	2,905	126,454
		4,610,070
Textiles, Apparel and Luxury Goods — 0.5%
adidas AG	2,680	286,983
Carter's, Inc.	2,347	238,526
Coach, Inc.	3,674	143,065
Culp, Inc.	1,143	29,124
Gildan Activewear, Inc.	1,454	37,591
Kering	1,610	279,699
lululemon athletica, Inc.(1)	2,146	134,618
LVMH Moet Hennessy Louis Vuitton SE	1,440	239,904
NIKE, Inc., Class B	100	6,159
Pandora A/S	5,918	745,769
Ralph Lauren Corp.	2,108	191,322
Regina Miracle International Holdings Ltd.(1)	39,000	56,669
Skechers U.S.A., Inc., Class A(1)	768	25,282
Under Armour, Inc., Class A(1)	3,194	267,306
		2,682,017

Thrifts and Mortgage Finance — 0.1%
Capitol Federal Financial, Inc.	25,862	325,085
Essent Group Ltd.(1)	17,451	335,932
		661,017
Tobacco — 0.4%
Altria Group, Inc.	8,606	529,871
Imperial Brands plc	2,475	127,931
Philip Morris International, Inc.	13,876	1,263,132
Swedish Match AB	872	28,078
		1,949,012
Trading Companies and Distributors — 0.2%
Ashtead Group plc	29,127	370,129
Bunzl plc	11,270	301,188
DXP Enterprises, Inc.(1)	1,211	16,458
Fastenal Co.	1,731	78,397
ITOCHU Corp.	9,500	111,491
MonotaRO Co. Ltd.	1,000	23,392
MSC Industrial Direct Co., Inc., Class A	430	29,919
Wolseley plc	6,670	341,023
		1,271,997
Transportation Infrastructure†
Groupe Eurotunnel SE	18,000	180,076
Wireless Telecommunication Services — 0.1%
Drillisch AG	615	24,870
KDDI Corp.	3,200	81,356
NTT DOCOMO, Inc.	4,300	99,955
Partner Communications Co. Ltd.(1)	6,987	32,739
Vodafone Group plc	29,203	88,792
		327,712
TOTAL COMMON STOCKS (Cost $228,254,653)		248,420,397
U.S. TREASURY SECURITIES — 18.1%
U.S. Treasury Bills, 0.25%, 6/23/16(2)	700,000	699,310
U.S. Treasury Bonds, 3.50%, 2/15/39	1,586,000	1,895,920
U.S. Treasury Bonds, 4.375%, 11/15/39	10,000	13,520
U.S. Treasury Bonds, 2.875%, 5/15/43	920,000	973,763
U.S. Treasury Bonds, 3.125%, 8/15/44	100,000	110,898
U.S. Treasury Bonds, 3.00%, 11/15/44	130,000	140,514
U.S. Treasury Bonds, 2.50%, 2/15/45(3)	1,900,000	1,852,500
U.S. Treasury Bonds, 3.00%, 11/15/45	750,000	810,586
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	963,944	1,186,655
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18	7,019,840	7,356,483
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19	1,101,650	1,180,659
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/19	6,813,518	6,888,882
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/20	2,373,524	2,396,070
U.S. Treasury Inflation Indexed Notes, 1.25%, 7/15/20	4,338,200	4,610,296
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	2,108,418	2,226,989
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	3,095,819	3,205,342
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	1,619,781	1,622,998
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	4,062,694	4,079,436
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	3,893,898	3,871,489
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23(3)	3,353,988	3,406,481
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	1,317,797	1,353,797
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	11,206,350	11,085,602

U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	3,994,440	3,965,860
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/25	2,823,300	3,323,628
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	3,490,865	3,514,774
U.S. Treasury Notes, 3.00%, 9/30/16	10,000,000	10,140,820
U.S. Treasury Notes, 0.75%, 10/31/17	600,000	599,648
U.S. Treasury Notes, 0.875%, 1/31/18	200,000	200,305
U.S. Treasury Notes, 1.00%, 2/15/18	100,000	100,396
U.S. Treasury Notes, 2.625%, 4/30/18	37,000	38,433
U.S. Treasury Notes, 1.25%, 11/30/18	655,000	661,691
U.S. Treasury Notes, 1.25%, 12/15/18	4,000,000	4,039,920
U.S. Treasury Notes, 1.625%, 7/31/19	350,000	357,253
U.S. Treasury Notes, 1.50%, 11/30/19	1,300,000	1,319,906
U.S. Treasury Notes, 1.25%, 1/31/20	613,000	616,113
U.S. Treasury Notes, 1.50%, 5/31/20	300,000	304,072
U.S. Treasury Notes, 1.375%, 10/31/20	4,350,000	4,381,011
U.S. Treasury Notes, 1.625%, 11/30/20	90,000	91,742
U.S. Treasury Notes, 2.00%, 11/30/20	250,000	258,667
U.S. Treasury Notes, 1.75%, 12/31/20	1,050,000	1,075,471
U.S. Treasury Notes, 1.125%, 2/28/21	500,000	497,754
U.S. Treasury Notes, 1.50%, 2/28/23	1,950,000	1,947,562
U.S. Treasury Notes, 2.25%, 11/15/25	400,000	417,938
TOTAL U.S. TREASURY SECURITIES (Cost $97,159,339)		98,821,154
CORPORATE BONDS — 12.5%
Aerospace and Defense — 0.1%
Boeing Co. (The), 2.20%, 10/30/22	60,000	58,958
Bombardier, Inc., 5.50%, 9/15/18(4)	50,000	45,250
Bombardier, Inc., 4.75%, 4/15/19(4)	5,000	4,025
Bombardier, Inc., 7.50%, 3/15/25(4)	60,000	42,600
Lockheed Martin Corp., 4.25%, 11/15/19	120,000	129,588
Lockheed Martin Corp., 3.55%, 1/15/26	50,000	52,685
Lockheed Martin Corp., 3.80%, 3/1/45	50,000	46,886
TransDigm, Inc., 6.00%, 7/15/22	55,000	53,900
United Technologies Corp., 6.05%, 6/1/36	51,000	62,263
United Technologies Corp., 5.70%, 4/15/40	75,000	89,629
		585,784
Air Freight and Logistics†
XPO Logistics, Inc., 6.50%, 6/15/22(4)	25,000	23,750
Airlines†
American Airlines Group, Inc., 4.625%, 3/1/20(4)	65,000	62,887
United Continental Holdings, Inc., 6.375%, 6/1/18	30,000	31,088
		93,975
Auto Components†
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23	55,000	56,787
ZF North America Capital, Inc., 4.75%, 4/29/25(4)	50,000	47,938
		104,725
Automobiles — 0.2%
American Honda Finance Corp., 1.50%, 9/11/17(4)	40,000	40,064
American Honda Finance Corp., 2.125%, 10/10/18	80,000	80,858
Daimler Finance North America LLC, 2.625%, 9/15/16(4)	70,000	70,481
Fiat Chrysler Automobiles NV, 4.50%, 4/15/20	75,000	74,250
Ford Motor Co., 4.75%, 1/15/43	50,000	46,082
Ford Motor Credit Co. LLC, 2.15%, 1/9/18	200,000	199,055
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	110,000	115,137

Ford Motor Credit Co. LLC, 5.875%, 8/2/21		240,000	265,079
General Motors Co., 5.00%, 4/1/35		70,000	61,246
General Motors Financial Co., Inc., 3.25%, 5/15/18		60,000	60,143
General Motors Financial Co., Inc., 3.10%, 1/15/19		170,000	168,310
			1,180,705
Banks — 2.5%
Abbey National Treasury Services plc, MTN, 5.125%, 4/14/21 (Secured)	GBP	100,000	162,192
Asian Development Bank, MTN, 2.35%, 6/21/27	JPY	30,000,000	339,736
Bank of America Corp., 6.50%, 8/1/16		$230,000	235,023
Bank of America Corp., 5.75%, 12/1/17		250,000	265,247
Bank of America Corp., 5.70%, 1/24/22		60,000	67,816
Bank of America Corp., 4.10%, 7/24/23		70,000	73,010
Bank of America Corp., MTN, 4.75%, 4/3/17	EUR	50,000	57,174
Bank of America Corp., MTN, 4.00%, 4/1/24		$120,000	124,210
Bank of America Corp., MTN, 4.20%, 8/26/24		130,000	130,381
Bank of America Corp., MTN, 4.00%, 1/22/25		90,000	87,701
Bank of America Corp., MTN, 5.00%, 1/21/44		60,000	63,991
Bank of America N.A., 5.30%, 3/15/17		810,000	837,662
Bank of Nova Scotia (The), 2.55%, 1/12/17		140,000	141,743
Barclays Bank plc, 5.14%, 10/14/20		100,000	107,543
Barclays Bank plc, MTN, 6.00%, 1/14/21	EUR	200,000	245,108
Barclays plc, MTN, VRN, 2.625%, 11/11/20	EUR	100,000	100,902
BB&T Corp., MTN, 2.05%, 6/19/18		$60,000	60,450
BPCE SA, 4.625%, 7/18/23	EUR	100,000	124,642
BPCE SA, VRN, 2.75%, 7/8/21	EUR	100,000	109,861
Branch Banking & Trust Co., 3.625%, 9/16/25		$60,000	62,050
Branch Banking & Trust Co., 3.80%, 10/30/26		70,000	73,432
Capital One Financial Corp., 4.20%, 10/29/25		255,000	250,732
Citigroup, Inc., 1.75%, 5/1/18		170,000	168,407
Citigroup, Inc., 4.50%, 1/14/22		160,000	171,966
Citigroup, Inc., 4.05%, 7/30/22		50,000	51,026
Citigroup, Inc., 4.40%, 6/10/25		290,000	289,701
Citigroup, Inc., 4.45%, 9/29/27		70,000	69,038
Co-Operative Bank plc, 4.75%, 11/11/21 (Secured)	GBP	200,000	311,256
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22		$170,000	179,260
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 4.375%, 6/7/21	EUR	140,000	182,732
Cooperatieve Rabobank UA, VRN, 2.50%, 5/26/21	EUR	100,000	109,713
European Financial Stability Facility, MTN, 1.875%, 5/23/23	EUR	240,000	295,745
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	295,000	371,374
European Financial Stability Facility, MTN, 2.35%, 7/29/44	EUR	80,000	111,067
European Investment Bank, MTN, 3.625%, 1/15/21	EUR	222,000	286,897
European Investment Bank, MTN, 4.25%, 12/7/21	GBP	420,000	682,426
European Investment Bank, MTN, 2.25%, 10/14/22	EUR	290,000	363,314
Fifth Third Bancorp, 4.30%, 1/16/24		$60,000	61,908
Fifth Third Bank, 2.875%, 10/1/21		31,000	31,301
HSBC Bank plc, MTN, 6.50%, 7/7/23	GBP	110,000	173,731
HSBC Holdings plc, 5.10%, 4/5/21		$90,000	99,133
ING Bank NV, MTN, VRN, 3.625%, 2/25/21	EUR	200,000	229,841
International Bank for Reconstruction & Development, MTN, 3.875%, 5/20/19	EUR	280,000	345,998
Intesa Sanpaolo SpA, 5.02%, 6/26/24(4)		$70,000	64,436
JPMorgan Chase & Co., 6.00%, 1/15/18		69,000	74,038
JPMorgan Chase & Co., 3.25%, 9/23/22		70,000	71,204
JPMorgan Chase & Co., 3.875%, 9/10/24		190,000	191,264

JPMorgan Chase & Co., 3.125%, 1/23/25		240,000	239,427
KeyCorp, MTN, 2.30%, 12/13/18		120,000	120,127
KFW, 2.00%, 6/1/16		230,000	230,809
KFW, 3.875%, 1/21/19	EUR	225,000	275,069
KFW, MTN, 4.625%, 1/4/23	EUR	380,000	545,967
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	80,000	131,934
Royal Bank of Canada, MTN, VRN, 0.94%, 3/9/16		$1,600,000	1,601,638
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		85,000	89,346
Royal Bank of Scotland plc (The), 4.375%, 3/16/16		190,000	190,245
Santander Issuances SAU, MTN, 2.50%, 3/18/25	EUR	300,000	308,409
Standard Chartered plc, MTN, VRN, 4.00%, 10/21/20	EUR	150,000	147,537
U.S. Bancorp, MTN, 3.00%, 3/15/22		$9,000	9,330
U.S. Bancorp, MTN, 3.60%, 9/11/24		24,000	24,946
U.S. Bank N.A., 2.80%, 1/27/25		250,000	251,907
Wells Fargo & Co., 4.125%, 8/15/23		100,000	106,048
Wells Fargo & Co., MTN, 2.10%, 5/8/17		20,000	20,214
Wells Fargo & Co., MTN, 2.60%, 7/22/20		130,000	131,561
Wells Fargo & Co., MTN, 2.25%, 9/3/20	EUR	100,000	117,117
Wells Fargo & Co., MTN, 4.60%, 4/1/21		$210,000	231,417
Wells Fargo & Co., MTN, 3.55%, 9/29/25		80,000	83,143
Wells Fargo & Co., MTN, 4.10%, 6/3/26		120,000	123,959
Wells Fargo & Co., MTN, 4.65%, 11/4/44		50,000	49,032
Wells Fargo & Co., MTN, 4.90%, 11/17/45		65,000	66,064
			13,802,628
Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23		80,000	82,313
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26		130,000	134,244
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46		130,000	139,682
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19		40,000	46,522
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22		180,000	178,622
Coca-Cola Co. (The), 1.80%, 9/1/16		17,000	17,090
Pernod Ricard SA, 2.95%, 1/15/17(4)		170,000	171,743
			770,216
Biotechnology — 0.3%
AbbVie, Inc., 1.75%, 11/6/17		110,000	109,983
AbbVie, Inc., 2.90%, 11/6/22		120,000	119,296
AbbVie, Inc., 3.60%, 5/14/25		40,000	40,854
AbbVie, Inc., 4.40%, 11/6/42		130,000	125,074
AMAG Pharmaceuticals, Inc., 7.875%, 9/1/23(4)		35,000	30,625
Amgen, Inc., 2.125%, 5/15/17		140,000	141,229
Amgen, Inc., 4.10%, 6/15/21		70,000	75,016
Amgen, Inc., 5.375%, 5/15/43		120,000	128,709
Biogen, Inc., 3.625%, 9/15/22		160,000	165,656
Celgene Corp., 3.25%, 8/15/22		90,000	90,204
Celgene Corp., 3.625%, 5/15/24		15,000	15,118
Celgene Corp., 3.875%, 8/15/25		130,000	134,288
Concordia Healthcare Corp., 9.50%, 10/21/22(4)		25,000	24,375
Concordia Healthcare Corp., 7.00%, 4/15/23(4)		20,000	17,500
Gilead Sciences, Inc., 4.40%, 12/1/21		110,000	120,879
Gilead Sciences, Inc., 3.65%, 3/1/26		150,000	157,252
			1,496,058
Building Products†
Masco Corp., 4.45%, 4/1/25		110,000	109,793

Capital Markets — 0.2%
ABN AMRO Bank NV, MTN, 7.125%, 7/6/22	EUR	200,000	269,818
ABN AMRO Bank NV, MTN, VRN, 2.875%, 6/30/20	EUR	100,000	110,154
Ameriprise Financial, Inc., 4.00%, 10/15/23		$80,000	84,830
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17		330,000	352,608
E*TRADE Financial Corp., 4.625%, 9/15/23		50,000	49,125
Fidelity International Ltd., 7.125%, 2/13/24	GBP	100,000	167,158
Jefferies Group LLC, 5.125%, 4/13/18		$90,000	92,960
			1,126,653
Chemicals — 0.1%
Ashland, Inc., 4.75%, 8/15/22		60,000	59,475
Blue Cube Spinco, Inc., 9.75%, 10/15/23(4)		45,000	50,287
Chemours Co. (The), 6.625%, 5/15/23(4)		25,000	18,187
Dow Chemical Co. (The), 4.25%, 11/15/20		63,000	67,342
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43		30,000	26,485
Eastman Chemical Co., 2.70%, 1/15/20		110,000	109,154
Eastman Chemical Co., 3.60%, 8/15/22		12,000	11,942
Ecolab, Inc., 4.35%, 12/8/21		160,000	174,148
Hexion, Inc., 6.625%, 4/15/20		50,000	39,750
LyondellBasell Industries NV, 4.625%, 2/26/55		50,000	41,262
Mosaic Co. (The), 5.625%, 11/15/43		60,000	56,052
Platform Specialty Products Corp., 6.50%, 2/1/22(4)		20,000	16,300
Tronox Finance LLC, 6.375%, 8/15/20		20,000	12,650
WR Grace & Co-Conn, 5.125%, 10/1/21(4)		30,000	31,275
			714,309
Commercial Services and Supplies — 0.1%
ADT Corp. (The), 6.25%, 10/15/21		45,000	44,100
Clean Harbors, Inc., 5.25%, 8/1/20		25,000	25,188
Covanta Holding Corp., 5.875%, 3/1/24		35,000	30,275
Envision Healthcare Corp., 5.125%, 7/1/22(4)		50,000	50,250
Iron Mountain, Inc., 5.75%, 8/15/24		35,000	35,175
Republic Services, Inc., 3.55%, 6/1/22		220,000	231,040
Waste Management, Inc., 4.10%, 3/1/45		70,000	68,887
			484,915
Communications Equipment†
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29		25,000	25,828
Avaya, Inc., 7.00%, 4/1/19(4)		60,000	37,200
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23		40,000	40,367
Cisco Systems, Inc., 5.90%, 2/15/39		27,000	33,489
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23		50,000	49,500
			186,384
Construction and Engineering†
SBA Communications Corp., 4.875%, 7/15/22		60,000	61,275
Construction Materials†
Builders FirstSource, Inc., 10.75%, 8/15/23(4)		30,000	28,110
Nortek, Inc., 8.50%, 4/15/21		30,000	31,125
Owens Corning, 4.20%, 12/15/22		90,000	90,605
			149,840
Consumer Discretionary†
Party City Holdings, Inc., 6.125%, 8/15/23(4)		25,000	24,625
Consumer Finance — 0.3%
American Express Centurion Bank, MTN, 6.00%, 9/13/17		250,000	266,271
American Express Co., 1.55%, 5/22/18		60,000	59,410

American Express Credit Corp., 1.30%, 7/29/16		110,000	110,207
American Express Credit Corp., 2.60%, 9/14/20		60,000	60,407
Capital One Bank USA N.A., 2.30%, 6/5/19		250,000	248,673
CIT Group, Inc., 3.875%, 2/19/19		75,000	74,812
CIT Group, Inc., 5.00%, 8/15/22		75,000	75,469
Discover Bank, 2.00%, 2/21/18		31,000	30,641
Equifax, Inc., 3.30%, 12/15/22		100,000	102,574
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23		30,000	29,700
Navient Corp., 5.00%, 10/26/20		70,000	61,950
Navient Corp., 5.50%, 1/25/23		70,000	58,363
PNC Bank N.A., 6.00%, 12/7/17		340,000	362,691
Springleaf Finance Corp., Series J, MTN, 6.90%, 12/15/17		50,000	49,938
Synchrony Financial, 2.60%, 1/15/19		60,000	59,545
Synchrony Financial, 3.00%, 8/15/19		50,000	50,120
			1,700,771
Containers and Packaging — 0.1%
AEP Industries, Inc., 8.25%, 4/15/19		45,000	46,125
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.00%, 6/30/21(4)		85,000	78,200
Ball Corp., 4.00%, 11/15/23		110,000	107,662
Berry Plastics Corp., 5.125%, 7/15/23		60,000	60,150
BWAY Holding Co., 9.125%, 8/15/21(4)		45,000	37,800
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		35,000	35,875
Novelis, Inc., 8.375%, 12/15/17		20,000	20,000
Novelis, Inc., 8.75%, 12/15/20		30,000	27,975
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20		100,000	103,000
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.25%, 2/15/21		35,000	34,563
Sealed Air Corp., 5.125%, 12/1/24(4)		45,000	46,913
WestRock RKT Co., 3.50%, 3/1/20		80,000	81,191
			679,454
Diversified Consumer Services†
Catholic Health Initiatives, 2.95%, 11/1/22		70,000	70,246
Service Corp. International / US, 5.375%, 5/15/24		35,000	37,406
			107,652
Diversified Financial Services — 1.6%
Ally Financial, Inc., 3.60%, 5/21/18		120,000	119,700
Ally Financial, Inc., 3.50%, 1/27/19		115,000	113,275
Ally Financial, Inc., 4.125%, 2/13/22		105,000	102,375
Ally Financial, Inc., 5.75%, 11/20/25		70,000	68,163
BNP Paribas SA, MTN, 2.375%, 2/17/25	EUR	100,000	106,670
BNP Paribas SA, MTN, VRN, 2.625%, 10/14/22	EUR	200,000	213,178
Credit Agricole SA, 2.625%, 3/17/27	EUR	200,000	208,702
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	100,000	164,798
Deutsche Bank AG, 4.50%, 4/1/25		$20,000	16,983
Deutsche Bank AG, MTN, 2.75%, 2/17/25	EUR	350,000	329,924
GE Capital European Funding, MTN, 5.375%, 1/23/20	EUR	200,000	260,243
GE Capital International Funding Co., 2.34%, 11/15/20(4)		$286,000	289,090
General Electric Capital Corp., MTN, 4.65%, 10/17/21		100,000	113,315
General Electric Co., 5.30%, 2/11/21		40,000	45,276
General Electric Co., MTN, 2.30%, 4/27/17		33,000	33,599
General Electric Co., MTN, 5.625%, 9/15/17		51,000	54,392
General Electric Co., MTN, 4.375%, 9/16/20		154,000	170,341
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18		130,000	130,848
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18		150,000	152,184

Goldman Sachs Group, Inc. (The), 2.75%, 9/15/20		50,000	49,947
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		540,000	614,343
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24		15,000	15,514
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25		80,000	79,764
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37		17,000	19,492
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44		70,000	71,046
Gulf Gate Apartments, VRN, 0.43%, 3/10/16 (Acquired 9/29/03 - 11/10/03, Cost $3,000,000)(5)		3,000,000	3,000,000
HSBC Holdings plc, MTN, VRN, 3.375%, 1/10/19	EUR	300,000	336,369
HUB International Ltd., 7.875%, 10/1/21(4)		$30,000	26,925
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22		50,000	44,313
Morgan Stanley, 5.00%, 11/24/25		250,000	263,614
Morgan Stanley, MTN, 6.625%, 4/1/18		330,000	359,449
Morgan Stanley, MTN, 5.625%, 9/23/19		250,000	274,594
Morgan Stanley, MTN, 3.70%, 10/23/24		150,000	152,256
Nationwide Building Society, MTN, 6.75%, 7/22/20	EUR	420,000	538,559
			8,539,241
Diversified Telecommunication Services — 0.6%
AT&T, Inc., 3.40%, 5/15/25		$90,000	88,434
AT&T, Inc., 2.60%, 12/17/29	EUR	100,000	111,810
AT&T, Inc., 6.55%, 2/15/39		$171,000	189,256
AT&T, Inc., 4.30%, 12/15/42		130,000	111,985
British Telecommunications plc, 5.95%, 1/15/18		230,000	247,861
CenturyLink, Inc., 5.625%, 4/1/20		100,000	101,625
CenturyLink, Inc., 7.65%, 3/15/42		40,000	33,000
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(4)		180,000	181,211
Deutsche Telekom International Finance BV, 6.75%, 8/20/18		19,000	21,194
Frontier Communications Corp., 8.50%, 4/15/20		85,000	86,806
Frontier Communications Corp., 10.50%, 9/15/22(4)		85,000	86,488
Frontier Communications Corp., 11.00%, 9/15/25(4)		165,000	165,825
Intelsat Jackson Holdings SA, 7.25%, 4/1/19		120,000	92,100
Intelsat Jackson Holdings SA, 6.625%, 12/15/22		50,000	25,375
Level 3 Financing, Inc., 5.375%, 8/15/22		50,000	51,563
Orange SA, 4.125%, 9/14/21		120,000	128,091
Orange SA, MTN, VRN, 4.00%, 10/1/21	EUR	100,000	106,527
Sprint Capital Corp., 6.90%, 5/1/19		$120,000	102,900
Telecom Italia Capital SA, 6.375%, 11/15/33		95,000	87,875
Telecom Italia SpA, MTN, 5.875%, 5/19/23	GBP	50,000	72,930
Telefonica Europe BV, VRN, 5.875%, 3/31/24	EUR	100,000	101,845
Verizon Communications, Inc., 3.65%, 9/14/18		$38,000	39,794
Verizon Communications, Inc., 3.50%, 11/1/21		80,000	83,673
Verizon Communications, Inc., 5.15%, 9/15/23		27,000	30,620
Verizon Communications, Inc., 5.05%, 3/15/34		340,000	342,598
Verizon Communications, Inc., 4.40%, 11/1/34		40,000	37,700
Verizon Communications, Inc., 4.75%, 11/1/41		15,000	14,380
Verizon Communications, Inc., 6.55%, 9/15/43		79,000	96,132
Verizon Communications, Inc., 4.86%, 8/21/46		57,000	55,917
Verizon Communications, Inc., 5.01%, 8/21/54		107,000	99,922
Windstream Services LLC, 7.75%, 10/15/20		65,000	55,250
			3,050,687
Electric Utilities†
AES Corp. (The), 4.875%, 5/15/23		85,000	76,925
Terna Rete Elettrica Nazionale SpA, MTN, 2.875%, 2/16/18	EUR	100,000	114,735
			191,660

Electronic Equipment, Instruments and Components†
Sanmina Corp., 4.375%, 6/1/19(4)	$50,000	50,625
Energy Equipment and Services — 0.1%
Ensco plc, 4.70%, 3/15/21	180,000	96,700
Halliburton Co., 3.80%, 11/15/25	120,000	113,726
Hornbeck Offshore Services, Inc., 5.00%, 3/1/21	30,000	15,862
Precision Drilling Corp., 6.50%, 12/15/21	55,000	35,750
Transocean, Inc., 3.00%, 10/15/17	50,000	45,250
Transocean, Inc., 7.125%, 12/15/21	80,000	44,600
Weatherford International Ltd., 9.625%, 3/1/19	25,000	21,500
Weatherford International Ltd., 4.50%, 4/15/22	50,000	32,375
		405,763
Financial Services†
Argos Merger Sub, Inc., 7.125%, 3/15/23(4)	60,000	61,500
Food and Staples Retailing — 0.2%
CVS Health Corp., 3.50%, 7/20/22	110,000	115,058
CVS Health Corp., 5.125%, 7/20/45	60,000	67,600
Dollar General Corp., 3.25%, 4/15/23	70,000	69,211
Dollar General Corp., 4.15%, 11/1/25	30,000	31,039
Dollar Tree, Inc., 5.75%, 3/1/23(4)	30,000	32,062
Horizon Pharma Financing, Inc., 6.625%, 5/1/23(4)	20,000	17,700
Kroger Co. (The), 6.40%, 8/15/17	180,000	192,618
Kroger Co. (The), 3.30%, 1/15/21	170,000	178,065
Rite Aid Corp., 6.125%, 4/1/23(4)	90,000	96,412
SUPERVALU, Inc., 6.75%, 6/1/21	35,000	27,825
Wal-Mart Stores, Inc., 2.55%, 4/11/23	150,000	153,861
Wal-Mart Stores, Inc., 5.625%, 4/1/40	120,000	145,961
		1,127,412
Food Products — 0.1%
JBS USA LLC / JBS USA Finance, Inc., 5.75%, 6/15/25(4)	105,000	90,825
Kraft Foods Group, Inc., 5.00%, 6/4/42	90,000	93,685
Kraft Heinz Foods Co., 3.95%, 7/15/25(4)	50,000	52,506
Kraft Heinz Foods Co., 5.20%, 7/15/45(4)	70,000	75,673
Mondelez International, Inc., 4.00%, 2/1/24	110,000	114,939
NBTY, Inc., 9.00%, 10/1/18	25,000	25,687
Pilgrim's Pride Corp., 5.75%, 3/15/25(4)	70,000	68,337
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 4.875%, 5/1/21	25,000	25,437
Post Holdings, Inc., 7.375%, 2/15/22	60,000	63,825
Post Holdings, Inc., 7.75%, 3/15/24(4)	5,000	5,487
Smithfield Foods, Inc., 6.625%, 8/15/22	30,000	31,800
Tyson Foods, Inc., 4.50%, 6/15/22	100,000	107,791
		755,992
Gas Utilities — 0.4%
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.00%, 12/15/20	40,000	29,100
Enbridge Energy Partners LP, 6.50%, 4/15/18	130,000	131,409
Enbridge, Inc., 4.50%, 6/10/44	60,000	43,158
Energy Transfer Equity LP, 5.875%, 1/15/24	50,000	41,500
Energy Transfer Partners LP, 4.15%, 10/1/20	110,000	95,910
Energy Transfer Partners LP, 5.20%, 2/1/22	50,000	43,306
Energy Transfer Partners LP, 3.60%, 2/1/23	110,000	91,405
Energy Transfer Partners LP, 6.50%, 2/1/42	80,000	64,848
Enterprise Products Operating LLC, 6.30%, 9/15/17	230,000	241,592
Enterprise Products Operating LLC, 4.85%, 3/15/44	220,000	189,493

Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 8/1/22	60,000	50,700
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	200,000	170,221
Kinder Morgan, Inc., 4.30%, 6/1/25	40,000	36,243
Magellan Midstream Partners LP, 6.55%, 7/15/19	100,000	109,310
MPLX LP, 4.875%, 12/1/24(4)	25,000	20,462
MPLX LP, 4.875%, 6/1/25(4)	60,000	49,608
NGPL PipeCo LLC, 7.12%, 12/15/17(4)	25,000	23,438
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	160,000	131,978
Regency Energy Partners LP / Regency Energy Finance Corp., 5.50%, 4/15/23	25,000	21,063
Rockies Express Pipeline LLC, 5.625%, 4/15/20(4)	95,000	85,156
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	90,000	82,013
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	170,000	139,464
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/18	35,000	33,709
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	50,000	38,250
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 6.25%, 10/15/22(4)	45,000	41,625
TransCanada PipeLines Ltd., 2.50%, 8/1/22	19,000	17,620
Williams Cos., Inc. (The), 3.70%, 1/15/23	80,000	59,600
Williams Cos., Inc. (The), 4.55%, 6/24/24	45,000	33,975
Williams Partners LP, 4.125%, 11/15/20	20,000	16,432
Williams Partners LP, 5.10%, 9/15/45	60,000	41,009
		2,173,597
Health Care Equipment and Supplies — 0.2%
Alere, Inc., 6.50%, 6/15/20	70,000	72,800
Becton Dickinson and Co., 3.73%, 12/15/24	180,000	186,576
Kinetic Concepts, Inc. / KCI USA, Inc., 10.50%, 11/1/18	70,000	64,925
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23(4)	105,000	103,687
Medtronic, Inc., 2.50%, 3/15/20	70,000	71,752
Medtronic, Inc., 2.75%, 4/1/23	50,000	50,128
Medtronic, Inc., 3.50%, 3/15/25	12,000	12,586
Medtronic, Inc., 4.375%, 3/15/35	190,000	197,174
St. Jude Medical, Inc., 2.00%, 9/15/18	40,000	40,201
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	60,000	60,123
		859,952
Health Care Providers and Services — 0.4%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22	55,000	54,808
Aetna, Inc., 2.75%, 11/15/22	90,000	88,260
Amsurg Corp., 5.625%, 7/15/22	40,000	41,350
Centene Escrow Corp., 6.125%, 2/15/24(4)	35,000	37,231
CHS / Community Health Systems, Inc., 5.125%, 8/1/21	45,000	45,450
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	70,000	60,375
DaVita HealthCare Partners, Inc., 5.125%, 7/15/24	100,000	101,938
DaVita HealthCare Partners, Inc., 5.00%, 5/1/25	10,000	10,000
Express Scripts Holding Co., 2.65%, 2/15/17	200,000	202,034
Express Scripts Holding Co., 7.25%, 6/15/19	140,000	160,467
Fresenius Medical Care US Finance II, Inc., 4.75%, 10/15/24(4)	50,000	51,350
HCA, Inc., 3.75%, 3/15/19	250,000	255,287
HCA, Inc., 4.75%, 5/1/23	155,000	158,875
HCA, Inc., 5.375%, 2/1/25	140,000	142,800
HealthSouth Corp., 5.75%, 11/1/24	25,000	25,375
IASIS Healthcare LLC / IASIS Capital Corp., 8.375%, 5/15/19	65,000	62,075
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 8/1/23(4)	30,000	30,675
Kindred Healthcare, Inc., 8.00%, 1/15/20	55,000	51,150
LifePoint Health, Inc., 5.50%, 12/1/21	35,000	36,575

NYU Hospitals Center, 4.43%, 7/1/42	70,000	71,148
Tenet Healthcare Corp., 5.00%, 3/1/19	50,000	48,000
Tenet Healthcare Corp., 6.00%, 10/1/20	100,000	106,313
Tenet Healthcare Corp., 8.125%, 4/1/22	100,000	98,812
Tenet Healthcare Corp., 6.75%, 6/15/23	60,000	54,900
UnitedHealth Group, Inc., 2.875%, 3/15/22	120,000	122,467
UnitedHealth Group, Inc., 3.75%, 7/15/25	50,000	53,269
UnitedHealth Group, Inc., 4.25%, 3/15/43	80,000	80,190
		2,251,174
Hotels, Restaurants and Leisure — 0.2%
1011778 B.C. ULC / New Red Finance, Inc., 6.00%, 4/1/22(4)	70,000	73,150
Boyd Gaming Corp., 6.875%, 5/15/23	25,000	25,812
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope, 8.00%, 10/1/20	60,000	58,950
Eldorado Resorts, Inc., 7.00%, 8/1/23	50,000	50,125
FelCor Lodging LP, 5.625%, 3/1/23	25,000	25,563
Golden Nugget Escrow, Inc., 8.50%, 12/1/21(4)	60,000	57,600
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 5.625%, 10/15/21	65,000	67,762
International Game Technology plc, 6.25%, 2/15/22(4)	60,000	57,000
McDonald's Corp., MTN, 3.375%, 5/26/25	60,000	61,456
MGM Resorts International, 5.25%, 3/31/20	80,000	82,100
MGM Resorts International, 6.00%, 3/15/23	50,000	51,375
Pinnacle Entertainment, 7.50%, 4/15/21	45,000	47,025
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	35,000	35,700
Scientific Games International, Inc., 7.00%, 1/1/22(4)	60,000	58,800
Scientific Games International, Inc., 10.00%, 12/1/22	20,000	15,800
Station Casinos LLC, 7.50%, 3/1/21	85,000	89,144
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(4)	40,000	38,350
Yum! Brands, Inc., 3.75%, 11/1/21	25,000	22,859
		918,571
Household Durables — 0.1%
Beazer Homes USA, Inc., 7.25%, 2/1/23	25,000	17,871
CalAtlantic Group, Inc., 8.375%, 5/15/18	40,000	44,250
KB Home, 4.75%, 5/15/19	25,000	24,000
KB Home, 7.00%, 12/15/21	15,000	14,325
Meritage Homes Corp., 7.00%, 4/1/22	25,000	26,062
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23(4)	30,000	29,475
Taylor Morrison Communities, Inc. / Monarch Communities, Inc., 5.625%, 3/1/24(4)	80,000	72,000
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24	40,000	38,200
WCI Communities, Inc., 6.875%, 8/15/21	45,000	45,450
		311,633
Household Products†
Energizer Holdings, Inc, 5.50%, 6/15/25(4)	25,000	24,813
Spectrum Brands, Inc., 5.75%, 7/15/25	100,000	105,875
		130,688
Industrial Conglomerates — 0.1%
General Electric Co., 5.25%, 12/6/17	40,000	42,852
General Electric Co., 2.70%, 10/9/22	90,000	93,186
General Electric Co., 4.125%, 10/9/42	60,000	60,811
HD Supply, Inc., 5.25%, 12/15/21(4)	80,000	84,375
Signode Industrial Group Lux SA / Signode Industrial Group US, Inc., 6.375%, 5/1/22(4)	75,000	64,125
Wise Metals Group LLC / Wise Alloys Finance Corp., 8.75%, 12/15/18(4)	20,000	16,900
		362,249

Insurance — 0.7%
ACE INA Holdings, Inc., 3.15%, 3/15/25		120,000	120,837
ACE INA Holdings, Inc., 3.35%, 5/3/26		60,000	61,507
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 4.50%, 5/15/21		155,000	156,744
Allianz Finance II BV, MTN, 4.75%, 7/22/19	EUR	50,000	62,772
Allianz Finance II BV, MTN, VRN, 5.75%, 7/8/21	EUR	200,000	250,468
Allianz SE, MTN, VRN, 4.75%, 10/24/23	EUR	200,000	230,499
American International Group, Inc., 4.125%, 2/15/24		$240,000	243,785
American International Group, Inc., 4.50%, 7/16/44		70,000	62,277
American International Group, Inc., MTN, 5.85%, 1/16/18		21,000	22,402
Aquarius & Investments plc for Zurich Insurance Co. Ltd., MTN, VRN, 4.25%, 10/2/23	EUR	100,000	114,994
Assicurazioni Generali SpA, VRN, 6.42%, 2/8/22	GBP	50,000	63,602
AXA SA, 7.125%, 12/15/20	GBP	110,000	176,661
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21		$15,000	16,509
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		70,000	72,614
Berkshire Hathaway, Inc., 4.50%, 2/11/43		110,000	111,149
CNP Assurances, VRN, 4.00%, 11/18/24	EUR	400,000	388,365
Genworth Holdings, Inc., 7.625%, 9/24/21		$45,000	29,812
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		30,000	35,432
Liberty Mutual Group, Inc., 4.85%, 8/1/44(4)		110,000	104,988
Lincoln National Corp., 6.25%, 2/15/20		180,000	201,354
Markel Corp., 4.90%, 7/1/22		120,000	131,235
Markel Corp., 3.625%, 3/30/23		30,000	30,297
MetLife, Inc., 4.125%, 8/13/42		9,000	8,167
MetLife, Inc., 4.875%, 11/13/43		70,000	71,897
Metropolitan Life Global Funding I, 3.00%, 1/10/23(4)		100,000	99,269
Principal Financial Group, Inc., 3.30%, 9/15/22		50,000	50,131
Prudential Financial, Inc., 5.375%, 6/21/20		12,000	13,266
Prudential Financial, Inc., 5.625%, 5/12/41		130,000	137,018
TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24(4)		60,000	61,740
Travelers Cos., Inc. (The), 4.60%, 8/1/43		60,000	64,880
Travelers Cos., Inc. (The), 4.30%, 8/25/45		30,000	31,318
Voya Financial, Inc., 5.50%, 7/15/22		30,000	33,326
Voya Financial, Inc., 5.70%, 7/15/43		110,000	122,719
WR Berkley Corp., 4.625%, 3/15/22		80,000	85,789
WR Berkley Corp., 4.75%, 8/1/44		50,000	48,875
			3,516,698
Internet Software and Services†
Equinix, Inc., 5.375%, 4/1/23		35,000	37,614
Match Group, Inc., 6.75%, 12/15/22(4)		30,000	30,525
Netflix, Inc., 5.75%, 3/1/24		60,000	63,225
VeriSign, Inc., 4.625%, 5/1/23		25,000	24,750
			156,114
IT Services — 0.1%
CDW LLC / CDW Finance Corp., 5.00%, 9/1/23		40,000	41,100
Fidelity National Information Services, Inc., 4.50%, 10/15/22		90,000	93,357
Fidelity National Information Services, Inc., 3.50%, 4/15/23		70,000	66,600
First Data Corp., 7.00%, 12/1/23(4)		65,000	65,065
First Data Corp., 5.00%, 1/15/24(4)		15,000	15,272
First Data Corp., 5.75%, 1/15/24(4)		75,000	75,656
Xerox Corp., 2.95%, 3/15/17		50,000	50,119
			407,169

Life Sciences Tools and Services†
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	93,000	95,259
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	35,000	35,048
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	80,000	86,493
		216,800
Machinery†
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	16,000	16,216
CNH Industrial Capital LLC, 3.375%, 7/15/19	50,000	47,312
Terex Corp., 6.00%, 5/15/21	40,000	38,000
		101,528
Marine†
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21	90,000	72,450
Media — 0.8%
21st Century Fox America, Inc., 3.70%, 10/15/25	30,000	30,243
21st Century Fox America, Inc., 6.90%, 8/15/39	170,000	191,879
21st Century Fox America, Inc., 4.75%, 9/15/44	12,000	11,297
Altice Financing SA, 6.625%, 2/15/23(4)	120,000	118,800
Altice Luxembourg SA, 7.75%, 5/15/22(4)	75,000	72,937
AMC Entertainment, Inc., 5.75%, 6/15/25	25,000	25,906
CBS Corp., 3.50%, 1/15/25	80,000	77,738
CBS Corp., 4.85%, 7/1/42	50,000	44,849
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	180,000	182,475
CCO Safari II LLC, 4.91%, 7/23/25(4)	290,000	297,268
CCOH Safari LLC, 5.75%, 2/15/26(4)	100,000	100,513
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	80,000	70,700
Comcast Corp., 6.40%, 5/15/38	110,000	139,444
Comcast Corp., 4.75%, 3/1/44	120,000	126,423
CSC Holdings LLC, 6.75%, 11/15/21	35,000	35,613
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.00%, 3/1/21	150,000	164,860
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 4.45%, 4/1/24	50,000	52,811
Discovery Communications LLC, 5.625%, 8/15/19	130,000	140,781
Discovery Communications LLC, 3.25%, 4/1/23	7,000	6,440
DISH DBS Corp., 6.75%, 6/1/21	105,000	107,231
DISH DBS Corp., 5.00%, 3/15/23	15,000	13,313
DISH DBS Corp., 5.875%, 11/15/24	70,000	63,161
iHeartCommunications, Inc., 9.00%, 3/1/21	50,000	34,250
Lamar Media Corp., 5.00%, 5/1/23	80,000	81,200
NBCUniversal Media LLC, 5.15%, 4/30/20	80,000	90,104
NBCUniversal Media LLC, 4.375%, 4/1/21	140,000	154,618
NBCUniversal Media LLC, 2.875%, 1/15/23	60,000	61,200
Neptune Finco Corp., 6.625%, 10/15/25(4)	120,000	126,900
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(4)	130,000	132,112
Numericable-SFR SA, 6.00%, 5/15/22(4)	120,000	119,400
Omnicom Group, Inc., 3.625%, 5/1/22	30,000	30,627
Regal Entertainment Group, 5.75%, 3/15/22	30,000	30,450
RR Donnelley & Sons Co., 6.00%, 4/1/24	35,000	26,425
Sinclair Television Group, Inc., 5.375%, 4/1/21	55,000	55,962
Sirius XM Radio, Inc., 5.375%, 4/15/25(4)	75,000	75,000
TEGNA, Inc., 5.50%, 9/15/24(4)	60,000	61,725
Time Warner Cable, Inc., 4.50%, 9/15/42	110,000	90,210
Time Warner, Inc., 3.60%, 7/15/25	50,000	49,320
Time Warner, Inc., 7.70%, 5/1/32	220,000	264,666
Time Warner, Inc., 5.35%, 12/15/43	50,000	47,737

Univision Communications, Inc., 8.50%, 5/15/21(4)		5,000	5,044
Univision Communications, Inc., 5.125%, 2/15/25(4)		70,000	68,687
Viacom, Inc., 4.50%, 3/1/21		90,000	93,069
Viacom, Inc., 3.125%, 6/15/22		60,000	54,747
Virgin Media Secured Finance plc, 5.25%, 1/15/26(4)		95,000	95,000
Walt Disney Co. (The), MTN, 2.35%, 12/1/22		12,000	12,200
Walt Disney Co. (The), MTN, 4.125%, 6/1/44		80,000	82,739
Wind Acquisition Finance SA, 4.75%, 7/15/20(4)		75,000	72,750
WMG Acquisition Corp., 5.625%, 4/15/22(4)		45,000	44,775
			4,135,599
Metals and Mining — 0.2%
Alcoa, Inc., 5.40%, 4/15/21		35,000	34,659
Alcoa, Inc., 5.125%, 10/1/24		75,000	68,156
Allegheny Technologies, Inc., 5.95%, 1/15/21		30,000	21,975
Anglo American Capital plc, 4.875%, 5/14/25(4)		25,000	18,750
ArcelorMittal, 5.50%, 2/25/17		100,000	101,250
ArcelorMittal, 6.125%, 6/1/18		5,000	4,975
ArcelorMittal, 6.50%, 3/1/21		80,000	72,409
Barrick North America Finance LLC, 4.40%, 5/30/21		100,000	98,182
Barrick North America Finance LLC, 5.75%, 5/1/43		30,000	24,791
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21		25,000	24,751
First Quantum Minerals Ltd., 6.75%, 2/15/20(4)		65,000	34,125
Freeport-McMoRan, Inc., 2.30%, 11/14/17		40,000	36,800
Freeport-McMoRan, Inc., 3.55%, 3/1/22		95,000	63,650
Freeport-McMoRan, Inc., 3.875%, 3/15/23		5,000	3,312
Freeport-McMoRan, Inc., 5.40%, 11/14/34		35,000	20,650
Glencore Finance Canada Ltd., 4.95%, 11/15/21(4)		70,000	58,519
Glencore Finance Europe SA, MTN, 1.625%, 1/18/22	EUR	200,000	170,516
HudBay Minerals, Inc., 9.50%, 10/1/20		$20,000	11,507
Lundin Mining Corp., 7.875%, 11/1/22(4)		20,000	16,500
Newmont Mining Corp., 6.25%, 10/1/39		40,000	35,671
Steel Dynamics, Inc., 5.25%, 4/15/23		30,000	28,275
Teck Resources Ltd., 3.15%, 1/15/17		38,000	36,860
Teck Resources Ltd., 2.50%, 2/1/18		35,000	30,166
Teck Resources Ltd., 4.75%, 1/15/22		45,000	28,125
			1,044,574
Multi-Utilities — 0.6%
Berkshire Hathaway Energy Co., 3.50%, 2/1/25		80,000	82,521
Calpine Corp., 5.375%, 1/15/23		60,000	56,250
Calpine Corp., 5.75%, 1/15/25		70,000	63,262
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42		20,000	18,409
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43		60,000	58,670
Constellation Energy Group, Inc., 5.15%, 12/1/20		120,000	132,381
Consumers Energy Co., 2.85%, 5/15/22		30,000	30,673
Consumers Energy Co., 3.375%, 8/15/23		110,000	115,715
Dominion Resources, Inc., 6.40%, 6/15/18		190,000	207,639
Dominion Resources, Inc., 2.75%, 9/15/22		80,000	78,292
Dominion Resources, Inc., 3.625%, 12/1/24		80,000	80,196
Dominion Resources, Inc., 4.90%, 8/1/41		70,000	68,164
Duke Energy Florida LLC, 6.35%, 9/15/37		170,000	223,242
Duke Energy Florida LLC, 3.85%, 11/15/42		80,000	77,916
Duke Energy Progress, LLC, 4.15%, 12/1/44		9,000	9,211
Dynegy, Inc., 6.75%, 11/1/19		55,000	51,563

Dynegy, Inc., 7.375%, 11/1/22		60,000	50,400
Edison International, 3.75%, 9/15/17		110,000	113,359
Engie SA, VRN, 4.75%, 7/10/21	EUR	200,000	229,316
Exelon Generation Co. LLC, 4.25%, 6/15/22		$60,000	60,979
Exelon Generation Co. LLC, 5.60%, 6/15/42		40,000	36,341
FirstEnergy Corp., 4.25%, 3/15/23		120,000	125,452
GenOn Energy, Inc., 9.875%, 10/15/20		70,000	42,700
Georgia Power Co., 4.30%, 3/15/42		50,000	49,493
Nisource Finance Corp., 5.65%, 2/1/45		70,000	81,279
NRG Energy, Inc., 6.25%, 7/15/22		110,000	93,500
Potomac Electric Power Co., 3.60%, 3/15/24		70,000	74,244
Progress Energy, Inc., 3.15%, 4/1/22		60,000	60,281
RWE AG, 3.50%, 4/21/25	EUR	200,000	154,202
Sempra Energy, 6.50%, 6/1/16		$19,000	19,224
Sempra Energy, 2.875%, 10/1/22		130,000	126,032
Southern Power Co., 5.15%, 9/15/41		40,000	37,284
SSE plc, VRN, 2.375%, 4/1/21	EUR	200,000	195,078
Talen Energy Supply LLC, 4.625%, 7/15/19(4)		$60,000	48,600
Virginia Electric and Power Co., 4.45%, 2/15/44		50,000	53,275
Xcel Energy, Inc., 4.80%, 9/15/41		30,000	31,750
			3,036,893
Multiline Retail — 0.1%
J.C. Penney Corp., Inc., 5.65%, 6/1/20		25,000	23,000
Macy's Retail Holdings, Inc., 2.875%, 2/15/23		120,000	108,567
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21(4)		55,000	39,045
Target Corp., 4.00%, 7/1/42		90,000	91,867
			262,479
Oil, Gas and Consumable Fuels — 0.6%
AmeriGas Finance LLC / AmeriGas Finance Corp., 6.75%, 5/20/20		95,000	96,900
Anadarko Petroleum Corp., 5.95%, 9/15/16		40,000	40,235
Anadarko Petroleum Corp., 6.45%, 9/15/36		60,000	49,947
Antero Resources Corp., 5.125%, 12/1/22		55,000	47,162
Apache Corp., 4.75%, 4/15/43		50,000	38,368
BP Capital Markets plc, 4.50%, 10/1/20		40,000	42,303
BP Capital Markets plc, 2.75%, 5/10/23		100,000	94,763
California Resources Corp., 8.00%, 12/15/22(4)		70,000	17,675
Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.50%, 4/15/21		25,000	15,188
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20		55,000	42,900
Cenovus Energy, Inc., 5.70%, 10/15/19		30,000	26,495
Cenovus Energy, Inc., 6.75%, 11/15/39		30,000	21,952
Chesapeake Energy Corp., 8.00%, 12/15/22(4)		75,000	29,625
Chevron Corp., 2.43%, 6/24/20		40,000	40,007
Concho Resources, Inc., 6.50%, 1/15/22		50,000	48,250
Concho Resources, Inc., 5.50%, 10/1/22		45,000	41,934
Concho Resources, Inc., 5.50%, 4/1/23		50,000	47,000
ConocoPhillips Holding Co., 6.95%, 4/15/29		40,000	42,940
CONSOL Energy, Inc., 5.875%, 4/15/22		25,000	16,438
Continental Resources, Inc., 5.00%, 9/15/22		50,000	38,012
Continental Resources, Inc., 3.80%, 6/1/24		135,000	92,171
Continental Resources, Inc., 4.90%, 6/1/44		15,000	9,225
Denbury Resources, Inc., 5.50%, 5/1/22		35,000	11,200
Devon Energy Corp., 5.00%, 6/15/45		30,000	19,913
Encana Corp., 3.90%, 11/15/21		35,000	24,880

Encana Corp., 6.50%, 2/1/38		30,000	18,410
EOG Resources, Inc., 5.625%, 6/1/19		210,000	221,648
EOG Resources, Inc., 4.10%, 2/1/21		70,000	71,314
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/20		80,000	23,200
Exxon Mobil Corp., 2.71%, 3/6/25		140,000	138,741
Exxon Mobil Corp., 3.04%, 3/1/26(6)		50,000	50,000
Ferrellgas LP / Ferrellgas Finance Corp., 6.50%, 5/1/21		90,000	69,300
Halcon Resources Corp., 8.625%, 2/1/20(4)		15,000	8,344
Hess Corp., 6.00%, 1/15/40		50,000	38,025
Laredo Petroleum, Inc., 5.625%, 1/15/22		35,000	22,575
Linn Energy LLC / Linn Energy Finance Corp., 8.625%, 4/15/20		70,000	3,675
Marathon Petroleum Corp., 3.50%, 3/1/16		40,000	40,000
MEG Energy Corp., 6.50%, 3/15/21(4)		35,000	17,063
Newfield Exploration Co., 5.75%, 1/30/22		115,000	108,387
Noble Energy, Inc., 4.15%, 12/15/21		120,000	104,682
Oasis Petroleum, Inc., 6.875%, 3/15/22		45,000	26,550
Occidental Petroleum Corp., 4.625%, 6/15/45		20,000	19,235
Phillips 66, 4.30%, 4/1/22		160,000	163,404
Phillips 66, 4.65%, 11/15/34		100,000	91,605
QEP Resources, Inc., 5.375%, 10/1/22		75,000	52,125
Range Resources Corp., 5.00%, 8/15/22		45,000	37,800
Sabine Pass LNG LP, 6.50%, 11/1/20		85,000	90,074
Sanchez Energy Corp., 6.125%, 1/15/23		20,000	7,200
Shell International Finance BV, 2.375%, 8/21/22		100,000	96,677
Shell International Finance BV, 3.625%, 8/21/42		70,000	58,646
Shell International Finance BV, 4.55%, 8/12/43		6,000	5,740
SM Energy Co., 5.00%, 1/15/24		25,000	10,063
Statoil ASA, 3.95%, 5/15/43		102,000	89,058
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24		75,000	64,500
Tesoro Corp., 5.375%, 10/1/22		25,000	23,406
Total Capital Canada Ltd., 2.75%, 7/15/23		10,000	9,572
Total Capital SA, 2.125%, 8/10/18		90,000	90,222
Total SA, MTN, VRN, 2.25%, 2/26/21	EUR	100,000	101,161
Whiting Petroleum Corp., 5.00%, 3/15/19		$5,000	2,525
Whiting Petroleum Corp., 5.75%, 3/15/21		60,000	28,350
WPX Energy, Inc., 6.00%, 1/15/22		70,000	40,425
			3,039,185
Paper and Forest Products†
Georgia-Pacific LLC, 2.54%, 11/15/19(4)		130,000	129,774
International Paper Co., 6.00%, 11/15/41		30,000	29,368
			159,142
Pharmaceuticals — 0.3%
Actavis Funding SCS, 3.85%, 6/15/24		80,000	82,718
Actavis Funding SCS, 4.55%, 3/15/35		80,000	80,659
Actavis, Inc., 1.875%, 10/1/17		130,000	130,162
Actavis, Inc., 3.25%, 10/1/22		190,000	191,073
Actavis, Inc., 4.625%, 10/1/42		40,000	39,695
Bayer AG, VRN, 2.375%, 10/2/22	EUR	50,000	51,150
Capsugel SA, PIK, 7.00%, 5/15/19(4)		$10,000	10,025
Endo Finance LLC / Endo Finco, Inc., 5.875%, 1/15/23(4)		130,000	130,000
GlaxoSmithKline Capital plc, 2.85%, 5/8/22		9,000	9,280
Merck & Co., Inc., 2.40%, 9/15/22		110,000	110,606
Roche Holdings, Inc., 3.35%, 9/30/24(4)		60,000	63,757

Roche Holdings, Inc., 4.00%, 11/28/44(4)	200,000	215,045
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18(4)	50,000	47,250
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(4)	115,000	106,088
Valeant Pharmaceuticals International, Inc., 5.50%, 3/1/23(4)	85,000	67,575
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25(4)	95,000	76,950
		1,412,033
Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp., 5.05%, 9/1/20	40,000	42,969
Boston Properties LP, 3.65%, 2/1/26	40,000	40,591
Communications Sales & Leasing, Inc. / CSL Capital LLC, 8.25%, 10/15/23	50,000	44,875
Corrections Corp. of America, 4.125%, 4/1/20	35,000	35,438
Crown Castle International Corp., 5.25%, 1/15/23	35,000	37,187
Crown Castle International Corp., 4.45%, 2/15/26	60,000	61,101
CTR Partnership LP / CareTrust Capital Corp., 5.875%, 6/1/21	25,000	24,438
DDR Corp., 3.625%, 2/1/25	80,000	76,246
Essex Portfolio LP, 3.625%, 8/15/22	90,000	93,100
Essex Portfolio LP, 3.375%, 1/15/23	40,000	40,559
Essex Portfolio LP, 3.25%, 5/1/23	30,000	29,693
Hospitality Properties Trust, 4.65%, 3/15/24	160,000	153,716
iStar, Inc., 5.00%, 7/1/19	25,000	23,375
Kilroy Realty LP, 3.80%, 1/15/23	110,000	111,277
Kilroy Realty LP, 4.375%, 10/1/25	30,000	31,270
Realty Income Corp., 4.125%, 10/15/26	50,000	51,161
Senior Housing Properties Trust, 4.75%, 5/1/24	100,000	96,637
Simon Property Group LP, 3.30%, 1/15/26	90,000	91,206
Ventas Realty LP / Ventas Capital Corp., 4.75%, 6/1/21	40,000	43,106
Welltower, Inc., 2.25%, 3/15/18	30,000	29,936
Welltower, Inc., 3.75%, 3/15/23	100,000	99,273
		1,257,154
Real Estate Management and Development†
Realogy Group LLC / Realogy Co-Issuer Corp., 4.50%, 4/15/19(4)	45,000	46,406
Road and Rail — 0.1%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	142,000	151,390
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	90,000	96,390
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	16,000	16,306
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	40,000	39,108
CSX Corp., 4.25%, 6/1/21	14,000	15,050
CSX Corp., 3.40%, 8/1/24	110,000	111,841
Norfolk Southern Corp., 5.75%, 4/1/18	17,000	18,341
Norfolk Southern Corp., 3.25%, 12/1/21	90,000	90,667
Union Pacific Corp., 4.00%, 2/1/21	60,000	64,928
Union Pacific Corp., 4.75%, 9/15/41	120,000	129,979
		734,000
Semiconductors and Semiconductor Equipment†
Advanced Micro Devices, Inc., 7.50%, 8/15/22	25,000	16,375
Intel Corp., 3.70%, 7/29/25	50,000	54,060
KLA-Tencor Corp., 4.65%, 11/1/24	30,000	29,550
Micron Technology, Inc., 5.25%, 8/1/23(4)	35,000	30,056
Micron Technology, Inc., 5.50%, 2/1/25	45,000	38,138
NXP BV / NXP Funding LLC, 5.75%, 3/15/23(4)	50,000	51,875
		220,054
Software — 0.2%
Activision Blizzard, Inc., 5.625%, 9/15/21(4)	35,000	36,969

Infor US, Inc., 6.50%, 5/15/22(4)	45,000	39,150
Intuit, Inc., 5.75%, 3/15/17	302,000	314,915
Microsoft Corp., 2.375%, 5/1/23	50,000	50,612
Microsoft Corp., 2.70%, 2/12/25	120,000	122,442
Microsoft Corp., 3.125%, 11/3/25	60,000	63,117
Nuance Communications, Inc., 5.375%, 8/15/20(4)	20,000	20,550
Oracle Corp., 2.50%, 10/15/22	200,000	200,748
Oracle Corp., 3.625%, 7/15/23	60,000	63,555
Oracle Corp., 3.40%, 7/8/24	80,000	83,806
Oracle Corp., 2.95%, 5/15/25	100,000	100,967
Oracle Corp., 4.30%, 7/8/34	20,000	20,531
		1,117,362
Specialty Retail — 0.1%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.125%, 6/1/22(4)	25,000	23,406
Hertz Corp. (The), 6.25%, 10/15/22	65,000	62,156
Home Depot, Inc. (The), 3.35%, 9/15/25	60,000	63,852
Home Depot, Inc. (The), 5.95%, 4/1/41	180,000	230,180
Michaels Stores, Inc., 5.875%, 12/15/20(4)	30,000	30,975
Serta Simmons Bedding LLC, 8.125%, 10/1/20(4)	65,000	67,113
Sonic Automotive, Inc., 5.00%, 5/15/23	25,000	23,750
Toys "R" Us Property Co. II LLC, 8.50%, 12/1/17	20,000	18,950
United Rentals North America, Inc., 4.625%, 7/15/23	135,000	135,506
United Rentals North America, Inc., 5.50%, 7/15/25	70,000	66,675
		722,563
Technology Hardware, Storage and Peripherals — 0.2%
Apple, Inc., 1.00%, 5/3/18	12,000	11,969
Apple, Inc., 2.85%, 5/6/21	100,000	103,984
Apple, Inc., 3.45%, 5/6/24	220,000	232,681
CommScope Technologies Finance LLC, 6.00%, 6/15/25(4)	80,000	79,600
Dell, Inc., 5.875%, 6/15/19	25,000	25,913
Hewlett Packard Enterprise Co., 3.60%, 10/15/20(4)	170,000	169,722
Hewlett Packard Enterprise Co., 4.90%, 10/15/25(4)	90,000	85,542
HP, Inc., 4.30%, 6/1/21	150,000	151,589
NCR Corp., 5.00%, 7/15/22	30,000	28,537
Seagate HDD Cayman, 4.75%, 6/1/23	120,000	97,119
		986,656
Textiles, Apparel and Luxury Goods†
L Brands, Inc., 5.625%, 2/15/22	65,000	69,908
Men's Wearhouse, Inc. (The), 7.00%, 7/1/22	75,000	56,250
		126,158
Tobacco — 0.1%
Altria Group, Inc., 2.85%, 8/9/22	132,000	132,830
Philip Morris International, Inc., 4.125%, 5/17/21	150,000	164,134
Reynolds American, Inc., 4.45%, 6/12/25	130,000	141,454
		438,418
Wireless Telecommunication Services — 0.1%
Sprint Communications, Inc., 7.00%, 3/1/20(4)	5,000	4,938
Sprint Corp., 7.25%, 9/15/21	115,000	87,113
Sprint Corp., 7.875%, 9/15/23	110,000	81,731
Sprint Corp., 7.125%, 6/15/24	110,000	78,925
T-Mobile USA, Inc., 6.63%, 4/28/21	95,000	99,750
T-Mobile USA, Inc., 6.625%, 4/1/23	80,000	84,000
T-Mobile USA, Inc., 6.375%, 3/1/25	60,000	60,975

Vodafone Group plc, 5.625%, 2/27/17		70,000	72,929
			570,361
TOTAL CORPORATE BONDS (Cost $69,294,139)			68,374,052
SOVEREIGN GOVERNMENTS AND AGENCIES — 8.2%
Australia — 0.2%
Australia Government Bond, 4.50%, 4/15/20	AUD	204,000	161,121
Australia Government Bond, 2.75%, 4/21/24	AUD	1,080,000	796,912
New South Wales Treasury Corp., 4.00%, 2/20/17	AUD	210,000	152,805
New South Wales Treasury Corp., 5.50%, 3/1/17	AUD	247,000	182,430
			1,293,268
Austria — 0.2%
Austria Government Bond, 4.35%, 3/15/19(4)	EUR	285,000	355,335
Austria Government Bond, 3.90%, 7/15/20(4)	EUR	58,000	74,897
Austria Government Bond, 3.40%, 11/22/22(4)	EUR	125,000	167,715
Austria Government Bond, 1.65%, 10/21/24(4)	EUR	72,000	87,788
Austria Government Bond, 4.15%, 3/15/37(4)	EUR	100,000	171,046
			856,781
Belgium — 0.3%
Belgium Government Bond, 4.00%, 3/28/18(4)	EUR	253,000	300,886
Belgium Government Bond, 4.25%, 9/28/22	EUR	217,000	303,247
Belgium Government Bond, 2.25%, 6/22/23	EUR	431,000	544,337
Belgium Government Bond, 5.00%, 3/28/35(4)	EUR	75,000	134,994
Belgium Government Bond, 4.25%, 3/28/41(4)	EUR	123,000	215,580
			1,499,044
Canada — 0.5%
Canadian Government Bond, 1.50%, 3/1/17	CAD	490,000	365,696
Canadian Government Bond, 4.00%, 6/1/17	CAD	123,000	94,837
Canadian Government Bond, 3.75%, 6/1/19	CAD	348,000	283,680
Canadian Government Bond, 3.25%, 6/1/21	CAD	257,000	214,727
Canadian Government Bond, 4.00%, 6/1/41	CAD	385,000	397,705
Province of British Columbia, 3.25%, 12/18/21	CAD	257,000	208,389
Province of British Columbia, 2.85%, 6/18/25	CAD	470,000	369,172
Province of Ontario Canada, 1.00%, 7/22/16		$90,000	90,024
Province of Ontario Canada, 4.40%, 6/2/19	CAD	325,000	265,332
Province of Ontario Canada, 4.65%, 6/2/41	CAD	240,000	222,933
Province of Quebec Canada, 3.00%, 9/1/23	CAD	180,000	142,338
Province of Quebec Canada, 5.00%, 12/1/41	CAD	55,000	53,426
			2,708,259
Czech†
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	2,300,000	120,672
Denmark†
Denmark Government Bond, 4.00%, 11/15/19	DKK	16,000	2,706
Denmark Government Bond, 7.00%, 11/10/24	DKK	563,000	130,434
Denmark Government Bond, 4.50%, 11/15/39	DKK	285,000	72,759
			205,899
Finland — 0.1%
Finland Government Bond, 4.375%, 7/4/19(4)	EUR	105,000	132,609
Finland Government Bond, 1.625%, 9/15/22(4)	EUR	142,000	171,642
Finland Government Bond, 4.00%, 7/4/25(4)	EUR	17,000	24,726
			328,977
France — 0.6%
France Government Bond OAT, 3.25%, 10/25/21	EUR	1,235,000	1,602,335
France Government Bond OAT, 1.75%, 11/25/24	EUR	704,000	863,228

France Government Bond OAT, 5.50%, 4/25/29	EUR	157,000	271,073
France Government Bond OAT, 3.25%, 5/25/45	EUR	432,000	666,943
			3,403,579
Germany — 0.3%
Bundesrepublik Deutschland, 3.50%, 7/4/19	EUR	476,000	588,163
Bundesrepublik Deutschland, 3.00%, 7/4/20	EUR	130,000	163,062
Bundesrepublik Deutschland, 0.50%, 2/15/25	EUR	685,000	779,495
Bundesrepublik Deutschland, 4.25%, 7/4/39	EUR	99,000	188,813
Bundesrepublik Deutschland, 2.50%, 7/4/44	EUR	86,000	133,962
			1,853,495
Ireland — 0.1%
Ireland Government Bond, 5.90%, 10/18/19	EUR	120,000	158,847
Ireland Government Bond, 3.40%, 3/18/24	EUR	189,000	250,419
			409,266
Italy — 0.6%
Italy Buoni Poliennali Del Tesoro, 3.50%, 11/1/17	EUR	730,000	840,929
Italy Buoni Poliennali Del Tesoro, 1.50%, 8/1/19	EUR	1,948,000	2,216,884
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(4)	EUR	207,000	330,116
			3,387,929
Japan — 3.0%
Japan Government Five Year Bond, 0.30%, 9/20/18	JPY	367,500,000	3,306,343
Japan Government Ten Year Bond, 1.00%, 12/20/21	JPY	573,800,000	5,452,486
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	221,100,000	2,638,209
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	146,700,000	1,664,376
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	276,150,000	3,010,514
			16,071,928
Malaysia†
Malaysia Government Bond, 3.96%, 9/15/25	MYR	600,000	142,633
Mexico — 0.1%
Mexican Bonos, 6.50%, 6/9/22	MXN	7,300,000	418,183
Netherlands — 0.2%
Netherlands Government Bond, 3.50%, 7/15/20(4)	EUR	361,000	460,401
Netherlands Government Bond, 2.25%, 7/15/22(4)	EUR	271,000	340,680
Netherlands Government Bond, 3.75%, 1/15/42(4)	EUR	63,000	113,806
Netherlands Government Bond, 2.75%, 1/15/47(4)	EUR	15,000	24,009
			938,896
New Zealand†
New Zealand Government Bond, 5.00%, 3/15/19	NZD	287,000	204,052
Norway†
Norway Government Bond, 3.75%, 5/25/21(4)	NOK	1,193,000	157,820
Poland†
Poland Government Bond, 4.00%, 10/25/23	PLN	570,000	155,949
Portugal — 0.3%
Portugal Obrigacoes do Tesouro OT, 2.875%, 10/15/25(4)	EUR	1,555,000	1,699,006
Singapore†
Singapore Government Bond, 2.375%, 4/1/17	SGD	220,000	158,935
Singapore Government Bond, 3.125%, 9/1/22	SGD	98,000	74,340
			233,275
South Africa†
South Africa Government Bond, 7.75%, 2/28/23	ZAR	4,000,000	232,414
Spain — 0.6%
Spain Government Bond, 5.50%, 7/30/17(4)	EUR	150,000	175,931
Spain Government Bond, 4.30%, 10/31/19(4)	EUR	505,000	628,680

Spain Government Bond, 5.85%, 1/31/22(4)	EUR	15,000	21,083
Spain Government Bond, 4.40%, 10/31/23(4)	EUR	689,000	924,447
Spain Government Bond, 1.60%, 4/30/25(4)	EUR	715,000	788,094
Spain Government Bond, 4.20%, 1/31/37(4)	EUR	350,000	491,644
Spain Government Bond, 5.15%, 10/31/44(4)	EUR	135,000	220,115
			3,249,994
Sweden — 0.1%
Sweden Government Bond, 3.50%, 6/1/22	SEK	2,860,000	404,066
Switzerland — 0.2%
Switzerland Government Bond, 2.00%, 4/28/21	CHF	660,000	763,891
Switzerland Government Bond, 2.50%, 3/8/36	CHF	77,000	116,798
			880,689
Thailand — 0.1%
Thailand Government Bond, 3.85%, 12/12/25	THB	7,300,000	236,986
Turkey†
Turkey Government Bond, 8.00%, 3/12/25	TRY	400,000	116,060
United Kingdom — 0.7%
United Kingdom Gilt, 4.00%, 9/7/16	GBP	490,000	694,778
United Kingdom Gilt, 5.00%, 3/7/25	GBP	350,000	645,039
United Kingdom Gilt, 4.25%, 6/7/32	GBP	117,000	216,161
United Kingdom Gilt, 4.25%, 3/7/36	GBP	289,000	543,335
United Kingdom Gilt, 4.50%, 12/7/42	GBP	495,000	1,000,613
United Kingdom Gilt, 4.25%, 12/7/55	GBP	245,000	533,335
			3,633,261
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $45,652,612)			44,842,381
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(7) — 5.6%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.9%
FHLMC, VRN, 1.78%, 3/15/16		$75,160	76,946
FHLMC, VRN, 1.84%, 3/15/16		156,747	160,616
FHLMC, VRN, 1.96%, 3/15/16		129,422	133,278
FHLMC, VRN, 1.97%, 3/15/16		156,576	160,263
FHLMC, VRN, 2.05%, 3/15/16		50,661	51,957
FHLMC, VRN, 2.32%, 3/15/16		328,006	335,473
FHLMC, VRN, 2.40%, 3/15/16		76,253	80,745
FHLMC, VRN, 2.55%, 3/15/16		323,171	340,821
FHLMC, VRN, 2.55%, 3/15/16		45,673	47,674
FHLMC, VRN, 2.59%, 3/15/16		22,187	23,417
FHLMC, VRN, 2.61%, 3/15/16		105,450	111,389
FHLMC, VRN, 2.77%, 3/15/16		198,539	209,471
FHLMC, VRN, 3.25%, 3/15/16		162,035	170,807
FHLMC, VRN, 3.68%, 3/15/16		66,815	70,096
FHLMC, VRN, 4.06%, 3/15/16		93,553	98,527
FHLMC, VRN, 4.22%, 3/15/16		154,690	163,805
FHLMC, VRN, 4.72%, 3/15/16		109,730	115,256
FHLMC, VRN, 5.12%, 3/15/16		28,593	30,146
FNMA, VRN, 2.04%, 3/25/16		162,557	169,879
FNMA, VRN, 2.07%, 3/25/16		253,306	263,691
FNMA, VRN, 2.07%, 3/25/16		193,084	200,375
FNMA, VRN, 2.07%, 3/25/16		445,524	463,488
FNMA, VRN, 2.07%, 3/25/16		200,657	210,663
FNMA, VRN, 2.18%, 3/25/16		33,077	34,193
FNMA, VRN, 2.48%, 3/25/16		182,353	192,530
FNMA, VRN, 2.50%, 3/25/16		24,506	25,796

FNMA, VRN, 2.57%, 3/25/16	61,228	64,107
FNMA, VRN, 2.65%, 3/25/16	53,728	56,813
FNMA, VRN, 2.70%, 3/25/16	30,540	31,473
FNMA, VRN, 3.36%, 3/25/16	130,263	136,307
FNMA, VRN, 3.61%, 3/25/16	138,316	146,203
FNMA, VRN, 3.95%, 3/25/16	115,780	122,259
FNMA, VRN, 4.79%, 3/25/16	158,769	167,116
		4,665,580
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 4.7%
FHLMC, 6.50%, 6/1/16	888	890
FHLMC, 4.50%, 1/1/19	125,950	130,244
FHLMC, 8.00%, 7/1/30	3,942	5,024
FHLMC, 6.50%, 5/1/31	12,007	13,698
FHLMC, 5.50%, 12/1/33	132,651	150,882
FHLMC, 5.50%, 1/1/38	218,087	244,442
FHLMC, 6.00%, 2/1/38	260,742	297,247
FHLMC, 6.00%, 11/1/38	194,256	220,943
FHLMC, 6.50%, 7/1/47	8,470	9,345
FNMA, 3.00%, 3/14/16(8)	250,000	256,397
FNMA, 3.50%, 3/14/16(8)	2,400,000	2,514,984
FNMA, 4.00%, 3/14/16(8)	180,000	192,101
FNMA, 4.50%, 3/14/16(8)	50,000	54,337
FNMA, 5.00%, 3/14/16(8)	150,000	166,075
FNMA, 5.50%, 3/14/16(8)	100,000	112,234
FNMA, 5.00%, 9/1/20	159,504	169,088
FNMA, 7.00%, 6/1/26	375	441
FNMA, 7.50%, 3/1/27	1,040	1,044
FNMA, 6.50%, 6/1/29	11,575	13,286
FNMA, 7.00%, 7/1/29	1,892	2,068
FNMA, 7.00%, 3/1/30	6,630	7,558
FNMA, 7.50%, 9/1/30	4,378	5,492
FNMA, 6.50%, 9/1/31	22,129	25,401
FNMA, 7.00%, 9/1/31	10,475	11,798
FNMA, 6.50%, 1/1/32	6,535	7,501
FNMA, 5.50%, 6/1/33	98,412	111,873
FNMA, 5.50%, 8/1/33	510,954	579,033
FNMA, 5.50%, 9/1/33	134,669	153,990
FNMA, 5.00%, 11/1/33	490,233	545,943
FNMA, 5.50%, 1/1/34	438,593	497,111
FNMA, 4.50%, 9/1/35	272,076	297,192
FNMA, 5.00%, 2/1/36	448,122	497,605
FNMA, 5.50%, 4/1/36	80,084	90,476
FNMA, 5.00%, 10/1/36	97,173	107,616
FNMA, 5.50%, 12/1/36	175,870	198,025
FNMA, 5.50%, 1/1/37	508,236	572,471
FNMA, 6.50%, 8/1/37	192,323	215,830
FNMA, 5.00%, 4/1/40	866,680	962,186
FNMA, 4.00%, 1/1/41	1,004,429	1,091,662
FNMA, 5.00%, 6/1/41	730,881	812,422
FNMA, 4.50%, 7/1/41	572,135	626,849
FNMA, 4.50%, 9/1/41	444,411	484,200
FNMA, 4.50%, 9/1/41	1,346,624	1,468,270
FNMA, 4.00%, 12/1/41	1,025,965	1,109,475

FNMA, 4.00%, 1/1/42	622,524	666,517
FNMA, 3.50%, 5/1/42	1,242,788	1,308,820
FNMA, 3.50%, 6/1/42	742,166	785,296
FNMA, 3.00%, 11/1/42	1,391,355	1,430,049
FNMA, 3.50%, 5/1/45	950,243	998,392
FNMA, 6.50%, 8/1/47	24,760	27,581
FNMA, 6.50%, 8/1/47	11,120	12,384
FNMA, 6.50%, 9/1/47	50,995	56,825
FNMA, 6.50%, 9/1/47	2,819	3,140
FNMA, 6.50%, 9/1/47	19,159	21,340
FNMA, 6.50%, 9/1/47	27,858	31,038
FNMA, 6.50%, 9/1/47	7,437	8,281
GNMA, 3.50%, 3/22/16(8)	175,000	184,803
GNMA, 4.00%, 3/22/16(8)	175,000	186,908
GNMA, 7.00%, 1/15/24	1,917	2,113
GNMA, 8.00%, 7/15/24	4,796	5,086
GNMA, 8.00%, 9/15/24	3,770	4,124
GNMA, 9.00%, 4/20/25	928	1,059
GNMA, 7.00%, 9/15/25	7,753	8,058
GNMA, 7.50%, 10/15/25	4,719	4,895
GNMA, 7.50%, 2/15/26	11,402	12,835
GNMA, 8.25%, 7/15/26	29,934	31,050
GNMA, 7.00%, 12/15/27	16,533	16,887
GNMA, 6.50%, 2/15/28	6,453	7,408
GNMA, 6.50%, 3/15/28	9,931	11,402
GNMA, 6.50%, 4/15/28	1,236	1,419
GNMA, 6.00%, 10/15/28	21,369	24,434
GNMA, 7.00%, 5/15/31	9,030	11,125
GNMA, 5.50%, 11/15/32	72,236	82,952
GNMA, 6.50%, 10/15/38	832,507	1,007,426
GNMA, 4.50%, 5/20/41	722,387	787,644
GNMA, 4.50%, 6/15/41	328,633	363,112
GNMA, 4.00%, 12/15/41	1,327,332	1,421,689
GNMA, 3.50%, 6/20/42	569,378	603,246
GNMA, 3.50%, 7/20/42	435,047	460,925
GNMA, 3.50%, 4/20/45	202,988	214,761
		25,839,773
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $29,479,168)		30,505,353
COLLATERALIZED MORTGAGE OBLIGATIONS(7) — 1.8%
Private Sponsor Collateralized Mortgage Obligations — 1.7%
Alternative Loan Trust, Series 2003-20CB, Class 1A1 SEQ, 5.50%, 10/25/33	762,405	768,918
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 2.84%, 3/1/16	872,320	835,336
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.18%, 3/1/16	336,330	330,177
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-3, Class 1A1, VRN, 5.50%, 3/1/16	190,447	188,260
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.84%, 3/1/16	1,381,541	1,401,146
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 2.80%, 3/1/16	1,088,479	1,087,620
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/1/16(4)	133,051	134,336
JPMorgan Mortgage Trust, Series 2014-5, Class A1, VRN, 3.00%, 3/1/16(4)	363,056	374,120
Sequoia Mortgage Trust, Series 2014-4, Class A2 SEQ, VRN, 3.50%, 3/1/16(4)	184,457	190,311
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-3, Class 4A1, VRN, 5.66%, 3/1/16	540,073	548,424
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.18%, 3/25/16	554,872	512,256
WaMu Mortgage Pass-Through Certificates, Series 2005-AR4, Class A5, VRN, 2.47%, 3/1/16	39,583	38,333

WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 2.49%, 3/1/16	100,463	98,576
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 2.83%, 3/1/16	60,864	60,563
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-E, Class A2, VRN, 2.76%, 3/1/16	55,107	55,154
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 2.78%, 3/1/16	995,721	1,017,219
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 2.85%, 3/1/16	915,591	914,243
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 2.77%, 3/1/16	130,466	126,832
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 2.73%, 3/1/16	133,118	125,336
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 1A7 SEQ, VRN, 5.84%, 3/1/16	31,704	30,563
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR3, Class A1, VRN, 2.93%, 3/1/16	87,995	86,095
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	311,893	309,643
		9,233,461
U.S. Government Agency Collateralized Mortgage Obligations — 0.1%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	348,168	378,329
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,627,845)		9,611,790
ASSET-BACKED SECURITIES(7) — 1.5%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A SEQ, 2.80%, 5/20/18(4)	400,000	402,627
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 2.63%, 12/20/21(4)	75,000	74,707
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(4)	75,000	73,466
Barclays Dryrock Issuance Trust, Series 2014-1, Class A, VRN, 0.79%, 3/15/16	375,000	374,983
BMW Floorplan Master Owner Trust, Series 2015-1A, Class A, VRN, 0.93%, 3/15/16(4)	450,000	450,157
Chase Issuance Trust, Series 2007-B1, Class B1, VRN, 0.68%, 3/15/16	100,000	99,529
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.85%, 3/7/16(4)	373,744	372,658
Dell Equipment Finance Trust, Series 2015-2, Class A2B, VRN, 1.33%, 3/22/16(4)	275,000	275,016
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(4)	108,623	108,278
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(4)	550,000	548,838
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(4)	350,000	349,747
Harley-Davidson Motorcycle Trust, Series 2014-1, Class A2B, VRN, 0.60%, 3/15/16	90,392	90,361
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 0.83%, 3/10/16(4)	368,859	367,943
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(4)	90,822	90,488
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(4)	427,557	423,158
Invitation Homes Trust, Series 2013-SFR1, Class A, VRN, 1.58%, 3/17/16(4)	770,201	754,371
Invitation Homes Trust, Series 2014-SFR1, Class A, VRN, 1.43%, 3/17/16(4)	50,000	48,678
Invitation Homes Trust, Series 2014-SFR3, Class A, VRN, 1.63%, 3/17/16	525,000	507,882
Invitation Homes Trust, Series 2015-SFR1, Class A, VRN, 1.88%, 3/17/16(4)	343,349	335,003
John Deere Owner Trust, Series 2014-A, Class A3 SEQ, 0.92%, 4/16/18	249,450	249,188
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(4)	305,990	305,929
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A SEQ, 1.59%, 11/20/29(4)	418,605	413,855
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A SEQ, 2.28%, 11/20/25(4)	59,411	59,435
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(4)	418,062	415,960
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(4)	274,712	271,414
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A, 2.43%, 6/20/32(4)	375,564	375,229
Toyota Auto Receivables Owner Trust, Series 2015-C, Class A2B, VRN, 0.76%, 3/15/16	325,000	325,195
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	72,370	72,822
TOTAL ASSET-BACKED SECURITIES (Cost $8,285,216)		8,236,917
COMMERCIAL MORTGAGE-BACKED SECURITIES(7) — 1.4%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(4)	475,000	483,526
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 1.23%, 3/15/16(4)	450,000	449,082
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(4)	400,000	401,453
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(4)	425,000	433,967
BBCMS Trust, Series 2013-TYSN, Class C, 3.82%, 9/5/32(4)	125,000	125,887

BLCP Hotel Trust, Series 2014-CLRN, Class A, VRN, 1.38%, 3/15/16(4)	768,179	746,820
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 1.23%, 3/15/16(4)	175,000	169,873
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	375,000	408,833
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 3/1/16	425,000	449,250
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 3/1/16	108,000	111,200
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, 4.19%, 9/10/47	375,000	394,111
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, 3.60%, 3/1/16	125,000	127,181
Commercial Mortgage Trust, Series 2016-CR28, Class B, 4.65%, 2/10/49	100,000	101,526
Core Industrial Trust, Series 2015-TEXW, Class C, 3.73%, 2/10/34(4)	75,000	73,875
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(4)	725,000	733,149
GS Mortgage Securities Corp. II, Series 2015-GC28, Class AS, 3.76%, 2/10/48	100,000	100,849
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 3/10/16(4)	750,000	768,446
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 1.33%, 3/15/16(4)	850,000	838,561
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A SEQ, 3.35%, 7/13/29(4)	600,000	624,450
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $7,492,416)		7,542,039
COMMERCIAL PAPER(2) — 1.1%
Concord Minutemen Capital Co. LLC, 0.48%, 3/7/16(4)	1,300,000	1,299,894
Concord Minutemen Capital Co. LLC, 0.48%, 4/4/16(4)	1,300,000	1,299,427
Thunder Bay Funding LLC, 0.85%, 6/10/16(4)	1,300,000	1,297,657
Toronto Dominion Holding, 0.38%, 3/18/16(4)	1,900,000	1,899,649
TOTAL COMMERCIAL PAPER (Cost $5,795,962)		5,796,627
MUNICIPAL SECURITIES — 0.8%
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S-1, (Building Bonds), 6.92%, 4/1/40	105,000	143,647
California GO, (Building Bonds), 7.55%, 4/1/39	30,000	44,821
California GO, (Building Bonds), 7.30%, 10/1/39	55,000	78,466
California GO, (Building Bonds), 7.60%, 11/1/40	65,000	99,146
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	65,000	60,744
Illinois Housing Development Authority Rev., Series 2015 A-3, VRDN, 0.37%, 3/3/16 (LIQ FAC: FHLB)	2,150,000	2,150,000
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36	10,000	13,556
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	30,000	37,997
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	30,000	41,190
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	100,000	147,881
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	9,000	12,904
New York GO, Series 2010 F-1, (Building Bonds), 6.27%, 12/1/37	40,000	53,429
Ohio Water Development Authority Pollution Control Rev., Series 2010 B-2, (Building Bonds), 4.88%, 12/1/34	110,000	128,903
Orange County Housing Finance Authority Multifamily Rev., Series 2002 B, (Millenia), VRDN, 0.39%, 3/2/16 (LOC: FNMA)	590,000	590,000
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	70,000	92,236
Port Authority of New York & New Jersey Rev., (Consolidated Bonds), 4.93%, 10/1/51	50,000	55,518
Port Authority of New York & New Jersey Rev., (Consolidated Bonds), 4.46%, 10/1/62	15,000	15,103
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	150,000	183,642
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	180,000	228,440
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	10,000	11,966
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	75,000	95,002
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 FG, (Building Bonds), 6.95%, 11/1/50	5,000	7,179
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	105,000	131,625
Texas GO, (Building Bonds), 5.52%, 4/1/39	15,000	19,698
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40	5,000	6,149

TOTAL MUNICIPAL SECURITIES (Cost $4,110,230)		4,449,242
U.S. GOVERNMENT AGENCY SECURITIES (7) — 0.4%
FNMA, 2.625%, 9/6/24	320,000	338,117
FNMA, 6.625%, 11/15/30	1,290,000	1,925,848
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $2,024,980)		2,263,965
EXCHANGE-TRADED FUNDS — 0.4%
iShares MSCI EAFE ETF	8,890	476,504
iShares MSCI EAFE Value ETF	6,100	255,224
iShares MSCI Japan ETF	7,412	80,717
iShares Russell 1000 Growth ETF	3,542	332,346
iShares Russell 1000 Value ETF	1,420	131,705
iShares Russell Mid-Cap Value ETF	12,284	803,005
TOTAL EXCHANGE-TRADED FUNDS (Cost $2,075,131)		2,079,501
TEMPORARY CASH INVESTMENTS — 2.8%
Federal Home Loan Bank Discount Notes, 0.46%, 9/2/16(2)	1,825,000	1,825,263
SSgA U.S. Government Money Market Fund, Class N	11,090,178	11,090,178
State Street Institutional Liquid Reserves Fund, Premier Class	2,520,319	2,520,319
TOTAL TEMPORARY CASH INVESTMENTS (Cost $15,435,497)		15,435,760
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $524,687,188)		546,379,178
OTHER ASSETS AND LIABILITIES — (0.2)%		(1,104,858)
TOTAL NET ASSETS — 100.0%		$545,274,320

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	177,191	USD	126,765	Barclays Bank plc	3/16/16	(376)
AUD	143,706	USD	102,809	Barclays Bank plc	3/16/16	(305)
AUD	24,610	USD	17,617	JPMorgan Chase Bank N.A.	3/16/16	(63)
AUD	216,794	USD	152,004	JPMorgan Chase Bank N.A.	3/16/16	2,633
AUD	224,546	USD	157,440	JPMorgan Chase Bank N.A.	3/16/16	2,727
USD	104,623	AUD	151,588	Barclays Bank plc	3/16/16	(3,504)
USD	124,225	AUD	179,989	Barclays Bank plc	3/16/16	(4,160)
USD	114,670	AUD	161,840	Barclays Bank plc	3/16/16	(770)
USD	106,096	AUD	149,739	Barclays Bank plc	3/16/16	(712)
USD	501,186	AUD	700,117	JPMorgan Chase Bank N.A.	3/16/16	1,797
USD	164,593	AUD	233,773	Westpac Group	3/16/16	(2,156)
USD	146,266	AUD	207,743	Westpac Group	3/16/16	(1,916)
USD	60,857	AUD	86,435	Westpac Group	3/16/16	(796)
USD	68,603	AUD	97,436	Westpac Group	3/16/16	(898)
BRL	349,489	USD	84,673	UBS AG	3/16/16	2,037
BRL	401,038	USD	97,162	UBS AG	3/16/16	2,337
BRL	205,926	USD	52,002	UBS AG	3/16/16	(910)
BRL	204,873	USD	51,736	UBS AG	3/16/16	(906)
CAD	169,796	USD	123,975	Barclays Bank plc	3/16/16	1,521
CAD	191,759	USD	140,011	Barclays Bank plc	3/16/16	1,718
CAD	270,031	USD	194,671	Barclays Bank plc	3/16/16	4,909
CAD	292,834	USD	211,110	Barclays Bank plc	3/16/16	5,324
CAD	229,080	USD	168,568	Barclays Bank plc	3/16/16	745
CAD	245,341	USD	180,533	Barclays Bank plc	3/16/16	798

CAD	114,802	USD	79,733	JPMorgan Chase Bank N.A.	3/16/16	5,117
CAD	130,731	USD	90,797	JPMorgan Chase Bank N.A.	3/16/16	5,827
CAD	12,228	USD	8,914	JPMorgan Chase Bank N.A.	3/31/16	124
CAD	32,294	USD	23,728	JPMorgan Chase Bank N.A.	3/31/16	141
CAD	15,920	USD	11,782	JPMorgan Chase Bank N.A.	3/31/16	(15)
USD	156,059	CAD	218,157	Barclays Bank plc	3/16/16	(5,180)
USD	193,808	CAD	270,926	Barclays Bank plc	3/16/16	(6,434)
USD	130,046	CAD	182,797	Barclays Bank plc	3/16/16	(5,059)
USD	115,123	CAD	161,821	Barclays Bank plc	3/16/16	(4,478)
USD	255,864	CAD	348,341	UBS AG	3/16/16	(1,595)
USD	909,594	CAD	1,238,348	UBS AG	3/16/16	(5,670)
USD	20,053	CAD	27,870	Westpac Group	3/16/16	(546)
USD	124,506	CAD	174,064	Westpac Group	3/16/16	(4,145)
USD	138,927	CAD	194,225	Westpac Group	3/16/16	(4,625)
USD	29,254	CAD	40,264	JPMorgan Chase Bank N.A.	3/31/16	(505)
USD	313,804	CAD	431,901	JPMorgan Chase Bank N.A.	3/31/16	(5,419)
USD	549,387	CAD	756,142	JPMorgan Chase Bank N.A.	3/31/16	(9,488)
USD	500,109	CAD	688,319	JPMorgan Chase Bank N.A.	3/31/16	(8,637)
CHF	106,443	USD	107,802	Barclays Bank plc	3/16/16	(1,131)
CHF	84,835	USD	85,918	Barclays Bank plc	3/16/16	(901)
CHF	122,238	USD	124,028	Barclays Bank plc	3/16/16	(1,528)
CHF	138,127	USD	140,149	Barclays Bank plc	3/16/16	(1,726)
CHF	130,398	USD	134,410	Barclays Bank plc	3/16/16	(3,732)
CHF	122,723	USD	126,499	Barclays Bank plc	3/16/16	(3,513)
USD	125,257	CHF	125,883	Barclays Bank plc	3/16/16	(896)
USD	135,273	CHF	135,949	Barclays Bank plc	3/16/16	(968)
USD	128,397	CHF	127,927	Barclays Bank plc	3/16/16	196
USD	133,170	CHF	132,610	JPMorgan Chase Bank N.A.	3/16/16	276
USD	51,116	CHF	50,211	UBS AG	3/16/16	798
USD	573,196	CHF	563,045	UBS AG	3/16/16	8,944
CLP	122,213,626	USD	171,890	UBS AG	3/16/16	3,238
CLP	104,614,997	USD	147,138	UBS AG	3/16/16	2,772
CLP	82,863,784	USD	116,998	UBS AG	3/16/16	1,743
CLP	90,569,976	USD	127,879	UBS AG	3/16/16	1,905
USD	139,052	CLP	99,630,959	UBS AG	3/16/16	(3,716)
USD	170,570	CLP	122,213,627	UBS AG	3/16/16	(4,558)
USD	115,209	CLP	82,691,511	UBS AG	3/16/16	(3,285)
USD	126,186	CLP	90,569,973	UBS AG	3/16/16	(3,598)
COP	462,626,461	USD	135,588	UBS AG	3/16/16	4,758
COP	517,143,533	USD	151,566	UBS AG	3/16/16	5,319
USD	98,557	COP	334,109,247	UBS AG	3/16/16	(2,801)
USD	86,810	COP	294,285,527	UBS AG	3/16/16	(2,467)
USD	49,050	COP	168,340,938	UBS AG	3/16/16	(2,019)
USD	53,332	COP	183,034,291	UBS AG	3/16/16	(2,195)
USD	65,156	CZK	1,590,008	Barclays Bank plc	3/16/16	1,234
DKK	315,289	USD	46,611	State Street Bank & Trust Co.	3/16/16	(608)
USD	65,761	DKK	444,828	State Street Bank & Trust Co.	3/16/16	858
EUR	29,144	USD	31,859	Barclays Bank plc	3/16/16	(143)
EUR	33,705	USD	36,845	Barclays Bank plc	3/16/16	(165)
EUR	149,572	USD	163,407	Barclays Bank plc	3/16/16	(632)
EUR	110,206	USD	120,400	Barclays Bank plc	3/16/16	(466)
EUR	247,759	USD	277,721	Barclays Bank plc	3/16/16	(8,091)
EUR	235,309	USD	263,765	Barclays Bank plc	3/16/16	(7,684)

EUR	182,632	USD	204,492	Barclays Bank plc	3/16/16	(5,738)
EUR	73,487	USD	82,283	Barclays Bank plc	3/16/16	(2,309)
EUR	72,791	USD	82,271	Barclays Bank plc	3/16/16	(3,055)
EUR	95,839	USD	108,321	Barclays Bank plc	3/16/16	(4,022)
EUR	160,500	USD	175,905	Deutsche Bank	3/16/16	(1,237)
EUR	102,805	USD	116,670	Deutsche Bank	3/16/16	(4,790)
EUR	67,435	USD	73,106	HSBC Holdings plc	3/16/16	282
EUR	13,000	USD	14,247	HSBC Holdings plc	3/16/16	(99)
EUR	120,285	USD	131,824	HSBC Holdings plc	3/16/16	(921)
EUR	23,125	USD	25,699	HSBC Holdings plc	3/16/16	(532)
EUR	86,462	USD	97,937	HSBC Holdings plc	3/16/16	(3,843)
EUR	38,504	USD	42,878	HSBC Holdings plc	3/16/16	(975)
EUR	2,700	USD	2,958	JPMorgan Chase Bank N.A.	3/16/16	(19)
EUR	839,693	USD	919,853	JPMorgan Chase Bank N.A.	3/16/16	(6,037)
EUR	145,370	USD	158,267	JPMorgan Chase Bank N.A.	3/16/16	(64)
EUR	56,068	USD	61,200	JPMorgan Chase Bank N.A.	3/16/16	(182)
EUR	53,200	USD	58,731	JPMorgan Chase Bank N.A.	3/16/16	(835)
EUR	492,594	USD	542,607	UBS AG	3/16/16	(6,530)
EUR	9,713	USD	10,451	UBS AG	3/16/16	119
EUR	54,614	USD	60,279	UBS AG	3/16/16	(844)
EUR	330,000	USD	363,937	UBS AG	3/16/16	(4,806)
EUR	40,020	USD	45,024	Westpac Group	3/16/16	(1,471)
EUR	27,884	USD	30,769	UBS AG	3/31/16	(410)
EUR	203	USD	224	UBS AG	3/31/16	(3)
EUR	7,367	USD	8,132	UBS AG	3/31/16	(111)
EUR	217	USD	237	UBS AG	3/31/16	(1)
EUR	571	USD	622	UBS AG	3/31/16	—
USD	39,451	EUR	35,877	Barclays Bank plc	3/16/16	407
USD	118,159	EUR	108,980	Barclays Bank plc	3/16/16	(441)
USD	137,922	EUR	127,207	Barclays Bank plc	3/16/16	(514)
USD	97,702	EUR	90,281	Barclays Bank plc	3/16/16	(549)
USD	167,610	EUR	154,880	Barclays Bank plc	3/16/16	(942)
USD	316,959	EUR	290,050	Barclays Bank plc	3/16/16	1,305
USD	39,820	EUR	35,764	Barclays Bank plc	3/16/16	899
USD	153,351	EUR	142,253	Deutsche Bank	3/16/16	(1,460)
USD	284,817	EUR	260,800	Deutsche Bank	3/16/16	995
USD	9,938	EUR	9,100	Deutsche Bank	3/16/16	35
USD	258,974	EUR	232,611	Deutsche Bank	3/16/16	5,830
USD	23,992	EUR	21,891	HSBC Holdings plc	3/16/16	169
USD	98,236	EUR	90,000	HSBC Holdings plc	3/16/16	291
USD	38,690	EUR	34,455	JPMorgan Chase Bank N.A.	3/16/16	1,194
USD	58,657	EUR	52,945	JPMorgan Chase Bank N.A.	3/16/16	1,039
USD	2,570,185	EUR	2,326,178	State Street Bank & Trust Co.	3/16/16	38,664
USD	9,880,889	EUR	8,972,129	State Street Bank & Trust Co.	3/16/16	116,749
USD	130,250	EUR	118,100	State Street Bank & Trust Co.	3/16/16	1,725
USD	788	EUR	732	UBS AG	3/16/16	(9)
USD	113,821	EUR	104,460	UBS AG	3/16/16	140
USD	100,755	EUR	92,469	UBS AG	3/16/16	124
USD	1,173,963	EUR	1,061,503	UBS AG	3/16/16	18,756
USD	194,365	EUR	173,848	UBS AG	3/16/16	5,170
USD	39,932	EUR	35,190	UBS AG	3/16/16	1,636
USD	140,619	EUR	129,425	UBS AG	3/16/16	(231)
USD	53,721	EUR	49,413	Westpac Group	3/16/16	(54)

USD	9,045	EUR	8,206	UBS AG	3/31/16	111
USD	883,435	EUR	801,446	UBS AG	3/31/16	10,840
USD	307,764	EUR	279,201	UBS AG	3/31/16	3,776
USD	23,791	EUR	21,848	UBS AG	3/31/16	4
USD	11,668	EUR	10,715	UBS AG	3/31/16	2
GBP	20,408	USD	29,669	Barclays Bank plc	3/16/16	(1,263)
GBP	16,085	USD	23,384	Barclays Bank plc	3/16/16	(995)
GBP	195,135	USD	280,206	Barclays Bank plc	3/16/16	(8,597)
GBP	39,893	USD	58,251	Barclays Bank plc	3/16/16	(2,724)
GBP	45,419	USD	66,320	Barclays Bank plc	3/16/16	(3,101)
GBP	90,000	USD	131,922	Deutsche Bank	3/16/16	(6,651)
GBP	113,800	USD	158,500	Deutsche Bank	3/16/16	(101)
GBP	25,043	USD	35,885	JPMorgan Chase Bank N.A.	3/16/16	(1,027)
GBP	28,075	USD	40,633	JPMorgan Chase Bank N.A.	3/16/16	(1,555)
GBP	21,550	USD	32,080	UBS AG	3/16/16	(2,085)
GBP	38,738	USD	56,000	Westpac Group	3/16/16	(2,081)
USD	42,189	GBP	27,727	Barclays Bank plc	3/16/16	3,595
USD	18,269	GBP	12,640	Barclays Bank plc	3/16/16	675
USD	134,502	GBP	94,921	Barclays Bank plc	3/16/16	2,381
USD	130,104	GBP	91,817	Barclays Bank plc	3/16/16	2,303
USD	206,951	GBP	143,597	Barclays Bank plc	3/16/16	7,077
USD	179,137	GBP	124,298	Barclays Bank plc	3/16/16	6,126
USD	55,314	GBP	38,261	JPMorgan Chase Bank N.A.	3/16/16	2,058
USD	52,576	GBP	36,367	JPMorgan Chase Bank N.A.	3/16/16	1,957
USD	39,346	GBP	28,248	JPMorgan Chase Bank N.A.	3/16/16	27
USD	391,853	GBP	258,539	State Street Bank & Trust Co.	3/16/16	31,991
USD	2,544,096	GBP	1,678,560	State Street Bank & Trust Co.	3/16/16	207,698
USD	20,033	GBP	13,519	State Street Bank & Trust Co.	3/16/16	1,216
USD	82,784	GBP	57,242	State Street Bank & Trust Co.	3/16/16	3,108
USD	188,047	HKD	1,465,221	Barclays Bank plc	3/16/16	(350)
USD	191,265	HKD	1,490,296	Barclays Bank plc	3/16/16	(356)
USD	196,783	HKD	1,539,512	Deutsche Bank	3/16/16	(1,166)
USD	159,484	HKD	1,247,704	Deutsche Bank	3/16/16	(945)
HUF	39,652,458	USD	137,534	Barclays Bank plc	3/16/16	1,540
HUF	34,835,341	USD	120,826	Barclays Bank plc	3/16/16	1,353
IDR	1,909,827,089	USD	136,319	UBS AG	3/16/16	6,319
IDR	1,632,041,992	USD	116,491	UBS AG	3/16/16	5,400
IDR	539,198,897	USD	38,889	UBS AG	3/16/16	1,382
ILS	671,465	USD	173,201	Barclays Bank plc	3/16/16	(1,075)
ILS	786,036	USD	202,753	Barclays Bank plc	3/16/16	(1,259)
ILS	309,227	USD	80,262	Deutsche Bank	3/16/16	(994)
USD	118,570	ILS	470,139	Barclays Bank plc	3/16/16	(1,947)
USD	102,812	ILS	407,657	Barclays Bank plc	3/16/16	(1,688)
USD	65,455	ILS	256,996	JPMorgan Chase Bank N.A.	3/16/16	(424)
USD	80,457	ILS	315,897	JPMorgan Chase Bank N.A.	3/16/16	(521)
INR	13,272,370	USD	197,124	UBS AG	3/16/16	(3,192)
INR	11,561,932	USD	171,720	UBS AG	3/16/16	(2,781)
INR	18,943,602	USD	279,900	Westpac Group	3/16/16	(3,101)
INR	16,418,241	USD	242,586	Westpac Group	3/16/16	(2,688)
USD	277,949	INR	18,943,602	Westpac Group	3/16/16	1,150
USD	240,896	INR	16,418,241	Westpac Group	3/16/16	997
JPY	2,113,450	USD	17,495	Barclays Bank plc	3/16/16	1,256
JPY	9,884,420	USD	81,732	Barclays Bank plc	3/16/16	5,965

JPY	4,907,636	USD	43,801	Barclays Bank plc	3/16/16	(259)
JPY	10,431,116	USD	93,676	Barclays Bank plc	3/16/16	(1,128)
JPY	46,346,618	USD	390,192	Deutsche Bank	3/16/16	21,010
JPY	43,693,607	USD	360,066	JPMorgan Chase Bank N.A.	3/16/16	27,598
JPY	10,092,688	USD	86,737	JPMorgan Chase Bank N.A.	3/16/16	2,808
JPY	20,006,649	USD	169,210	JPMorgan Chase Bank N.A.	3/16/16	8,295
JPY	20,474,652	USD	173,168	JPMorgan Chase Bank N.A.	3/16/16	8,489
JPY	18,727,546	USD	154,928	JPMorgan Chase Bank N.A.	3/16/16	11,228
JPY	12,777,894	USD	110,737	JPMorgan Chase Bank N.A.	3/16/16	2,633
JPY	4,385,648	USD	38,541	JPMorgan Chase Bank N.A.	3/16/16	370
JPY	6,947,294	USD	62,520	JPMorgan Chase Bank N.A.	3/16/16	(882)
JPY	25,260,499	USD	223,826	JPMorgan Chase Bank N.A.	3/16/16	294
JPY	18,985,870	USD	156,417	UBS AG	3/16/16	12,032
JPY	12,412,430	USD	102,261	UBS AG	3/16/16	7,866
JPY	8,314,730	USD	68,592	Westpac Group	3/16/16	5,178
JPY	10,421,068	USD	86,840	Westpac Group	3/16/16	5,619
JPY	10,317,775	USD	85,980	Westpac Group	3/16/16	5,563
JPY	602,800	USD	5,414	Credit Suisse AG	3/31/16	(62)
USD	241,265	JPY	28,578,974	Barclays Bank plc	3/16/16	(12,297)
USD	72,558	JPY	8,481,554	Barclays Bank plc	3/16/16	(2,693)
USD	101,908	JPY	11,503,206	Barclays Bank plc	3/16/16	(152)
USD	5,468,598	JPY	663,608,857	JPMorgan Chase Bank N.A.	3/16/16	(419,148)
USD	86,957	JPY	10,486,771	JPMorgan Chase Bank N.A.	3/16/16	(6,085)
USD	62,476	JPY	7,545,889	JPMorgan Chase Bank N.A.	3/16/16	(4,473)
USD	42,223	JPY	4,959,323	JPMorgan Chase Bank N.A.	3/16/16	(1,778)
USD	50,978	JPY	6,162,168	JPMorgan Chase Bank N.A.	3/16/16	(3,695)
USD	48,753	JPY	5,561,319	JPMorgan Chase Bank N.A.	3/16/16	(589)
USD	102,197	JPY	11,505,077	JPMorgan Chase Bank N.A.	3/16/16	120
USD	62,779	JPY	7,379,805	State Street Bank & Trust Co.	3/16/16	(2,697)
USD	77,112	JPY	8,735,222	State Street Bank & Trust Co.	3/16/16	(389)
USD	58,032	JPY	6,658,340	UBS AG	3/16/16	(1,043)
USD	72,836	JPY	8,526,681	Westpac Group	3/16/16	(2,815)
USD	166,651	JPY	19,707,148	Westpac Group	3/16/16	(8,197)
USD	164,536	JPY	19,457,134	Westpac Group	3/16/16	(8,093)
USD	124,321	JPY	13,933,858	Credit Suisse AG	3/31/16	624
USD	4,186	JPY	472,410	Credit Suisse AG	3/31/16	(8)
KRW	106,008,795	USD	88,496	UBS AG	3/16/16	(2,992)
KRW	95,354,218	USD	79,601	UBS AG	3/16/16	(2,691)
KRW	144,565,265	USD	119,762	UBS AG	3/16/16	(3,160)
KRW	168,118,623	USD	139,275	UBS AG	3/16/16	(3,675)
KRW	69,809,198	USD	58,651	UBS AG	3/16/16	(2,345)
KRW	77,302,810	USD	64,947	UBS AG	3/16/16	(2,596)
KRW	913,639,100	USD	772,797	Westpac Group	3/16/16	(35,882)
USD	25,814	KRW	31,247,871	UBS AG	3/16/16	610
USD	68,548	KRW	83,200,366	UBS AG	3/16/16	1,441
USD	74,632	KRW	90,584,432	UBS AG	3/16/16	1,569
USD	115,977	KRW	140,059,636	UBS AG	3/16/16	3,009
USD	117,453	KRW	141,842,671	UBS AG	3/16/16	3,047
USD	79,114	KRW	96,202,855	UBS AG	3/16/16	1,520
USD	59,465	KRW	72,309,452	UBS AG	3/16/16	1,142
USD	123,559	KRW	149,537,195	UBS AG	3/16/16	2,947
USD	116,249	KRW	140,689,892	UBS AG	3/16/16	2,772
MXN	3,699,130	USD	203,970	Barclays Bank plc	3/16/16	(172)

MXN	3,417,071	USD	188,763	Deutsche Bank	3/16/16	(505)
USD	159,849	MXN	2,884,385	Barclays Bank plc	3/16/16	938
USD	162,049	MXN	2,924,094	Barclays Bank plc	3/16/16	950
USD	82,290	MXN	1,518,361	Barclays Bank plc	3/16/16	(1,362)
USD	74,554	MXN	1,375,635	Barclays Bank plc	3/16/16	(1,234)
USD	114,228	MXN	2,139,412	Barclays Bank plc	3/16/16	(3,640)
USD	111,793	MXN	2,093,797	Barclays Bank plc	3/16/16	(3,562)
USD	127,888	MXN	2,195,005	JPMorgan Chase Bank N.A.	3/16/16	6,957
USD	74,144	MXN	1,283,486	JPMorgan Chase Bank N.A.	3/16/16	3,432
MYR	590,949	USD	137,526	UBS AG	3/16/16	3,383
MYR	602,601	USD	140,238	UBS AG	3/16/16	3,449
MYR	593,725	USD	138,172	UBS AG	3/16/16	3,399
MYR	520,745	USD	121,188	UBS AG	3/16/16	2,981
MYR	454,450	USD	109,480	UBS AG	3/16/16	(1,118)
MYR	496,201	USD	119,538	UBS AG	3/16/16	(1,221)
MYR	339,040	USD	79,287	Westpac Group	3/16/16	1,555
USD	123,991	MYR	539,979	UBS AG	3/16/16	(4,765)
USD	138,361	MYR	602,562	UBS AG	3/16/16	(5,317)
USD	134,339	MYR	578,599	UBS AG	3/16/16	(3,625)
USD	137,620	MYR	592,728	UBS AG	3/16/16	(3,713)
USD	46,123	MYR	197,227	Westpac Group	3/16/16	(905)
NOK	1,000,022	USD	114,486	Barclays Bank plc	3/16/16	414
NOK	1,029,660	USD	117,879	Barclays Bank plc	3/16/16	426
NOK	936,640	USD	106,341	JPMorgan Chase Bank N.A.	3/16/16	1,277
NOK	1,045,549	USD	118,706	JPMorgan Chase Bank N.A.	3/16/16	1,425
NOK	875,357	USD	100,247	UBS AG	3/16/16	329
NOK	1,022,984	USD	117,153	UBS AG	3/16/16	385
USD	74,926	NOK	652,612	Barclays Bank plc	3/16/16	(57)
USD	115,459	NOK	1,002,523	Barclays Bank plc	3/16/16	271
USD	118,587	NOK	1,029,688	Barclays Bank plc	3/16/16	279
USD	104,531	NOK	917,923	Deutsche Bank	3/16/16	(936)
USD	116,452	NOK	1,022,610	Deutsche Bank	3/16/16	(1,043)
NZD	241,453	USD	161,608	Barclays Bank plc	3/16/16	(2,648)
NZD	214,332	USD	143,456	Barclays Bank plc	3/16/16	(2,350)
USD	28,006	NZD	42,553	Barclays Bank plc	3/16/16	(9)
USD	87,080	NZD	132,312	Barclays Bank plc	3/16/16	(28)
USD	136,249	NZD	212,422	Westpac Group	3/16/16	(3,598)
USD	155,526	NZD	242,476	Westpac Group	3/16/16	(4,107)
PHP	5,639,890	USD	117,278	UBS AG	3/16/16	1,632
PHP	4,801,492	USD	99,844	UBS AG	3/16/16	1,389
USD	194,396	PHP	9,336,847	UBS AG	3/16/16	(2,459)
USD	166,206	PHP	7,982,879	UBS AG	3/16/16	(2,103)
USD	93,663	PHP	4,469,602	UBS AG	3/16/16	(573)
USD	103,779	PHP	4,952,350	UBS AG	3/16/16	(635)
USD	87,161	PHP	4,195,049	UBS AG	3/16/16	(1,286)
USD	89,773	PHP	4,320,763	UBS AG	3/16/16	(1,325)
USD	116,398	PHP	5,548,716	UBS AG	3/16/16	(589)
USD	110,106	PHP	5,248,740	UBS AG	3/16/16	(557)
PLN	681,051	USD	172,965	Barclays Bank plc	3/16/16	(2,498)
PLN	796,430	USD	202,268	Barclays Bank plc	3/16/16	(2,921)
PLN	380,799	USD	93,152	Barclays Bank plc	3/16/16	2,162
PLN	393,942	USD	96,367	Barclays Bank plc	3/16/16	2,237
USD	254,729	PLN	1,009,136	Barclays Bank plc	3/16/16	2,143

USD	151,037	PLN	598,347	Barclays Bank plc	3/16/16	1,270
USD	99,896	PLN	400,013	Barclays Bank plc	3/16/16	(227)
USD	90,291	PLN	361,551	Barclays Bank plc	3/16/16	(205)
USD	109,828	PLN	437,563	Barclays Bank plc	3/16/16	306
USD	115,839	PLN	461,510	Barclays Bank plc	3/16/16	323
RUB	3,397,928	USD	47,983	UBS AG	3/16/16	(3,019)
RUB	7,137,442	USD	90,807	UBS AG	3/16/16	3,641
RUB	8,183,878	USD	104,121	UBS AG	3/16/16	4,175
USD	100,551	RUB	8,183,878	UBS AG	3/16/16	(7,744)
USD	91,015	RUB	7,407,717	UBS AG	3/16/16	(7,010)
SEK	593,822	USD	70,677	Barclays Bank plc	3/16/16	(1,285)
SEK	1,235,266	USD	144,295	Barclays Bank plc	3/16/16	54
SEK	1,111,547	USD	132,769	JPMorgan Chase Bank N.A.	3/16/16	(2,878)
SEK	956,643	USD	114,267	JPMorgan Chase Bank N.A.	3/16/16	(2,477)
SEK	1,161,220	USD	135,447	UBS AG	3/16/16	249
USD	165,631	SEK	1,391,624	Barclays Bank plc	3/16/16	3,011
USD	128,828	SEK	1,100,664	Deutsche Bank	3/16/16	209
USD	115,419	SEK	986,096	Deutsche Bank	3/16/16	187
USD	118,791	SEK	999,522	Deutsche Bank	3/16/16	1,991
USD	123,186	SEK	1,036,496	Deutsche Bank	3/16/16	2,064
USD	125,422	SEK	1,074,653	JPMorgan Chase Bank N.A.	3/16/16	(158)
USD	105,356	SEK	902,720	JPMorgan Chase Bank N.A.	3/16/16	(133)
SGD	148,929	USD	104,287	Barclays Bank plc	3/16/16	1,614
SGD	170,640	USD	119,490	Barclays Bank plc	3/16/16	1,849
SGD	282,112	USD	200,000	Deutsche Bank	3/16/16	605
SGD	282,112	USD	200,000	Deutsche Bank	3/16/16	605
SGD	288,789	USD	204,828	State Street Bank & Trust Co.	3/16/16	524
SGD	245,355	USD	174,022	State Street Bank & Trust Co.	3/16/16	445
SGD	153,561	USD	109,228	State Street Bank & Trust Co.	3/16/16	(34)
SGD	168,842	USD	120,097	State Street Bank & Trust Co.	3/16/16	(37)
USD	200,497	SGD	282,782	JPMorgan Chase Bank N.A.	3/16/16	(584)
USD	200,191	SGD	282,350	JPMorgan Chase Bank N.A.	3/16/16	(583)
USD	169,194	SGD	243,099	State Street Bank & Trust Co.	3/16/16	(3,669)
USD	200,828	SGD	288,551	State Street Bank & Trust Co.	3/16/16	(4,355)
USD	207,909	SGD	299,050	State Street Bank & Trust Co.	3/16/16	(4,740)
USD	236,019	SGD	339,482	State Street Bank & Trust Co.	3/16/16	(5,380)
USD	122,001	SGD	172,036	UBS AG	3/16/16	(331)
THB	1,234,487	USD	34,074	UBS AG	3/16/16	561
THB	5,119,186	USD	142,417	UBS AG	3/16/16	1,207
THB	5,650,034	USD	157,186	UBS AG	3/16/16	1,332
THB	2,802,690	USD	79,396	UBS AG	3/16/16	(764)
THB	2,932,353	USD	83,069	UBS AG	3/16/16	(799)
USD	92,771	THB	3,361,095	UBS AG	3/16/16	(1,528)
TRY	364,490	USD	122,455	Barclays Bank plc	3/16/16	(64)
TRY	427,959	USD	143,779	Barclays Bank plc	3/16/16	(76)
TRY	361,791	USD	117,663	Barclays Bank plc	3/16/16	3,822
TRY	322,916	USD	105,020	Barclays Bank plc	3/16/16	3,411
TRY	210,770	USD	70,033	Barclays Bank plc	3/16/16	741
TRY	228,718	USD	75,996	Barclays Bank plc	3/16/16	804
TRY	155,268	USD	52,544	Barclays Bank plc	3/16/16	(407)
TRY	151,436	USD	51,248	Barclays Bank plc	3/16/16	(397)
TRY	316,033	USD	107,131	Barclays Bank plc	3/16/16	(1,012)
TRY	333,216	USD	112,956	Barclays Bank plc	3/16/16	(1,067)

TRY	105,738	USD	35,318	JPMorgan Chase Bank N.A.	3/16/16	187
USD	177,108	TRY	521,414	Deutsche Bank	3/16/16	2,024
USD	160,424	TRY	472,294	Deutsche Bank	3/16/16	1,834
USD	59,418	TRY	177,889	JPMorgan Chase Bank N.A.	3/16/16	(315)
USD	138,911	TRY	424,907	JPMorgan Chase Bank N.A.	3/16/16	(3,767)
USD	119,045	TRY	364,141	JPMorgan Chase Bank N.A.	3/16/16	(3,229)
TWD	7,433,452	USD	226,450	UBS AG	3/16/16	(3,173)
TWD	6,442,503	USD	196,262	UBS AG	3/16/16	(2,750)
TWD	6,589,392	USD	199,982	UBS AG	3/16/16	(2,057)
TWD	5,803,978	USD	176,145	UBS AG	3/16/16	(1,812)
USD	194,755	TWD	6,442,503	UBS AG	3/16/16	1,243
USD	224,711	TWD	7,433,452	UBS AG	3/16/16	1,434
USD	118,602	TWD	3,980,878	UBS AG	3/16/16	(971)
USD	103,318	TWD	3,467,853	UBS AG	3/16/16	(846)
USD	77,692	TWD	2,608,514	UBS AG	3/16/16	(659)
USD	69,579	TWD	2,336,125	UBS AG	3/16/16	(590)
USD	141,702	TWD	4,720,812	UBS AG	3/16/16	(96)
USD	155,717	TWD	5,187,726	UBS AG	3/16/16	(105)
USD	141,702	TWD	4,720,812	UBS AG	3/16/16	(96)
ZAR	1,115,129	USD	69,834	Barclays Bank plc	3/16/16	253
ZAR	1,103,296	USD	69,093	Barclays Bank plc	3/16/16	251
ZAR	1,776,307	USD	106,809	JPMorgan Chase Bank N.A.	3/16/16	4,834
ZAR	2,023,027	USD	121,645	JPMorgan Chase Bank N.A.	3/16/16	5,505
USD	65,805	ZAR	977,167	Deutsche Bank	3/16/16	4,389
USD	77,630	ZAR	1,152,770	Deutsche Bank	3/16/16	5,178
						(86,945)

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
50	U.S. Treasury 2-Year Notes	June 2016	10,927,344	(11,050)
31	U.S. Treasury 5-Year Notes	June 2016	3,750,516	(15,328)
			14,677,860	(26,378)
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
27	U.S. Treasury 10-Year Notes	June 2016	3,523,922	14,705
17	U.S. Treasury 10-Year Ultra Notes	June 2016	2,398,859	2,020
2	U.S. Treasury Ultra Bonds	June 2016	346,313	(2,754)
			6,269,094	13,971

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS*
Reference Entity	Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Implied Credit Spread*** (%)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North America High Yield 25 Index	6,730,000	Sell	5.00	12/20/20	5.22	(111,558)	8,305

* Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

** The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

*** Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller’s performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CVA	-	Certificaten Van Aandelen
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
PIK	-	Payment in Kind
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

(3)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $112,545.

(4)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $34,124,235, which represented 6.3% of total net assets.

(5)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $3,000,000, which represented 0.6% of total net assets.

(6)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(7)	Final maturity date indicated, unless otherwise noted.

(8)	Forward commitment. Settlement date is indicated.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	191,461,657	56,958,740	—
U.S. Treasury Securities	—	98,821,154	—
Corporate Bonds	—	68,374,052	—
Sovereign Governments and Agencies	—	44,842,381	—
U.S. Government Agency Mortgage-Backed Securities	—	30,505,353	—
Collateralized Mortgage Obligations	—	9,611,790	—
Asset-Backed Securities	—	8,236,917	—
Commercial Mortgage-Backed Securities	—	7,542,039	—
Commercial Paper	—	5,796,627	—
Municipal Securities	—	4,449,242	—
U.S. Government Agency Securities	—	2,263,965	—
Exchange-Traded Funds	2,079,501	—	—
Temporary Cash Investments	13,610,497	1,825,263	—
	207,151,655	339,227,523	—
Other Financial Instruments
Futures Contracts	16,725	—	—
Swap Agreements	—	8,305	—
Forward Foreign Currency Exchange Contracts	—	816,961	—
	16,725	825,266	—
Liabilities
Other Financial Instruments
Futures Contracts	29,132	—	—
Forward Foreign Currency Exchange Contracts	—	903,906	—
	29,132	903,906	—

3. Federal Tax Information

As of February 29, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$530,575,036
Gross tax appreciation of investments	$35,130,208
Gross tax depreciation of investments	(19,326,066)
Net tax appreciation (depreciation) of investments	$15,804,142

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Strategic Allocation: Moderate Fund
February 29, 2016

Strategic Allocation: Moderate - Schedule of Investments
FEBRUARY 29, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 64.1%
Aerospace and Defense — 1.7%
B/E Aerospace, Inc.	5,919	258,187
BAE Systems plc	70,020	497,270
Boeing Co. (The)	44,855	5,300,964
Cubic Corp.	582	20,451
General Dynamics Corp.	17,818	2,428,059
Honeywell International, Inc.	55,315	5,606,175
Huntington Ingalls Industries, Inc.	10,726	1,405,750
Lockheed Martin Corp.	13,022	2,810,017
Saab AB, B Shares	8,942	285,250
Safran SA	3,567	221,184
Spirit AeroSystems Holdings, Inc., Class A(1)	41,657	1,916,222
Textron, Inc.	48,428	1,653,816
Thales SA	9,510	756,260
United Technologies Corp.	29,050	2,806,811
		25,966,416
Air Freight and Logistics — 0.3%
Royal Mail plc	68,525	430,277
United Parcel Service, Inc., Class B	32,747	3,161,723
XPO Logistics, Inc.(1)	5,965	147,693
		3,739,693
Airlines — 0.9%
Alaska Air Group, Inc.	24,057	1,777,812
Allegiant Travel Co.	313	51,294
American Airlines Group, Inc.	9,769	400,529
Delta Air Lines, Inc.	20,780	1,002,427
Deutsche Lufthansa AG(1)	6,563	98,477
Hawaiian Holdings, Inc.(1)	2,259	97,182
International Consolidated Airlines Group SA	107,615	819,478
Japan Airlines Co. Ltd.	20,800	742,918
JetBlue Airways Corp.(1)	56,558	1,244,276
Qantas Airways Ltd.	745,322	2,047,304
Ryanair Holdings plc ADR	12,080	1,004,694
Southwest Airlines Co.	57,435	2,409,398
Spirit Airlines, Inc.(1)	11,882	567,366
United Continental Holdings, Inc.(1)	20,356	1,165,585
		13,428,740
Auto Components — 0.7%
BorgWarner, Inc.	35,510	1,160,467
Continental AG	3,935	790,182
Cooper Tire & Rubber Co.	4,693	184,435
Delphi Automotive plc	27,652	1,843,835
Faurecia	10,611	356,981
Gentex Corp.	12,691	184,781
GKN plc	18,349	69,972
Goodyear Tire & Rubber Co. (The)	52,303	1,575,366
Hota Industrial Manufacturing Co. Ltd.	146,000	568,884
Koito Manufacturing Co. Ltd.	2,400	105,283

Lear Corp.	5,923	600,296
Plastic Omnium SA	6,595	210,091
Stoneridge, Inc.(1)	2,212	26,633
Tenneco, Inc.(1)	1,827	83,165
Tower International, Inc.	1,577	33,842
Tung Thih Electronic Co. Ltd.	59,000	737,182
Valeo SA	8,122	1,125,118
		9,656,513
Automobiles — 0.5%
Astra International Tbk PT	916,600	465,953
Fiat Chrysler Automobiles NV	19,571	133,920
Ford Motor Co.	113,308	1,417,483
Fuji Heavy Industries Ltd.	24,600	801,895
Harley-Davidson, Inc.	17,380	750,295
Honda Motor Co., Ltd.	21,000	541,503
Honda Motor Co., Ltd. ADR	19,688	506,178
Isuzu Motors Ltd.	45,000	448,645
Mitsubishi Motors Corp.	5,500	38,991
Peugeot SA(1)	44,977	675,549
Suzuki Motor Corp.	14,500	360,789
Tesla Motors, Inc.(1)	1,110	213,042
Thor Industries, Inc.	10,504	581,712
Tofas Turk Otomobil Fabrikasi AS	89,246	604,618
Toyota Motor Corp.	11,100	577,745
		8,118,318
Banks — 3.9%
Australia & New Zealand Banking Group Ltd.	47,376	754,227
Banca Popolare di Milano Scarl	68,710	46,765
Banco Santander SA	105,036	422,535
Bank Hapoalim BM	112,048	547,427
Bank Mandiri Persero Tbk PT	750,800	536,044
Bank of America Corp.	348,854	4,367,652
Bank of Hawaii Corp.	10,456	663,956
Bank of Ireland(1)	2,636,206	748,696
Bank of the Ozarks, Inc.	4,366	165,209
Bank of Yokohama Ltd. (The)	27,000	122,012
Bank Rakyat Indonesia Persero Tbk PT	856,500	710,768
BankUnited, Inc.	28,396	912,080
Barclays plc	321,081	758,659
BB&T Corp.	19,543	628,503
BNP Paribas SA	11,262	520,107
BOK Financial Corp.	1,140	55,712
Boston Private Financial Holdings, Inc.	13,617	143,796
Capital Bank Financial Corp., Class A	7,344	216,281
Capitec Bank Holdings Ltd.	14,783	438,917
Cathay General Bancorp.	3,304	88,184
Chiba Bank Ltd. (The)	23,000	107,447
Citigroup, Inc.	82,910	3,221,053
Comerica, Inc.	9,370	316,519
Commerce Bancshares, Inc.	22,489	955,333
Commercial International Bank Egypt S.A.E.	120,958	515,188
Commonwealth Bank of Australia	1,038	51,755
Credicorp Ltd.	7,145	837,680

Cullen/Frost Bankers, Inc.	1,327	63,603
CVB Financial Corp.	4,970	77,184
Eagle Bancorp, Inc.(1)	1,274	58,400
Erste Group Bank AG(1)	35,090	898,784
FCB Financial Holdings, Inc., Class A(1)	6,809	204,338
FinecoBank Banca Fineco SpA	22,953	174,578
First Financial Bankshares, Inc.	6,564	173,355
Hang Seng Bank Ltd.	37,200	630,022
HDFC Bank Ltd.	71,190	1,160,941
Home Bancshares, Inc.	3,349	132,352
HSBC Holdings plc	200,330	1,272,150
Industrial & Commercial Bank of China Ltd., H Shares	2,424,105	1,200,097
ING Groep NV CVA	95,235	1,116,386
Intesa Sanpaolo SpA	640,640	1,607,391
Itau Unibanco Holding SA ADR	48,347	304,586
JPMorgan Chase & Co.	136,612	7,691,256
Kasikornbank PCL	71,200	346,683
KBC Groep NV	35,449	1,879,724
KeyCorp	54,360	573,498
LegacyTexas Financial Group, Inc.	7,446	132,166
Lloyds Banking Group plc	578,343	576,011
M&T Bank Corp.	8,508	872,495
Mitsubishi UFJ Financial Group, Inc.	101,200	433,731
National Australia Bank Ltd.	5,100	88,103
PNC Financial Services Group, Inc. (The)	32,007	2,602,489
Qatar National Bank SAQ	8,890	330,538
Seven Bank Ltd.	114,300	486,711
Signature Bank(1)	3,666	474,930
Societe Generale SA	19,554	678,580
Southside Bancshares, Inc.	6,064	142,019
Sumitomo Mitsui Financial Group, Inc.	26,000	724,904
SunTrust Banks, Inc.	11,971	397,198
SVB Financial Group(1)	3,491	310,175
Texas Capital Bancshares, Inc.(1)	4,460	144,192
U.S. Bancorp	73,880	2,845,858
UMB Financial Corp.	14,884	730,953
United Overseas Bank Ltd.	5,800	70,847
Wells Fargo & Co.	121,913	5,720,158
Westamerica Bancorporation	21,680	975,383
Westpac Banking Corp.	64,887	1,332,224
		58,487,498
Beverages — 1.1%
Anheuser-Busch InBev SA/NV	9,183	1,028,815
Brown-Forman Corp., Class B	963	94,827
Coca-Cola Bottling Co. Consolidated	845	147,638
Coca-Cola Co. (The)	11,391	491,294
Constellation Brands, Inc., Class A	15,334	2,168,688
Dr Pepper Snapple Group, Inc.	7,068	646,934
Fomento Economico Mexicano SAB de CV ADR	9,105	852,137
Monster Beverage Corp.(1)	4,614	579,057
PepsiCo, Inc.	84,971	8,311,863
Pernod Ricard SA	7,990	849,832
Remy Cointreau SA	2,661	184,087

Suntory Beverage & Food Ltd.	20,900	884,410
Treasury Wine Estates Ltd.	56,630	390,193
		16,629,775
Biotechnology — 1.8%
AbbVie, Inc.	82,813	4,522,418
ACADIA Pharmaceuticals, Inc.(1)	1,714	29,584
Acceleron Pharma, Inc.(1)	773	19,588
Achillion Pharmaceuticals, Inc.(1)	2,198	16,243
Actelion Ltd.	3,190	441,563
Aimmune Therapeutics, Inc.(1)	1,716	27,456
Alder Biopharmaceuticals, Inc.(1)	1,423	27,023
Alexion Pharmaceuticals, Inc.(1)	4,033	567,846
Amgen, Inc.	37,191	5,291,535
Anacor Pharmaceuticals, Inc.(1)	1,386	88,399
Biogen, Inc.(1)	17,432	4,522,209
BioMarin Pharmaceutical, Inc.(1)	11,996	982,113
Celgene Corp.(1)	3,592	362,181
Celldex Therapeutics, Inc.(1)	1,851	12,587
Cepheid, Inc.(1)	1,324	39,296
Dynavax Technologies Corp.(1)	2,001	32,256
Eagle Pharmaceuticals, Inc.(1)	895	56,734
Exelixis, Inc.(1)	5,406	19,678
Galapagos NV(1)	3,197	132,056
Genmab A/S(1)	1,910	231,694
Gilead Sciences, Inc.	71,523	6,240,382
Halozyme Therapeutics, Inc.(1)	4,307	35,016
Heron Therapeutics, Inc.(1)	1,003	15,928
ImmunoGen, Inc.(1)	2,012	14,647
Incyte Corp.(1)	11,845	870,608
Innate Pharma SA(1)	4,904	62,511
Ionis Pharmaceuticals, Inc.(1)	342	11,820
Kite Pharma, Inc.(1)	735	32,869
Ligand Pharmaceuticals, Inc., Class B(1)	410	37,835
Medy-Tox, Inc.	1,825	655,733
Momenta Pharmaceuticals, Inc.(1)	1,305	10,969
Neurocrine Biosciences, Inc.(1)	1,730	63,629
Novavax, Inc.(1)	7,011	30,568
Portola Pharmaceuticals, Inc.(1)	1,247	35,128
Prothena Corp. plc(1)	843	26,841
Radius Health, Inc.(1)	1,330	38,969
Regeneron Pharmaceuticals, Inc.(1)	1,796	689,700
Repligen Corp.(1)	801	20,610
Spark Therapeutics, Inc.(1)	785	25,010
TESARO, Inc.(1)	707	28,605
Ultragenyx Pharmaceutical, Inc.(1)	801	48,853
Vertex Pharmaceuticals, Inc.(1)	3,894	332,898
		26,751,588
Building Products — 0.3%
Apogee Enterprises, Inc.	2,999	119,750
Continental Building Products, Inc.(1)	7,104	119,916
CSW Industrials, Inc.(1)	4,840	147,620
Geberit AG	650	233,470
Kingspan Group plc	2,055	51,705

Lennox International, Inc.	7,712	996,467
Masonite International Corp.(1)	3,095	177,993
NCI Building Systems, Inc.(1)	5,508	60,258
Nortek, Inc.(1)	200	8,246
Owens Corning	41,092	1,763,669
PGT, Inc.(1)	12,494	123,566
Trex Co., Inc.(1)	1,597	68,783
USG Corp.(1)	31,506	671,078
		4,542,521
Capital Markets — 1.1%
Affiliated Managers Group, Inc.(1)	9,510	1,318,942
Ameriprise Financial, Inc.	20,620	1,731,049
Ares Management LP	8,224	97,866
BlackRock, Inc.	3,460	1,079,382
Credit Suisse Group AG	19,259	258,014
Daiwa Securities Group, Inc.	55,000	323,484
Deutsche Bank AG	6,188	107,761
Evercore Partners, Inc., Class A	2,877	134,269
Federated Investors, Inc., Class B	5,027	131,557
Franklin Resources, Inc.	15,731	563,956
Goldman Sachs Group, Inc. (The)	10,480	1,567,074
HFF, Inc., Class A	1,003	25,105
Ichigo, Inc.	77,700	259,655
Invesco Ltd.	81,900	2,190,006
Investec plc	36,569	237,898
Julius Baer Group Ltd.	15,600	621,104
Legg Mason, Inc.	9,073	259,125
LPL Financial Holdings, Inc.	5,773	116,788
Magellan Financial Group Ltd.	15,716	246,142
Man Group plc	297,975	634,198
Moelis & Co., Class A	414	10,234
Northern Trust Corp.	43,172	2,563,553
NorthStar Asset Management Group, Inc.	518	5,662
SBI Holdings, Inc.	40,000	362,978
SEI Investments Co.	14,407	549,915
State Street Corp.	12,577	688,968
T. Rowe Price Group, Inc.	7,317	505,678
		16,590,363
Chemicals — 1.5%
Air Products & Chemicals, Inc.	19,589	2,594,955
Arkema SA	5,830	354,875
Ashland, Inc.	4,426	421,754
Axalta Coating Systems Ltd.(1)	26,495	687,810
BASF SE	2,827	184,796
Cabot Corp.	43,881	1,954,021
Chr Hansen Holding A/S	1,701	104,938
Dow Chemical Co. (The)	119,099	5,789,402
Innophos Holdings, Inc.	3,721	107,835
Innospec, Inc.	3,611	156,717
LG Chem Ltd.	3,508	849,096
LyondellBasell Industries NV, Class A	48,628	3,900,452
Minerals Technologies, Inc.	5,346	271,684
Mitsubishi Chemical Holdings Corp.	102,600	515,132

PolyOne Corp.	2,972	79,977
PPG Industries, Inc.	10,976	1,059,513
Sherwin-Williams Co. (The)	5,466	1,478,553
Sumitomo Chemical Co. Ltd.	117,000	509,302
Symrise AG	16,165	1,037,045
Teijin Ltd.	62,000	199,066
W-Scope Corp.	2,800	92,798
		22,349,721
Commercial Services and Supplies — 0.7%
ABM Industries, Inc.	3,843	120,670
ADT Corp. (The)	15,767	636,514
Brink's Co. (The)	3,153	92,225
Clean Harbors, Inc.(1)	20,698	881,735
Deluxe Corp.	1,268	72,796
dorma+kaba Holding AG	349	208,699
Downer EDI Ltd.	43,056	102,398
InnerWorkings, Inc.(1)	16,912	116,355
Interface, Inc.	1,346	21,401
Intrum Justitia AB	4,430	135,268
KAR Auction Services, Inc.	27,063	958,301
Multi-Color Corp.	7,035	342,464
Pitney Bowes, Inc.	58,074	1,052,301
Republic Services, Inc.	47,447	2,168,328
Tyco International plc	102,964	3,622,273
		10,531,728
Communications Equipment — 0.6%
Ciena Corp.(1)	3,814	78,187
Cisco Systems, Inc.	299,013	7,828,160
F5 Networks, Inc.(1)	56	5,386
Infinera Corp.(1)	5,201	81,604
Motorola Solutions, Inc.	7,637	561,243
		8,554,580
Construction and Engineering — 0.2%
China Railway Construction Corp. Ltd., H Shares	341,500	322,825
Chiyoda Corp.	24,000	188,163
CIMIC Group Ltd.	32,195	721,851
Eiffage SA	1,440	102,131
Larsen & Toubro Ltd.	26,690	419,353
Peab AB	29,027	253,351
Skanska AB, B Shares	25,055	534,136
Wijaya Karya Persero Tbk PT	3,044,300	593,586
		3,135,396
Construction Materials — 0.2%
Cemex SAB de CV ADR(1)	65,934	365,274
CRH plc	30,710	785,070
Headwaters, Inc.(1)	8,353	147,180
HeidelbergCement AG	8,160	600,058
Siam Cement PCL (The)	33,900	420,496
Summit Materials, Inc., Class A(1)	4,719	86,169
		2,404,247
Consumer Finance — 0.5%
American Express Co.	3,859	214,483
Capital One Financial Corp.	19,680	1,293,567

Discover Financial Services	46,468	2,157,045
Provident Financial plc	6,807	307,098
SKS Microfinance Ltd.(1)	44,819	316,219
Srisawad Power 1979 PCL	376,200	480,050
Synchrony Financial(1)	70,515	1,900,379
		6,668,841
Containers and Packaging — 0.5%
Avery Dennison Corp.	11,379	741,000
Ball Corp.	21,507	1,424,409
Bemis Co., Inc.	8,912	437,312
Berry Plastics Group, Inc.(1)	10,866	338,259
CCL Industries, Inc., Class B	530	81,063
Graphic Packaging Holding Co.	23,880	294,440
Multi Packaging Solutions International Ltd.(1)	16,618	254,920
Smurfit Kappa Group plc	33,540	775,447
Sonoco Products Co.	19,332	844,808
WestRock Co.	44,778	1,512,153
		6,703,811
Distributors — 0.1%
LKQ Corp.(1)	34,791	960,232
Diversified Consumer Services — 0.1%
2U, Inc.(1)	3,187	71,230
Bright Horizons Family Solutions, Inc.(1)	3,000	190,110
H&R Block, Inc.	16,459	541,172
Houghton Mifflin Harcourt Co.(1)	6,351	119,462
New Oriental Education & Technology Group, Inc. ADR	3,285	102,262
Nord Anglia Education, Inc.(1)	6,130	118,861
ServiceMaster Global Holdings, Inc.(1)	3,839	145,613
Strayer Education, Inc.(1)	45	2,031
		1,290,741
Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc., Class B(1)	21,520	2,887,338
Compass Diversified Holdings	9,228	136,113
Deutsche Boerse AG	9,420	781,450
Element Financial Corp.	32,383	342,977
Financial Products Group Co. Ltd.	29,500	263,575
Haci Omer Sabanci Holding AS	97,135	285,429
Investor AB, B Shares	20,764	689,109
Japan Exchange Group, Inc.	12,700	196,120
London Stock Exchange Group plc	25,200	929,651
MarketAxess Holdings, Inc.	1,126	133,386
Markit Ltd.(1)	14,708	409,177
McGraw Hill Financial, Inc.	12,108	1,086,572
Moscow Exchange MICEX-RTS PJSC	222,449	290,824
MSCI, Inc., Class A	9,942	701,110
Nasdaq, Inc.	19,397	1,227,636
ORIX Corp.	112,200	1,459,477
Zenkoku Hosho Co. Ltd.	2,200	65,314
		11,885,258
Diversified Telecommunication Services — 0.9%
AT&T, Inc.	31,845	1,176,673
Bezeq The Israeli Telecommunication Corp. Ltd.	41,501	92,996
BT Group plc	13,630	91,535

Cellnex Telecom SAU	49,684	796,091
CenturyLink, Inc.	35,694	1,091,880
Deutsche Telekom AG	38,655	648,202
Iliad SA	2,340	572,059
inContact, Inc.(1)	16,337	151,444
Inmarsat plc	45,130	610,394
Nippon Telegraph & Telephone Corp.	24,800	1,061,323
Orange SA	50,979	879,846
SBA Communications Corp., Class A(1)	18,488	1,754,326
Telefonica SA	41,867	416,128
Telekomunikasi Indonesia Persero Tbk PT	2,807,600	686,997
Telstra Corp. Ltd.	124,069	465,048
Verizon Communications, Inc.	55,363	2,808,565
		13,303,507
Electric Utilities — 0.9%
ALLETE, Inc.	1,804	95,648
Edison International	38,797	2,644,403
EDP - Energias de Portugal SA	226,835	701,593
El Paso Electric Co.	1,520	62,092
Endesa SA	24,470	440,438
Enel SpA	121,936	486,619
Great Plains Energy, Inc.	24,246	711,378
Mighty River Power Ltd.	21,324	37,093
NextEra Energy, Inc.	16,252	1,833,551
PPL Corp.	27,020	945,430
Tokyo Electric Power Co., Inc.(1)	107,300	541,933
Westar Energy, Inc.	54,172	2,354,315
Xcel Energy, Inc.	56,557	2,236,264
		13,090,757
Electrical Equipment — 0.5%
Acuity Brands, Inc.	1,516	317,496
AMETEK, Inc.	20,767	963,796
Babcock & Wilcox Enterprises, Inc.(1)	5,442	106,282
Emerson Electric Co.	13,643	666,188
EnerSys	1,872	96,146
Gamesa Corp. Tecnologica SA	8,432	158,891
Hubbell, Inc.	6,756	671,276
Legrand SA	16,000	796,429
Mabuchi Motor Co. Ltd.	1,800	78,638
Nexans SA(1)	11,102	443,325
Nidec Corp.	4,000	266,737
OSRAM Licht AG	1,903	88,692
Prysmian SpA	20,008	406,021
Rockwell Automation, Inc.	21,553	2,243,452
Vestas Wind Systems A/S	10,416	701,884
		8,005,253
Electronic Equipment, Instruments and Components — 0.6%
Belden, Inc.	2,753	150,782
CDW Corp.	10,247	405,576
Delta Electronics, Inc.	101,831	411,240
Fingerprint Cards AB, B Shares(1)	2,112	114,013
Hexagon AB, B Shares	19,890	677,588
Ingenico Group SA	1,214	121,891

Ingram Micro, Inc., Class A	2,047	73,283
KCE Electronics PCL	61,500	146,716
Keyence Corp.	800	411,922
Keysight Technologies, Inc.(1)	36,340	948,111
Mercury Systems, Inc.(1)	4,196	68,563
Murata Manufacturing Co. Ltd.	7,300	872,740
PAX Global Technology Ltd.	428,000	450,668
TE Connectivity Ltd.	53,982	3,072,655
TTM Technologies, Inc.(1)	7,816	51,273
VeriFone Systems, Inc.(1)	39,791	950,607
		8,927,628
Energy Equipment and Services — 0.7%
Atwood Oceanics, Inc.	61,724	424,661
Cameron International Corp.(1)	17,536	1,149,660
Dril-Quip, Inc.(1)	5,785	313,836
FMC Technologies, Inc.(1)	49,077	1,203,859
Forum Energy Technologies, Inc.(1)	7,829	92,069
Halliburton Co.	56,204	1,814,265
Helmerich & Payne, Inc.	14,257	755,193
Matrix Service Co.(1)	3,170	58,296
Petrofac Ltd.	28,793	360,546
Schlumberger Ltd.	50,270	3,605,365
TGS Nopec Geophysical Co. ASA	17,681	257,788
Transocean Ltd.	12,096	104,574
		10,140,112
Food and Staples Retailing — 1.9%
Alimentation Couche-Tard, Inc., B Shares	21,170	957,892
Axfood AB	3,981	66,714
Carrefour SA	19,239	508,051
Casey's General Stores, Inc.	1,838	194,038
Costco Wholesale Corp.	6,898	1,034,907
CP ALL PCL	643,000	779,965
CVS Health Corp.	62,670	6,089,644
Fresh Market, Inc. (The)(1)	3,721	85,843
Jeronimo Martins SGPS SA	81,478	1,148,120
Koninklijke Ahold NV	27,856	609,721
Kroger Co. (The)	37,366	1,491,277
Lawson, Inc.	1,000	76,835
METRO AG	25,664	629,259
President Chain Store Corp.	136,000	918,470
Raia Drogasil SA	56,500	647,656
Seven & i Holdings Co. Ltd.	26,400	1,046,944
Sundrug Co. Ltd.	4,500	296,301
Sysco Corp.	109,920	4,850,770
Tesco plc(1)	237,160	593,789
Wal-Mart Stores, Inc.	47,911	3,178,416
Walgreens Boots Alliance, Inc.	31,362	2,475,716
WM Morrison Supermarkets plc	190,534	524,373
X5 Retail Group NV GDR(1)	37,428	693,038
		28,897,739
Food Products — 1.7%
Associated British Foods plc	14,587	686,456
Bellamy's Australia Ltd.	15,660	120,725

BRF SA ADR	22,947	293,033
Cal-Maine Foods, Inc.	4,848	258,786
Calbee, Inc.	17,100	689,076
CJ CheilJedang Corp.	1,670	491,118
ConAgra Foods, Inc.	29,143	1,225,755
Dean Foods Co.	95,697	1,845,995
Ezaki Glico Co. Ltd.	5,900	314,681
General Mills, Inc.	38,893	2,288,853
Greencore Group plc	21,060	111,015
Hain Celestial Group, Inc. (The)(1)	11,718	433,214
Hershey Co. (The)	7,520	683,493
Hormel Foods Corp.	7,388	314,064
Ingredion, Inc.	5,664	573,310
Inventure Foods, Inc.(1)	9,885	60,496
J&J Snack Foods Corp.	701	77,664
J.M. Smucker Co. (The)	6,643	847,448
Kellogg Co.	30,548	2,261,163
Mead Johnson Nutrition Co.	12,192	899,282
Mondelez International, Inc., Class A	63,516	2,574,304
Nestle SA	31,178	2,183,811
Pilgrim's Pride Corp.(1)	36,306	887,682
Samlip General Foods Co. Ltd.(1)	1,457	295,146
Seaboard Corp.(1)	2	5,850
TreeHouse Foods, Inc.(1)	6,189	522,475
Tyson Foods, Inc., Class A	41,662	2,697,615
Ulker Biskuvi Sanayi AS	70,171	425,522
Uni-President Enterprises Corp.	341,000	588,801
Universal Robina Corp.	145,020	604,928
WH Group Ltd.(1)	203,500	118,258
WhiteWave Foods Co. (The), Class A(1)	12,202	472,461
		25,852,480
Gas Utilities — 0.2%
Atmos Energy Corp.	11,347	787,595
China Gas Holdings Ltd.	384,000	510,923
Infraestructura Energetica Nova SAB de CV	128,187	502,001
Laclede Group, Inc. (The)	14,933	978,410
ONE Gas, Inc.	1,994	115,612
Rubis SCA	4,463	328,079
Southwest Gas Corp.	764	46,604
		3,269,224
Health Care Equipment and Supplies — 2.0%
Abbott Laboratories	89,333	3,460,760
ABIOMED, Inc.(1)	756	60,488
Ambu A/S, B Shares	3,907	133,675
Asahi Intecc Co. Ltd.	3,500	162,095
Baxter International, Inc.	88,821	3,509,318
Becton Dickinson and Co.	3,770	555,886
BioMerieux	880	111,593
Boston Scientific Corp.(1)	51,967	882,400
C.R. Bard, Inc.	16,864	3,244,296
Cantel Medical Corp.	1,141	72,602
Cooper Cos., Inc. (The)	5,851	836,459
DexCom, Inc.(1)	7,627	496,213

Edwards Lifesciences Corp.(1)	9,772	850,164
Essilor International SA	7,692	908,782
Ginko International Co. Ltd.	59,000	587,536
Globus Medical, Inc.(1)	1,674	40,678
Haemonetics Corp.(1)	5,065	162,485
Hologic, Inc.(1)	5,520	191,158
ICU Medical, Inc.(1)	770	70,763
Intuitive Surgical, Inc.(1)	892	502,250
Medtronic plc	36,160	2,798,422
Nevro Corp.(1)	1,704	98,150
NuVasive, Inc.(1)	16,371	684,308
Olympus Corp.	17,700	643,539
St. Jude Medical, Inc.	25,809	1,385,685
STERIS plc	3,021	194,311
Straumann Holding AG	420	136,189
Sysmex Corp.	4,000	246,750
Teleflex, Inc.	12,634	1,804,388
Utah Medical Products, Inc.	2,133	126,380
West Pharmaceutical Services, Inc.	10,106	626,774
Zimmer Biomet Holdings, Inc.	40,398	3,910,930
		29,495,427
Health Care Providers and Services — 1.6%
Adeptus Health, Inc., Class A(1)	2,502	142,414
Aetna, Inc.	23,520	2,554,978
AmerisourceBergen Corp.	29,314	2,539,179
AMN Healthcare Services, Inc.(1)	4,632	131,688
Anthem, Inc.	10,650	1,391,848
Attendo AB(1)	27,259	225,304
Cardinal Health, Inc.	19,275	1,574,767
Chartwell Retirement Residences	49,147	470,765
Cigna Corp.	297	41,464
ExamWorks Group, Inc.(1)	6,983	203,205
Express Scripts Holding Co.(1)	52,223	3,675,455
Fresenius Medical Care AG & Co. KGaA	18,610	1,574,079
HCA Holdings, Inc.(1)	14,660	1,014,619
HealthEquity, Inc.(1)	3,108	64,708
Laboratory Corp. of America Holdings(1)	11,280	1,238,995
LHC Group, Inc.(1)	1,501	53,481
LifePoint Health, Inc.(1)	23,660	1,475,438
McKesson Corp.	7,070	1,100,233
Molina Healthcare, Inc.(1)	1,590	98,644
PharMerica Corp.(1)	4,239	97,963
Providence Service Corp. (The)(1)	2,174	103,287
Quest Diagnostics, Inc.	14,702	978,124
Siloam International Hospitals Tbk PT	500,500	297,136
Team Health Holdings, Inc.(1)	1,353	60,303
UDG Healthcare plc	14,540	112,879
UnitedHealth Group, Inc.	469	55,858
Universal Health Services, Inc., Class B	5,538	611,229
VCA, Inc.(1)	26,229	1,338,466
		23,226,509
Health Care Technology — 0.1%
Cerner Corp.(1)	14,769	754,105

CompuGroup Medical SE	3,913	156,501
Evolent Health, Inc.(1)	3,644	36,622
HMS Holdings Corp.(1)	5,079	66,891
Medidata Solutions, Inc.(1)	1,021	35,225
Press Ganey Holdings, Inc.(1)	1,864	49,172
RaySearch Laboratories AB(1)	15,134	202,835
		1,301,351
Hotels, Restaurants and Leisure — 1.4%
Accor SA	21,400	904,774
Alsea SAB de CV	167,523	630,914
Aristocrat Leisure Ltd.	26,731	190,872
Bloomin' Brands, Inc.	86,250	1,491,263
Bob Evans Farms, Inc.	1,242	53,294
Brinker International, Inc.	16,703	831,809
Carnival Corp.	75,896	3,639,972
Carnival plc	22,420	1,108,093
Cedar Fair LP	1,863	109,805
Chipotle Mexican Grill, Inc.(1)	1,177	599,281
Churchill Downs, Inc.	1,270	172,237
ClubCorp Holdings, Inc.	31,156	413,440
Compass Group plc	35,030	613,093
Cracker Barrel Old Country Store, Inc.	1,344	198,979
Dalata Hotel Group plc(1)	25,130	120,934
Darden Restaurants, Inc.	33,271	2,125,352
Dave & Buster's Entertainment, Inc.(1)	2,887	106,559
Diamond Resorts International, Inc.(1)	9,900	215,721
Hilton Worldwide Holdings, Inc.	21,281	442,219
Las Vegas Sands Corp.	10,273	495,981
Madison Square Garden Co. (The)(1)	811	125,705
Marriott International, Inc., Class A	21,043	1,434,081
McDonald's Corp.	16,853	1,975,003
Minor International PCL	554,400	559,744
Panera Bread Co., Class A(1)	2,070	428,904
Papa John's International, Inc.	11,439	665,178
Papa Murphy's Holdings, Inc.(1)	1,442	15,617
Peak Resorts, Inc.	5,192	19,055
Popeyes Louisiana Kitchen, Inc.(1)	1,007	54,871
Red Robin Gourmet Burgers, Inc.(1)	2,967	193,152
Sands China Ltd.	85,600	297,564
Star Entertainment Grp Ltd. (The)	79,270	295,443
Starbucks Corp.	2,592	150,880
Texas Roadhouse, Inc.	4,244	177,017
Thomas Cook Group plc(1)	39,930	57,748
Vail Resorts, Inc.	1,428	181,942
Yum! Brands, Inc.	82	5,943
		21,102,439
Household Durables — 0.6%
Berkeley Group Holdings plc	3,058	137,329
Cavco Industries, Inc.(1)	1,760	142,806
Century Communities, Inc.(1)	6,652	104,703
Coway Co. Ltd.	5,271	415,639
De' Longhi SpA	16,999	400,481
Harman International Industries, Inc.	8,230	631,076

Haseko Corp.	22,300	192,002
Iida Group Holdings Co. Ltd.	19,500	355,555
Installed Building Products, Inc.(1)	3,853	86,076
Jarden Corp.(1)	12,785	676,071
Mohawk Industries, Inc.(1)	8,310	1,493,556
Newell Rubbermaid, Inc.	19,268	732,377
Panasonic Corp.	29,700	249,851
Persimmon plc	11,273	340,672
PulteGroup, Inc.	34,604	594,843
Sony Corp.	30,400	641,125
Techtronic Industries Co. Ltd.	52,000	199,702
Tupperware Brands Corp.	940	46,962
Whirlpool Corp.	9,040	1,404,093
ZAGG, Inc.(1)	1,813	18,891
		8,863,810
Household Products — 0.5%
Central Garden & Pet Co.(1)	468	6,332
Church & Dwight Co., Inc.	10,360	940,274
Clorox Co. (The)	1,308	165,357
Energizer Holdings, Inc.	2,218	86,369
Procter & Gamble Co. (The)	32,728	2,627,731
Reckitt Benckiser Group plc	24,470	2,227,024
Svenska Cellulosa AB SCA, B Shares	28,447	844,862
		6,897,949
Industrial Conglomerates — 0.5%
3M Co.	14,582	2,287,478
Carlisle Cos., Inc.	18,186	1,639,650
CK Hutchison Holdings Ltd.	24,500	295,649
DCC plc	5,022	392,688
General Electric Co.	61,599	1,794,995
Koninklijke Philips NV	36,427	921,032
Raven Industries, Inc.	6,148	93,941
Siemens AG	2,937	272,738
		7,698,171
Insurance — 2.4%
Admiral Group plc	29,250	701,222
Aflac, Inc.	39,153	2,330,387
AIA Group Ltd.	313,800	1,597,777
Allianz SE	6,826	1,017,717
Allied World Assurance Co. Holdings Ltd.	12,140	393,215
Allstate Corp. (The)	24,946	1,583,073
American International Group, Inc.	43,954	2,206,491
Anicom Holdings, Inc.(1)	7,700	177,211
Aon plc	6,034	574,980
Atlas Financial Holdings, Inc.(1)	5,342	95,996
Aviva plc	200,142	1,206,773
AXA SA	49,012	1,077,023
BB Seguridade Participacoes SA	57,400	346,354
Brown & Brown, Inc.	20,830	673,017
Chubb Ltd.	30,668	3,543,074
Direct Line Insurance Group plc	52,307	281,121
Discovery Holdings Ltd.	60,747	436,166
Endurance Specialty Holdings Ltd.	3,909	243,413

Everest Re Group Ltd.	4,072	757,921
First American Financial Corp.	3,323	123,051
Hannover Rueck SE	2,763	282,907
Hanover Insurance Group, Inc. (The)	22,213	1,842,568
Heritage Insurance Holdings, Inc.	1,163	22,702
Infinity Property & Casualty Corp.	749	55,995
James River Group Holdings Ltd.	1,761	51,474
Legal & General Group plc	230,417	719,659
MetLife, Inc.	56,254	2,225,408
MS&AD Insurance Group Holdings, Inc.	19,900	538,529
Muenchener Rueckversicherungs-Gesellschaft AG	1,049	207,135
Ping An Insurance Group Co., H Shares	243,000	1,027,854
Primerica, Inc.	2,750	116,023
ProAssurance Corp.	9,232	455,230
Prudential Financial, Inc.	31,361	2,072,648
Prudential plc	49,940	862,179
Reinsurance Group of America, Inc.	10,825	975,333
Samsung Fire & Marine Insurance Co. Ltd.	2,606	639,220
St. James's Place plc	89,348	1,054,536
Swiss Reinsurance Co.	10,757	952,050
Torchmark Corp.	6,640	340,101
Travelers Cos., Inc. (The)	1,912	205,578
Universal Insurance Holdings, Inc.	3,290	64,221
Unum Group	25,947	740,268
Validus Holdings Ltd.	3,145	141,242
Zurich Insurance Group AG	4,699	992,700
		35,951,542
Internet and Catalog Retail — 1.1%
Amazon.com, Inc.(1)	15,851	8,757,994
ASOS plc(1)	4,796	193,985
Ctrip.com International Ltd. ADR(1)	18,853	771,465
Expedia, Inc.	25,136	2,616,909
Liberty Interactive Corp. QVC Group, Class A(1)	78,277	1,986,670
Nutrisystem, Inc.	419	8,527
PetMed Express, Inc.	726	11,979
TripAdvisor, Inc.(1)	10,675	668,255
Zalando SE(1)	58,421	1,825,725
		16,841,509
Internet Software and Services — 2.5%
Akamai Technologies, Inc.(1)	8,705	469,809
Alibaba Group Holding Ltd. ADR(1)	9,659	664,636
Alphabet, Inc., Class A(1)	21,522	15,436,009
Auto Trader Group plc	245,769	1,233,297
Baidu, Inc. ADR(1)	3,600	624,312
comScore, Inc.(1)	1,672	68,803
CoStar Group, Inc.(1)	7,861	1,391,869
Criteo SA ADR(1)	12,700	471,170
DeNA Co. Ltd.	5,200	75,609
Dip Corp.	10,500	196,504
eBay, Inc.(1)	106,263	2,529,059
Facebook, Inc., Class A(1)	74,962	8,014,937
LinkedIn Corp., Class A(1)	7,781	911,855
LogMeIn, Inc.(1)	2,262	115,136

Match Group, Inc.(1)	4,036	43,952
Mixi, Inc.	14,900	496,917
Pandora Media, Inc.(1)	26,824	274,141
PChome Online, Inc.	37,289	391,514
Q2 Holdings, Inc.(1)	7,452	151,052
Rightmove plc	3,432	186,862
Tencent Holdings Ltd.	206,100	3,752,988
		37,500,431
IT Services — 1.4%
Accenture plc, Class A	20,384	2,043,700
Alliance Data Systems Corp.(1)	5,201	1,092,886
Blackhawk Network Holdings, Inc.(1)	2,707	91,605
Cielo SA	67,520	524,448
Cognizant Technology Solutions Corp., Class A(1)	7,009	399,373
CoreLogic, Inc.(1)	1,304	45,105
CSG Systems International, Inc.	2,975	112,931
EPAM Systems, Inc.(1)	2,344	160,283
EVERTEC, Inc.	18,094	215,319
Fiserv, Inc.(1)	13,652	1,305,541
HCL Technologies Ltd.	47,676	567,943
International Business Machines Corp.	29,745	3,897,487
Jack Henry & Associates, Inc.	863	70,973
Leidos Holdings, Inc.	1,572	67,942
MAXIMUS, Inc.	2,553	125,531
NTT Data Corp.	4,700	234,657
PayPal Holdings, Inc.(1)	19,837	756,583
Sabre Corp.	32,611	885,389
Science Applications International Corp.	3,098	138,326
Vantiv, Inc., Class A(1)	27,426	1,427,249
Virtusa Corp.(1)	1,523	53,914
Visa, Inc., Class A	71,831	5,199,846
Wirecard AG	19,990	793,059
Worldpay Group plc(1)	323,150	1,281,182
		21,491,272
Leisure Products — 0.1%
Amer Sports Oyj	2,040	56,715
Brunswick Corp.	13,775	585,988
Malibu Boats, Inc.(1)	6,394	98,787
Mattel, Inc.	10,159	330,371
MCBC Holdings, Inc.(1)	8,432	111,977
Smith & Wesson Holding Corp.(1)	10,315	261,588
Thule Group AB (The)	7,779	95,972
		1,541,398
Life Sciences Tools and Services — 0.3%
Eurofins Scientific SE	765	270,078
Illumina, Inc.(1)	1,947	292,517
Lonza Group AG	2,817	426,271
PAREXEL International Corp.(1)	2,703	158,639
PRA Health Sciences, Inc.(1)	965	41,659
Thermo Fisher Scientific, Inc.	19,206	2,481,223
Waters Corp.(1)	3,055	367,547
		4,037,934

Machinery — 1.5%
Albany International Corp., Class A	3,430	125,607
Dynamic Materials Corp.	5,041	27,877
EnPro Industries, Inc.	2,699	140,024
GEA Group AG	2,650	116,594
Global Brass & Copper Holdings, Inc.	2,176	47,959
Graham Corp.	5,398	99,161
Hino Motors Ltd.	8,100	81,382
Hoshizaki Electric Co. Ltd.	2,000	154,609
Ingersoll-Rand plc	67,249	3,736,354
ITT Corp.	16,181	570,542
John Bean Technologies Corp.	3,132	164,743
KION Group AG	5,196	258,844
Kubota Corp.	90,000	1,147,468
Middleby Corp. (The)(1)	18,181	1,683,561
OKUMA Corp.	50,000	353,877
Oshkosh Corp.	11,916	411,102
PACCAR, Inc.	44,437	2,288,505
Parker-Hannifin Corp.	11,177	1,131,112
Rexnord Corp.(1)	6,051	109,765
SKF AB, B Shares	37,237	613,027
Snap-on, Inc.	9,775	1,414,149
Stanley Black & Decker, Inc.	39,473	3,710,857
Takeuchi Manufacturing Co. Ltd.	6,600	79,472
Valmont Industries, Inc.	1,433	162,001
WABCO Holdings, Inc.(1)	18,003	1,697,683
Wabtec Corp.	15,967	1,127,270
Weir Group plc (The)	17,823	233,912
Woodward, Inc.	1,953	91,693
		21,779,150
Marine†
Dfds A/S	4,190	149,752
Media — 1.5%
AMC Entertainment Holdings, Inc., Class A	1,382	33,209
AMC Networks, Inc., Class A(1)	10,149	665,165
APN Outdoor Group Ltd.	52,684	228,695
CBS Corp., Class B	28,826	1,394,602
Charter Communications, Inc., Class A(1)	8,100	1,454,436
Comcast Corp., Class A	63,764	3,681,096
Entercom Communications Corp., Class A(1)	1,225	14,002
Entravision Communications Corp., Class A	33,964	262,202
IMAX Corp.(1)	2,830	83,513
Innocean Worldwide, Inc.	4,297	292,257
Liberty Global plc, Class A(1)	12,860	473,762
Metropole Television SA	4,864	81,374
Naspers Ltd., N Shares	10,612	1,258,146
Nexstar Broadcasting Group, Inc., Class A	766	34,225
ProSiebenSat.1 Media SE	15,091	774,207
Scripps Networks Interactive, Inc., Class A	17,326	1,026,392
Sirius XM Holdings, Inc.(1)	163,057	606,572
Sky plc	38,563	556,011
Stroeer SE	7,243	418,075
Technicolor SA	39,323	238,867

Time Warner, Inc.	60,747	4,021,451
Townsquare Media, Inc.(1)	2,766	26,969
Viacom, Inc., Class B	52,149	1,921,691
Walt Disney Co. (The)	31,025	2,963,508
		22,510,427
Metals and Mining — 0.4%
Aurubis AG	6,181	280,058
BHP Billiton Ltd.	16,762	191,697
BHP Billiton plc	66,906	669,495
Boliden AB	19,904	297,890
Carpenter Technology Corp.	4,020	119,474
Compass Minerals International, Inc.	1,484	100,675
Newmont Mining Corp.	81,549	2,106,411
Nucor Corp.	12,148	477,902
Rio Tinto plc	65,409	1,714,433
		5,958,035
Multi-Utilities — 0.4%
A2A SpA	120,727	138,355
Ameren Corp.	10,624	498,797
Centrica plc	84,308	242,089
Consolidated Edison, Inc.	6,657	466,056
E.ON SE	49,245	449,516
Engie SA	42,381	656,811
National Grid plc	5,000	66,753
NorthWestern Corp.	8,735	518,597
PG&E Corp.	25,849	1,466,414
Suez Environnement Co.	12,522	215,368
Veolia Environnement SA	27,590	625,078
		5,343,834
Multiline Retail — 0.6%
Debenhams plc	33,300	36,927
Dollar Tree, Inc.(1)	42,736	3,429,564
Marks & Spencer Group plc	46,778	275,454
Matahari Department Store Tbk PT	428,300	591,560
Ryohin Keikaku Co. Ltd.	5,700	1,157,339
SACI Falabella	86,893	557,499
Target Corp.	44,012	3,452,742
		9,501,085
Oil, Gas and Consumable Fuels — 2.8%
Aegean Marine Petroleum Network, Inc.	5,796	41,557
Anadarko Petroleum Corp.	15,977	606,327
Apache Corp.	18,760	718,133
Ardmore Shipping Corp.	8,974	72,151
BP plc	138,247	670,252
California Resources Corp.	5,109	2,872
Carrizo Oil & Gas, Inc.(1)	5,600	120,400
Chevron Corp.	66,540	5,552,098
Cimarex Energy Co.	8,228	691,399
CNOOC Ltd.	501,000	527,794
Concho Resources, Inc.(1)	16,642	1,501,774
CVR Energy, Inc.	15,278	361,325
Delek US Holdings, Inc.	1,707	27,005
Devon Energy Corp.	21,959	432,153

Eni SpA	66,227	926,344
Enviva Partners, LP	5,541	107,440
EQT Corp.	21,271	1,185,645
Euronav SA(1)	3,669	36,763
Exxon Mobil Corp.	79,505	6,372,326
Gulfport Energy Corp.(1)	9,863	236,712
Imperial Oil Ltd.	114,234	3,646,538
JX Holdings, Inc.	141,600	548,833
Lundin Petroleum AB(1)	36,562	569,322
Newfield Exploration Co.(1)	1,553	42,288
Noble Energy, Inc.	36,492	1,076,514
NovaTek OAO GDR	8,206	703,839
Occidental Petroleum Corp.	54,362	3,741,193
Origin Energy Ltd.	66,727	211,198
Par Pacific Holdings, Inc.(1)	271	5,339
PDC Energy, Inc.(1)	996	49,910
PrairieSky Royalty Ltd.	5,260	85,645
Royal Dutch Shell plc, B Shares	95,559	2,171,797
Scorpio Tankers, Inc.	7,057	43,895
Statoil ASA	54,610	793,043
Tesoro Corp.	3,015	243,250
Thai Oil PCL	314,200	559,933
TOTAL SA	55,050	2,466,486
TOTAL SA ADR	75,298	3,366,574
Ultrapar Participacoes SA	37,000	578,558
Valero Energy Corp.	12,619	758,149
Woodside Petroleum Ltd.	2,999	54,253
World Fuel Services Corp.	3,680	172,261
		42,079,288
Paper and Forest Products†
KapStone Paper and Packaging Corp.	12,990	133,018
UPM-Kymmene Oyj	12,037	202,761
		335,779
Personal Products — 0.4%
Amorepacific Corp.	3,418	1,014,252
Boryung Medience Co. Ltd.(1)	17,743	294,833
Estee Lauder Cos., Inc. (The), Class A	13,421	1,225,740
Herbalife Ltd.(1)	29,473	1,613,647
Kao Corp.	9,600	482,917
LG Household & Health Care Ltd.	1,043	730,811
		5,362,200
Pharmaceuticals — 3.2%
Allergan plc(1)	10,619	3,080,678
Aspen Pharmacare Holdings Ltd.	20,545	362,072
AstraZeneca plc	20,277	1,150,341
Bayer AG	12,470	1,308,436
Bristol-Myers Squibb Co.	33,453	2,071,744
Cempra, Inc.(1)	1,342	22,586
Concordia Healthcare Corp.	5,384	156,825
Daiichi Sankyo Co. Ltd.	1,500	31,182
Eli Lilly & Co.	1,895	136,440
GlaxoSmithKline plc	28,152	546,673
H. Lundbeck A/S(1)	2,930	108,743

Horizon Pharma plc(1)	3,977	68,245
Jazz Pharmaceuticals plc(1)	1,876	228,084
Johnson & Johnson	61,225	6,441,482
Lannett Co., Inc.(1)	899	22,619
Mallinckrodt plc(1)	110	7,153
Merck & Co., Inc.	105,314	5,287,816
Mylan NV(1)	14,788	666,495
Novartis AG	23,422	1,671,633
Ono Pharmaceutical Co. Ltd.	8,100	1,494,292
Pacira Pharmaceuticals, Inc.(1)	1,454	75,623
Perrigo Co. plc	9,863	1,245,204
Pfizer, Inc.	292,114	8,667,022
Richter Gedeon Nyrt	37,146	659,192
Roche Holding AG	15,824	4,053,148
Sanofi	14,377	1,137,610
Shire plc	30,876	1,611,155
STADA Arzneimittel AG	2,424	81,841
Takeda Pharmaceutical Co., Ltd.	3,600	170,774
Teva Pharmaceutical Industries Ltd.	8,240	460,611
Teva Pharmaceutical Industries Ltd. ADR	28,745	1,598,222
TherapeuticsMD, Inc.(1)	4,335	26,487
UCB SA	10,790	795,275
Zoetis, Inc.	42,437	1,742,463
		47,188,166
Professional Services — 0.2%
Adecco SA	1,089	63,049
Korn / Ferry International	6,184	175,749
Nielsen Holdings plc	24,636	1,240,176
On Assignment, Inc.(1)	2,224	73,414
Teleperformance	3,026	234,131
Temp Holdings Co. Ltd.	23,400	296,947
USG People NV	10,788	202,124
Verisk Analytics, Inc., Class A(1)	15,946	1,161,507
		3,447,097
Real Estate Investment Trusts (REITs) — 3.1%
Acadia Realty Trust	22,048	728,686
Advance Residence Investment Corp.	106	255,102
alstria office REIT AG	45,717	573,966
American Campus Communities, Inc.	23,067	1,009,643
Apartment Investment & Management Co., Class A	15,485	566,906
Apollo Commercial Real Estate Finance, Inc.	2,595	40,093
Armada Hoffler Properties, Inc.	8,412	89,420
Ascendas Real Estate Investment Trust	262,800	452,303
AvalonBay Communities, Inc.	9,724	1,669,027
Big Yellow Group plc	36,239	369,631
Blackstone Mortgage Trust, Inc., Class A	2,914	72,092
Boston Properties, Inc.	13,437	1,533,699
British Land Co. plc (The)	16,339	148,741
CapitaLand Mall Trust	296,900	462,437
CBL & Associates Properties, Inc.	4,693	54,110
Champion REIT	141,000	68,628
Chatham Lodging Trust	3,524	70,691
Corrections Corp. of America	31,641	915,374

Crown Castle International Corp.	10,497	907,991
CubeSmart	38,764	1,159,044
CyrusOne, Inc.	2,988	118,444
Derwent London plc	4,628	194,039
DiamondRock Hospitality Co.	5,232	46,565
Digital Realty Trust, Inc.	12,635	999,049
Douglas Emmett, Inc.	24,696	662,841
Duke Realty Corp.	63,827	1,319,942
Easterly Government Properties, Inc.	2,714	46,409
Empire State Realty Trust, Inc.	28,189	442,004
EPR Properties	923	57,438
Equinix, Inc.	2,477	752,240
Equity Residential	15,616	1,163,236
Extra Space Storage, Inc.	12,934	1,062,528
First Industrial Realty Trust, Inc.	4,380	94,258
Gecina SA	4,816	595,613
General Growth Properties, Inc.	37,374	1,028,532
Goodman Group	96,769	448,426
GPT Group (The)	105,438	370,401
Great Portland Estates plc	21,691	209,475
Hatteras Financial Corp.	1,197	16,459
Healthcare Realty Trust, Inc.	949	27,531
Host Hotels & Resorts, Inc.	89,706	1,373,399
Invincible Investment Corp.	532	349,389
Japan Hotel REIT Investment Corp.	255	222,129
Japan Real Estate Investment Corp.	128	771,307
Kite Realty Group Trust	6,932	186,609
Klepierre	3,815	158,073
Lamar Advertising Co., Class A	39,724	2,269,432
Land Securities Group plc	17,484	243,753
LaSalle Logiport REIT(1)	276	257,017
Lexington Realty Trust	12,022	93,050
Liberty Property Trust	7,080	204,470
Link REIT	241,000	1,358,676
Medical Properties Trust, Inc.	8,506	98,414
Merlin Properties Socimi SA	15,665	162,818
MFA Financial, Inc.	4,195	28,568
Mid-America Apartment Communities, Inc.	11,999	1,079,190
Mori Hills REIT Investment Corp.	637	958,793
New Residential Investment Corp.	2,698	31,594
Outfront Media, Inc.	4,979	101,821
Physicians Realty Trust	49,279	846,613
Piedmont Office Realty Trust, Inc., Class A	50,367	925,242
Rexford Industrial Realty, Inc.	1,998	33,666
RioCan Real Estate Investment Trust	13,778	261,100
RLJ Lodging Trust	2,189	45,903
Rouse Properties, Inc.	2,691	49,084
Ryman Hospitality Properties, Inc.	31,667	1,515,899
Sabra Health Care REIT, Inc.	2,740	54,567
Safestore Holdings plc	59,905	272,331
Scentre Group	188,053	586,739
Segro plc	47,648	274,850
Shaftesbury plc	34,025	404,475

Simon Property Group, Inc.	19,695	3,736,732
Smart Real Estate Investment Trust	16,957	403,308
Sovran Self Storage, Inc.	1,162	123,683
Spirit Realty Capital, Inc.	61,946	662,203
STORE Capital Corp.	23,293	562,526
Summit Hotel Properties, Inc.	6,724	72,686
Sun Communities, Inc.	2,069	139,720
Sunstone Hotel Investors, Inc.	2,860	36,894
Two Harbors Investment Corp.	11,813	91,551
Unibail-Rodamco SE	3,949	979,319
Urban Edge Properties	30,612	744,484
Urstadt Biddle Properties, Inc., Class A	4,589	90,725
Ventas, Inc.	13,691	762,178
Vicinity Centres	134,576	298,816
Washington Real Estate Investment Trust	1,616	41,806
Westfield Corp.	75,628	537,640
Weyerhaeuser Co.	55,607	1,444,670
		46,750,926
Real Estate Management and Development — 1.0%
Ayala Land, Inc.	772,100	534,494
CBRE Group, Inc., Class A(1)	27,232	691,965
Cheung Kong Property Holdings Ltd.	28,500	145,564
China Overseas Land & Investment Ltd.	506,000	1,499,536
China Resources Land Ltd.	158,000	376,163
Corp. Inmobiliaria Vesta SAB de CV	270,648	392,611
Daito Trust Construction Co. Ltd.	12,300	1,662,145
Daiwa House Industry Co. Ltd.	6,300	171,637
Deutsche Wohnen AG	19,486	515,650
Fastighets AB Balder(1)	6,673	153,636
FirstService Corp.	3,214	125,306
Grand City Properties SA	42,455	881,224
Henderson Land Development Co. Ltd.	43,200	233,272
Hongkong Land Holdings Ltd.	44,000	258,266
Hufvudstaden AB, A Shares	45,390	662,606
Inmobiliaria Colonial SA(1)	806,118	523,036
Jones Lang LaSalle, Inc.	16,980	1,733,149
KWG Property Holding Ltd.	917,500	539,193
Lippo Karawaci Tbk PT	515,200	39,485
Mitsubishi Estate Co. Ltd.	76,000	1,404,284
Nexity SA	10,016	460,056
Open House Co. Ltd.	11,763	211,338
Realogy Holdings Corp.(1)	21,705	693,909
SM Prime Holdings, Inc.	284,000	123,950
Summarecon Agung Tbk PT	318,500	38,177
Sun Hung Kai Properties Ltd.	82,000	914,352
UNITE Group plc (The)	52,985	448,183
		15,433,187
Road and Rail — 0.6%
Canadian Pacific Railway Ltd.	6,180	753,156
Canadian Pacific Railway Ltd., New York Shares	11,144	1,350,541
Central Japan Railway Co.	3,700	659,956
CJ Korea Express Corp.(1)	4,287	678,572
CSX Corp.	35,653	860,664

DSV A/S	29,225	1,190,986
Go-Ahead Group plc	5,525	197,552
Heartland Express, Inc.	57,980	1,066,832
J.B. Hunt Transport Services, Inc.	8,261	630,232
Marten Transport Ltd.	1,518	24,895
Sankyu, Inc.	31,000	145,248
Union Pacific Corp.	26,291	2,073,308
		9,631,942
Semiconductors and Semiconductor Equipment — 1.9%
Analog Devices, Inc.	41,059	2,175,716
Applied Materials, Inc.	332,388	6,272,162
ARM Holdings plc	18,340	251,794
ASML Holding NV	7,010	639,539
Broadcom Ltd.	7,593	1,017,234
Cavium, Inc.(1)	1,858	110,532
Cree, Inc.(1)	24,697	783,883
Cypress Semiconductor Corp.	21,988	175,464
Exar Corp.(1)	18,679	99,746
Integrated Device Technology, Inc.(1)	3,024	58,726
Intel Corp.	172,879	5,115,490
Kulicke & Soffa Industries, Inc.(1)	11,683	132,018
Lam Research Corp.	19,687	1,443,057
Land Mark Optoelectronics Corp.	14,000	238,350
M/A-COM Technology Solutions Holdings, Inc.(1)	1,741	65,984
Maxim Integrated Products, Inc.	57,143	1,934,862
Microchip Technology, Inc.	18,756	834,454
Microsemi Corp.(1)	5,193	179,834
Monolithic Power Systems, Inc.	1,572	92,842
NXP Semiconductors NV(1)	20,943	1,491,979
QUALCOMM, Inc.	3,677	186,755
Semtech Corp.(1)	5,331	102,142
Skyworks Solutions, Inc.	5,628	373,981
SMA Solar Technology AG(1)	5,557	254,580
Synaptics, Inc.(1)	827	67,161
Taiwan Semiconductor Manufacturing Co. Ltd.	562,500	2,531,855
Teradyne, Inc.	42,534	811,549
Xilinx, Inc.	27,474	1,297,322
Xinyi Solar Holdings Ltd.	476,000	133,113
		28,872,124
Software — 2.3%
Activision Blizzard, Inc.	25,227	798,939
Adobe Systems, Inc.(1)	42,916	3,654,297
BroadSoft, Inc.(1)	7,155	263,948
Cadence Design Systems, Inc.(1)	14,218	306,398
Callidus Software, Inc.(1)	10,015	137,506
CDK Global, Inc.	17,750	796,797
Citrix Systems, Inc.(1)	976	68,954
Electronic Arts, Inc.(1)	55,556	3,568,917
Guidewire Software, Inc.(1)	13,163	648,014
Intuit, Inc.	15,784	1,525,366
Manhattan Associates, Inc.(1)	3,434	189,763
Mentor Graphics Corp.	10,850	207,235
Microsoft Corp.	182,152	9,267,894

Mobileye NV(1)	16,730	543,056
Oracle Corp.	166,391	6,119,861
Paylocity Holding Corp.(1)	2,050	60,721
Proofpoint, Inc.(1)	1,056	49,463
RingCentral, Inc., Class A(1)	5,978	110,593
salesforce.com, inc.(1)	8,535	578,246
ServiceNow, Inc.(1)	19,331	1,063,012
Sophos Group plc	35,101	102,698
Splunk, Inc.(1)	15,326	668,214
Symantec Corp.	56,857	1,097,909
Synopsys, Inc.(1)	24,405	1,092,124
Tyler Technologies, Inc.(1)	8,146	980,127
UBISOFT Entertainment SA(1)	3,433	98,355
VMware, Inc., Class A(1)	14,702	742,304
		34,740,711
Specialty Retail — 1.4%
Advance Auto Parts, Inc.	18,565	2,755,789
American Eagle Outfitters, Inc.	402	6,134
AutoZone, Inc.(1)	1,379	1,068,132
Burlington Stores, Inc.(1)	18,626	1,044,174
CST Brands, Inc.	28,573	926,908
Destination Maternity Corp.	1,997	16,136
Foot Locker, Inc.	6,734	420,875
Gulliver International Co. Ltd.	26,600	268,243
Home Depot, Inc. (The)	1,590	197,351
Howden Joinery Group plc	35,352	241,155
Industria de Diseno Textil SA	39,125	1,210,183
L Brands, Inc.	12,332	1,045,630
Lowe's Cos., Inc.	9,937	671,046
MarineMax, Inc.(1)	3,047	54,054
Michaels Cos., Inc. (The)(1)	1,105	25,746
Nitori Holdings Co. Ltd.	9,000	689,309
O'Reilly Automotive, Inc.(1)	13,863	3,608,816
Outerwall, Inc.	1,638	51,089
Penske Automotive Group, Inc.	3,649	137,640
Restoration Hardware Holdings, Inc.(1)	3,353	127,380
Ross Stores, Inc.	22,426	1,232,981
Signet Jewelers Ltd.	7,912	857,661
Tiffany & Co.	3,669	238,412
TJX Cos., Inc. (The)	28,848	2,137,637
Tractor Supply Co.	12,879	1,089,177
Ulta Salon Cosmetics & Fragrance, Inc.(1)	4,085	674,801
Urban Outfitters, Inc.(1)	245	6,490
Williams-Sonoma, Inc.	8,508	443,352
		21,246,301
Technology Hardware, Storage and Peripherals — 1.3%
Apple, Inc.	151,190	14,618,561
Canon, Inc.	35,800	999,984
EMC Corp.	35,170	918,992
FUJIFILM Holdings Corp.	14,500	541,770
Samsung Electronics Co. Ltd.	1,630	1,549,517
SanDisk Corp.	10,244	740,232
Silicon Graphics International Corp.(1)	16,093	97,685

Super Micro Computer, Inc.(1)	5,007	162,577
Western Digital Corp.	9,554	415,886
		20,045,204
Textiles, Apparel and Luxury Goods — 0.8%
adidas AG	8,110	868,445
Carter's, Inc.	9,343	949,529
Coach, Inc.	16,758	652,556
Culp, Inc.	4,252	108,341
Eclat Textile Co. Ltd.	68,448	857,697
Gildan Activewear, Inc.	6,195	160,163
Kering	5,120	889,476
lululemon athletica, Inc.(1)	9,135	573,039
LVMH Moet Hennessy Louis Vuitton SE	5,890	981,274
NIKE, Inc., Class B	368	22,665
Pandora A/S	20,589	2,594,564
Ralph Lauren Corp.	5,360	486,474
Regina Miracle International Holdings Ltd.(1)	155,000	225,223
Shenzhou International Group Holdings Ltd.	193,000	987,574
Skechers U.S.A., Inc., Class A(1)	2,862	94,217
Taiwan Paiho Ltd.	200,000	482,815
Under Armour, Inc., Class A(1)	13,669	1,143,959
		12,078,011
Thrifts and Mortgage Finance — 0.2%
Capitol Federal Financial, Inc.	65,765	826,666
Essent Group Ltd.(1)	78,052	1,502,501
		2,329,167
Tobacco — 0.5%
Altria Group, Inc.	33,755	2,078,295
Imperial Brands plc	9,644	498,489
Philip Morris International, Inc.	53,092	4,832,965
Swedish Match AB	4,133	133,081
		7,542,830
Trading Companies and Distributors — 0.3%
Ashtead Group plc	84,916	1,079,065
Bunzl plc	35,730	954,875
DXP Enterprises, Inc.(1)	4,584	62,297
Fastenal Co.	8,417	381,206
ITOCHU Corp.	35,600	417,797
MonotaRO Co. Ltd.	4,100	95,907
MSC Industrial Direct Co., Inc., Class A	1,607	111,815
Wolseley plc	22,050	1,127,369
		4,230,331
Transportation Infrastructure — 0.1%
Airports of Thailand PCL	73,800	828,689
Grupo Aeroportuario del Centro Norte Sab de CV	129,986	617,308
TAV Havalimanlari Holding AS	79,427	467,030
		1,913,027
Water Utilities†
Beijing Enterprises Water Group Ltd.	1,040,000	544,433
Wireless Telecommunication Services — 0.2%
Bharti Infratel Ltd.	104,883	547,752
China Mobile Ltd.	123,500	1,308,242
Drillisch AG	2,564	103,683

KDDI Corp.	13,200	335,594
NTT DOCOMO, Inc.	15,200	353,330
Partner Communications Co. Ltd.(1)	29,914	140,167
Vodacom Group Ltd.	34,360	324,323
Vodafone Group plc	110,982	337,442
		3,450,533
TOTAL COMMON STOCKS (Cost $880,350,788)		958,295,962
U.S. TREASURY SECURITIES — 11.3%
U.S. Treasury Bills, 0.42%, 8/11/16(2)(3)	100,000	99,800
U.S. Treasury Bonds, 3.50%, 2/15/39	2,607,000	3,116,434
U.S. Treasury Bonds, 4.375%, 11/15/39	1,475,000	1,994,218
U.S. Treasury Bonds, 2.875%, 5/15/43	1,160,000	1,227,788
U.S. Treasury Bonds, 3.75%, 11/15/43	100,000	124,856
U.S. Treasury Bonds, 3.125%, 8/15/44	200,000	221,797
U.S. Treasury Bonds, 3.00%, 11/15/44	670,000	724,189
U.S. Treasury Bonds, 2.50%, 2/15/45	4,350,000	4,241,250
U.S. Treasury Bonds, 3.00%, 5/15/45	160,000	172,800
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	10,917,352	13,439,718
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32	133,254	188,360
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	2,041,163	1,910,945
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	997,907	902,580
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	2,993,867	3,240,022
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	3,123,777	2,907,999
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17	3,228,216	3,249,338
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18	6,599,705	6,667,206
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19	3,304,950	3,541,978
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/19	1,463,645	1,479,834
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/20	5,555,055	5,607,822
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	8,433,672	8,907,956
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	5,247,150	5,432,784
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	2,090,040	2,094,191
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	6,634,019	6,661,357
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	6,763,086	6,724,164
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23(2)	7,419,428	7,535,549
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	5,068,450	5,206,910
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	9,811,782	9,706,060
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	7,181,208	7,230,392
U.S. Treasury Inflation Indexed Notes, 2.125%, 2/15/40	984,888	1,221,364
U.S. Treasury Inflation Indexed Notes, 2.125%, 2/15/41	1,458,095	1,819,181
U.S. Treasury Notes, 3.00%, 9/30/16	10,000,000	10,140,820
U.S. Treasury Notes, 0.50%, 3/31/17	3,250,000	3,242,889
U.S. Treasury Notes, 0.75%, 10/31/17	1,125,000	1,124,341
U.S. Treasury Notes, 0.875%, 1/31/18	1,067,000	1,068,625
U.S. Treasury Notes, 1.00%, 2/15/18	810,000	813,212
U.S. Treasury Notes, 0.75%, 4/15/18	2,200,000	2,197,034
U.S. Treasury Notes, 2.625%, 4/30/18	300,000	311,619
U.S. Treasury Notes, 1.25%, 11/15/18	2,000,000	2,020,078
U.S. Treasury Notes, 1.25%, 11/30/18	4,514,000	4,560,111
U.S. Treasury Notes, 1.375%, 2/29/20(2)	4,656,000	4,699,557
U.S. Treasury Notes, 1.375%, 3/31/20	9,003,000	9,084,234
U.S. Treasury Notes, 1.50%, 5/31/20	1,700,000	1,723,076
U.S. Treasury Notes, 1.625%, 6/30/20	2,250,000	2,291,573
U.S. Treasury Notes, 1.375%, 10/31/20	700,000	704,990

U.S. Treasury Notes, 1.625%, 11/30/20	120,000	122,323
U.S. Treasury Notes, 2.00%, 11/30/20	750,000	776,001
U.S. Treasury Notes, 1.75%, 12/31/20	2,900,000	2,970,348
U.S. Treasury Notes, 1.125%, 2/28/21	1,010,000	1,005,463
U.S. Treasury Notes, 1.50%, 2/28/23	2,950,000	2,946,313
TOTAL U.S. TREASURY SECURITIES (Cost $164,433,211)		169,401,449
CORPORATE BONDS — 10.4%
Aerospace and Defense — 0.1%
Boeing Co. (The), 2.20%, 10/30/22	90,000	88,437
Bombardier, Inc., 5.50%, 9/15/18(4)	110,000	99,550
Bombardier, Inc., 4.75%, 4/15/19(4)	60,000	48,305
Bombardier, Inc., 5.75%, 3/15/22(4)	130,000	91,975
Bombardier, Inc., 6.00%, 10/15/22(4)	35,000	24,763
Bombardier, Inc., 7.50%, 3/15/25(4)	80,000	56,800
KLX, Inc., 5.875%, 12/1/22(4)	75,000	71,812
Lockheed Martin Corp., 4.25%, 11/15/19	220,000	237,577
Lockheed Martin Corp., 3.55%, 1/15/26	70,000	73,758
TransDigm, Inc., 5.50%, 10/15/20	95,000	93,337
TransDigm, Inc., 6.00%, 7/15/22	140,000	137,200
United Technologies Corp., 6.05%, 6/1/36	140,000	170,919
United Technologies Corp., 4.50%, 6/1/42	90,000	93,078
		1,287,511
Air Freight and Logistics†
XPO Logistics, Inc., 6.50%, 6/15/22(4)	70,000	66,500
Airlines†
American Airlines Group, Inc., 4.625%, 3/1/20(4)	185,000	178,988
Auto Components — 0.1%
American Axle & Manufacturing, Inc., 6.25%, 3/15/21	25,000	25,281
American Axle & Manufacturing, Inc., 6.625%, 10/15/22	50,000	50,750
Dana Holding Corp., 6.75%, 2/15/21	40,000	40,750
Goodyear Tire & Rubber Co. (The), 7.00%, 5/15/22	150,000	160,875
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23	65,000	67,112
Schaeffler Finance BV, 4.25%, 5/15/21(4)	140,000	141,400
Tenneco, Inc., 6.875%, 12/15/20	50,000	52,125
UCI International LLC, 8.625%, 2/15/19(1)(6)	75,000	15,375
ZF North America Capital, Inc., 4.50%, 4/29/22(4)	70,000	69,300
ZF North America Capital, Inc., 4.75%, 4/29/25(4)	105,000	100,669
		723,637
Automobiles — 0.2%
American Honda Finance Corp., 1.50%, 9/11/17(4)	70,000	70,112
American Honda Finance Corp., 2.125%, 10/10/18	150,000	151,609
Daimler Finance North America LLC, 2.625%, 9/15/16(4)	160,000	161,100
Fiat Chrysler Automobiles NV, 4.50%, 4/15/20	305,000	301,950
Ford Motor Co., 4.75%, 1/15/43	90,000	82,947
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	100,000	104,670
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	500,000	552,248
General Motors Co., 5.00%, 4/1/35	190,000	166,239
General Motors Financial Co., Inc., 3.25%, 5/15/18	180,000	180,430
General Motors Financial Co., Inc., 3.10%, 1/15/19	270,000	267,316
General Motors Financial Co., Inc., 5.25%, 3/1/26(5)	30,000	30,254
Jaguar Land Rover Automotive plc, 3.50%, 3/15/20(4)	85,000	83,938
		2,152,813

Banks — 1.6%
Abbey National Treasury Services plc, MTN, 5.125%, 4/14/21 (Secured)	GBP	100,000	162,192
Asian Development Bank, MTN, 2.35%, 6/21/27	JPY	30,000,000	339,736
Bank of America Corp., 6.50%, 8/1/16		$210,000	214,586
Bank of America Corp., 5.75%, 12/1/17		540,000	572,934
Bank of America Corp., 5.70%, 1/24/22		310,000	350,381
Bank of America Corp., 4.10%, 7/24/23		110,000	114,730
Bank of America Corp., MTN, 4.75%, 4/3/17	EUR	100,000	114,348
Bank of America Corp., MTN, 4.00%, 4/1/24		$90,000	93,157
Bank of America Corp., MTN, 4.20%, 8/26/24		210,000	210,616
Bank of America Corp., MTN, 4.00%, 1/22/25		250,000	243,615
Bank of America Corp., MTN, 5.00%, 1/21/44		100,000	106,651
Bank of America N.A., 5.30%, 3/15/17		1,470,000	1,520,202
Bank of Nova Scotia (The), 2.55%, 1/12/17		210,000	212,614
Barclays Bank plc, 5.14%, 10/14/20		100,000	107,543
Barclays Bank plc, 7.625%, 11/21/22		100,000	101,313
Barclays Bank plc, MTN, 6.00%, 1/14/21	EUR	300,000	367,662
Barclays Bank plc, MTN, 6.625%, 3/30/22	EUR	50,000	64,074
Barclays plc, MTN, VRN, 2.625%, 11/11/20	EUR	200,000	201,804
BB&T Corp., MTN, 2.05%, 6/19/18		$100,000	100,750
BPCE SA, 4.625%, 7/18/23	EUR	100,000	124,642
BPCE SA, VRN, 2.75%, 7/8/21	EUR	200,000	219,722
Branch Banking & Trust Co., 3.625%, 9/16/25		$100,000	103,416
Capital One Financial Corp., 4.20%, 10/29/25		115,000	113,075
Citigroup, Inc., 1.75%, 5/1/18		580,000	574,564
Citigroup, Inc., 4.50%, 1/14/22		580,000	623,377
Citigroup, Inc., 4.05%, 7/30/22		80,000	81,642
Citigroup, Inc., 4.40%, 6/10/25		530,000	529,453
Citigroup, Inc., 4.45%, 9/29/27		120,000	118,350
Co-Operative Bank plc, 4.75%, 11/11/21 (Secured)	GBP	200,000	311,256
Commerzbank AG, MTN, 6.375%, 3/22/19	EUR	150,000	180,489
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22		$280,000	295,252
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 4.375%, 6/7/21	EUR	140,000	182,732
Cooperatieve Rabobank UA, VRN, 2.50%, 5/26/21	EUR	150,000	164,570
European Financial Stability Facility, MTN, 1.875%, 5/23/23	EUR	160,000	197,163
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	470,000	591,680
European Financial Stability Facility, MTN, 2.35%, 7/29/44	EUR	90,000	124,951
European Investment Bank, MTN, 3.625%, 1/15/21	EUR	300,000	387,699
European Investment Bank, MTN, 4.25%, 12/7/21	GBP	610,000	991,142
European Investment Bank, MTN, 2.25%, 10/14/22	EUR	600,000	751,685
Fifth Third Bancorp, 4.30%, 1/16/24		$120,000	123,816
Fifth Third Bank, 2.875%, 10/1/21		230,000	232,232
HSBC Bank plc, MTN, 6.50%, 7/7/23	GBP	160,000	252,700
HSBC Holdings plc, 5.10%, 4/5/21		$170,000	187,251
ING Bank NV, MTN, VRN, 3.625%, 2/25/21	EUR	100,000	114,920
International Bank for Reconstruction & Development, MTN, 3.875%, 5/20/19	EUR	255,000	315,106
Intesa Sanpaolo SpA, 5.02%, 6/26/24(4)		$230,000	211,718
Intesa Sanpaolo SpA, MTN, 6.625%, 9/13/23	EUR	220,000	277,722
JPMorgan Chase & Co., 6.00%, 1/15/18		$1,300,000	1,394,926
JPMorgan Chase & Co., 4.625%, 5/10/21		80,000	87,467
JPMorgan Chase & Co., 3.25%, 9/23/22		130,000	132,235
JPMorgan Chase & Co., 3.875%, 9/10/24		210,000	211,397
JPMorgan Chase & Co., 3.125%, 1/23/25		320,000	319,237

KeyCorp, MTN, 2.30%, 12/13/18		230,000	230,243
KFW, 2.00%, 6/1/16		420,000	421,478
KFW, 3.875%, 1/21/19	EUR	340,000	415,660
KFW, 2.00%, 10/4/22		$250,000	255,021
KFW, MTN, 4.625%, 1/4/23	EUR	385,000	553,150
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	120,000	197,901
Lloyds Banking Group plc, VRN, 6.66%, 5/21/37(4)		$265,000	288,022
Regions Bank, 6.45%, 6/26/37		125,000	150,293
Royal Bank of Canada, MTN, VRN, 0.94%, 3/9/16		2,600,000	2,602,662
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		40,000	42,045
Royal Bank of Scotland Group plc, MTN, VRN, 3.625%, 3/25/19	EUR	200,000	209,570
Royal Bank of Scotland Group plc, VRN, 7.64%, 9/30/17		$300,000	293,250
Royal Bank of Scotland plc (The), 4.375%, 3/16/16		310,000	310,400
Santander Issuances SAU, MTN, 2.50%, 3/18/25	EUR	400,000	411,212
Standard Chartered plc, MTN, VRN, 4.00%, 10/21/20	EUR	350,000	344,253
U.S. Bancorp, MTN, 3.00%, 3/15/22		$130,000	134,761
U.S. Bancorp, MTN, 3.60%, 9/11/24		310,000	322,223
Wells Fargo & Co., 4.125%, 8/15/23		300,000	318,143
Wells Fargo & Co., MTN, 2.10%, 5/8/17		20,000	20,214
Wells Fargo & Co., MTN, 2.60%, 7/22/20		280,000	283,361
Wells Fargo & Co., MTN, 2.25%, 9/3/20	EUR	100,000	117,117
Wells Fargo & Co., MTN, 4.60%, 4/1/21		$220,000	242,437
Wells Fargo & Co., MTN, 3.55%, 9/29/25		110,000	114,322
Wells Fargo & Co., MTN, 4.10%, 6/3/26		200,000	206,598
Wells Fargo & Co., MTN, 4.65%, 11/4/44		70,000	68,645
Wells Fargo & Co., MTN, 4.90%, 11/17/45		105,000	106,719
			24,386,195
Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23		160,000	164,626
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26		220,000	227,183
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46		250,000	268,619
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22		290,000	287,780
Coca-Cola Co. (The), 1.80%, 9/1/16		41,000	41,217
Constellation Brands, Inc., 3.875%, 11/15/19		70,000	72,674
Pernod Ricard SA, 2.95%, 1/15/17(4)		230,000	232,357
			1,294,456
Biotechnology — 0.2%
AbbVie, Inc., 1.75%, 11/6/17		170,000	169,974
AbbVie, Inc., 2.90%, 11/6/22		210,000	208,767
AbbVie, Inc., 3.60%, 5/14/25		70,000	71,495
AbbVie, Inc., 4.40%, 11/6/42		240,000	230,906
AMAG Pharmaceuticals, Inc., 7.875%, 9/1/23(4)		105,000	91,875
Amgen, Inc., 2.125%, 5/15/17		330,000	332,896
Amgen, Inc., 4.10%, 6/15/21		120,000	128,599
Amgen, Inc., 5.375%, 5/15/43		190,000	203,789
Biogen, Inc., 3.625%, 9/15/22		270,000	279,545
Celgene Corp., 3.25%, 8/15/22		160,000	160,363
Celgene Corp., 3.625%, 5/15/24		160,000	161,253
Celgene Corp., 3.875%, 8/15/25		140,000	144,617
Concordia Healthcare Corp., 9.50%, 10/21/22(4)		60,000	58,500
Concordia Healthcare Corp., 7.00%, 4/15/23(4)		100,000	87,500
Gilead Sciences, Inc., 4.40%, 12/1/21		100,000	109,890
Gilead Sciences, Inc., 3.65%, 3/1/26		360,000	377,406
			2,817,375

Building Products†
Masco Corp., 5.95%, 3/15/22		120,000	131,700
Masco Corp., 4.45%, 4/1/25		170,000	169,680
			301,380
Capital Markets — 0.1%
ABN AMRO Bank NV, MTN, 7.125%, 7/6/22	EUR	300,000	404,727
Ameriprise Financial, Inc., 4.00%, 10/15/23		$140,000	148,453
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17		540,000	576,995
Dresdner Funding Trust I, 8.15%, 6/30/31(4)		215,000	242,412
E*TRADE Financial Corp., 4.625%, 9/15/23		160,000	157,200
Fidelity International Ltd., 7.125%, 2/13/24	GBP	100,000	167,158
Jefferies Group LLC, 5.125%, 4/13/18		$180,000	185,921
			1,882,866
Chemicals — 0.1%
Ashland, Inc., 4.75%, 8/15/22		245,000	242,856
Blue Cube Spinco, Inc., 9.75%, 10/15/23(4)		120,000	134,100
Chemours Co. (The), 6.625%, 5/15/23(4)		100,000	72,750
Dow Chemical Co. (The), 4.25%, 11/15/20		113,000	120,788
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43		8,000	7,063
Eastman Chemical Co., 2.70%, 1/15/20		180,000	178,615
Ecolab, Inc., 4.35%, 12/8/21		60,000	65,305
Hexion, Inc., 8.875%, 2/1/18		125,000	83,437
Hexion, Inc., 6.625%, 4/15/20		115,000	91,425
Huntsman International LLC, 5.125%, 11/15/22(4)		60,000	55,200
LyondellBasell Industries NV, 5.00%, 4/15/19		200,000	211,167
LyondellBasell Industries NV, 4.625%, 2/26/55		50,000	41,262
Mosaic Co. (The), 5.625%, 11/15/43		120,000	112,103
Platform Specialty Products Corp., 6.50%, 2/1/22(4)		50,000	40,750
Tronox Finance LLC, 6.375%, 8/15/20		75,000	47,438
WR Grace & Co-Conn, 5.125%, 10/1/21(4)		110,000	114,675
			1,618,934
Commercial Services and Supplies — 0.1%
ACCO Brands Corp., 6.75%, 4/30/20		30,000	31,875
ADT Corp. (The), 6.25%, 10/15/21		195,000	191,100
Clean Harbors, Inc., 5.25%, 8/1/20		115,000	115,862
Covanta Holding Corp., 5.875%, 3/1/24		155,000	134,075
Envision Healthcare Corp., 5.125%, 7/1/22(4)		200,000	201,000
Iron Mountain, Inc., 5.75%, 8/15/24		160,000	160,800
Pitney Bowes, Inc., 4.625%, 3/15/24		90,000	88,429
Republic Services, Inc., 3.55%, 6/1/22		350,000	367,564
Waste Management, Inc., 4.10%, 3/1/45		120,000	118,092
			1,408,797
Communications Equipment — 0.1%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29		150,000	154,968
Avaya, Inc., 7.00%, 4/1/19(4)		240,000	148,800
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23		70,000	70,641
Cisco Systems, Inc., 5.90%, 2/15/39		24,000	29,768
CommScope, Inc., 5.50%, 6/15/24(4)		65,000	63,294
Nokia Oyj, 5.375%, 5/15/19		50,000	53,188
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23		180,000	178,200
			698,859
Construction and Engineering†
SBA Communications Corp., 5.625%, 10/1/19		125,000	130,469

SBA Communications Corp., 4.875%, 7/15/22	75,000	76,594
		207,063
Construction Materials — 0.1%
Associated Materials LLC / AMH New Finance, Inc., 9.125%, 11/1/17	100,000	70,500
Builders FirstSource, Inc., 7.625%, 6/1/21(4)	75,000	76,500
Builders FirstSource, Inc., 10.75%, 8/15/23(4)	85,000	79,645
Louisiana-Pacific Corp., 7.50%, 6/1/20	50,000	52,000
Nortek, Inc., 8.50%, 4/15/21	225,000	233,437
Owens Corning, 4.20%, 12/15/22	140,000	140,941
Ply Gem Industries, Inc., 6.50%, 2/1/22	100,000	86,000
Standard Industries, Inc., 6.00%, 10/15/25(4)	60,000	61,275
USG Corp., 5.875%, 11/1/21(4)	25,000	26,063
USG Corp., 5.50%, 3/1/25(4)	140,000	143,675
		970,036
Consumer Discretionary†
Party City Holdings, Inc., 6.125%, 8/15/23(4)	75,000	73,875
Consumer Finance — 0.3%
American Express Centurion Bank, MTN, 6.00%, 9/13/17	250,000	266,272
American Express Co., 1.55%, 5/22/18	120,000	118,820
American Express Credit Corp., 1.30%, 7/29/16	220,000	220,413
American Express Credit Corp., 2.60%, 9/14/20	105,000	105,712
Capital One Bank USA N.A., 2.30%, 6/5/19	250,000	248,674
Capital One Bank USA N.A., 3.375%, 2/15/23	250,000	243,568
CIT Group, Inc., 5.50%, 2/15/19(4)	130,000	134,631
CIT Group, Inc., 5.00%, 8/15/22	390,000	392,437
CIT Group, Inc., 5.00%, 8/1/23	125,000	125,313
Equifax, Inc., 3.30%, 12/15/22	170,000	174,376
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23	120,000	118,800
Harland Clarke Holdings Corp., 9.25%, 3/1/21(4)	35,000	23,056
Navient Corp., 5.00%, 10/26/20	100,000	88,500
Navient Corp., 5.50%, 1/25/23	470,000	391,862
OneMain Financial Holdings, Inc., 6.75%, 12/15/19(4)	85,000	80,644
PNC Bank N.A., 6.00%, 12/7/17	640,000	682,713
Springleaf Finance Corp., 7.75%, 10/1/21	25,000	22,281
Springleaf Finance Corp., Series J, MTN, 6.90%, 12/15/17	180,000	179,775
Synchrony Financial, 2.60%, 1/15/19	140,000	138,937
Synchrony Financial, 3.00%, 8/15/19	50,000	50,120
		3,806,904
Containers and Packaging — 0.2%
AEP Industries, Inc., 8.25%, 4/15/19	175,000	179,375
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 9.125%, 10/15/20(4)	130,000	134,387
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.75%, 1/31/21(4)	150,000	141,562
Ball Corp., 5.00%, 3/15/22	125,000	130,781
Ball Corp., 4.00%, 11/15/23	195,000	190,856
Ball Corp., 5.25%, 7/1/25	35,000	36,619
Berry Plastics Corp., 5.50%, 5/15/22	135,000	140,569
Berry Plastics Corp., 5.125%, 7/15/23	100,000	100,250
Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Issuer, Inc., 6.00%, 6/15/17(4)	150,000	150,000
BWAY Holding Co., 9.125%, 8/15/21(4)	180,000	151,200
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	200,000	205,000
Novelis, Inc., 8.375%, 12/15/17	70,000	70,000
Novelis, Inc., 8.75%, 12/15/20	105,000	97,913
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(4)	70,000	72,231

Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.875%, 8/15/19		125,000	128,906
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20		160,000	164,800
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 6.875%, 2/15/21		100,000	103,688
Sealed Air Corp., 5.125%, 12/1/24(4)		170,000	177,225
WestRock RKT Co., 3.50%, 3/1/20		170,000	172,532
			2,547,894
Diversified Consumer Services†
Catholic Health Initiatives, 2.95%, 11/1/22		130,000	130,456
Laureate Education, Inc., 9.25%, 9/1/19(4)		125,000	64,375
Service Corp. International / US, 5.375%, 1/15/22		75,000	78,563
			273,394
Diversified Financial Services — 0.7%
Ally Financial, Inc., 2.75%, 1/30/17		70,000	70,000
Ally Financial, Inc., 5.50%, 2/15/17		50,000	51,063
Ally Financial, Inc., 6.25%, 12/1/17		150,000	156,562
Ally Financial, Inc., 3.60%, 5/21/18		110,000	109,725
Ally Financial, Inc., 4.75%, 9/10/18		150,000	153,187
Ally Financial, Inc., 3.50%, 1/27/19		195,000	192,075
Ally Financial, Inc., 8.00%, 3/15/20		145,000	161,675
Ally Financial, Inc., 4.625%, 3/30/25		160,000	155,800
Ally Financial, Inc., 5.75%, 11/20/25		30,000	29,213
Ally Financial, Inc., 8.00%, 11/1/31		75,000	83,438
BNP Paribas SA, MTN, VRN, 2.625%, 10/14/22	EUR	300,000	319,767
Credit Agricole SA, 2.625%, 3/17/27	EUR	300,000	313,053
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	100,000	164,798
Credit Suisse Group Guernsey I Ltd., VRN, 7.875%, 8/24/16		$125,000	125,598
Deutsche Bank AG, 4.50%, 4/1/25		65,000	55,195
Deutsche Bank AG, MTN, 2.75%, 2/17/25	EUR	546,000	514,681
DFC Finance Corp., 10.50%, 6/15/20(4)		$30,000	18,825
GE Capital European Funding, MTN, 5.375%, 1/23/20	EUR	220,000	286,267
GE Capital International Funding Co., 2.34%, 11/15/20(4)		$604,000	610,526
General Electric Co., MTN, 5.625%, 9/15/17		112,000	119,448
General Electric Co., MTN, 4.375%, 9/16/20		360,000	398,200
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18		450,000	452,937
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18		580,000	588,447
Goldman Sachs Group, Inc. (The), 2.75%, 9/15/20		70,000	69,926
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		580,000	659,850
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24		200,000	206,858
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25		130,000	129,617
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37		260,000	298,117
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44		90,000	91,344
HSBC Holdings plc, MTN, VRN, 3.375%, 1/10/19	EUR	500,000	560,614
HUB International Ltd., 7.875%, 10/1/21(4)		$75,000	67,313
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.00%, 8/1/20		90,000	84,150
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22		80,000	70,900
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.375%, 4/1/20(4)		75,000	58,125
Morgan Stanley, 5.00%, 11/24/25		520,000	548,317
Morgan Stanley, MTN, 6.625%, 4/1/18		560,000	609,974
Morgan Stanley, MTN, 5.625%, 9/23/19		770,000	845,751
Morgan Stanley, MTN, 3.70%, 10/23/24		50,000	50,752
Nationwide Building Society, MTN, 6.75%, 7/22/20	EUR	600,000	769,370
Societe Generale SA, VRN, 5.92%, 4/5/17(4)		$105,000	103,687
			10,355,145

Diversified Telecommunication Services — 0.6%
AT&T, Inc., 3.875%, 8/15/21		100,000	105,066
AT&T, Inc., 3.40%, 5/15/25		170,000	167,041
AT&T, Inc., 2.60%, 12/17/29	EUR	120,000	134,172
AT&T, Inc., 6.55%, 2/15/39		$290,000	320,960
AT&T, Inc., 4.30%, 12/15/42		210,000	180,899
British Telecommunications plc, 5.95%, 1/15/18		420,000	452,616
CenturyLink, Inc., 5.625%, 4/1/20		420,000	426,825
CenturyLink, Inc., 7.65%, 3/15/42		100,000	82,500
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(4)		250,000	251,682
Frontier Communications Corp., 7.125%, 3/15/19		220,000	222,200
Frontier Communications Corp., 8.50%, 4/15/20		90,000	91,912
Frontier Communications Corp., 10.50%, 9/15/22(4)		65,000	66,137
Frontier Communications Corp., 7.125%, 1/15/23		195,000	170,565
Frontier Communications Corp., 6.875%, 1/15/25		140,000	118,475
Frontier Communications Corp., 11.00%, 9/15/25(4)		400,000	402,000
Hughes Satellite Systems Corp., 6.50%, 6/15/19		94,000	104,457
Inmarsat Finance plc, 4.875%, 5/15/22(4)		50,000	49,187
Intelsat Jackson Holdings SA, 7.25%, 4/1/19		325,000	249,437
Intelsat Jackson Holdings SA, 7.25%, 10/15/20		175,000	121,625
Intelsat Jackson Holdings SA, 6.625%, 12/15/22		70,000	35,525
Intelsat Luxembourg SA, 7.75%, 6/1/21		145,000	44,225
Intelsat Luxembourg SA, 8.125%, 6/1/23		45,000	13,950
Level 3 Financing, Inc., 7.00%, 6/1/20		125,000	131,406
Level 3 Financing, Inc., 5.375%, 8/15/22		40,000	41,250
Level 3 Financing, Inc., 5.375%, 5/1/25		50,000	51,500
Orange SA, 4.125%, 9/14/21		180,000	192,137
Orange SA, MTN, VRN, 4.00%, 10/1/21	EUR	150,000	159,791
SoftBank Group Corp., 4.50%, 4/15/20(4)		$150,000	148,725
Sprint Capital Corp., 6.90%, 5/1/19		250,000	214,375
Sprint Capital Corp., 8.75%, 3/15/32		105,000	81,375
Telecom Italia Capital SA, 6.375%, 11/15/33		347,000	320,975
Telecom Italia Capital SA, 7.72%, 6/4/38		125,000	121,250
Telecom Italia SpA, MTN, 5.875%, 5/19/23	GBP	150,000	218,790
Telefonica Europe BV, VRN, 6.50%, 9/18/18	EUR	200,000	221,418
Telefonica Europe BV, VRN, 5.875%, 3/31/24	EUR	100,000	101,845
Verizon Communications, Inc., 3.65%, 9/14/18		$550,000	575,963
Verizon Communications, Inc., 3.50%, 11/1/21		140,000	146,427
Verizon Communications, Inc., 5.15%, 9/15/23		380,000	430,950
Verizon Communications, Inc., 5.05%, 3/15/34		750,000	755,731
Verizon Communications, Inc., 4.75%, 11/1/41		100,000	95,867
Verizon Communications, Inc., 6.55%, 9/15/43		146,000	177,663
Verizon Communications, Inc., 4.86%, 8/21/46		90,000	88,290
Verizon Communications, Inc., 5.01%, 8/21/54		144,000	134,475
Virgin Media Finance plc, 5.75%, 1/15/25(4)		210,000	209,475
Windstream Services LLC, 7.875%, 11/1/17		20,000	21,050
Windstream Services LLC, 7.75%, 10/15/20		120,000	102,000
Windstream Services LLC, 6.375%, 8/1/23		100,000	73,000
			8,627,184
Electric Utilities†
AES Corp. (The), 4.875%, 5/15/23		405,000	366,525
Terna Rete Elettrica Nazionale SpA, MTN, 2.875%, 2/16/18	EUR	100,000	114,735
			481,260

Electronic Equipment, Instruments and Components†
Sanmina Corp., 4.375%, 6/1/19(4)		$213,000	215,663
Energy Equipment and Services — 0.1%
Basic Energy Services, Inc., 7.75%, 2/15/19		55,000	10,450
Ensco plc, 4.70%, 3/15/21		300,000	161,166
FTS International, Inc., 6.25%, 5/1/22		120,000	13,200
Halliburton Co., 3.80%, 11/15/25		190,000	180,066
Hornbeck Offshore Services, Inc., 5.00%, 3/1/21		150,000	79,312
Pacific Drilling SA, 5.375%, 6/1/20(4)		115,000	23,575
Paragon Offshore plc, 7.25%, 8/15/24(1)(4)(6)		90,000	24,300
Petroleum Geo-Services ASA, 7.375%, 12/15/18(4)		100,000	62,500
Precision Drilling Corp., 6.50%, 12/15/21		45,000	29,250
Precision Drilling Corp., 5.25%, 11/15/24		105,000	60,375
Schlumberger Investment SA, 3.65%, 12/1/23		170,000	172,072
SESI LLC, 6.375%, 5/1/19		50,000	34,250
Transocean, Inc., 3.00%, 10/15/17		110,000	99,550
Transocean, Inc., 6.00%, 3/15/18		85,000	68,850
Transocean, Inc., 6.50%, 11/15/20		215,000	127,925
Transocean, Inc., 7.125%, 12/15/21		110,000	61,325
Weatherford International Ltd., 9.625%, 3/1/19		65,000	55,900
Weatherford International Ltd., 5.125%, 9/15/20		100,000	70,062
Weatherford International Ltd., 4.50%, 4/15/22		110,000	71,225
			1,405,353
Financial Services†
Argos Merger Sub, Inc., 7.125%, 3/15/23(4)		215,000	220,375
Food and Staples Retailing — 0.2%
Albertson's Holdings LLC / Safeway, Inc., 7.75%, 10/15/22(4)		27,000	28,249
BI-LO LLC / BI-LO Finance Corp., 9.25%, 2/15/19(4)		40,000	35,600
CVS Health Corp., 3.50%, 7/20/22		160,000	167,357
CVS Health Corp., 5.125%, 7/20/45		80,000	90,134
Delhaize Group, 5.70%, 10/1/40		90,000	95,361
Dollar General Corp., 3.25%, 4/15/23		120,000	118,647
Dollar General Corp., 4.15%, 11/1/25		40,000	41,385
Dollar Tree, Inc., 5.75%, 3/1/23(4)		55,000	58,781
Horizon Pharma Financing, Inc., 6.625%, 5/1/23(4)		75,000	66,375
Kroger Co. (The), 6.40%, 8/15/17		320,000	342,431
Kroger Co. (The), 3.30%, 1/15/21		190,000	199,014
Rite Aid Corp., 6.75%, 6/15/21		85,000	90,313
Rite Aid Corp., 6.125%, 4/1/23(4)		245,000	262,456
SUPERVALU, Inc., 6.75%, 6/1/21		80,000	63,600
Tesco Corporate Treasury Services plc, MTN, 2.50%, 7/1/24	EUR	100,000	99,157
Tesco plc, 6.15%, 11/15/37(4)		$80,000	67,823
Wal-Mart Stores, Inc., 2.55%, 4/11/23		280,000	287,207
Wal-Mart Stores, Inc., 5.625%, 4/1/40		340,000	413,555
			2,527,445
Food Products — 0.1%
JBS Investments GmbH, 7.25%, 4/3/24(4)		70,000	61,950
JBS USA LLC / JBS USA Finance, Inc., 8.25%, 2/1/20(4)		90,000	90,720
JBS USA LLC / JBS USA Finance, Inc., 7.25%, 6/1/21(4)		95,000	92,387
JBS USA LLC / JBS USA Finance, Inc., 5.75%, 6/15/25(4)		90,000	77,850
Kraft Foods Group, Inc., 5.00%, 6/4/42		90,000	93,685
Kraft Heinz Foods Co., 3.95%, 7/15/25(4)		200,000	210,023
Kraft Heinz Foods Co., 5.20%, 7/15/45(4)		110,000	118,914

Mondelez International, Inc., 4.00%, 2/1/24	200,000	208,979
NBTY, Inc., 9.00%, 10/1/18	75,000	77,063
Pilgrim's Pride Corp., 5.75%, 3/15/25(4)	220,000	214,775
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 4.875%, 5/1/21	105,000	106,837
Post Holdings, Inc., 7.375%, 2/15/22	160,000	170,200
Post Holdings, Inc., 7.75%, 3/15/24(4)	65,000	71,338
Smithfield Foods, Inc., 6.625%, 8/15/22	80,000	84,800
Tyson Foods, Inc., 4.50%, 6/15/22	160,000	172,465
		1,851,986
Gas Utilities — 0.4%
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.00%, 12/15/20	70,000	50,925
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.25%, 4/1/23(4)	40,000	28,600
Enbridge Energy Partners LP, 6.50%, 4/15/18	240,000	242,602
Enbridge, Inc., 4.50%, 6/10/44	120,000	86,316
Energy Transfer Equity LP, 5.875%, 1/15/24	160,000	132,800
Energy Transfer Partners LP, 4.15%, 10/1/20	200,000	174,381
Energy Transfer Partners LP, 5.20%, 2/1/22	80,000	69,290
Energy Transfer Partners LP, 3.60%, 2/1/23	170,000	141,263
Energy Transfer Partners LP, 6.50%, 2/1/42	100,000	81,060
Enterprise Products Operating LLC, 6.30%, 9/15/17	340,000	357,136
Enterprise Products Operating LLC, 4.85%, 3/15/44	360,000	310,080
Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 8/1/22	90,000	76,050
Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24	130,000	98,800
Kinder Morgan Energy Partners LP, 6.50%, 4/1/20	150,000	151,524
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	300,000	255,331
Kinder Morgan, Inc., 4.30%, 6/1/25	70,000	63,426
Magellan Midstream Partners LP, 6.55%, 7/15/19	200,000	218,621
MPLX LP, 4.875%, 12/1/24(4)	130,000	106,404
MPLX LP, 4.875%, 6/1/25(4)	150,000	124,020
NGPL PipeCo LLC, 7.12%, 12/15/17(4)	150,000	140,625
NuStar Logistics LP, 4.75%, 2/1/22	40,000	30,200
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	270,000	222,713
Regency Energy Partners LP / Regency Energy Finance Corp., 5.50%, 4/15/23	125,000	105,313
Rockies Express Pipeline LLC, 5.625%, 4/15/20(4)	355,000	318,213
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	100,000	95,938
Sabine Pass Liquefaction LLC, 6.25%, 3/15/22	125,000	119,687
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	255,000	236,512
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	215,000	195,919
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	260,000	213,298
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/18	70,000	67,418
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.375%, 8/1/22	56,000	48,440
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	204,000	156,060
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19(4)	120,000	114,600
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 6.25%, 10/15/22(4)	100,000	92,500
TransCanada PipeLines Ltd., 2.50%, 8/1/22	180,000	166,928
Williams Cos., Inc. (The), 3.70%, 1/15/23	130,000	96,850
Williams Cos., Inc. (The), 4.55%, 6/24/24	140,000	105,700
Williams Cos., Inc. (The), 5.75%, 6/24/44	80,000	52,800
Williams Partners LP, 5.10%, 9/15/45	100,000	68,348
		5,416,691
Health Care Equipment and Supplies — 0.1%
Alere, Inc., 6.50%, 6/15/20	100,000	104,000
Alere, Inc., 6.375%, 7/1/23(4)	140,000	154,000

Becton Dickinson and Co., 3.73%, 12/15/24	220,000	228,038
Crimson Merger Sub, Inc., 6.625%, 5/15/22(4)	40,000	28,900
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp., 8.125%, 6/15/21(4)	70,000	58,975
Kinetic Concepts, Inc. / KCI USA, Inc., 10.50%, 11/1/18	200,000	185,500
Kinetic Concepts, Inc. / KCI USA, Inc., 12.50%, 11/1/19	50,000	38,906
Mallinckrodt International Finance SA, 4.75%, 4/15/23	160,000	142,000
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.75%, 8/1/22(4)	110,000	109,175
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/23(4)	40,000	39,500
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.50%, 4/15/25(4)	100,000	94,750
Medtronic, Inc., 2.50%, 3/15/20	120,000	123,003
Medtronic, Inc., 2.75%, 4/1/23	50,000	50,128
Medtronic, Inc., 3.50%, 3/15/25	240,000	251,719
Medtronic, Inc., 4.375%, 3/15/35	240,000	249,062
St. Jude Medical, Inc., 2.00%, 9/15/18	80,000	80,401
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	100,000	100,205
		2,038,262
Health Care Providers and Services — 0.4%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22	135,000	134,527
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	110,000	111,650
Aetna, Inc., 2.75%, 11/15/22	160,000	156,907
Amsurg Corp., 5.625%, 7/15/22	95,000	98,206
Centene Escrow Corp., 6.125%, 2/15/24(4)	125,000	132,969
CHS / Community Health Systems, Inc., 8.00%, 11/15/19	155,000	147,250
CHS / Community Health Systems, Inc., 7.125%, 7/15/20	60,000	54,300
CHS / Community Health Systems, Inc., 5.125%, 8/1/21	40,000	40,400
CHS / Community Health Systems, Inc., 6.875%, 2/1/22	135,000	116,438
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	120,000	126,750
DaVita HealthCare Partners, Inc., 5.125%, 7/15/24	230,000	234,456
DaVita HealthCare Partners, Inc., 5.00%, 5/1/25	110,000	110,000
Express Scripts Holding Co., 2.65%, 2/15/17	300,000	303,051
Express Scripts Holding Co., 7.25%, 6/15/19	220,000	252,163
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(4)	145,000	159,137
Fresenius Medical Care US Finance II, Inc., 4.75%, 10/15/24(4)	125,000	128,375
HCA, Inc., 3.75%, 3/15/19	480,000	490,152
HCA, Inc., 4.25%, 10/15/19	125,000	129,219
HCA, Inc., 6.50%, 2/15/20	180,000	199,836
HCA, Inc., 7.50%, 2/15/22	220,000	249,656
HCA, Inc., 5.875%, 3/15/22	75,000	80,625
HCA, Inc., 4.75%, 5/1/23	195,000	199,875
HCA, Inc., 5.375%, 2/1/25	270,000	275,400
HealthSouth Corp., 5.75%, 11/1/24	95,000	96,425
IASIS Healthcare LLC / IASIS Capital Corp., 8.375%, 5/15/19	230,000	219,650
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 8/1/23(4)	100,000	102,250
Kindred Healthcare, Inc., 8.00%, 1/15/20	145,000	134,850
Kindred Healthcare, Inc., 6.375%, 4/15/22	75,000	61,594
LifePoint Health, Inc., 5.50%, 12/1/21	175,000	182,875
NYU Hospitals Center, 4.43%, 7/1/42	110,000	111,803
Tenet Healthcare Corp., 5.00%, 3/1/19	160,000	153,600
Tenet Healthcare Corp., 8.00%, 8/1/20	170,000	172,550
Tenet Healthcare Corp., 6.00%, 10/1/20	205,000	217,941
Tenet Healthcare Corp., 4.50%, 4/1/21	40,000	39,950
Tenet Healthcare Corp., 8.125%, 4/1/22	335,000	331,020
Tenet Healthcare Corp., 6.75%, 6/15/23	225,000	205,875

UnitedHealth Group, Inc., 2.875%, 3/15/22	290,000	295,961
UnitedHealth Group, Inc., 3.75%, 7/15/25	100,000	106,539
Universal Health Services, Inc., 4.75%, 8/1/22(4)	50,000	50,125
		6,414,350
Hotels, Restaurants and Leisure — 0.2%
1011778 B.C. ULC / New Red Finance, Inc., 6.00%, 4/1/22(4)	260,000	271,700
Affinity Gaming / Affinity Gaming Finance Corp., 9.00%, 5/15/18	75,000	76,125
Boyd Gaming Corp., 6.875%, 5/15/23	131,000	135,257
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope, 8.00%, 10/1/20	60,000	58,950
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope, 11.00%, 10/1/21	110,000	95,425
CEC Entertainment, Inc., 8.00%, 2/15/22	25,000	21,438
Eldorado Resorts, Inc., 7.00%, 8/1/23	140,000	140,350
FelCor Lodging LP, 5.625%, 3/1/23	100,000	102,250
Golden Nugget Escrow, Inc., 8.50%, 12/1/21(4)	225,000	216,000
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 5.625%, 10/15/21	260,000	271,050
International Game Technology plc, 6.25%, 2/15/22(4)	240,000	228,000
McDonald's Corp., MTN, 3.375%, 5/26/25	100,000	102,426
MGM Resorts International, 8.625%, 2/1/19	80,000	91,000
MGM Resorts International, 5.25%, 3/31/20	150,000	153,937
MGM Resorts International, 6.00%, 3/15/23	210,000	215,775
Pinnacle Entertainment, 7.50%, 4/15/21	180,000	188,100
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	85,000	86,700
Scientific Games International, Inc., 6.25%, 9/1/20	45,000	24,525
Scientific Games International, Inc., 7.00%, 1/1/22(4)	175,000	171,500
Scientific Games International, Inc., 10.00%, 12/1/22	115,000	90,850
Station Casinos LLC, 7.50%, 3/1/21	460,000	482,425
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(4)	20,000	19,175
Wynn Macau Ltd., 5.25%, 10/15/21(4)	200,000	185,500
Yum! Brands, Inc., 3.75%, 11/1/21	50,000	45,719
		3,474,177
Household Durables — 0.1%
Beazer Homes USA, Inc., 7.25%, 2/1/23	96,000	68,623
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(4)	125,000	105,000
Century Communities, Inc., 6.875%, 5/15/22	30,000	26,775
K Hovnanian Enterprises, Inc., 7.00%, 1/15/19(4)	315,000	187,425
KB Home, 4.75%, 5/15/19	35,000	33,600
KB Home, 8.00%, 3/15/20	50,000	50,500
KB Home, 7.00%, 12/15/21	30,000	28,650
Lennar Corp., 4.50%, 6/15/19	40,000	41,300
Meritage Homes Corp., 7.00%, 4/1/22	125,000	130,312
Shea Homes LP / Shea Homes Funding Corp., 5.875%, 4/1/23(4)	105,000	103,163
Taylor Morrison Communities, Inc. / Monarch Communities, Inc., 5.625%, 3/1/24(4)	300,000	270,000
Toll Brothers Finance Corp., 6.75%, 11/1/19	170,000	188,700
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24	200,000	191,000
WCI Communities, Inc., 6.875%, 8/15/21	160,000	161,600
William Lyon Homes, Inc., 8.50%, 11/15/20	125,000	125,000
		1,711,648
Household Products†
Energizer Holdings, Inc, 5.50%, 6/15/25(4)	70,000	69,475
Spectrum Brands, Inc., 6.375%, 11/15/20	255,000	271,575
Spectrum Brands, Inc., 6.625%, 11/15/22	130,000	140,562
Spectrum Brands, Inc., 5.75%, 7/15/25	130,000	137,638
		619,250

Industrial Conglomerates — 0.3%
Algeco Scotsman Global Finance plc, 10.75%, 10/15/19(4)		90,000	24,750
General Electric Co., 5.25%, 12/6/17		550,000	589,222
General Electric Co., 4.125%, 10/9/42		240,000	243,245
General Electric Co., MTN, VRN, 1.49%, 5/9/16		2,410,000	2,412,015
HD Supply, Inc., 7.50%, 7/15/20		135,000	142,762
HD Supply, Inc., 5.25%, 12/15/21(4)		100,000	105,469
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24		150,000	151,409
Jack Cooper Holdings Corp., 10.25%, 6/1/20(4)		25,000	18,875
Signode Industrial Group Lux SA / Signode Industrial Group US, Inc., 6.375%, 5/1/22(4)		255,000	218,025
Wise Metals Group LLC / Wise Alloys Finance Corp., 8.75%, 12/15/18(4)		60,000	50,700
			3,956,472
Insurance — 0.5%
ACE INA Holdings, Inc., 3.15%, 3/15/25		210,000	211,464
ACE INA Holdings, Inc., 3.35%, 5/3/26		100,000	102,512
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 4.50%, 5/15/21		150,000	151,687
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 4.625%, 7/1/22		145,000	145,906
Allianz Finance II BV, MTN, 4.75%, 7/22/19	EUR	50,000	62,772
Allianz Finance II BV, MTN, VRN, 5.75%, 7/8/21	EUR	300,000	375,702
Allianz SE, MTN, VRN, 4.75%, 10/24/23	EUR	200,000	230,499
Allstate Corp. (The), VRN, 5.75%, 8/15/23		$100,000	99,813
American International Group, Inc., 4.125%, 2/15/24		540,000	548,517
American International Group, Inc., 4.50%, 7/16/44		110,000	97,863
American International Group, Inc., MTN, 5.85%, 1/16/18		310,000	330,697
AXA SA, 7.125%, 12/15/20	GBP	150,000	240,901
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21		$180,000	198,105
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		110,000	114,108
Berkshire Hathaway, Inc., 4.50%, 2/11/43		170,000	171,775
CNP Assurances, VRN, 4.00%, 11/18/24	EUR	600,000	582,548
Generali Finance BV, MTN, VRN, 4.60%, 11/21/25	EUR	150,000	145,976
Genworth Holdings, Inc., 7.625%, 9/24/21		$35,000	23,188
Genworth Holdings, Inc., VRN, 6.15%, 11/15/16		140,000	32,637
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		60,000	70,864
International Lease Finance Corp., 8.75%, 3/15/17		215,000	227,362
International Lease Finance Corp., 6.25%, 5/15/19		195,000	209,625
Liberty Mutual Group, Inc., 4.95%, 5/1/22(4)		50,000	54,125
Liberty Mutual Group, Inc., 4.85%, 8/1/44(4)		190,000	181,344
Liberty Mutual Group, Inc., VRN, 7.00%, 3/15/17(4)		175,000	155,312
Lincoln National Corp., 6.25%, 2/15/20		300,000	335,589
Markel Corp., 4.90%, 7/1/22		200,000	218,725
Markel Corp., 3.625%, 3/30/23		80,000	80,792
MetLife, Inc., 4.125%, 8/13/42		90,000	81,670
MetLife, Inc., 4.875%, 11/13/43		50,000	51,355
Metropolitan Life Global Funding I, 3.00%, 1/10/23(4)		250,000	248,172
Principal Financial Group, Inc., 3.30%, 9/15/22		80,000	80,209
Prudential Financial, Inc., 5.375%, 6/21/20		160,000	176,875
Prudential Financial, Inc., 5.625%, 5/12/41		190,000	200,257
TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24(4)		110,000	113,189
Travelers Cos., Inc. (The), 4.60%, 8/1/43		110,000	118,947
Travelers Cos., Inc. (The), 4.30%, 8/25/45		60,000	62,636
USI Inc. / NY, 7.75%, 1/15/21(4)		50,000	46,188
Voya Financial, Inc., 5.50%, 7/15/22		140,000	155,521
Voya Financial, Inc., 5.70%, 7/15/43		150,000	167,344

Voya Financial, Inc., VRN, 5.65%, 5/15/23	125,000	116,711
WR Berkley Corp., 4.625%, 3/15/22	130,000	139,408
WR Berkley Corp., 4.75%, 8/1/44	80,000	78,201
		7,237,091
Internet Software and Services†
Equinix, Inc., 4.875%, 4/1/20	50,000	52,125
Equinix, Inc., 5.375%, 4/1/23	75,000	80,603
Match Group, Inc., 6.75%, 12/15/22(4)	80,000	81,400
Netflix, Inc., 5.375%, 2/1/21	40,000	43,075
Netflix, Inc., 5.75%, 3/1/24	175,000	184,406
VeriSign, Inc., 4.625%, 5/1/23	40,000	39,600
VeriSign, Inc., 5.25%, 4/1/25	40,000	39,500
		520,709
IT Services — 0.1%
Audatex North America, Inc., 6.125%, 11/1/23(4)	170,000	172,337
CDW LLC / CDW Finance Corp., 5.00%, 9/1/23	70,000	71,925
CDW LLC / CDW Finance Corp., 5.50%, 12/1/24	90,000	93,150
Fidelity National Information Services, Inc., 4.50%, 10/15/22	150,000	155,594
Fidelity National Information Services, Inc., 3.50%, 4/15/23	120,000	114,172
First Data Corp., 7.00%, 12/1/23(4)	205,000	205,205
First Data Corp., 5.00%, 1/15/24(4)	60,000	61,088
First Data Corp., 5.75%, 1/15/24(4)	220,000	221,925
Xerox Corp., 2.95%, 3/15/17	90,000	90,215
		1,185,611
Life Sciences Tools and Services†
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	210,000	215,101
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	61,000	61,083
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	140,000	151,363
		427,547
Machinery†
Case New Holland Industrial, Inc., 7.875%, 12/1/17	175,000	187,337
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	31,000	31,418
Navistar International Corp., 8.25%, 11/1/21	100,000	61,000
Terex Corp., 6.50%, 4/1/20	50,000	47,750
Terex Corp., 6.00%, 5/15/21	50,000	47,500
		375,005
Marine†
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21	330,000	265,650
Navios Maritime Holdings, Inc. / Navios Maritime Finance II US, Inc., 8.125%, 2/15/19	50,000	11,875
		277,525
Media — 0.8%
21st Century Fox America, Inc., 3.70%, 10/15/25	50,000	50,405
21st Century Fox America, Inc., 6.90%, 8/15/39	260,000	293,462
21st Century Fox America, Inc., 4.75%, 9/15/44	110,000	103,552
Altice Financing SA, 6.50%, 1/15/22(4)	155,000	156,937
Altice Financing SA, 6.625%, 2/15/23(4)	200,000	198,000
Altice Finco SA, 7.625%, 2/15/25(4)	115,000	107,813
Altice Luxembourg SA, 7.75%, 5/15/22(4)	220,000	213,950
Altice Luxembourg SA, 7.625%, 2/15/25(4)	90,000	82,575
Altice US Finance I Corp., 5.375%, 7/15/23(4)	55,000	56,238
AMC Entertainment, Inc., 5.75%, 6/15/25	100,000	103,625
Cablevision Systems Corp., 5.875%, 9/15/22	155,000	124,387
CBS Corp., 3.50%, 1/15/25	150,000	145,759

CBS Corp., 4.85%, 7/1/42	70,000	62,788
CCO Holdings LLC / CCO Holdings Capital Corp., 7.375%, 6/1/20	145,000	151,235
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	450,000	456,187
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/23(4)	170,000	169,150
CCO Safari II LLC, 4.91%, 7/23/25(4)	575,000	589,411
CCOH Safari LLC, 5.75%, 2/15/26(4)	120,000	120,616
Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21(4)	80,000	73,700
Cinemark USA, Inc., 5.125%, 12/15/22	60,000	61,200
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	275,000	243,031
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	170,000	160,963
Comcast Corp., 6.40%, 5/15/38	230,000	291,564
Comcast Corp., 4.75%, 3/1/44	150,000	158,029
CSC Holdings LLC, 7.625%, 7/15/18	150,000	160,125
CSC Holdings LLC, 6.75%, 11/15/21	125,000	127,187
Cumulus Media Holdings, Inc., 7.75%, 5/1/19	50,000	14,250
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.00%, 3/1/21	160,000	175,850
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 4.45%, 4/1/24	120,000	126,745
Discovery Communications LLC, 5.625%, 8/15/19	130,000	140,781
Discovery Communications LLC, 3.25%, 4/1/23	100,000	91,993
DISH DBS Corp., 4.625%, 7/15/17	130,000	133,250
DISH DBS Corp., 6.75%, 6/1/21	270,000	275,737
DISH DBS Corp., 5.00%, 3/15/23	135,000	119,812
DISH DBS Corp., 5.875%, 11/15/24	100,000	90,230
Embarq Corp., 8.00%, 6/1/36	120,000	114,300
Gray Television, Inc., 7.50%, 10/1/20	75,000	79,125
iHeartCommunications, Inc., 10.00%, 1/15/18	90,000	29,250
iHeartCommunications, Inc., 9.00%, 3/1/21	130,000	89,050
Lamar Media Corp., 5.875%, 2/1/22	120,000	125,700
Lamar Media Corp., 5.00%, 5/1/23	150,000	152,250
McClatchy Co. (The), 9.00%, 12/15/22	40,000	35,350
Mediacom LLC / Mediacom Capital Corp., 7.25%, 2/15/22	100,000	101,125
NBCUniversal Media LLC, 5.15%, 4/30/20	150,000	168,946
NBCUniversal Media LLC, 4.375%, 4/1/21	260,000	287,148
NBCUniversal Media LLC, 2.875%, 1/15/23	350,000	356,998
Neptune Finco Corp., 10.125%, 1/15/23(4)	45,000	48,375
Neptune Finco Corp., 6.625%, 10/15/25(4)	50,000	52,875
Neptune Finco Corp., 10.875%, 10/15/25(4)	45,000	48,713
Nielsen Finance LLC / Nielsen Finance Co., 4.50%, 10/1/20	114,000	117,634
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(4)	160,000	162,600
Numericable-SFR SA, 6.00%, 5/15/22(4)	400,000	398,000
Omnicom Group, Inc., 3.625%, 5/1/22	30,000	30,627
Regal Entertainment Group, 5.75%, 3/15/22	100,000	101,500
RR Donnelley & Sons Co., 7.25%, 5/15/18	29,000	30,378
RR Donnelley & Sons Co., 6.00%, 4/1/24	140,000	105,700
Sinclair Television Group, Inc., 5.375%, 4/1/21	100,000	101,750
Sinclair Television Group, Inc., 5.625%, 8/1/24(4)	80,000	80,200
Sirius XM Radio, Inc., 5.75%, 8/1/21(4)	125,000	130,156
Sirius XM Radio, Inc., 6.00%, 7/15/24(4)	95,000	99,988
Sirius XM Radio, Inc., 5.375%, 4/15/25(4)	60,000	60,000
TEGNA, Inc., 5.50%, 9/15/24(4)	140,000	144,025
Time Warner Cable, Inc., 6.75%, 7/1/18	240,000	261,669
Time Warner Cable, Inc., 5.50%, 9/1/41	80,000	71,454
Time Warner Cable, Inc., 4.50%, 9/15/42	90,000	73,809

Time Warner, Inc., 3.60%, 7/15/25		90,000	88,777
Time Warner, Inc., 7.70%, 5/1/32		390,000	469,180
Time Warner, Inc., 5.35%, 12/15/43		80,000	76,380
Unitymedia GmbH, 6.125%, 1/15/25(4)		95,000	98,206
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 5.00%, 1/15/25(4)		35,000	35,240
Univision Communications, Inc., 8.50%, 5/15/21(4)		120,000	121,050
Univision Communications, Inc., 5.125%, 2/15/25(4)		175,000	171,719
UPCB Finance IV Ltd., 5.375%, 1/15/25(4)		135,000	134,325
Viacom, Inc., 4.50%, 3/1/21		40,000	41,364
Viacom, Inc., 3.125%, 6/15/22		100,000	91,245
Videotron Ltd., 5.00%, 7/15/22		125,000	128,281
Virgin Media Secured Finance plc, 5.25%, 1/15/26(4)		145,000	145,000
Walt Disney Co. (The), MTN, 2.35%, 12/1/22		160,000	162,672
Walt Disney Co. (The), MTN, 4.125%, 6/1/44		100,000	103,424
Wind Acquisition Finance SA, 4.75%, 7/15/20(4)		155,000	150,350
Wind Acquisition Finance SA, 7.375%, 4/23/21(4)		175,000	161,875
WMG Acquisition Corp., 5.625%, 4/15/22(4)		150,000	149,250
Ziggo Bond Finance BV, 5.875%, 1/15/25(4)		90,000	87,638
			11,705,208
Metals and Mining — 0.2%
AK Steel Corp., 7.625%, 5/15/20		90,000	54,900
Alcoa, Inc., 5.40%, 4/15/21		100,000	99,025
Alcoa, Inc., 5.125%, 10/1/24		215,000	195,381
Alcoa, Inc., 5.95%, 2/1/37		60,000	47,100
Aleris International, Inc., 7.625%, 2/15/18		40,000	35,400
Allegheny Technologies, Inc., 5.95%, 1/15/21		70,000	51,275
Anglo American Capital plc, 4.875%, 5/14/25(4)		100,000	75,000
ArcelorMittal, 5.50%, 2/25/17		240,000	243,000
ArcelorMittal, 6.125%, 6/1/18		210,000	208,950
ArcelorMittal, 6.50%, 3/1/21		100,000	90,511
ArcelorMittal, 7.75%, 3/1/41		155,000	124,000
Barrick North America Finance LLC, 4.40%, 5/30/21		180,000	176,727
Barrick North America Finance LLC, 5.75%, 5/1/43		70,000	57,845
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21		200,000	198,008
Cliffs Natural Resources, Inc., 7.75%, 3/31/20(4)		69,000	10,350
Cliffs Natural Resources, Inc., 8.25%, 3/31/20(4)		50,000	38,125
First Quantum Minerals Ltd., 6.75%, 2/15/20(4)		45,000	23,625
First Quantum Minerals Ltd., 7.00%, 2/15/21(4)		50,000	26,000
First Quantum Minerals Ltd., 7.25%, 5/15/22(4)		160,000	80,000
FMG Resources August 2006 Pty Ltd., 9.75%, 3/1/22(4)		120,000	113,400
Freeport-McMoRan, Inc., 2.30%, 11/14/17		125,000	115,000
Freeport-McMoRan, Inc., 3.55%, 3/1/22		355,000	237,850
Freeport-McMoRan, Inc., 3.875%, 3/15/23		16,000	10,600
Freeport-McMoRan, Inc., 5.40%, 11/14/34		130,000	76,700
Glencore Finance Canada Ltd., 4.95%, 11/15/21(4)		130,000	108,679
Glencore Finance Europe SA, MTN, 1.625%, 1/18/22	EUR	200,000	170,516
HudBay Minerals, Inc., 9.50%, 10/1/20		$75,000	43,152
Lundin Mining Corp., 7.875%, 11/1/22(4)		70,000	57,750
New Gold, Inc., 6.25%, 11/15/22(4)		35,000	25,113
Newmont Mining Corp., 6.25%, 10/1/39		80,000	71,341
Southern Copper Corp., 5.25%, 11/8/42		60,000	45,122
Steel Dynamics, Inc., 6.125%, 8/15/19		70,000	71,925
Steel Dynamics, Inc., 5.25%, 4/15/23		100,000	94,250

Teck Resources Ltd., 3.15%, 1/15/17		75,000	72,750
Teck Resources Ltd., 2.50%, 2/1/18		110,000	94,806
Teck Resources Ltd., 4.75%, 1/15/22		170,000	106,250
Teck Resources Ltd., 6.25%, 7/15/41		40,000	21,400
United States Steel Corp., 7.375%, 4/1/20		40,000	25,400
Vale Overseas Ltd., 5.625%, 9/15/19		100,000	90,220
			3,487,446
Multi-Utilities — 0.4%
Berkshire Hathaway Energy Co., 3.50%, 2/1/25		140,000	144,412
Calpine Corp., 5.375%, 1/15/23		235,000	220,313
Calpine Corp., 5.875%, 1/15/24(4)		50,000	51,125
Calpine Corp., 5.75%, 1/15/25		300,000	271,125
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42		30,000	27,614
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43		100,000	97,784
Constellation Energy Group, Inc., 5.15%, 12/1/20		200,000	220,636
Consumers Energy Co., 2.85%, 5/15/22		50,000	51,122
Consumers Energy Co., 3.375%, 8/15/23		180,000	189,352
Dominion Resources, Inc., 6.40%, 6/15/18		360,000	393,421
Dominion Resources, Inc., 2.75%, 9/15/22		140,000	137,011
Dominion Resources, Inc., 3.625%, 12/1/24		140,000	140,343
Dominion Resources, Inc., 4.90%, 8/1/41		70,000	68,164
Duke Energy Florida LLC, 6.35%, 9/15/37		270,000	354,561
Duke Energy Florida LLC, 3.85%, 11/15/42		130,000	126,613
Duke Energy Progress, LLC, 4.15%, 12/1/44		120,000	122,815
Dynegy, Inc., 6.75%, 11/1/19		100,000	93,750
Dynegy, Inc., 7.375%, 11/1/22		215,000	180,600
Dynegy, Inc., 7.625%, 11/1/24		115,000	95,738
Edison International, 3.75%, 9/15/17		200,000	206,108
Engie SA, VRN, 4.75%, 7/10/21	EUR	300,000	343,974
Exelon Generation Co. LLC, 4.25%, 6/15/22		$120,000	121,957
Exelon Generation Co. LLC, 5.60%, 6/15/42		80,000	72,681
FirstEnergy Corp., 4.25%, 3/15/23		230,000	240,450
GenOn Energy, Inc., 9.50%, 10/15/18		165,000	108,075
GenOn Energy, Inc., 9.875%, 10/15/20		80,000	48,800
Georgia Power Co., 4.30%, 3/15/42		60,000	59,391
Nisource Finance Corp., 5.65%, 2/1/45		110,000	127,725
NRG Energy, Inc., 7.625%, 1/15/18		200,000	208,250
NRG Energy, Inc., 6.25%, 7/15/22		50,000	42,500
NRG Energy, Inc., 6.25%, 5/1/24		155,000	129,425
Potomac Electric Power Co., 3.60%, 3/15/24		120,000	127,275
Progress Energy, Inc., 3.15%, 4/1/22		110,000	110,515
RWE AG, 3.50%, 4/21/25	EUR	290,000	223,593
Sempra Energy, 6.50%, 6/1/16		$170,000	172,005
Sempra Energy, 2.875%, 10/1/22		220,000	213,284
Southern Power Co., 5.15%, 9/15/41		60,000	55,926
SSE plc, VRN, 2.375%, 4/1/21	EUR	300,000	292,617
Talen Energy Supply LLC, 4.625%, 7/15/19(4)		$220,000	178,200
Virginia Electric and Power Co., 4.45%, 2/15/44		70,000	74,585
Xcel Energy, Inc., 4.80%, 9/15/41		50,000	52,916
			6,196,751
Multiline Retail — 0.1%
Bon-Ton Department Stores, Inc. (The), 8.00%, 6/15/21		60,000	22,200
J.C. Penney Corp., Inc., 5.75%, 2/15/18		25,000	25,250

J.C. Penney Corp., Inc., 5.65%, 6/1/20	75,000	69,000
Macy's Retail Holdings, Inc., 2.875%, 2/15/23	210,000	189,993
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21(4)	190,000	134,881
Target Corp., 4.00%, 7/1/42	240,000	244,980
		686,304
Oil, Gas and Consumable Fuels — 0.6%
AmeriGas Finance LLC / AmeriGas Finance Corp., 6.75%, 5/20/20	260,000	265,200
Anadarko Petroleum Corp., 5.95%, 9/15/16	70,000	70,411
Anadarko Petroleum Corp., 6.45%, 9/15/36	120,000	99,895
Antero Resources Corp., 5.125%, 12/1/22	180,000	154,350
Antero Resources Corp., 5.625%, 6/1/23(4)	35,000	30,100
Apache Corp., 4.75%, 4/15/43	70,000	53,716
BP Capital Markets plc, 4.50%, 10/1/20	24,000	25,382
BreitBurn Energy Partners LP / BreitBurn Finance Corp., 7.875%, 4/15/22	35,000	3,675
California Resources Corp., 5.50%, 9/15/21	57,000	7,980
California Resources Corp., 8.00%, 12/15/22(4)	273,000	68,932
California Resources Corp., 6.00%, 11/15/24	46,000	6,095
Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.50%, 4/15/21	70,000	42,525
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20	145,000	113,100
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	70,000	50,050
Cenovus Energy, Inc., 5.70%, 10/15/19	100,000	88,316
Chaparral Energy, Inc., 7.625%, 11/15/22	35,000	2,625
Chesapeake Energy Corp., 8.00%, 12/15/22(4)	328,000	129,560
Chevron Corp., 2.43%, 6/24/20	80,000	80,015
Cimarex Energy Co., 4.375%, 6/1/24	140,000	130,894
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	150,000	154,390
Comstock Resources, Inc., 10.00%, 3/15/20(4)	70,000	25,725
Concho Resources, Inc., 6.50%, 1/15/22	90,000	86,850
Concho Resources, Inc., 5.50%, 10/1/22	200,000	186,375
Concho Resources, Inc., 5.50%, 4/1/23	195,000	183,300
ConocoPhillips Holding Co., 6.95%, 4/15/29	80,000	85,880
CONSOL Energy, Inc., 5.875%, 4/15/22	100,000	65,750
Continental Resources, Inc., 5.00%, 9/15/22	185,000	140,646
Continental Resources, Inc., 3.80%, 6/1/24	365,000	249,203
Continental Resources, Inc., 4.90%, 6/1/44	65,000	39,975
Denbury Resources, Inc., 5.50%, 5/1/22	60,000	19,200
Denbury Resources, Inc., 4.625%, 7/15/23	125,000	36,875
Devon Energy Corp., 5.00%, 6/15/45	40,000	26,550
Ecopetrol SA, 4.125%, 1/16/25	80,000	61,560
Encana Corp., 3.90%, 11/15/21	130,000	92,410
Encana Corp., 6.50%, 2/1/38	100,000	61,367
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17	50,000	1,266
Energy XXI Gulf Coast, Inc., 7.75%, 6/15/19	200,000	7,500
EOG Resources, Inc., 5.625%, 6/1/19	380,000	401,077
EOG Resources, Inc., 4.10%, 2/1/21	130,000	132,440
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/20	265,000	76,850
EP Energy LLC / Everest Acquisition Finance, Inc., 6.375%, 6/15/23	55,000	15,125
Exxon Mobil Corp., 2.71%, 3/6/25	240,000	237,842
Exxon Mobil Corp., 3.04%, 3/1/26(5)	170,000	170,000
Ferrellgas LP / Ferrellgas Finance Corp., 6.50%, 5/1/21	50,000	38,500
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 1/15/22	220,000	159,500
Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 6/15/23(4)	55,000	39,737
Halcon Resources Corp., 8.625%, 2/1/20(4)	70,000	38,937

Halcon Resources Corp., 12.00%, 2/15/22(4)		35,100	16,760
Hess Corp., 6.00%, 1/15/40		90,000	68,446
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 10/1/25(4)		70,000	47,950
Laredo Petroleum, Inc., 5.625%, 1/15/22		75,000	48,375
Laredo Petroleum, Inc., 6.25%, 3/15/23		85,000	53,337
Linn Energy LLC / Linn Energy Finance Corp., 6.50%, 5/15/19		110,000	5,225
Linn Energy LLC / Linn Energy Finance Corp., 8.625%, 4/15/20		155,000	8,138
Linn Energy LLC / Linn Energy Finance Corp., 6.50%, 9/15/21		80,000	3,800
Marathon Petroleum Corp., 3.50%, 3/1/16		70,000	70,000
MEG Energy Corp., 6.50%, 3/15/21(4)		50,000	24,375
MEG Energy Corp., 7.00%, 3/31/24(4)		150,000	71,250
Newfield Exploration Co., 5.75%, 1/30/22		260,000	245,050
Newfield Exploration Co., 5.625%, 7/1/24		90,000	82,350
Noble Energy, Inc., 4.15%, 12/15/21		300,000	261,704
Oasis Petroleum, Inc., 6.875%, 3/15/22		125,000	73,750
PBF Holding Co. LLC / PBF Finance Corp., 8.25%, 2/15/20		50,000	50,250
Peabody Energy Corp., 6.00%, 11/15/18(6)		85,000	2,763
Peabody Energy Corp., 6.50%, 9/15/20(1)(6)		25,000	500
Peabody Energy Corp., 6.25%, 11/15/21(6)		90,000	2,813
Peabody Energy Corp., 10.00%, 3/15/22(1)(4)(6)		50,000	2,000
Penn Virginia Corp., 8.50%, 5/1/20		70,000	6,300
Petroleos Mexicanos, 6.00%, 3/5/20		190,000	195,890
Petroleos Mexicanos, 4.875%, 1/24/22		40,000	38,480
Petroleos Mexicanos, 3.50%, 1/30/23		70,000	60,760
Petroleos Mexicanos, 6.625%, 6/15/35		70,000	63,595
Petroleos Mexicanos, 5.50%, 6/27/44		230,000	177,859
Phillips 66, 4.30%, 4/1/22		260,000	265,531
Phillips 66, 4.65%, 11/15/34		160,000	146,568
QEP Resources, Inc., 5.375%, 10/1/22		165,000	114,675
QEP Resources, Inc., 5.25%, 5/1/23		125,000	88,125
Range Resources Corp., 5.75%, 6/1/21		110,000	93,500
Range Resources Corp., 5.00%, 8/15/22		160,000	134,400
Rice Energy, Inc., 6.25%, 5/1/22		65,000	52,975
Sabine Pass LNG LP, 6.50%, 11/1/20		30,000	31,791
Sanchez Energy Corp., 6.125%, 1/15/23		90,000	32,400
SandRidge Energy, Inc., 8.75%, 6/1/20(4)		60,000	11,663
Shell International Finance BV, 2.375%, 8/21/22		280,000	270,694
Shell International Finance BV, 3.625%, 8/21/42		65,000	54,457
SM Energy Co., 6.50%, 1/1/23		70,000	28,175
SM Energy Co., 5.00%, 1/15/24		80,000	32,200
Statoil ASA, 2.45%, 1/17/23		230,000	216,378
Statoil ASA, 3.95%, 5/15/43		90,000	78,581
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.50%, 6/1/24		100,000	86,000
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25		140,000	119,000
Tesoro Corp., 4.25%, 10/1/17		100,000	102,000
Tesoro Corp., 5.375%, 10/1/22		20,000	18,725
Total Capital Canada Ltd., 2.75%, 7/15/23		110,000	105,297
Total Capital SA, 2.125%, 8/10/18		150,000	150,371
Total SA, MTN, VRN, 2.25%, 2/26/21	EUR	150,000	151,741
Whiting Petroleum Corp., 5.00%, 3/15/19		$70,000	35,350
Whiting Petroleum Corp., 5.75%, 3/15/21		150,000	70,875
WPX Energy, Inc., 5.25%, 1/15/17		135,000	132,975
WPX Energy, Inc., 8.25%, 8/1/23		70,000	43,575

		8,607,393
Paper and Forest Products†
Georgia-Pacific LLC, 2.54%, 11/15/19(4)	220,000	219,617
International Paper Co., 6.00%, 11/15/41	50,000	48,947
Sappi Papier Holding GmbH, 6.625%, 4/15/21(4)	200,000	203,500
		472,064
Personal Products†
Avon Products, Inc., 6.75%, 3/15/23	95,000	57,831
Pharmaceuticals — 0.2%
Actavis Funding SCS, 3.85%, 6/15/24	230,000	237,814
Actavis Funding SCS, 4.55%, 3/15/35	110,000	110,906
Actavis, Inc., 1.875%, 10/1/17	220,000	220,274
Actavis, Inc., 3.25%, 10/1/22	270,000	271,524
Actavis, Inc., 4.625%, 10/1/42	70,000	69,466
Capsugel SA, PIK, 7.00%, 5/15/19(4)	45,000	45,113
Endo Finance LLC / Endo Finco, Inc., 7.75%, 1/15/22(4)	60,000	62,550
Endo Finance LLC / Endo Finco, Inc., 5.875%, 1/15/23(4)	155,000	155,000
Endo Ltd. / Endo Finance LLC / Endo Finco, Inc., 6.00%, 7/15/23(4)	135,000	138,375
Endo Ltd. / Endo Finance LLC / Endo Finco, Inc., 6.00%, 2/1/25(4)	130,000	130,000
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	44,000	45,369
Merck & Co., Inc., 2.40%, 9/15/22	180,000	180,992
Perrigo Finance Unlimited Co., 3.90%, 12/15/24	200,000	195,426
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18(4)	100,000	94,500
Valeant Pharmaceuticals International, Inc., 5.375%, 3/15/20(4)	100,000	88,500
Valeant Pharmaceuticals International, Inc., 7.00%, 10/1/20(4)	50,000	47,375
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(4)	225,000	207,563
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21(4)	85,000	78,200
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/21(4)	120,000	107,400
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22(4)	225,000	200,250
Valeant Pharmaceuticals International, Inc., 5.50%, 3/1/23(4)	80,000	63,600
Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23(4)	145,000	118,900
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25(4)	235,000	190,350
		3,059,447
Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp., 5.05%, 9/1/20	170,000	182,620
Boston Properties LP, 3.65%, 2/1/26	80,000	81,182
Communications Sales & Leasing, Inc. / CSL Capital LLC, 8.25%, 10/15/23	140,000	125,650
Corrections Corp. of America, 4.125%, 4/1/20	110,000	111,375
Crown Castle International Corp., 5.25%, 1/15/23	70,000	74,375
Crown Castle International Corp., 4.45%, 2/15/26	120,000	122,203
CTR Partnership LP / CareTrust Capital Corp., 5.875%, 6/1/21	75,000	73,312
DDR Corp., 3.625%, 2/1/25	130,000	123,899
Essex Portfolio LP, 3.625%, 8/15/22	100,000	103,445
Essex Portfolio LP, 3.375%, 1/15/23	80,000	81,118
Essex Portfolio LP, 3.25%, 5/1/23	50,000	49,488
Hospitality Properties Trust, 4.65%, 3/15/24	470,000	451,540
Host Hotels & Resorts LP, 3.75%, 10/15/23	100,000	97,662
iStar, Inc., 5.00%, 7/1/19	100,000	93,500
Kilroy Realty LP, 3.80%, 1/15/23	160,000	161,857
Kilroy Realty LP, 4.375%, 10/1/25	40,000	41,694
MPT Operating Partnership LP / MPT Finance Corp., 6.875%, 5/1/21	140,000	146,650
Omega Healthcare Investors, Inc., 5.875%, 3/15/24	50,000	50,662
Realty Income Corp., 4.125%, 10/15/26	80,000	81,857

RHP Hotel Properties LP / RHP Finance Corp., 5.00%, 4/15/21		75,000	75,750
Senior Housing Properties Trust, 4.75%, 5/1/24		180,000	173,947
Simon Property Group LP, 3.30%, 1/15/26		140,000	141,877
Ventas Realty LP / Ventas Capital Corp., 4.75%, 6/1/21		90,000	96,988
Welltower, Inc., 2.25%, 3/15/18		60,000	59,872
Welltower, Inc., 3.75%, 3/15/23		160,000	158,837
			2,961,360
Real Estate Management and Development†
Realogy Group LLC / Realogy Co-Issuer Corp., 4.50%, 4/15/19(4)		160,000	165,000
Tesco Property Finance 3 plc, 5.74%, 4/13/40	GBP	98,242	114,158
			279,158
Road and Rail — 0.1%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20		$265,000	282,523
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41		130,000	139,230
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43		160,000	163,059
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45		70,000	68,440
CSX Corp., 4.25%, 6/1/21		140,000	150,499
CSX Corp., 3.40%, 8/1/24		200,000	203,347
Norfolk Southern Corp., 5.75%, 4/1/18		40,000	43,155
Norfolk Southern Corp., 3.25%, 12/1/21		70,000	70,519
Union Pacific Corp., 4.00%, 2/1/21		100,000	108,213
Union Pacific Corp., 4.75%, 9/15/41		220,000	238,296
			1,467,281
Semiconductors and Semiconductor Equipment — 0.1%
Advanced Micro Devices, Inc., 7.50%, 8/15/22		30,000	19,650
Advanced Micro Devices, Inc., 7.00%, 7/1/24		75,000	47,250
Amkor Technology, Inc., 6.375%, 10/1/22		75,000	67,969
Freescale Semiconductor, Inc., 6.00%, 1/15/22(4)		100,000	106,375
Intel Corp., 3.70%, 7/29/25		100,000	108,121
KLA-Tencor Corp., 4.65%, 11/1/24		40,000	39,399
Micron Technology, Inc., 5.25%, 8/1/23(4)		100,000	85,875
Micron Technology, Inc., 5.50%, 2/1/25		160,000	135,600
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(4)		65,000	65,900
NXP BV / NXP Funding LLC, 5.75%, 2/15/21(4)		50,000	52,188
NXP BV / NXP Funding LLC, 5.75%, 3/15/23(4)		75,000	77,812
			806,139
Software — 0.1%
Activision Blizzard, Inc., 5.625%, 9/15/21(4)		135,000	142,594
BMC Software Finance, Inc., 8.125%, 7/15/21(4)		25,000	15,969
Infor US, Inc., 6.50%, 5/15/22(4)		173,000	150,510
Intuit, Inc., 5.75%, 3/15/17		571,000	595,418
Microsoft Corp., 2.375%, 5/1/23		90,000	91,102
Microsoft Corp., 2.70%, 2/12/25		170,000	173,460
Microsoft Corp., 3.125%, 11/3/25		100,000	105,195
Nuance Communications, Inc., 5.375%, 8/15/20(4)		100,000	102,750
Oracle Corp., 3.625%, 7/15/23		280,000	296,590
Oracle Corp., 3.40%, 7/8/24		140,000	146,661
Oracle Corp., 2.95%, 5/15/25		150,000	151,450
			1,971,699
Specialty Retail — 0.2%
Asbury Automotive Group, Inc., 6.00%, 12/15/24		100,000	99,500
Ashtead Capital, Inc., 5.625%, 10/1/24(4)		70,000	69,300
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.125%, 6/1/22(4)		100,000	93,625

BMC Stock Holdings, Inc., 9.00%, 9/15/18(4)	85,000	85,850
Claire's Stores, Inc., 9.00%, 3/15/19(4)	40,000	23,100
Hertz Corp. (The), 6.75%, 4/15/19	125,000	125,014
Hertz Corp. (The), 5.875%, 10/15/20	50,000	48,750
Hertz Corp. (The), 7.375%, 1/15/21	50,000	50,000
Hertz Corp. (The), 6.25%, 10/15/22	75,000	71,719
Home Depot, Inc. (The), 3.35%, 9/15/25	100,000	106,419
Home Depot, Inc. (The), 5.95%, 4/1/41	260,000	332,483
Michaels Stores, Inc., 5.875%, 12/15/20(4)	105,000	108,412
Rent-A-Center, Inc., 6.625%, 11/15/20	70,000	58,450
Sally Holdings LLC / Sally Capital, Inc., 5.50%, 11/1/23	75,000	78,750
Serta Simmons Bedding LLC, 8.125%, 10/1/20(4)	240,000	247,800
Sonic Automotive, Inc., 7.00%, 7/15/22	80,000	83,600
Sonic Automotive, Inc., 5.00%, 5/15/23	125,000	118,750
Toys "R" Us Property Co. II LLC, 8.50%, 12/1/17	90,000	85,275
United Rentals North America, Inc., 7.625%, 4/15/22	25,000	26,500
United Rentals North America, Inc., 6.125%, 6/15/23	75,000	77,344
United Rentals North America, Inc., 4.625%, 7/15/23	355,000	356,331
United Rentals North America, Inc., 5.50%, 7/15/25	210,000	200,025
		2,546,997
Technology Hardware, Storage and Peripherals — 0.1%
Apple, Inc., 1.00%, 5/3/18	170,000	169,560
Apple, Inc., 2.85%, 5/6/21	180,000	187,170
Apple, Inc., 3.45%, 5/6/24	380,000	401,904
CommScope Technologies Finance LLC, 6.00%, 6/15/25(4)	255,000	253,725
Dell, Inc., 3.10%, 4/1/16	40,000	40,023
Dell, Inc., 5.875%, 6/15/19	125,000	129,562
Hewlett Packard Enterprise Co., 3.60%, 10/15/20(4)	270,000	269,558
Hewlett Packard Enterprise Co., 4.90%, 10/15/25(4)	170,000	161,580
HP, Inc., 4.30%, 6/1/21	125,000	126,324
NCR Corp., 5.00%, 7/15/22	65,000	61,831
Seagate HDD Cayman, 4.75%, 6/1/23	210,000	169,959
		1,971,196
Textiles, Apparel and Luxury Goods†
L Brands, Inc., 6.625%, 4/1/21	80,000	89,900
L Brands, Inc., 5.625%, 2/15/22	275,000	295,762
Men's Wearhouse, Inc. (The), 7.00%, 7/1/22	210,000	157,500
PVH Corp., 4.50%, 12/15/22	50,000	50,500
		593,662
Tobacco — 0.1%
Altria Group, Inc., 2.85%, 8/9/22	400,000	402,515
Philip Morris International, Inc., 4.125%, 5/17/21	280,000	306,383
Reynolds American, Inc., 4.45%, 6/12/25	220,000	239,385
		948,283
Wireless Telecommunication Services — 0.1%
Sprint Communications, Inc., 9.00%, 11/15/18(4)	160,000	166,896
Sprint Communications, Inc., 7.00%, 3/1/20(4)	110,000	108,625
Sprint Communications, Inc., 6.00%, 11/15/22	225,000	159,750
Sprint Corp., 7.25%, 9/15/21	275,000	208,312
Sprint Corp., 7.875%, 9/15/23	150,000	111,452
Sprint Corp., 7.125%, 6/15/24	335,000	240,362
Sprint Corp., 7.625%, 2/15/25	70,000	50,400
T-Mobile USA, Inc., 6.625%, 11/15/20	135,000	141,075

T-Mobile USA, Inc., 6.63%, 4/28/21	120,000	126,000
T-Mobile USA, Inc., 6.125%, 1/15/22	75,000	77,625
T-Mobile USA, Inc., 6.625%, 4/1/23	255,000	267,750
T-Mobile USA, Inc., 6.375%, 3/1/25	150,000	152,438
T-Mobile USA, Inc., 6.50%, 1/15/26	80,000	81,470
Vodafone Group plc, 5.625%, 2/27/17	230,000	239,625
		2,131,780
TOTAL CORPORATE BONDS (Cost $164,456,496)		155,986,225
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(7) — 4.0%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.6%
FHLMC, VRN, 1.78%, 3/15/16	150,320	153,892
FHLMC, VRN, 1.84%, 3/15/16	60,780	62,280
FHLMC, VRN, 1.96%, 3/15/16	230,084	236,938
FHLMC, VRN, 1.97%, 3/15/16	282,707	289,364
FHLMC, VRN, 2.05%, 3/15/16	123,487	126,644
FHLMC, VRN, 2.32%, 3/15/16	583,122	596,396
FHLMC, VRN, 2.40%, 3/15/16	333,607	353,259
FHLMC, VRN, 2.55%, 3/15/16	574,526	605,905
FHLMC, VRN, 2.55%, 3/15/16	88,084	91,943
FHLMC, VRN, 2.59%, 3/15/16	110,937	117,087
FHLMC, VRN, 2.61%, 3/15/16	150,642	159,126
FHLMC, VRN, 2.77%, 3/15/16	330,898	349,118
FHLMC, VRN, 3.25%, 3/15/16	253,179	266,887
FHLMC, VRN, 3.68%, 3/15/16	200,444	210,289
FHLMC, VRN, 4.06%, 3/15/16	159,386	167,861
FHLMC, VRN, 4.22%, 3/15/16	275,004	291,208
FHLMC, VRN, 4.72%, 3/15/16	209,010	219,536
FHLMC, VRN, 5.12%, 3/15/16	28,593	30,146
FNMA, VRN, 2.04%, 3/25/16	312,609	326,691
FNMA, VRN, 2.07%, 3/25/16	443,286	461,459
FNMA, VRN, 2.07%, 3/25/16	386,169	400,749
FNMA, VRN, 2.07%, 3/25/16	810,043	842,705
FNMA, VRN, 2.07%, 3/25/16	364,830	383,025
FNMA, VRN, 2.18%, 3/25/16	83,354	86,166
FNMA, VRN, 2.48%, 3/25/16	364,706	385,060
FNMA, VRN, 2.50%, 3/25/16	98,023	103,182
FNMA, VRN, 2.57%, 3/25/16	104,962	109,898
FNMA, VRN, 2.65%, 3/25/16	92,105	97,394
FNMA, VRN, 2.70%, 3/25/16	55,527	57,225
FNMA, VRN, 3.36%, 3/25/16	227,444	237,996
FNMA, VRN, 3.61%, 3/25/16	207,474	219,304
FNMA, VRN, 3.95%, 3/25/16	185,248	195,615
FNMA, VRN, 4.79%, 3/25/16	272,175	286,484
		8,520,832
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 3.4%
FHLMC, 6.50%, 6/1/16	1,775	1,779
FHLMC, 6.50%, 6/1/16	1,189	1,193
FHLMC, 4.50%, 1/1/19	168,342	174,082
FHLMC, 5.00%, 10/1/19	4,070	4,209
FHLMC, 5.00%, 11/1/19	24,170	25,079
FHLMC, 5.50%, 11/1/19	860	878
FHLMC, 5.50%, 11/1/19	1,182	1,231
FHLMC, 5.50%, 11/1/19	2,455	2,559

FHLMC, 5.50%, 11/1/19	751	766
FHLMC, 5.50%, 11/1/19	818	852
FHLMC, 5.50%, 12/1/19	1,795	1,874
FHLMC, 5.00%, 2/1/20	1,762	1,822
FHLMC, 5.00%, 2/1/20	709	733
FHLMC, 5.50%, 3/1/20	3,548	3,727
FHLMC, 5.50%, 3/1/20	2,732	2,857
FHLMC, 5.50%, 3/1/20	4,308	4,535
FHLMC, 5.00%, 5/1/20	1,646	1,702
FHLMC, 5.00%, 5/1/20	4,827	5,003
FHLMC, 5.00%, 5/1/20	5,477	5,695
FHLMC, 4.50%, 7/1/20	20,098	20,956
FHLMC, 4.00%, 10/1/20	6,521	6,797
FHLMC, 8.00%, 6/1/26	4,540	4,703
FHLMC, 8.00%, 6/1/26	456	532
FHLMC, 8.00%, 7/1/26	550	552
FHLMC, 7.00%, 8/1/29	1,766	1,927
FHLMC, 8.00%, 7/1/30	13,057	16,642
FHLMC, 5.50%, 12/1/33	241,183	274,331
FHLMC, 6.50%, 5/1/34	9,005	11,023
FHLMC, 5.50%, 6/1/35	10,394	11,563
FHLMC, 5.00%, 9/1/35	6,690	7,386
FHLMC, 5.00%, 9/1/35	4,452	4,930
FHLMC, 5.50%, 10/1/35	42,084	47,632
FHLMC, 5.50%, 10/1/35	24,838	28,106
FHLMC, 5.00%, 11/1/35	96,413	107,359
FHLMC, 5.00%, 11/1/35	135,222	152,300
FHLMC, 6.50%, 3/1/36	4,507	5,141
FHLMC, 6.50%, 3/1/36	2,867	3,269
FHLMC, 5.50%, 1/1/38	173,478	194,443
FHLMC, 6.00%, 2/1/38	100,195	114,223
FHLMC, 6.00%, 11/1/38	445,623	506,844
FHLMC, 6.50%, 7/1/47	15,874	17,514
FNMA, 3.00%, 3/14/16(8)	500,000	512,793
FNMA, 3.50%, 3/14/16(8)	4,650,000	4,872,782
FNMA, 4.00%, 3/14/16(8)	2,345,000	2,502,646
FNMA, 4.50%, 3/14/16(8)	2,150,000	2,336,472
FNMA, 5.00%, 3/14/16(8)	300,000	332,150
FNMA, 5.50%, 3/14/16(8)	225,000	252,527
FNMA, 4.00%, 6/1/19	2,103	2,193
FNMA, 4.50%, 6/1/19	40,786	42,461
FNMA, 4.50%, 12/1/19	3,734	3,864
FNMA, 5.00%, 3/1/20	9,027	9,475
FNMA, 5.00%, 3/1/20	8,368	8,770
FNMA, 5.00%, 4/1/20	5,515	5,748
FNMA, 5.00%, 5/1/20	1,798	1,860
FNMA, 5.00%, 5/1/20	5,661	5,894
FNMA, 5.00%, 7/1/20	8,394	8,911
FNMA, 7.00%, 5/1/26	2,446	2,616
FNMA, 7.00%, 6/1/26	1,501	1,764
FNMA, 7.50%, 3/1/27	1,040	1,043
FNMA, 6.50%, 4/1/29	10,643	12,216
FNMA, 6.50%, 6/1/29	11,575	13,286

FNMA, 6.50%, 6/1/29	17,850	20,488
FNMA, 7.00%, 7/1/29	3,784	4,136
FNMA, 6.50%, 8/1/29	19,000	22,192
FNMA, 7.00%, 3/1/30	9,945	11,337
FNMA, 8.00%, 7/1/30	16,479	16,855
FNMA, 7.50%, 9/1/30	7,297	9,153
FNMA, 6.50%, 9/1/31	36,737	42,168
FNMA, 7.00%, 9/1/31	31,426	35,393
FNMA, 6.50%, 1/1/32	10,892	12,502
FNMA, 5.50%, 6/1/33	73,809	83,905
FNMA, 5.50%, 8/1/33	547,451	620,392
FNMA, 5.00%, 11/1/33	486,264	541,523
FNMA, 5.50%, 1/1/34	498,204	564,676
FNMA, 5.50%, 9/1/34	26,855	30,184
FNMA, 5.50%, 10/1/34	27,599	31,285
FNMA, 6.00%, 10/1/34	22,054	25,125
FNMA, 5.00%, 11/1/34	76,025	84,222
FNMA, 5.50%, 3/1/35	1,702	1,912
FNMA, 5.50%, 3/1/35	6,533	7,361
FNMA, 5.50%, 3/1/35	10,135	11,522
FNMA, 5.50%, 3/1/35	20,296	23,043
FNMA, 5.50%, 3/1/35	18,352	21,013
FNMA, 5.00%, 4/1/35	23,892	26,795
FNMA, 6.00%, 5/1/35	11,661	13,387
FNMA, 6.00%, 5/1/35	454	517
FNMA, 6.00%, 6/1/35	24,134	27,792
FNMA, 6.00%, 6/1/35	3,666	4,178
FNMA, 6.00%, 6/1/35	466	532
FNMA, 5.00%, 7/1/35	113,610	128,779
FNMA, 5.50%, 7/1/35	15,604	17,696
FNMA, 6.00%, 7/1/35	46,945	53,899
FNMA, 6.00%, 7/1/35	3,281	3,739
FNMA, 6.00%, 7/1/35	32,858	37,681
FNMA, 5.50%, 8/1/35	6,828	7,743
FNMA, 4.50%, 9/1/35	532,060	581,175
FNMA, 5.50%, 9/1/35	41,529	46,697
FNMA, 5.50%, 9/1/35	1,258	1,428
FNMA, 5.50%, 9/1/35	616	699
FNMA, 5.50%, 9/1/35	12,609	14,266
FNMA, 5.50%, 9/1/35	91,483	103,806
FNMA, 5.00%, 10/1/35	15,918	18,038
FNMA, 5.50%, 10/1/35	183,619	208,615
FNMA, 6.00%, 10/1/35	33,601	38,377
FNMA, 5.50%, 11/1/35	118,006	133,974
FNMA, 6.00%, 11/1/35	15,672	17,998
FNMA, 6.50%, 11/1/35	3,094	3,552
FNMA, 6.50%, 12/1/35	13,706	15,735
FNMA, 6.50%, 4/1/36	12,789	14,681
FNMA, 6.00%, 8/1/36	19,197	21,910
FNMA, 5.00%, 10/1/36	359,903	398,580
FNMA, 5.00%, 11/1/36	206,279	228,575
FNMA, 5.50%, 1/1/37	677,648	763,294
FNMA, 6.00%, 5/1/37	17,125	19,550

FNMA, 6.00%, 7/1/37		3,424	3,903
FNMA, 6.50%, 8/1/37		12,544	14,077
FNMA, 6.50%, 8/1/37		345,781	373,519
FNMA, 6.50%, 8/1/37		417,000	447,281
FNMA, 5.00%, 4/1/40		1,609,548	1,786,917
FNMA, 4.00%, 1/1/41		5,007,244	5,442,115
FNMA, 5.00%, 6/1/41		1,311,568	1,457,893
FNMA, 4.50%, 7/1/41		1,144,271	1,253,698
FNMA, 4.50%, 9/1/41		31,998	34,862
FNMA, 4.50%, 9/1/41		2,885,624	3,146,294
FNMA, 4.00%, 12/1/41		2,345,062	2,535,943
FNMA, 4.00%, 1/1/42		44,822	47,989
FNMA, 3.50%, 5/1/42		1,950,663	2,054,305
FNMA, 3.50%, 6/1/42		927,708	981,620
FNMA, 3.00%, 11/1/42		1,391,355	1,430,049
FNMA, 3.50%, 5/1/45		1,900,486	1,996,785
FNMA, 6.50%, 8/1/47		46,401	51,689
FNMA, 6.50%, 8/1/47		20,839	23,208
FNMA, 6.50%, 9/1/47		95,568	106,494
FNMA, 6.50%, 9/1/47		5,282	5,885
FNMA, 6.50%, 9/1/47		35,905	39,993
FNMA, 6.50%, 9/1/47		52,207	58,167
FNMA, 6.50%, 9/1/47		13,938	15,520
GNMA, 3.50%, 3/22/16(8)		350,000	369,605
GNMA, 4.00%, 3/22/16(8)		2,930,000	3,129,378
GNMA, 9.00%, 4/20/25		928	1,059
GNMA, 7.50%, 10/15/25		2,574	2,670
GNMA, 6.00%, 4/15/26		678	766
GNMA, 6.00%, 4/15/26		223	252
GNMA, 7.50%, 6/15/26		2,487	2,600
GNMA, 7.00%, 12/15/27		11,809	12,062
GNMA, 7.50%, 12/15/27		13,823	15,451
GNMA, 6.00%, 5/15/28		15,391	17,397
GNMA, 6.00%, 5/15/28		27,826	31,452
GNMA, 6.50%, 5/15/28		6,118	7,024
GNMA, 7.00%, 5/15/31		29,798	36,713
GNMA, 5.50%, 11/15/32		108,354	124,428
GNMA, 6.50%, 10/15/38		1,543,681	1,868,026
GNMA, 4.50%, 5/20/41		1,884,488	2,054,725
GNMA, 4.50%, 6/15/41		609,561	673,514
GNMA, 4.00%, 12/15/41		829,582	888,556
GNMA, 3.50%, 7/20/42		725,078	768,208
GNMA, 3.50%, 4/20/45		415,203	439,283
			51,633,670
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $58,089,432)			60,154,502
SOVEREIGN GOVERNMENTS AND AGENCIES — 3.7%
Australia — 0.1%
Australia Government Bond, 4.50%, 4/15/20	AUD	178,000	140,586
Australia Government Bond, 2.75%, 4/21/24	AUD	1,213,000	895,051
New South Wales Treasury Corp., 4.00%, 2/20/17	AUD	430,000	312,887
New South Wales Treasury Corp., 5.50%, 3/1/17	AUD	217,000	160,272
			1,508,796

Austria — 0.1%
Austria Government Bond, 4.35%, 3/15/19(4)	EUR	282,000	351,595
Austria Government Bond, 3.90%, 7/15/20(4)	EUR	120,000	154,959
Austria Government Bond, 3.40%, 11/22/22(4)	EUR	106,000	142,223
Austria Government Bond, 1.65%, 10/21/24(4)	EUR	150,000	182,892
Austria Government Bond, 4.15%, 3/15/37(4)	EUR	108,000	184,729
			1,016,398
Belgium — 0.2%
Belgium Government Bond, 4.00%, 3/28/18(4)	EUR	273,000	324,671
Belgium Government Bond, 4.25%, 9/28/22	EUR	450,000	628,853
Belgium Government Bond, 2.25%, 6/22/23	EUR	500,000	631,481
Belgium Government Bond, 5.00%, 3/28/35(4)	EUR	135,000	242,989
Belgium Government Bond, 4.25%, 3/28/41(4)	EUR	125,000	219,086
			2,047,080
Canada — 0.2%
Canadian Government Bond, 1.50%, 3/1/17	CAD	410,000	305,991
Canadian Government Bond, 4.00%, 6/1/17	CAD	255,000	196,614
Canadian Government Bond, 3.25%, 6/1/21	CAD	920,000	768,673
Canadian Government Bond, 4.00%, 6/1/41	CAD	475,000	490,675
Province of British Columbia, 3.25%, 12/18/21	CAD	181,000	146,764
Province of British Columbia, 2.85%, 6/18/25	CAD	413,000	324,400
Province of Ontario Canada, 1.00%, 7/22/16		$24,000	24,006
Province of Ontario Canada, 4.40%, 6/2/19	CAD	474,000	386,977
Province of Ontario Canada, 4.65%, 6/2/41	CAD	333,000	309,319
Province of Quebec Canada, 3.00%, 9/1/23	CAD	135,000	106,753
Province of Quebec Canada, 5.00%, 12/1/41	CAD	45,000	43,712
			3,103,884
Chile†
Chile Government International Bond, 3.25%, 9/14/21		$230,000	244,375
Colombia†
Colombia Government International Bond, 4.375%, 7/12/21		$290,000	294,060
Czech†
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	5,600,000	293,811
Denmark†
Denmark Government Bond, 4.00%, 11/15/19	DKK	35,000	5,919
Denmark Government Bond, 7.00%, 11/10/24	DKK	710,000	164,491
Denmark Government Bond, 4.50%, 11/15/39	DKK	335,000	85,524
			255,934
Finland†
Finland Government Bond, 1.625%, 9/15/22(4)	EUR	135,000	163,181
Finland Government Bond, 4.00%, 7/4/25(4)	EUR	75,000	109,085
			272,266
France — 0.3%
France Government Bond OAT, 3.25%, 10/25/21	EUR	1,540,000	1,998,053
France Government Bond OAT, 1.75%, 11/25/24	EUR	506,000	620,445
France Government Bond OAT, 5.50%, 4/25/29	EUR	230,000	397,113
France Government Bond OAT, 3.25%, 5/25/45	EUR	555,000	856,837
			3,872,448
Germany — 0.2%
Bundesrepublik Deutschland, 3.00%, 7/4/20	EUR	335,000	420,199
Bundesrepublik Deutschland, 1.75%, 2/15/24	EUR	265,000	332,416
Bundesrepublik Deutschland, 0.50%, 2/15/25	EUR	1,000,000	1,137,949
Bundesrepublik Deutschland, 4.25%, 7/4/39	EUR	30,000	57,216

Bundesrepublik Deutschland, 2.50%, 7/4/44	EUR	95,000	147,982
			2,095,762
Ireland†
Ireland Government Bond, 5.90%, 10/18/19	EUR	105,000	138,991
Ireland Government Bond, 3.40%, 3/18/24	EUR	133,000	176,221
			315,212
Italy — 0.2%
Italy Buoni Poliennali Del Tesoro, 3.50%, 11/1/17	EUR	470,000	541,420
Italy Buoni Poliennali Del Tesoro, 1.50%, 8/1/19	EUR	2,060,000	2,344,344
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(4)	EUR	165,000	263,136
Italy Government International Bond, 6.875%, 9/27/23		$150,000	188,895
			3,337,795
Japan — 1.3%
Japan Government Five Year Bond, 0.30%, 9/20/18	JPY	383,000,000	3,445,794
Japan Government Ten Year Bond, 1.00%, 12/20/21	JPY	691,200,000	6,568,071
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	315,900,000	3,769,382
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	152,300,000	1,727,910
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	276,350,000	3,012,694
			18,523,851
Malaysia†
Malaysia Government Bond, 3.96%, 9/15/25	MYR	1,250,000	297,151
Mexico — 0.2%
Mexican Bonos, 6.50%, 6/9/22	MXN	8,000,000	458,283
Mexico Government International Bond, MTN, 5.95%, 3/19/19		$710,000	791,472
Mexico Government International Bond, 5.125%, 1/15/20		$350,000	384,475
Mexico Government International Bond, 6.05%, 1/11/40		$150,000	167,438
Mexico Government International Bond, MTN, 4.75%, 3/8/44		$270,000	254,475
			2,056,143
Netherlands — 0.1%
Netherlands Government Bond, 3.50%, 7/15/20(4)	EUR	935,000	1,192,451
Netherlands Government Bond, 3.75%, 1/15/42(4)	EUR	41,000	74,064
Netherlands Government Bond, 2.75%, 1/15/47(4)	EUR	55,000	88,035
			1,354,550
New Zealand†
New Zealand Government Bond, 5.00%, 3/15/19	NZD	330,000	234,624
Norway†
Norway Government Bond, 3.75%, 5/25/21(4)	NOK	2,110,000	279,128
Peru†
Peruvian Government International Bond, 6.55%, 3/14/37		$100,000	121,250
Peruvian Government International Bond, 5.625%, 11/18/50		$160,000	171,600
			292,850
Philippines†
Philippine Government International Bond, 4.00%, 1/15/21		$300,000	328,995
Philippine Government International Bond, 6.375%, 10/23/34		$100,000	138,330
			467,325
Poland†
Poland Government Bond, 4.00%, 10/25/23	PLN	780,000	213,403
Poland Government International Bond, 5.125%, 4/21/21		$250,000	281,287
			494,690
Portugal — 0.2%
Portugal Obrigacoes do Tesouro OT, 2.875%, 10/15/25(4)	EUR	2,460,000	2,687,817
Singapore†
Singapore Government Bond, 2.375%, 4/1/17	SGD	190,000	137,262

Singapore Government Bond, 3.125%, 9/1/22	SGD	282,000	213,917
			351,179
South Africa†
South Africa Government Bond, 7.75%, 2/28/23	ZAR	6,043,000	351,119
South Korea†
Korea Development Bank (The), 3.25%, 3/9/16		$160,000	160,050
Spain — 0.3%
Spain Government Bond, 5.50%, 7/30/17(4)	EUR	257,000	301,429
Spain Government Bond, 4.30%, 10/31/19(4)	EUR	435,000	541,536
Spain Government Bond, 4.40%, 10/31/23(4)	EUR	935,000	1,254,510
Spain Government Bond, 1.60%, 4/30/25(4)	EUR	402,000	443,096
Spain Government Bond, 4.20%, 1/31/37(4)	EUR	600,000	842,819
Spain Government Bond, 5.15%, 10/31/44(4)	EUR	190,000	309,792
			3,693,182
Sweden†
Sweden Government Bond, 3.50%, 6/1/22	SEK	3,370,000	476,119
Switzerland — 0.1%
Switzerland Government Bond, 2.00%, 4/28/21	CHF	955,000	1,105,327
Switzerland Government Bond, 2.50%, 3/8/36	CHF	65,000	98,596
			1,203,923
Thailand†
Thailand Government Bond, 3.85%, 12/12/25	THB	9,400,000	305,159
Turkey†
Turkey Government Bond, 8.00%, 3/12/25	TRY	600,000	174,090
Turkey Government International Bond, 3.25%, 3/23/23		$300,000	277,386
			451,476
United Kingdom — 0.2%
United Kingdom Gilt, 5.00%, 3/7/25	GBP	365,000	672,684
United Kingdom Gilt, 4.25%, 6/7/32	GBP	123,000	227,246
United Kingdom Gilt, 4.25%, 3/7/36	GBP	275,000	517,014
United Kingdom Gilt, 4.50%, 12/7/42	GBP	777,000	1,570,659
United Kingdom Gilt, 4.25%, 12/7/55	GBP	176,000	383,131
			3,370,734
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45		$80,000	65,600
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $55,849,092)			55,774,491
COLLATERALIZED MORTGAGE OBLIGATIONS(7) — 1.1%
Private Sponsor Collateralized Mortgage Obligations — 1.0%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33		53,656	55,907
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.84%, 3/1/16		119,126	117,803
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37		645,977	509,327
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2A1, VRN, 2.77%, 3/1/16		180,452	178,248
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19		55,435	54,893
Banc of America Mortgage Securities, Inc., Series 2004-E, Class 2A6 SEQ, VRN, 2.89%, 3/1/16		341,454	336,847
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35		141,526	146,369
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 2.84%, 3/1/16		81,780	78,313
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.36%, 3/1/16		217,959	204,866
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.18%, 3/1/16		276,058	271,007
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 2.78%, 3/1/16		200,973	197,634
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-3, Class 1A1, VRN, 5.50%, 3/1/16		224,055	221,483
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.37%, 3/1/16		323,812	317,362
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 2.59%, 3/1/16		123,089	117,745

GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.31%, 3/1/16	182,001	176,052
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 2.70%, 3/1/16	248,617	246,856
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.74%, 3/1/16	353,534	348,788
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.84%, 3/1/16	537,266	544,890
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 2.80%, 3/1/16	143,572	143,459
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 3.04%, 3/1/16	186,247	183,179
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.68%, 3/1/16	152,659	151,059
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.82%, 3/1/16	340,770	340,696
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/1/16(4)	186,271	188,070
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.78%, 3/1/16	424,900	432,397
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	110,537	110,476
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.35%, 3/25/16	256,583	252,486
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.64%, 3/1/16	246,665	240,822
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.64%, 3/1/16	77,083	76,917
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.40%, 3/1/16	85,109	84,597
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 3/1/16	110,113	109,925
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, 4.00%, 12/25/43(4)	286,124	296,226
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 2.55%, 3/1/16	229,766	229,533
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.54%, 3/1/16	233,449	231,746
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-3, Class 4A1, VRN, 5.66%, 3/1/16	150,020	152,340
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.18%, 3/25/16	607,095	560,469
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	183,186	188,159
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 2.59%, 3/1/16	642,217	627,354
WaMu Mortgage Pass-Through Certificates, Series 2005-AR4, Class A5, VRN, 2.47%, 3/1/16	316,666	306,666
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 2.49%, 3/1/16	200,925	197,151
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 2.75%, 3/1/16	197,435	200,882
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.85%, 3/1/16	391,198	388,959
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	190,896	189,065
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-3, Class A12, 5.50%, 5/25/35	157,356	159,695
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	432,157	452,214
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.77%, 3/1/16	670,030	679,876
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.78%, 3/1/16	331,907	335,961
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 2.81%, 3/1/16	90,904	91,737
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 2.74%, 3/1/16	81,377	80,103
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.80%, 3/1/16	340,741	341,381
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.83%, 3/1/16	95,507	95,937
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A1, VRN, 2.85%, 3/1/16	186,509	186,235
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 2.75%, 3/1/16	363,457	361,925
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	247,804	251,459
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 2.77%, 3/1/16	260,931	253,664
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 2.73%, 3/1/16	221,864	208,894
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 1A7 SEQ, VRN, 5.84%, 3/1/16	422,715	407,504
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR3, Class A1, VRN, 2.93%, 3/1/16	100,314	98,148
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	134,345	137,625
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	111,980	115,278
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	155,946	154,821
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	93,424	96,942
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.26%, 3/1/16	133,253	131,080
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR7, Class A1, VRN, 2.77%, 3/1/16	167,453	154,122
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	193,566	203,783
		15,005,407

U.S. Government Agency Collateralized Mortgage Obligations — 0.1%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	659,033	716,122
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $15,940,204)		15,721,529
COMMERCIAL MORTGAGE-BACKED SECURITIES(7) — 1.0%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(4)	800,000	814,359
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 1.23%, 3/15/16(4)	775,000	773,418
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(4)	700,000	702,543
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(4)	850,000	867,933
BBCMS Trust, Series 2013-TYSN, Class C, 3.82%, 9/5/32(4)	250,000	251,774
BLCP Hotel Trust, Series 2014-CLRN, Class A, VRN, 1.38%, 3/15/16(4)	1,224,286	1,190,244
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 1.23%, 3/15/16(4)	940,000	912,461
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	700,000	763,155
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 3/1/16	700,000	739,941
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, 4.19%, 9/10/47	750,000	788,222
Commercial Mortgage Pass-Through Certificates, Series 2015-3BP, Class B, VRN, 3.24%, 3/1/16(4)	350,000	347,650
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, 3.60%, 3/1/16	775,000	788,520
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, 4.65%, 2/10/49	200,000	203,053
Core Industrial Trust, Series 2015-TEXW, Class C, 3.73%, 2/10/34(4)	175,000	172,374
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(4)	1,300,000	1,314,612
GS Mortgage Securities Corp. II, Series 2015-GC28, Class AS, 3.76%, 2/10/48	200,000	201,698
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 3/10/16(4)	1,300,000	1,331,974
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46	400,000	438,552
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 1.33%, 3/15/16(4)	1,150,000	1,134,524
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 3/1/16(4)	700,000	691,467
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $14,364,218)		14,428,474
MUNICIPAL SECURITIES — 0.9%
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S-1, (Building Bonds), 6.92%, 4/1/40	130,000	177,849
California GO, (Building Bonds), 7.55%, 4/1/39	60,000	89,641
California GO, (Building Bonds), 7.30%, 10/1/39	160,000	228,264
California GO, (Building Bonds), 7.60%, 11/1/40	145,000	221,173
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	170,000	158,868
Illinois Housing Development Authority Rev., Series 2015 A-3, VRDN, 0.37%, 3/3/16 (LIQ FAC: FHLB)	3,850,000	3,850,000
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36	120,000	162,676
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	130,000	164,655
Metropolitan Transportation Authority Rev., Series 2010 C-1, (Building Bonds), 6.69%, 11/15/40	30,000	40,721
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	15,000	20,595
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	180,000	266,186
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	140,000	200,725
New York GO, Series 2010 F-1, (Building Bonds), 6.27%, 12/1/37	40,000	53,429
Ohio Water Development Authority Pollution Control Rev., Series 2010 B-2, (Building Bonds), 4.88%, 12/1/34	200,000	234,370
Orange County Housing Finance Authority Multifamily Rev., Series 2002 B, (Millenia), VRDN, 0.39%, 3/2/16 (LOC: FNMA)	2,030,000	2,030,000
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	130,000	171,295
Port Authority of New York & New Jersey Rev., (Consolidated Bonds), 4.46%, 10/1/62	330,000	332,270
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	280,000	342,798
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	170,000	215,749
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	170,000	203,419
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	135,000	171,003

San Francisco City & County Public Utilities Water Commission Rev., Series 2010 FG, (Building Bonds), 6.95%, 11/1/50	15,000	21,536
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	195,000	244,446
Tempe Industrial Development Authority Rev., Series 2004 B, (ASUF Brickyard LLC), VRDN, 0.40%, 3/3/16 (LOC: Bank of America N.A.)	3,400,000	3,400,000
TOTAL MUNICIPAL SECURITIES (Cost $12,315,137)		13,001,668
COMMERCIAL PAPER(3) — 0.8%
Concord Minutemen Capital Co. LLC, 0.48%, 3/7/16(4)	2,200,000	2,199,820
Concord Minutemen Capital Co. LLC, 0.48%, 4/4/16(4)	2,200,000	2,199,031
Old Line Funding LLC, 0.87%, 6/20/16 (LOC: Royal Bank of Canada)(4)	2,200,000	2,195,647
Thunder Bay Funding LLC, 0.85%, 6/10/16(4)	2,200,000	2,196,036
Toronto Dominion Holding, 0.38%, 3/18/16(4)	3,150,000	3,149,417
TOTAL COMMERCIAL PAPER (Cost $11,937,412)		11,939,951
ASSET-BACKED SECURITIES(7) — 0.8%
American Airlines Pass-Through Trust, 7.00%, 7/31/19(4)	47,604	49,567
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A SEQ, 2.80%, 5/20/18(4)	700,000	704,597
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 2.63%, 12/20/21(4)	150,000	149,415
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(4)	175,000	171,420
Barclays Dryrock Issuance Trust, Series 2014-1, Class A, VRN, 0.79%, 3/15/16	675,000	674,970
BMW Floorplan Master Owner Trust, Series 2015-1A, Class A, VRN, 0.93%, 3/15/16(4)	725,000	725,253
CenterPoint Energy Transition Bond Co. LLC, Series 2005-A, Class A4 SEQ, 5.17%, 8/1/19	49,413	50,917
Chase Issuance Trust, Series 2007-B1, Class B1, VRN, 0.68%, 3/15/16	225,000	223,939
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.85%, 3/7/16(4)	694,096	692,079
Dell Equipment Finance Trust, Series 2015-2, Class A2B, VRN, 1.33%, 3/22/16(4)	425,000	425,025
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(4)	206,385	205,728
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(4)	950,000	947,992
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(4)	675,000	674,511
Harley-Davidson Motorcycle Trust, Series 2014-1, Class A2B, VRN, 0.60%, 3/15/16	158,186	158,131
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 0.83%, 3/10/16(4)	659,747	658,109
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(4)	158,939	158,355
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(4)	791,772	783,626
Invitation Homes Trust, Series 2014-SFR1, Class A, VRN, 1.43%, 3/17/16(4)	400,000	389,426
Invitation Homes Trust, Series 2015-SFR1, Class A, VRN, 1.88%, 3/17/16(4)	539,548	526,434
John Deere Owner Trust, Series 2014-A, Class A3 SEQ, 0.92%, 4/16/18	460,523	460,039
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/22/31(4)	458,048	450,807
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(4)	524,554	524,450
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A SEQ, 1.59%, 11/20/29(4)	198,569	196,316
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A SEQ, 2.28%, 11/20/25(4)	124,763	124,814
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(4)	696,770	693,267
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(4)	375,921	371,409
Toyota Auto Receivables Owner Trust, Series 2015-C, Class A2B, VRN, 0.76%, 3/15/16	525,000	525,315
UAL Pass-Through Trust, Series 2007-1, Class A, 6.64%, 1/2/24	79,975	84,074
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	135,693	136,541
TOTAL ASSET-BACKED SECURITIES (Cost $11,989,439)		11,936,526
EXCHANGE-TRADED FUNDS — 0.4%
iShares MSCI EAFE ETF	8,210	440,056
iShares MSCI EAFE Value ETF	17,500	732,200
iShares MSCI Japan ETF	31,362	341,532
iShares MSCI Malaysia ETF	50,206	393,113
iShares Russell 1000 Growth ETF	12,493	1,172,218
iShares Russell Mid-Cap Value ETF	31,237	2,041,963

TOTAL EXCHANGE-TRADED FUNDS (Cost $5,312,864)		5,121,082
U.S. GOVERNMENT AGENCY SECURITIES — 0.3%
FNMA, 2.625%, 9/6/24	540,000	570,572
FNMA, 6.625%, 11/15/30	2,510,000	3,747,194
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $3,858,184)		4,317,766
TEMPORARY CASH INVESTMENTS — 1.7%
Federal Home Loan Bank Discount Notes, 0.46%, 9/2/16(3)	3,000,000	3,000,432
SSgA U.S. Government Money Market Fund, Class N	12,147,580	12,147,580
State Street Institutional Liquid Reserves Fund, Premier Class	10,710,038	10,710,038
TOTAL TEMPORARY CASH INVESTMENTS (Cost $25,857,617)		25,858,050
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $1,424,754,094)		1,501,937,675
OTHER ASSETS AND LIABILITIES — (0.5)%		(7,414,786)
TOTAL NET ASSETS — 100.0%		$1,494,522,889

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	104,348	USD	74,652	Barclays Bank plc	3/16/16	(221)
AUD	353,953	USD	253,223	Barclays Bank plc	3/16/16	(750)
AUD	444,005	USD	311,313	JPMorgan Chase Bank N.A.	3/16/16	5,393
AUD	151,867	USD	106,481	JPMorgan Chase Bank N.A.	3/16/16	1,845
USD	246,991	AUD	357,864	Barclays Bank plc	3/16/16	(8,272)
USD	74,522	AUD	107,975	Barclays Bank plc	3/16/16	(2,496)
USD	74,355	AUD	104,942	Barclays Bank plc	3/16/16	(499)
USD	228,088	AUD	321,913	Barclays Bank plc	3/16/16	(1,531)
USD	940,692	AUD	1,314,073	JPMorgan Chase Bank N.A.	3/16/16	3,373
USD	101,003	AUD	143,456	Westpac Group	3/16/16	(1,323)
USD	325,037	AUD	461,655	Westpac Group	3/16/16	(4,258)
USD	48,650	AUD	69,097	Westpac Group	3/16/16	(637)
USD	121,452	AUD	172,497	Westpac Group	3/16/16	(1,589)
BRL	796,751	USD	193,035	UBS AG	3/16/16	4,643
BRL	246,403	USD	59,698	UBS AG	3/16/16	1,436
BRL	412,936	USD	104,277	UBS AG	3/16/16	(1,825)
BRL	144,679	USD	36,535	UBS AG	3/16/16	(640)
CAD	5,620	USD	4,024	Barclays Bank plc	3/16/16	130
CAD	377,573	USD	275,682	Barclays Bank plc	3/16/16	3,382
CAD	124,288	USD	90,748	Barclays Bank plc	3/16/16	1,113
CAD	189,716	USD	136,770	Barclays Bank plc	3/16/16	3,449
CAD	583,831	USD	420,896	Barclays Bank plc	3/16/16	10,614
CAD	163,491	USD	120,304	Barclays Bank plc	3/16/16	532
CAD	487,929	USD	359,041	Barclays Bank plc	3/16/16	1,588
CAD	262,249	USD	182,140	JPMorgan Chase Bank N.A.	3/16/16	11,689
CAD	78,098	USD	54,241	JPMorgan Chase Bank N.A.	3/16/16	3,481
CAD	44,681	USD	32,571	JPMorgan Chase Bank N.A.	3/31/16	454
CAD	49,229	USD	35,886	JPMorgan Chase Bank N.A.	3/31/16	500
CAD	37,502	USD	27,554	JPMorgan Chase Bank N.A.	3/31/16	164
CAD	51,802	USD	38,338	JPMorgan Chase Bank N.A.	3/31/16	(50)
CAD	85,566	USD	63,197	JPMorgan Chase Bank N.A.	3/31/16	46
USD	257,206	CAD	361,536	Barclays Bank plc	3/16/16	(10,006)

USD	80,884	CAD	113,693	Barclays Bank plc	3/16/16	(3,147)
USD	115,452	CAD	161,391	Barclays Bank plc	3/16/16	(3,832)
USD	386,299	CAD	540,011	Barclays Bank plc	3/16/16	(12,823)
USD	180,774	CAD	246,111	UBS AG	3/16/16	(1,127)
USD	1,784,928	CAD	2,430,054	UBS AG	3/16/16	(11,126)
USD	88,363	CAD	123,534	Westpac Group	3/16/16	(2,941)
USD	275,351	CAD	384,951	Westpac Group	3/16/16	(9,166)
USD	109,076	CAD	150,126	JPMorgan Chase Bank N.A.	3/31/16	(1,884)
USD	1,328,930	CAD	1,829,056	JPMorgan Chase Bank N.A.	3/31/16	(22,951)
USD	1,263,380	CAD	1,738,838	JPMorgan Chase Bank N.A.	3/31/16	(21,819)
USD	1,828,293	CAD	2,516,348	JPMorgan Chase Bank N.A.	3/31/16	(31,575)
CHF	211,691	USD	214,393	Barclays Bank plc	3/16/16	(2,248)
CHF	61,877	USD	62,667	Barclays Bank plc	3/16/16	(657)
CHF	86,270	USD	87,533	Barclays Bank plc	3/16/16	(1,078)
CHF	276,819	USD	280,872	Barclays Bank plc	3/16/16	(3,460)
CHF	86,460	USD	89,120	Barclays Bank plc	3/16/16	(2,475)
CHF	259,868	USD	267,863	Barclays Bank plc	3/16/16	(7,438)
USD	271,663	CHF	273,021	Barclays Bank plc	3/16/16	(1,944)
USD	88,612	CHF	89,055	Barclays Bank plc	3/16/16	(634)
USD	90,339	CHF	90,008	Barclays Bank plc	3/16/16	138
USD	149,498	CHF	150,409	Barclays Bank plc	3/16/16	(1,233)
USD	265,493	CHF	264,377	JPMorgan Chase Bank N.A.	3/16/16	549
USD	1,009,279	CHF	991,405	UBS AG	3/16/16	15,749
USD	19,669	CHF	19,321	UBS AG	3/16/16	307
CLP	243,713,572	USD	342,776	UBS AG	3/16/16	6,458
CLP	73,725,296	USD	103,692	UBS AG	3/16/16	1,954
CLP	58,453,601	USD	82,532	UBS AG	3/16/16	1,230
CLP	180,507,081	USD	254,864	UBS AG	3/16/16	3,797
USD	251,490	CLP	180,507,084	UBS AG	3/16/16	(7,171)
USD	81,260	CLP	58,324,494	UBS AG	3/16/16	(2,317)
USD	98,005	CLP	70,220,475	UBS AG	3/16/16	(2,619)
USD	340,145	CLP	243,713,570	UBS AG	3/16/16	(9,089)
COP	1,036,458,122	USD	303,769	UBS AG	3/16/16	10,660
COP	326,179,079	USD	95,598	UBS AG	3/16/16	3,355
USD	61,040	COP	206,926,956	UBS AG	3/16/16	(1,735)
USD	195,475	COP	662,659,403	UBS AG	3/16/16	(5,555)
USD	34,747	COP	119,252,116	UBS AG	3/16/16	(1,430)
USD	108,916	COP	373,798,717	UBS AG	3/16/16	(4,483)
USD	118,355	CZK	2,888,246	Barclays Bank plc	3/16/16	2,242
USD	141,171	CZK	3,445,017	Barclays Bank plc	3/16/16	2,674
DKK	85,992	USD	12,713	State Street Bank & Trust Co.	3/16/16	(166)
USD	136,498	DKK	923,318	State Street Bank & Trust Co.	3/16/16	1,781
EUR	66,205	USD	72,373	Barclays Bank plc	3/16/16	(324)
EUR	19,104	USD	20,884	Barclays Bank plc	3/16/16	(94)
EUR	95,996	USD	104,876	Barclays Bank plc	3/16/16	(406)
EUR	221,236	USD	241,700	Barclays Bank plc	3/16/16	(935)
EUR	154,377	USD	173,046	Barclays Bank plc	3/16/16	(5,041)
EUR	501,275	USD	561,894	Barclays Bank plc	3/16/16	(16,369)
EUR	54,132	USD	60,611	Barclays Bank plc	3/16/16	(1,701)
EUR	371,053	USD	415,465	Barclays Bank plc	3/16/16	(11,658)
EUR	150,418	USD	170,008	Barclays Bank plc	3/16/16	(6,312)
EUR	63,370	USD	71,623	Barclays Bank plc	3/16/16	(2,659)
EUR	215,300	USD	235,964	Deutsche Bank	3/16/16	(1,659)

EUR	102,540	USD	116,369	Deutsche Bank	3/16/16	(4,778)
EUR	103,276	USD	111,962	HSBC Holdings plc	3/16/16	431
EUR	10,000	USD	10,959	HSBC Holdings plc	3/16/16	(77)
EUR	43,340	USD	47,498	HSBC Holdings plc	3/16/16	(332)
EUR	157,151	USD	178,008	HSBC Holdings plc	3/16/16	(6,985)
EUR	65,525	USD	72,969	HSBC Holdings plc	3/16/16	(1,660)
EUR	300,000	USD	329,101	JPMorgan Chase Bank N.A.	3/16/16	(2,618)
EUR	3,248	USD	3,558	JPMorgan Chase Bank N.A.	3/16/16	(23)
EUR	4,015	USD	4,398	JPMorgan Chase Bank N.A.	3/16/16	(29)
EUR	13,408	USD	14,598	JPMorgan Chase Bank N.A.	3/16/16	(6)
EUR	289,471	USD	315,152	JPMorgan Chase Bank N.A.	3/16/16	(128)
EUR	86,643	USD	93,545	JPMorgan Chase Bank N.A.	3/16/16	746
EUR	34,355	USD	37,092	JPMorgan Chase Bank N.A.	3/16/16	296
EUR	38,359	USD	42,347	JPMorgan Chase Bank N.A.	3/16/16	(602)
EUR	48,944	USD	53,472	State Street Bank & Trust Co.	3/16/16	(207)
EUR	945,846	USD	1,041,878	UBS AG	3/16/16	(12,538)
EUR	5,620	USD	6,047	UBS AG	3/16/16	69
EUR	8,000	USD	8,608	UBS AG	3/16/16	98
EUR	386,000	USD	431,842	UBS AG	3/16/16	(11,768)
EUR	42,140	USD	46,511	UBS AG	3/16/16	(651)
EUR	324,000	USD	357,320	UBS AG	3/16/16	(4,719)
EUR	83,138	USD	93,534	Westpac Group	3/16/16	(3,057)
EUR	91,725	USD	101,217	UBS AG	3/31/16	(1,349)
EUR	50,132	USD	55,341	UBS AG	3/31/16	(758)
EUR	767	USD	847	UBS AG	3/31/16	(12)
EUR	817	USD	893	UBS AG	3/31/16	(4)
EUR	2,154	USD	2,345	UBS AG	3/31/16	—
USD	56,862	EUR	52,445	Barclays Bank plc	3/16/16	(212)
USD	346,534	EUR	319,613	Barclays Bank plc	3/16/16	(1,293)
USD	69,955	EUR	64,642	Barclays Bank plc	3/16/16	(393)
USD	334,978	EUR	309,536	Barclays Bank plc	3/16/16	(1,882)
USD	507,631	EUR	464,576	Barclays Bank plc	3/16/16	2,044
USD	79,604	EUR	71,496	Barclays Bank plc	3/16/16	1,797
USD	77,548	EUR	70,523	Barclays Bank plc	3/16/16	799
USD	58,536	EUR	53,600	Deutsche Bank	3/16/16	205
USD	371,701	EUR	340,270	Deutsche Bank	3/16/16	1,394
USD	176,482	EUR	161,600	Deutsche Bank	3/16/16	617
USD	155,956	EUR	140,080	Deutsche Bank	3/16/16	3,511
USD	78,356	EUR	71,067	Deutsche Bank	3/16/16	1,015
USD	54,631	EUR	50,677	Deutsche Bank	3/16/16	(520)
USD	109,260	EUR	100,100	HSBC Holdings plc	3/16/16	324
USD	31,194	EUR	27,779	JPMorgan Chase Bank N.A.	3/16/16	963
USD	32,470	EUR	29,308	JPMorgan Chase Bank N.A.	3/16/16	575
USD	3,913,682	EUR	3,542,127	State Street Bank & Trust Co.	3/16/16	58,875
USD	20,026,350	EUR	18,184,497	State Street Bank & Trust Co.	3/16/16	236,625
USD	80,803	EUR	74,158	UBS AG	3/16/16	99
USD	204,194	EUR	187,401	UBS AG	3/16/16	251
USD	2,257,621	EUR	2,041,352	UBS AG	3/16/16	36,070
USD	78,404	EUR	69,093	UBS AG	3/16/16	3,212
USD	93,792	EUR	86,325	UBS AG	3/16/16	(154)
USD	43,354	EUR	40,037	Westpac Group	3/16/16	(217)
USD	40,078	EUR	36,864	Westpac Group	3/16/16	(40)
USD	34,107	EUR	30,942	UBS AG	3/31/16	419

USD	817,224	EUR	741,380	UBS AG	3/31/16	10,028
USD	2,906,112	EUR	2,636,403	UBS AG	3/31/16	35,659
USD	78,263	EUR	71,870	UBS AG	3/31/16	12
USD	29,671	EUR	27,247	UBS AG	3/31/16	5
GBP	34,476	USD	50,121	Barclays Bank plc	3/16/16	(2,134)
GBP	12,356	USD	17,963	Barclays Bank plc	3/16/16	(765)
GBP	90,102	USD	131,565	Barclays Bank plc	3/16/16	(6,152)
GBP	32,551	USD	47,530	Barclays Bank plc	3/16/16	(2,222)
GBP	194,300	USD	270,620	Deutsche Bank	3/16/16	(173)
GBP	19,870	USD	28,758	JPMorgan Chase Bank N.A.	3/16/16	(1,101)
GBP	178,311	USD	270,256	State Street Bank & Trust Co.	3/16/16	(22,063)
GBP	44,100	USD	65,649	UBS AG	3/16/16	(4,266)
GBP	44,710	USD	66,558	UBS AG	3/16/16	(4,325)
GBP	26,464	USD	38,257	Westpac Group	3/16/16	(1,421)
USD	259,702	GBP	183,277	Barclays Bank plc	3/16/16	4,598
USD	74,137	GBP	52,320	Barclays Bank plc	3/16/16	1,312
USD	357,336	GBP	247,945	Barclays Bank plc	3/16/16	12,220
USD	144,499	GBP	100,264	Barclays Bank plc	3/16/16	4,941
USD	14,032	GBP	9,709	Barclays Bank plc	3/16/16	518
USD	37,941	GBP	26,244	JPMorgan Chase Bank N.A.	3/16/16	1,412
USD	107,803	GBP	74,568	JPMorgan Chase Bank N.A.	3/16/16	4,012
USD	25,247	GBP	18,126	JPMorgan Chase Bank N.A.	3/16/16	17
USD	59,325	GBP	41,021	State Street Bank & Trust Co.	3/16/16	2,227
USD	4,647,114	GBP	3,066,103	State Street Bank & Trust Co.	3/16/16	379,387
USD	18,329	GBP	12,306	Westpac Group	3/16/16	1,200
USD	383,175	HKD	2,985,618	Barclays Bank plc	3/16/16	(713)
USD	132,947	HKD	1,035,896	Barclays Bank plc	3/16/16	(247)
USD	390,141	HKD	3,052,225	Deutsche Bank	3/16/16	(2,312)
USD	112,111	HKD	877,087	Deutsche Bank	3/16/16	(664)
HUF	24,495,315	USD	84,962	Barclays Bank plc	3/16/16	951
HUF	78,663,227	USD	272,842	Barclays Bank plc	3/16/16	3,055
IDR	3,808,787,601	USD	271,862	UBS AG	3/16/16	12,603
IDR	1,150,099,393	USD	82,091	UBS AG	3/16/16	3,806
IDR	376,736,730	USD	27,172	UBS AG	3/16/16	965
ILS	1,567,600	USD	404,353	Barclays Bank plc	3/16/16	(2,510)
ILS	474,891	USD	122,495	Barclays Bank plc	3/16/16	(761)
ILS	216,202	USD	56,117	Deutsche Bank	3/16/16	(695)
USD	239,464	ILS	949,490	Barclays Bank plc	3/16/16	(3,931)
USD	72,609	ILS	287,900	Barclays Bank plc	3/16/16	(1,192)
USD	157,428	ILS	618,110	JPMorgan Chase Bank N.A.	3/16/16	(1,020)
USD	46,090	ILS	180,963	JPMorgan Chase Bank N.A.	3/16/16	(298)
INR	26,422,806	USD	392,437	UBS AG	3/16/16	(6,355)
INR	8,147,811	USD	121,013	UBS AG	3/16/16	(1,960)
INR	37,780,271	USD	558,219	Westpac Group	3/16/16	(6,185)
INR	11,512,119	USD	170,096	Westpac Group	3/16/16	(1,885)
USD	554,329	INR	37,780,271	Westpac Group	3/16/16	2,294
USD	168,911	INR	11,512,119	Westpac Group	3/16/16	699
JPY	22,204,053	USD	183,225	Barclays Bank plc	3/16/16	13,777
JPY	3,937,450	USD	32,594	Barclays Bank plc	3/16/16	2,341
JPY	2,447,725	USD	20,262	Barclays Bank plc	3/16/16	1,455
JPY	19,585,948	USD	161,952	Barclays Bank plc	3/16/16	11,820
JPY	3,291,654	USD	29,378	Barclays Bank plc	3/16/16	(174)
JPY	25,529,001	USD	229,261	Barclays Bank plc	3/16/16	(2,760)

JPY	10,705,174	USD	90,127	Deutsche Bank	3/16/16	4,853
JPY	31,197,592	USD	262,818	HSBC Holdings plc	3/16/16	13,976
JPY	43,929,325	USD	362,008	JPMorgan Chase Bank N.A.	3/16/16	27,747
JPY	5,390,000	USD	46,322	JPMorgan Chase Bank N.A.	3/16/16	1,500
JPY	14,516,513	USD	122,776	JPMorgan Chase Bank N.A.	3/16/16	6,019
JPY	39,661,795	USD	335,447	JPMorgan Chase Bank N.A.	3/16/16	16,445
JPY	12,619,882	USD	104,401	JPMorgan Chase Bank N.A.	3/16/16	7,566
JPY	8,918,572	USD	77,291	JPMorgan Chase Bank N.A.	3/16/16	1,838
JPY	6,255,744	USD	56,297	JPMorgan Chase Bank N.A.	3/16/16	(794)
JPY	18,019,243	USD	159,663	JPMorgan Chase Bank N.A.	3/16/16	209
JPY	8,153,579	USD	67,174	UBS AG	3/16/16	5,167
JPY	37,804,717	USD	311,458	UBS AG	3/16/16	23,958
JPY	2,874,321	USD	25,259	UBS AG	3/16/16	243
JPY	5,898,571	USD	48,660	Westpac Group	3/16/16	3,674
JPY	10,329,427	USD	86,077	Westpac Group	3/16/16	5,569
JPY	20,859,721	USD	173,827	Westpac Group	3/16/16	11,247
JPY	2,917,862	USD	25,874	Credit Suisse AG	3/31/16	29
USD	44,798	JPY	5,236,571	Barclays Bank plc	3/16/16	(1,663)
USD	201,544	JPY	22,749,957	Barclays Bank plc	3/16/16	(301)
USD	169,787	JPY	20,112,097	Barclays Bank plc	3/16/16	(8,654)
USD	411,044	JPY	48,690,106	Barclays Bank plc	3/16/16	(20,950)
USD	102,772	JPY	12,422,989	JPMorgan Chase Bank N.A.	3/16/16	(7,448)
USD	33,678	JPY	3,841,688	JPMorgan Chase Bank N.A.	3/16/16	(407)
USD	71,689	JPY	8,070,617	JPMorgan Chase Bank N.A.	3/16/16	84
USD	10,710,488	JPY	1,299,706,952	JPMorgan Chase Bank N.A.	3/16/16	(820,920)
USD	45,332	JPY	5,475,216	JPMorgan Chase Bank N.A.	3/16/16	(3,246)
USD	86,284	JPY	10,134,616	JPMorgan Chase Bank N.A.	3/16/16	(3,634)
USD	57,943	JPY	6,563,732	State Street Bank & Trust Co.	3/16/16	(292)
USD	42,684	JPY	5,017,571	State Street Bank & Trust Co.	3/16/16	(1,834)
USD	97,222	JPY	11,691,319	UBS AG	3/16/16	(6,507)
USD	44,116	JPY	5,061,663	UBS AG	3/16/16	(793)
USD	56,927	JPY	6,664,293	Westpac Group	3/16/16	(2,200)
USD	331,099	JPY	39,153,925	Westpac Group	3/16/16	(16,287)
USD	114,571	JPY	13,548,468	Westpac Group	3/16/16	(5,636)
USD	326,924	JPY	36,641,664	Credit Suisse AG	3/31/16	1,640
USD	12,215	JPY	1,378,585	Credit Suisse AG	3/31/16	(23)
KRW	73,776,888	USD	61,589	UBS AG	3/16/16	(2,082)
KRW	189,709,363	USD	158,368	UBS AG	3/16/16	(5,354)
KRW	337,671,885	USD	279,738	UBS AG	3/16/16	(7,382)
KRW	102,264,353	USD	84,719	UBS AG	3/16/16	(2,236)
KRW	139,129,667	USD	116,891	UBS AG	3/16/16	(4,673)
KRW	54,236,776	USD	45,568	UBS AG	3/16/16	(1,822)
KRW	640,624,164	USD	541,869	Westpac Group	3/16/16	(25,160)
USD	49,005	KRW	59,480,304	UBS AG	3/16/16	1,030
USD	232,405	KRW	280,663,971	UBS AG	3/16/16	6,030
USD	81,450	KRW	98,362,803	UBS AG	3/16/16	2,113
USD	161,458	KRW	196,333,256	UBS AG	3/16/16	3,102
USD	40,762	KRW	49,566,750	UBS AG	3/16/16	783
USD	246,250	KRW	298,023,651	UBS AG	3/16/16	5,872
USD	82,217	KRW	99,502,773	UBS AG	3/16/16	1,961
USD	15,287	KRW	18,504,575	UBS AG	3/16/16	361
USD	148,501	KRW	180,242,955	UBS AG	3/16/16	3,122
MXN	7,360,407	USD	405,853	Barclays Bank plc	3/16/16	(342)

MXN	2,415,343	USD	133,427	Deutsche Bank	3/16/16	(357)
USD	165,691	MXN	3,057,231	Barclays Bank plc	3/16/16	(2,743)
USD	53,213	MXN	981,855	Barclays Bank plc	3/16/16	(881)
USD	78,840	MXN	1,476,616	Barclays Bank plc	3/16/16	(2,512)
USD	225,100	MXN	4,215,967	Barclays Bank plc	3/16/16	(7,173)
USD	106,737	MXN	1,926,014	Barclays Bank plc	3/16/16	626
USD	317,459	MXN	5,728,375	Barclays Bank plc	3/16/16	1,862
USD	50,418	MXN	865,354	JPMorgan Chase Bank N.A.	3/16/16	2,743
USD	286,722	MXN	4,921,159	JPMorgan Chase Bank N.A.	3/16/16	15,597
MYR	366,276	USD	85,240	UBS AG	3/16/16	2,097
MYR	1,178,908	USD	274,356	UBS AG	3/16/16	6,748
MYR	365,133	USD	84,974	UBS AG	3/16/16	2,090
MYR	1,200,771	USD	279,444	UBS AG	3/16/16	6,873
MYR	971,654	USD	234,077	UBS AG	3/16/16	(2,391)
MYR	312,331	USD	75,242	UBS AG	3/16/16	(769)
USD	275,689	MYR	1,200,625	UBS AG	3/16/16	(10,594)
USD	81,734	MYR	355,953	UBS AG	3/16/16	(3,141)
USD	275,268	MYR	1,185,578	UBS AG	3/16/16	(7,427)
USD	82,770	MYR	356,492	UBS AG	3/16/16	(2,233)
USD	172,961	MYR	739,600	Westpac Group	3/16/16	(3,392)
NOK	2,054,122	USD	235,163	Barclays Bank plc	3/16/16	850
NOK	614,997	USD	70,407	Barclays Bank plc	3/16/16	255
NOK	2,071,707	USD	235,210	JPMorgan Chase Bank N.A.	3/16/16	2,824
NOK	654,517	USD	74,310	JPMorgan Chase Bank N.A.	3/16/16	892
NOK	2,039,902	USD	233,612	UBS AG	3/16/16	767
NOK	616,678	USD	70,623	UBS AG	3/16/16	232
USD	171,260	NOK	1,491,685	Barclays Bank plc	3/16/16	(131)
USD	54,666	NOK	476,142	Barclays Bank plc	3/16/16	(42)
USD	71,034	NOK	616,786	Barclays Bank plc	3/16/16	167
USD	236,576	NOK	2,054,185	Barclays Bank plc	3/16/16	556
USD	232,201	NOK	2,039,047	Deutsche Bank	3/16/16	(2,080)
USD	70,340	NOK	617,685	Deutsche Bank	3/16/16	(630)
NZD	477,659	USD	319,704	Barclays Bank plc	3/16/16	(5,238)
NZD	150,920	USD	101,013	Barclays Bank plc	3/16/16	(1,655)
USD	65,717	NZD	99,852	Barclays Bank plc	3/16/16	(21)
USD	107,065	NZD	162,678	Barclays Bank plc	3/16/16	(34)
USD	307,182	NZD	478,917	Westpac Group	3/16/16	(8,113)
USD	95,777	NZD	149,323	Westpac Group	3/16/16	(2,529)
PHP	3,399,231	USD	70,685	UBS AG	3/16/16	984
PHP	11,276,064	USD	234,478	UBS AG	3/16/16	3,263
USD	181,528	PHP	8,736,929	UBS AG	3/16/16	(2,679)
USD	61,847	PHP	2,976,685	UBS AG	3/16/16	(913)
USD	231,907	PHP	11,054,988	UBS AG	3/16/16	(1,173)
USD	77,559	PHP	3,697,229	UBS AG	3/16/16	(392)
USD	387,657	PHP	18,619,171	UBS AG	3/16/16	(4,904)
USD	117,143	PHP	5,626,379	UBS AG	3/16/16	(1,482)
USD	66,075	PHP	3,153,097	UBS AG	3/16/16	(404)
USD	204,725	PHP	9,769,475	UBS AG	3/16/16	(1,252)
PLN	1,588,285	USD	403,374	Barclays Bank plc	3/16/16	(5,826)
PLN	482,322	USD	122,494	Barclays Bank plc	3/16/16	(1,769)
PLN	781,417	USD	191,152	Barclays Bank plc	3/16/16	4,436
PLN	263,330	USD	64,416	Barclays Bank plc	3/16/16	1,495
USD	198,176	PLN	793,557	Barclays Bank plc	3/16/16	(451)

USD	63,267	PLN	253,339	Barclays Bank plc	3/16/16	(144)
USD	230,870	PLN	919,801	Barclays Bank plc	3/16/16	644
USD	77,495	PLN	308,744	Barclays Bank plc	3/16/16	216
USD	508,304	PLN	2,013,698	Barclays Bank plc	3/16/16	4,276
USD	139,038	PLN	550,814	Barclays Bank plc	3/16/16	1,170
RUB	2,382,555	USD	33,645	UBS AG	3/16/16	(2,117)
RUB	5,025,393	USD	63,936	UBS AG	3/16/16	2,564
RUB	16,231,587	USD	206,509	UBS AG	3/16/16	8,281
USD	63,923	RUB	5,202,723	UBS AG	3/16/16	(4,923)
USD	199,430	RUB	16,231,587	UBS AG	3/16/16	(15,360)
SEK	2,461,689	USD	287,557	Barclays Bank plc	3/16/16	108
SEK	703,625	USD	83,199	Deutsche Bank	3/16/16	(976)
SEK	673,253	USD	80,417	JPMorgan Chase Bank N.A.	3/16/16	(1,743)
SEK	2,217,005	USD	264,812	JPMorgan Chase Bank N.A.	3/16/16	(5,740)
SEK	820,578	USD	95,714	UBS AG	3/16/16	176
USD	339,301	SEK	2,850,787	Barclays Bank plc	3/16/16	6,168
USD	13,188	SEK	110,805	Barclays Bank plc	3/16/16	240
USD	246,933	SEK	2,077,718	Deutsche Bank	3/16/16	4,138
USD	83,034	SEK	698,654	Deutsche Bank	3/16/16	1,391
USD	256,884	SEK	2,194,725	Deutsche Bank	3/16/16	416
USD	79,894	SEK	682,582	Deutsche Bank	3/16/16	129
USD	248,819	SEK	2,131,954	JPMorgan Chase Bank N.A.	3/16/16	(313)
USD	74,189	SEK	635,673	JPMorgan Chase Bank N.A.	3/16/16	(93)
SGD	104,612	USD	73,254	Barclays Bank plc	3/16/16	1,134
SGD	337,994	USD	236,679	Barclays Bank plc	3/16/16	3,662
SGD	564,224	USD	400,000	Deutsche Bank	3/16/16	1,209
SGD	169,267	USD	120,000	Deutsche Bank	3/16/16	363
SGD	574,760	USD	407,658	State Street Bank & Trust Co.	3/16/16	1,043
SGD	173,632	USD	123,151	State Street Bank & Trust Co.	3/16/16	315
SGD	331,791	USD	236,003	State Street Bank & Trust Co.	3/16/16	(73)
SGD	108,183	USD	76,951	State Street Bank & Trust Co.	3/16/16	(24)
USD	400,371	SGD	564,685	JPMorgan Chase Bank N.A.	3/16/16	(1,165)
USD	120,351	SGD	169,743	JPMorgan Chase Bank N.A.	3/16/16	(350)
USD	146,435	SGD	210,628	State Street Bank & Trust Co.	3/16/16	(3,338)
USD	469,013	SGD	674,614	State Street Bank & Trust Co.	3/16/16	(10,692)
USD	399,562	SGD	574,092	State Street Bank & Trust Co.	3/16/16	(8,664)
USD	119,134	SGD	171,173	State Street Bank & Trust Co.	3/16/16	(2,583)
USD	152,752	SGD	215,399	UBS AG	3/16/16	(414)
USD	121,686	SGD	171,592	UBS AG	3/16/16	(330)
THB	3,820,943	USD	106,300	UBS AG	3/16/16	901
THB	11,208,914	USD	311,835	UBS AG	3/16/16	2,642
THB	5,898,914	USD	167,108	UBS AG	3/16/16	(1,608)
THB	1,984,233	USD	56,211	UBS AG	3/16/16	(541)
USD	179,357	THB	6,498,116	UBS AG	3/16/16	(2,954)
TRY	257,035	USD	86,354	Barclays Bank plc	3/16/16	(45)
TRY	854,071	USD	286,937	Barclays Bank plc	3/16/16	(151)
TRY	717,963	USD	233,499	Barclays Bank plc	3/16/16	7,584
TRY	226,597	USD	73,695	Barclays Bank plc	3/16/16	2,394
TRY	148,278	USD	49,268	Barclays Bank plc	3/16/16	521
TRY	450,539	USD	149,701	Barclays Bank plc	3/16/16	1,584
TRY	108,078	USD	36,575	Barclays Bank plc	3/16/16	(284)
TRY	326,028	USD	110,331	Barclays Bank plc	3/16/16	(855)
TRY	662,064	USD	224,432	Barclays Bank plc	3/16/16	(2,120)

TRY	222,630	USD	75,469	Barclays Bank plc	3/16/16	(713)
TRY	64,888	USD	21,674	JPMorgan Chase Bank N.A.	3/16/16	115
USD	355,292	TRY	1,045,993	Deutsche Bank	3/16/16	4,061
USD	112,997	TRY	332,668	Deutsche Bank	3/16/16	1,292
USD	133,691	TRY	400,250	JPMorgan Chase Bank N.A.	3/16/16	(708)
USD	83,382	TRY	255,053	JPMorgan Chase Bank N.A.	3/16/16	(2,261)
USD	276,968	TRY	847,204	JPMorgan Chase Bank N.A.	3/16/16	(7,512)
TWD	4,517,345	USD	137,615	UBS AG	3/16/16	(1,928)
TWD	14,824,944	USD	451,622	UBS AG	3/16/16	(6,328)
TWD	4,081,069	USD	123,856	UBS AG	3/16/16	(1,274)
TWD	13,069,147	USD	396,636	UBS AG	3/16/16	(4,080)
USD	48,764	TWD	1,637,238	UBS AG	3/16/16	(414)
USD	153,208	TWD	5,143,965	UBS AG	3/16/16	(1,300)
USD	100,049	TWD	3,333,142	UBS AG	3/16/16	(68)
USD	100,049	TWD	3,333,142	UBS AG	3/16/16	(68)
USD	310,346	TWD	10,339,178	UBS AG	3/16/16	(210)
USD	136,558	TWD	4,517,345	UBS AG	3/16/16	872
USD	448,154	TWD	14,824,944	UBS AG	3/16/16	2,860
USD	236,114	TWD	7,925,182	UBS AG	3/16/16	(1,933)
USD	72,809	TWD	2,443,831	UBS AG	3/16/16	(596)
ZAR	782,364	USD	48,995	Barclays Bank plc	3/16/16	178
ZAR	2,198,746	USD	137,694	Barclays Bank plc	3/16/16	499
ZAR	1,260,722	USD	75,807	JPMorgan Chase Bank N.A.	3/16/16	3,431
ZAR	4,082,756	USD	245,496	JPMorgan Chase Bank N.A.	3/16/16	11,110
USD	63,851	ZAR	948,150	Deutsche Bank	3/16/16	4,258
USD	250,059	ZAR	3,713,234	Deutsche Bank	3/16/16	16,677
						(251,046)

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
10	U.S. Treasury 10-Year Ultra Notes	June 2016	1,411,093	7,654
97	U.S. Treasury 2-Year Notes	June 2016	21,199,047	(20,796)
16	U.S. Treasury 5-Year Notes	June 2016	1,935,750	(7,911)
			24,545,890	(21,053)
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
69	U.S. Treasury 10-Year Notes	June 2016	9,005,578	37,579
17	U.S. Treasury 10-Year Ultra Notes	June 2016	2,398,859	2,020
13	U.S. Treasury Ultra Bonds	June 2016	2,251,031	(17,904)
6	U.S. Treasury Long Bonds	June 2016	987,188	6,362
			14,642,656	28,057

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS*
Reference Entity	Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Implied Credit Spread*** (%)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North America High Yield 24 Index	2,757,150	Sell	5.00	06/20/20	4.48	(85,437)	80,656
CDX North America High Yield 25 Index	4,220,000	Sell	5.00	12/20/20	5.22	16,921	5,207
						(68,516)	85,863

* Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

** The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

*** Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller’s performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Colombian Peso
CVA	-	Certificaten Van Aandelen
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GDR	-	Global Depositary Receipt
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
PIK	-	Payment in Kind
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $213,518.

(3)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

(4)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $67,942,857, which represented 4.5% of total net assets.

(5)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(6)	Security is in default.

(7)	Final maturity date indicated, unless otherwise noted.

(8)	Forward commitment. Settlement date is indicated.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	713,936,906	244,359,056	—
U.S. Treasury Securities	—	169,401,449	—
Corporate Bonds	—	155,986,225	—
U.S. Government Agency Mortgage-Backed Securities	—	60,154,502	—
Sovereign Governments and Agencies	—	55,774,491	—
Collateralized Mortgage Obligations	—	15,721,529	—
Commercial Mortgage-Backed Securities	—	14,428,474	—
Municipal Securities	—	13,001,668	—
Commercial Paper	—	11,939,951	—
Asset-Backed Securities	—	11,936,526	—
Exchange-Traded Funds	5,121,082	—	—
U.S. Government Agency Securities	—	4,317,766	—
Temporary Cash Investments	22,857,618	3,000,432	—
	741,915,606	760,022,069	—
Other Financial Instruments
Futures Contracts	53,615	—	—
Swap Agreements	—	85,863	—
Forward Foreign Currency Exchange Contracts	—	1,276,592	—
	53,615	1,362,455	—
Liabilities
Other Financial Instruments
Futures Contracts	46,611	—	—
Forward Foreign Currency Exchange Contracts	—	1,527,638	—
	46,611	1,527,638	—

3. Federal Tax Information

As of February 29, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,443,308,356
Gross tax appreciation of investments	$133,722,709
Gross tax depreciation of investments	(75,093,390)
Net tax appreciation (depreciation) of investments	$58,629,319

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Strategic Asset Allocations, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	April 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	April 26, 2016

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	April 26, 2016